UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-5002

DWS Variable Series II

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	06/30/09

ITEM 1.           REPORT TO STOCKHOLDERS

June 30, 2009

SEMIANNUAL REPORT

DWS VARIABLE SERIES II

DWS Alternative Asset Allocation Plus VIP

DWS Balanced VIP

DWS Blue Chip VIP

DWS Core Fixed Income VIP

DWS Diversified International Equity VIP (formerly DWS International Select Equity VIP)

DWS Dreman Small Mid Cap Value VIP

DWS Global Thematic VIP

DWS Government & Agency Securities VIP

DWS High Income VIP

DWS Large Cap Value VIP

DWS Mid Cap Growth VIP

DWS Money Market VIP

DWS Small Cap Growth VIP

DWS Strategic Income VIP

DWS Strategic Value VIP (formerly DWS Dreman High Return Equity VIP)

DWS Technology VIP

DWS Turner Mid Cap Growth VIP

Contents

Information About Your Portfolio's Expenses, Management Summary, Portfolio Summary, Investment Portfolio, Financial Statements and Financial Highlights for:

4 DWS Alternative Asset Allocation Plus VIP

6 DWS Balanced VIP

49 DWS Blue Chip VIP

63 DWS Core Fixed Income VIP

77 DWS Diversified International Equity VIP (formerly DWS International Select Equity VIP)

95 DWS Dreman Small Mid Cap Value VIP

106 DWS Global Thematic VIP

119 DWS Government & Agency Securities VIP

130 DWS High Income VIP

151 DWS Large Cap Value VIP

162 DWS Mid Cap Growth VIP

173 DWS Money Market VIP

184 DWS Small Cap Growth VIP

195 DWS Strategic Income VIP

220 DWS Strategic Value VIP (formerly DWS Dreman High Return Equity VIP)

231 DWS Technology VIP

241 DWS Turner Mid Cap Growth VIP

253 Notes to Financial Statements

276 Other Information

276 Proxy Voting

277 Summary of Management Fee Evaluation by Independent Fee Consultant

280 Summary of Administrative Fee Evaluation by Independent Fee Consultant

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus, call (800) 778-1482 or your financial representative. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The prospectus contains this and other important information about the product. Please read the prospectus carefully before you invest.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Investments in variable portfolios involve risk. Some portfolios have more risk than others. These include portfolios that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in Emerging Market countries). Please read the prospectus for specific details regarding its investments and risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

Information About Your Portfolio's Expenses

DWS Alternative Asset Allocation Plus VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expense of the Underlying Funds in which the Portfolio invests. The Portfolio's estimated indirect expense from investing in the Underlying Funds is based on the expense ratios from each of the Underlying Fund's most recent shareholder report. During the period from February 2, 2009 (commencement of operations for Class A shares) and from May 18, 2009 (commencement of operations for Class B shares) to June 30, 2009, the Portfolio limited these expenses; had it not done so, expenses would have been higher. In addition, certain of the Underlying Funds limited expenses; had they not done so, expenses would have been higher. The examples in the table are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Direct Portfolio Expenses and Value of a $1,000 Investment for the period ended June 30, 2009
Actual Portfolio Return	Class A*	Class B**
Beginning Account Value	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$1,116.00	$ 1,026.00
Expenses Paid per $1,000***	$ .91	$ .73
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$1,023.75	$ 1,021.77
Expenses Paid per $1,000+	$ 1.05	$ 3.06
Direct Portfolio Expenses and Acquired Funds (Underlying Funds) Fees and Expenses and Value of a $1,000 Investment for the period ended June 30, 2009
Actual Portfolio Return	Class A*	Class B**
Beginning Account Value	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,116.00	$ 1,026.00
Expenses Paid per $1,000***	$ 7.08	$ 2.43
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	1,000.00
Ending Account Value 6/30/09	$ 1,016.66	$ 1,014.68
Expenses Paid per $1,000++	$ 8.20	$ 10.19
* For the period from February 2, 2009 (commencement of operations) to June 30, 2009.
** For the period from May 18, 2009 (commencement of operations) to June 30, 2009.
*** Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days since the commencement of the class (February 2, 2009 for Class A shares and May 18, 2009 for Class B shares), then divided by 365.
+ Expenses (hypothetical expenses if the Portfolio had been in existence from 1/1/09) are equal to the Portfolio's annualized expense ratio for each share class multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
++ Expenses (hypothetical expenses if the Portfolio had been in existence from 1/1/09) are equal to the Portfolio's annualized expense ratio for each share class plus the Acquired Funds (Underlying Funds) Fees and Expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
Direct Portfolio Expense Ratio	.21%	.61%
Acquired Portfolios (Underlying Funds) Fees and Expenses	1.43%	1.43%
Net Annual Portfolio and Acquired Funds (Underlying Funds) Operating Expenses	1.64%	2.04%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS Alternative Asset Allocation Plus VIP

Asset Allocation (As a % of Investment Portfolio)	6/30/09

Alternative Funds	73%
Income Funds	15%
International Equity Funds	10%
Money Market Funds	2%
100%

Asset allocation is subject to change.

For more complete details about the Portfolio's investment portfolio, see page 5. A complete list of portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Risk Considerations

Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that management may favor an asset category that performs poorly relative to the other asset categories. The Portfolio expects to invest in underlying funds that emphasize alternatives or non-traditional asset categories or investment strategies, and as a result, it is subject to the risk factors of those underlying funds. Some of those risks include stock market risk, credit and interest-rate risk, volatility in commodity prices and high-yield debt securities, short sales risk and the political, general economic, liquidity and currency risks of foreign investments, which may be particularly significant for emerging markets. The Portfolio also expects to have direct and indirect exposure to derivatives, which may be more volatile and less liquid than traditional securities. The Portfolio could suffer losses on its derivative positions. See the prospectus for additional risks and specific details regarding the Portfolio's risk profile.

Investment Portfolio June 30, 2009 (Unaudited)

DWS Alternative Asset Allocation Plus VIP

	Shares	Value ($)

Equity Funds 63.2%
DWS Commodity Securities Fund "Institutional"	8,725	28,357
DWS Disciplined Market Neutral Fund "Institutional"	6.093	57,579
DWS Emerging Markets Equity Fund "Institutional"	2,166	28,380
DWS Gold & Precious Metals Fund "Institutional"	880	14,065
DWS RREEF Global Infrastructure Fund "Institutional"	1,999	14,276
DWS RREEF Global Real Estate Securities Fund "Institutional"	9,892	56,881
Total Equity Funds (Cost $182,371)		199,538

Fixed Income — Bond Funds 27.4%
DWS Emerging Markets Fixed Income Fund "Institutional"	3,132	28,847
	Shares	Value ($)

DWS Floating Rate Plus Fund "Institutional"	1,768	14,447
DWS Inflation Protected Plus Fund "Institutional"	4,658	43,412
Total Fixed Income — Bond Funds (Cost $82,596)		86,706

Fixed Income — Money Market Fund 2.3%
Cash Management QP Trust (Cost $7,196)	7,196	7,196
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $272,163)+	92.9	293,440
Other Assets and Liabilities, Net	7.1	22,362
Net Assets	100.0	315,802
+ The cost for federal income tax purposes was $272,163. At June 30, 2009, net unrealized appreciation for all securities based on tax cost was $21,277. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,584 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $307.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Underlying funds (a)	$ 286,244	$ —	$ —	$ 286,244
Short-Term Investments (a)	—	7,196	—	7,196
Total	$ 286,244	$ 7,196	$ —	$ 293,440
(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in Underlying Affiliated Funds, at value (cost $264,967)	$ 286,244
Investment in Cash Management QP Trust (cost $7,196)	7,196
Total investments, at value (cost $272,163)	293,440
Receivable for investments sold	485
Receivable for Portfolio shares sold	9
Interest receivable	9
Dividends receivable	11
Deferred offering costs	27,225
Due from Advisor	19,875
Total assets	341,054
Liabilities
Payable for investments purchased	4,780
Accrued expenses and other liabilities	20,472
Total liabilities	25,252
Net assets, at value	$ 315,802
Net Assets Consist of
Undistributed net investment income	1,107
Net unrealized appreciation (depreciation) on: Investments	21,277
Accumulated net realized gain (loss)	1,367
Paid-in capital	292,051
Net assets, at value	$ 315,802
Class A Net Asset Value, offering and redemption price per share ($314,776 ÷ 28,218 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 11.16
Class B Net Asset Value, offering and redemption price per share ($1,026 ÷ 92 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 11.15

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the period from February 2, 2009 (commencement of operations) to June 30, 2009 (Unaudited)
Investment Income
Income: Income distributions from Underlying Affiliated Funds	$ 1,260
Interest — Cash Management QP Trust	30
Total Income	1,290
Expenses: Management fee	174
Administration service fee	87
Services to shareholders	114
Custodian fee	2,649
Legal fees	2,177
Audit and tax fees	17,256
Trustees' fees and expenses	800
Reports to shareholders	8,745
Offering expenses	20,836
Other	261
Total expenses before expense reductions	53,099
Expense reductions	(52,916)
Total expenses after expense reductions	183
Net investment income (loss)	1,107
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from sale of Underlying Affiliated Funds	1,367
Change in net unrealized appreciation (depreciation) on investments	21,277
Net gain (loss)	22,644
Net increase (decrease) in net assets resulting from operations	$ 23,751

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Period Ended June 30, 2009* (Unaudited)
Operations: Net investment income (loss)	$ 1,107
Net realized gain (loss)	1,367
Change in net unrealized appreciation (depreciation)	21,277
Net increase (decrease) in net assets resulting from operations	23,751
Portfolio share transactions: Class A Proceeds from shares sold	92,051
Cost of shares redeemed	(1,000)
Net increase (decrease) in net assets from Class A share transactions	91,051
Increase (decrease) in net assets	114,802
Net assets at beginning of period (initial capital) Class A Class B	200,000 1,000
Net assets at end of period (including undistributed net investment income of $1,107)	$ 315,802
Other Information
Class A Shares sold	8,310
Shares redeemed	(92)
Net increase (decrease) in Class A shares	8,218
Initial Capital	20,000
Shares outstanding at end of period	28,218
Class B Initial Capital	92
Shares outstanding at end of period	92
* For the period from February 2, 2009 (commencement of operations) to June 30, 2009 for Class A shares and from May 18, 2009 (commencement of operations) to June 30, 2009 for Class B shares.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Year Ended December 31,	2009[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[b]	.05
Net realized and unrealized gain (loss)	1.11
Total from investment operations	1.16
Net asset value, end of period	$ 11.16
Total Return (%)[c,d]	11.60**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	315
Ratio of expenses before expense reductions (%)[e]	60.94*
Ratio of expenses after expense reductions (%)[e]	.21*
Ratio of net investment income (%)	1.27*
Portfolio turnover rate (%)	37**
[a] For the period from February 2, 2009 (commencement of operations of Class A shares) to June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Portfolios' expenses.
[e] The Portfolio invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Portfolio is invested. This ratio does not include these indirect fees and expenses.
* Annualized ** Not annualized

Class B Year Ended December 31,	2009[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.87
Income (loss) from investment operations: Net investment income (loss)[b]	.01
Net realized and unrealized gain (loss)	.27
Total from investment operations	.28
Net asset value, end of period	$ 11.15
Total Return (%)[c,d]	2.58**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	1
Ratio of expenses before expense reductions (%)[e]	87.96*
Ratio of expenses after expense reductions (%)[e]	.61*
Ratio of net investment income (%)	1.26*
Portfolio turnover rate (%)	37**
[a] For the period from May 18, 2009 (commencement of operations of Class B shares) to June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Portfolios' expenses.
[e] The Portfolio invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Portfolio is invested. This ratio does not include these indirect fees and expenses.
* Annualized ** Not annualized

Performance Summary June 30, 2009

DWS Balanced VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying Portfolio, their performance will differ.

The total annual Portfolio operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 is 0.61% for Class A shares. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

Risk Considerations

The Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. The Portfolio also invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the bond portfolio, can decline and the investor can lose principal value. The Portfolio invests in derivatives seeking to hedge positions in certain securities and to generate income in order to enhance the Portfolio's returns. Derivatives can be more volatile and less liquid than traditional fixed-income securities. In the current market environment, mortgage-backed securities are experiencing increased volatility. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Portfolio returns for the 1-year, 3-year, 5-year and 10-year periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Balanced VIP
[] DWS Balanced VIP — Class A [] Russell 1000® Index [] Barclays Capital US Aggregate Bond Index [] Blended Index

The Russell 1000® Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

The Barclays Capital US Aggregate Bond Index is an unmanaged, market-value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

The Blended Index consists of the Barclays Capital US Aggregate Bond Index (27%), Russell 1000 Growth Index (20%), Russell 1000 Value Index (20%), MSCI EAFE Index (8%), Russell 2000 Index (6%), Merrill Lynch 3 Month Treasury Bill Index (5%), Barclays Capital Global TIPS Index (5%), Credit Suisse High Yield Index (3%), MSCI Emerging Markets Free Index (3%), and the MSCI EAFE Small Cap index (3%).

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Balanced VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,719	$8,154	$8,854	$9,811	$9,763
	Average annual total return	7.19%	-18.46%	-3.98%	-.38%	-.24%
Russell 1000 Index	Growth of $10,000	$10,432	$7,331	$7,737	$9,109	$8,382
	Average annual total return	4.32%	-26.69%	-8.20%	-1.85%	-1.75%
Barclays Capital US Aggregate Bond Index	Growth of $10,000	$10,190	$10,605	$12,055	$12,772	$17,871
	Average annual total return	1.90%	6.05%	6.43%	5.01%	5.98%
Blended Index	Growth of $10,000	$10,564	$8,589	$9,277	$10,535	$11,497
	Average annual total return	5.64%	-14.11%	-2.47%	1.05%	1.40%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Information About Your Portfolio's Expenses

DWS Balanced VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Portfolio Return	Class A
Beginning Account Value 1/1/09	$ 1,000.00
Ending Account Value 6/30/09	$ 1,071.90
Expenses Paid per $1,000*	$ 3.54
Hypothetical 5% Portfolio Return	Class A
Beginning Account Value 1/1/09	$ 1,000.00
Ending Account Value 6/30/09	$ 1,021.37
Expenses Paid per $1,000*	$ 3.46
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratio	Class A
DWS Variable Series II — DWS Balanced VIP	.69%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS Balanced VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/09	12/31/08

Common Stocks	55%	59%
Government & Agency Obligations	13%	6%
Mortgage-Backed Securities Pass-Throughs	10%	9%
Corporate Bonds	9%	12%
Cash Equivalents	7%	5%
Exchange-Traded Funds	5%	—
Commercial Mortgage-Backed Securities	1%	2%
Collateralized Mortgage Obligations	—	6%
Asset Backed	—	1%
	100%	100%
Sector Diversification (Excludes Cash Equivalents and Securities Lending)	6/30/09	12/31/08

Financials	15%	18%
Information Technology	14%	12%
Health Care	13%	14%
Energy	12%	11%
Consumer Staples	10%	11%
Industrials	10%	10%
Consumer Discretionary	9%	7%
Utilities	6%	6%
Materials	6%	5%
Telecommunication Services	5%	6%
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 9. A complete list of portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2009 (Unaudited)

DWS Balanced VIP

	Shares	Value ($)

Common Stocks 55.2%
Consumer Discretionary 4.7%
Auto Components 0.2%
Bridgestone Corp.	300	4,686
Compagnie Generale des Etablissements Michelin "B"	105	6,001
Cooper Tire & Rubber Co.	9,200	91,264
Denso Corp.	200	5,098
Magna International, Inc. "A"	300	12,729
Minth Group Ltd.	153,700	127,563
Spartan Motors, Inc.	1,800	20,394
Tianneng Power International Ltd.	192,000	58,571
Xinyi Glass Holdings Co., Ltd.	186,000	160,019
		486,325
Automobiles 0.2%
Bayerische Motoren Werke (BMW) AG	257	9,706
Daimler AG (Registered)	6,752	244,300
Fiat SpA*	2,518	25,544
Honda Motor Co., Ltd.	700	19,167
Mitsubishi Motors Corp.*	2,000	3,734
Nissan Motor Co., Ltd.	900	5,434
PSA Peugeot Citroen*	112	2,954
Renault SA*	129	4,762
Suzuki Motor Corp.	200	4,472
Toyota Motor Corp.	7,100	268,411
Volkswagen AG	59	19,973
		608,457
Distributors 0.2%
Genuine Parts Co.	14,378	482,526
Jardine Cycle & Carriage Ltd.	1,000	13,236
Li & Fung Ltd.	10,000	26,538
		522,300
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	2,400	170,688
Brink's Home Security Holdings, Inc.*	1,100	31,141
Capella Education Co.*	1,400	83,930
Lincoln Educational Services Corp.*	5,300	110,929
Steiner Leisure Ltd.*	1,000	30,530
		427,218
Hotels Restaurants & Leisure 1.2%
Accor SA	151	6,005
Ambassadors Group, Inc.	700	9,639
Ameristar Casinos, Inc.	2,500	47,575
Buffets Restaurants Holdings, Inc.*	3,332	3,998
Burger King Holdings, Inc.	11,453	197,793
Carnival Corp. (Units)	22,749	586,242
Carnival PLC	148	3,927
Carrols Restaurant Group, Inc.*	700	4,662
Compass Group PLC	1,151	6,486
Cracker Barrel Old Country Store, Inc.	1,900	53,010
Crown Ltd.	2,440	14,219
Darden Restaurants, Inc.	8,500	280,330
Genting Singapore PLC*	34,000	15,962
Isle of Capri Casinos, Inc.*	1,200	15,984
Lottomatica SpA	275	5,309
Marriott International, Inc. "A"	13,150	290,225
	Shares	Value ($)

McDonald's Corp.	20,900	1,201,541
MGM MIRAGE*	15,200	97,128
OPAP SA	2,343	62,226
P.F. Chang's China Bistro, Inc.*	3,900	125,034
Paddy Power PLC	4,737	110,539
PartyGaming PLC*	13,118	52,974
REXLot Holdings Ltd.*	1,675,000	131,726
Shangri-La Asia Ltd.	6,000	8,894
Sodexo	85	4,372
TABCORP Holding Ltd.	3,148	18,116
Tatts Group Ltd.	5,842	11,983
Whitbread PLC	229	3,082
Wyndham Worldwide Corp.	6,200	75,144
		3,444,125
Household Durables 0.2%
Advanced Digital Broadcast Holdings SA (Registered)*	1,203	36,517
Electrolux AB "B"*	800	11,214
Garmin Ltd.	7,100	169,122
Husqvarna AB "B"*	900	4,942
La-Z-Boy, Inc.	4,300	20,296
Meritage Homes Corp.*	6,800	128,248
NVR, Inc.*	100	50,239
Panasonic Corp.	1,000	13,413
Rational AG	700	80,750
Ryland Group, Inc.	2,400	40,224
Sharp Corp.	1,000	10,318
Sony Corp.	400	10,333
		575,616
Internet & Catalog Retail 0.1%
Amazon.com, Inc.*	3,500	292,810
Leisure Equipment & Products 0.1%
Hasbro, Inc.	8,400	203,616
RC2 Corp.*	300	3,969
Smith & Wesson Holding Corp.*	18,200	103,376
Sturm, Ruger & Co., Inc.	4,700	58,468
		369,429
Media 0.9%
Aegis Group PLC	34,751	52,748
British Sky Broadcasting Group PLC	1,232	9,242
Carmike Cinemas, Inc.	1,100	9,218
Cinemark Holdings, Inc.	2,400	27,168
Comcast Corp. "A"	56,300	815,787
DISH Network Corp. "A"*	6,600	106,986
Fairfax Media Ltd.	9,014	8,824
Gestevision Telecinco SA	345	3,236
JC Decaux SA*	4,696	74,738
Lagardere SCA	107	3,561
Marvel Entertainment, Inc.*	1,600	56,944
Mediacom Communications Corp. "A"*	21,100	107,821
Mediaset SpA	3,394	19,086
Publicis Groupe	132	4,030
Reed Elsevier NV	11,801	130,145
Scripps Networks Interactive "A"	5,000	139,150
SES "A" (FDR)	184	3,513
Shaw Communications, Inc. "B"	800	13,467
Singapore Press Holdings Ltd.	17,000	37,012
Television Broadcasts Ltd.	1,000	3,905
	Shares	Value ($)

Thomson Reuters Corp.	1,200	34,922
Thomson Reuters PLC	113	3,224
Time Warner Cable, Inc.	16,325	517,013
Time Warner, Inc.	21,333	537,378
Vertis Holdings, Inc.*	1,645	0
Vivendi	461	11,043
Wolters Kluwer NV	4,847	84,813
WPP PLC	1,683	11,194
		2,826,168
Multiline Retail 0.2%
Canadian Tire Corp., Ltd. "A"	100	4,729
Kohl's Corp.*	9,880	422,370
Macy's, Inc.	17,900	210,504
Marks & Spencer Group PLC	1,148	5,794
Next PLC	169	4,095
PPR	57	4,664
		652,156
Specialty Retail 0.8%
Advance Auto Parts, Inc.	2,900	120,321
Aeropostale, Inc.*	3,200	109,664
American Eagle Outfitters, Inc.	5,700	80,769
Best Buy Co., Inc.	3,300	110,517
Big 5 Sporting Goods Corp.	3,700	40,922
Cato Corp. "A"	5,100	88,944
Dress Barn, Inc.*	600	8,580
Esprit Holdings Ltd.	5,000	27,968
Foot Locker, Inc.	11,700	122,499
Gymboree Corp.*	1,900	67,412
Hennes & Mauritz AB "B"	4,320	215,963
Hot Topic, Inc.*	3,200	23,392
Industria de Diseno Textil SA	1,095	52,623
J. Crew Group, Inc.*	1,000	27,020
Jos. A. Bank Clothiers, Inc.*	3,700	127,502
Kingfisher PLC	1,961	5,749
Lowe's Companies, Inc.	11,600	225,156
Nitori Co., Ltd.	900	63,878
Office Depot, Inc.*	29,600	134,976
Rent-A-Center, Inc.*	6,900	123,027
Ross Stores, Inc.	500	19,300
Stage Stores, Inc.	1,100	12,210
The Buckle, Inc.	4,000	127,080
TJX Companies, Inc.	6,500	204,490
Tractor Supply Co.*	3,400	140,488
Urban Outfitters, Inc.*	3,800	79,306
		2,359,756
Textiles, Apparel & Luxury Goods 0.5%
Adidas AG	129	4,915
Carter's, Inc.*	5,000	123,050
Coach, Inc.	8,500	228,480
Compagnie Financiere Richemont SA "A"	8,979	187,084
Deckers Outdoor Corp.*	900	63,243
Fuqi International, Inc.*	2,400	49,704
G-III Apparel Group Ltd.*	2,400	27,576
Gildan Activewear, Inc.*	300	4,444
Hermes International	19	2,645
Jones Apparel Group, Inc.	1,200	12,876
Luxottica Group SpA*	492	10,232
Maidenform Brands, Inc.*	700	8,029
NIKE, Inc. "B"	13,400	693,852
Polo Ralph Lauren Corp.	500	26,770
Steven Madden Ltd.*	4,300	109,435
	Shares	Value ($)

Swatch Group AG (Bearer)	83	13,347
Swatch Group AG (Registered)	219	7,181
Timberland Co. "A"*	2,400	31,848
Yue Yuen Industrial (Holdings) Ltd.	3,000	6,722
		1,611,433

Consumer Staples 5.5%
Beverages 0.9%
Anheuser-Busch InBev NV	1,362	49,308
Asahi Breweries Ltd.	1,300	18,669
C&C Group PLC	40,826	137,880
Carlsberg AS "B"	4,796	308,277
Central European Distribution Corp.*	2,700	71,739
Coca-Cola Amatil Ltd.	614	4,253
Coca-Cola Bottling Co. Consolidated	300	16,539
Coca-Cola Co.	2,500	119,975
Coca-Cola Enterprises, Inc.	4,800	79,920
Coca-Cola Hellenic Bottling Co. SA	3,500	71,718
Coca-Cola West Co., Ltd.	400	7,645
Diageo PLC	274	3,935
Foster's Group Ltd.	2,760	11,439
Heineken Holding NV	156	4,963
Heineken NV	730	27,122
Kirin Holdings Co., Ltd.	3,000	41,881
National Beverage Corp.*	1,000	10,650
PepsiCo, Inc.	28,734	1,579,221
Pernod Ricard SA	459	28,978
SABMiller PLC	434	8,835
Sapporo Holdings Ltd.	1,000	5,704
		2,608,651
Food & Staples Retailing 1.6%
AEON Co., Ltd.	2,500	24,625
Carrefour SA	1,655	70,796
Casino Guichard-Perrachon SA	82	5,539
Colruyt SA	24	5,477
CVS Caremark Corp.	24,249	772,816
Delhaize Group	196	13,800
FamilyMart Co., Ltd.	300	9,403
George Weston Ltd.	200	10,031
J Sainsbury PLC	405	2,091
Koninklijke Ahold NV	4,134	47,504
Kroger Co.	17,376	383,141
Lawson, Inc.	300	13,183
Loblaw Companies Ltd.	300	8,963
Metro AG	1,278	61,092
Metro, Inc. "A"	400	13,075
Seven & I Holdings Co., Ltd.	7,400	173,612
Shoppers Drug Mart Corp.	600	25,787
SUPERVALU, Inc.	20,100	260,295
Sysco Corp.	37,800	849,744
Tesco PLC	2,772	16,157
The Andersons, Inc.	4,200	125,748
UNY Co., Ltd.	1,100	9,358
Wal-Mart Stores, Inc.	31,500	1,525,860
Walgreen Co.	4,300	126,420
Weis Markets, Inc.	500	16,760
Wesfarmers Ltd.	1,325	24,120
Wesfarmers Ltd. (PPS)	167	3,152
William Morrison Supermarkets PLC	498	1,940
Woolworths Ltd.	1,283	27,129
		4,627,618
	Shares	Value ($)

Food Products 1.2%
Ajinomoto Co., Inc.	2,000	15,804
Archer-Daniels-Midland Co.	27,500	736,175
Aryzta AG*	159	5,115
Bunge Ltd.	7,900	475,975
Cadbury PLC	1,029	8,790
DANONE SA	1,348	66,664
Darling International, Inc.*	8,300	54,780
Diamond Foods, Inc.	3,600	100,440
General Mills, Inc.	6,523	365,419
Green Mountain Coffee Roasters, Inc.*	1,650	97,548
J & J Snack Foods Corp.	1,400	50,260
Kellogg Co.	12,342	574,767
Kikkoman Corp.	1,000	10,010
Kraft Foods, Inc. "A"	9,600	243,264
Lancaster Colony Corp.	300	13,221
MEIJI Holdings Co., Ltd.*	300	12,057
Nestle SA (Registered)	12,937	488,257
Nippon Meat Packers, Inc.	1,000	12,612
Nisshin Seifun Group, Inc.	1,000	11,872
Nissin Foods Holdings Co., Ltd.	300	9,089
Saputo, Inc.	600	12,519
Suedzucker AG	739	15,031
SunOpta, Inc.*	28,800	68,832
Unilever NV (CVA)	5,429	131,022
Unilever PLC	503	11,803
Viterra, Inc.*	700	6,078
Yakult Honsha Co., Ltd.	200	3,810
		3,601,214
Household Products 0.9%
Central Garden & Pet Co. "A"*	400	3,940
Colgate-Palmolive Co.	12,770	903,350
Energizer Holdings, Inc.*	6,900	360,456
Henkel AG & Co. KGaA	1,371	36,969
Kao Corp.	2,000	43,586
Kimberly-Clark Corp.	13,000	681,590
Procter & Gamble Co.	13,090	668,899
Reckitt Benckiser Group PLC	234	10,664
Unicharm Corp.	100	7,634
		2,717,088
Personal Products 0.1%
Beiersdorf AG	1,027	48,413
Chattem, Inc.*	1,200	81,720
China Sky One Medical, Inc.*	7,100	95,708
L'Oreal SA	594	44,472
Shiseido Co., Ltd.	1,000	16,362
		286,675
Tobacco 0.8%
Altria Group, Inc.	50,412	826,253
British American Tobacco PLC	596	16,465
Imperial Tobacco Group PLC	458	11,912
Japan Tobacco, Inc.	56	174,550
Lorillard, Inc.	1,500	101,655
Philip Morris International, Inc.	30,208	1,317,673
Reynolds American, Inc.	1,800	69,516
Swedish Match AB	327	5,315
		2,523,339
Energy 6.4%
Energy Equipment & Services 1.5%
AMEC PLC	15,956	171,796
Cal Dive International, Inc.*	13,000	112,190
	Shares	Value ($)

Cameron International Corp.*	17,000	481,100
Dawson Geophysical Co.*	1,200	35,820
Dresser-Rand Group, Inc.*	5,500	143,550
ENSCO International, Inc.	10,744	374,643
Fugro NV (CVA)	143	5,938
Geokinetics, Inc.*	4,200	57,330
John Wood Group PLC	14,875	65,575
Lamprell PLC	28,582	54,044
Noble Corp.	10,291	311,303
Parker Drilling Co.*	25,900	112,406
Prosafe Production Public Ltd.*	18,000	33,976
Prosafe SE	11,700	60,436
Rowan Companies, Inc.	22,400	432,768
Saipem SpA	7,731	188,717
SBM Offshore NV	8,672	148,545
Schlumberger Ltd.	5,760	311,674
Seadrill Ltd.	800	11,495
Shinko Plantech Co., Ltd.	13,800	108,843
Technip SA	75	3,687
Tecnicas Reunidas SA	1,522	71,825
Tenaris SA	434	5,867
Transocean Ltd.*	16,092	1,195,475
Union Drilling, Inc.*	900	5,958
Willbros Group, Inc.*	8,600	107,586
WorleyParsons Ltd.	324	6,173
		4,618,720
Oil, Gas & Consumable Fuels 4.9%
Alpha Natural Resources, Inc.*	3,900	102,453
Anadarko Petroleum Corp.	9,600	435,744
Apache Corp.	1,600	115,440
BG Group PLC	13,541	227,515
BP PLC	3,445	27,261
Canadian Natural Resources Ltd.	200	10,521
Chevron Corp.	14,747	976,989
ConocoPhillips	34,762	1,462,090
Cosmo Oil Co., Ltd.	3,000	10,167
CVR Energy, Inc.*	2,600	19,058
Delek US Holdings, Inc.	3,400	28,832
Devon Energy Corp.	14,895	811,778
Enbridge, Inc.	100	3,470
EnCana Corp.	200	9,916
Encore Acquisition Co.*	6,100	188,185
Eni SpA	2,390	56,698
EOG Resources, Inc.	5,520	374,918
EXCO Resources, Inc.*	12,600	162,792
ExxonMobil Corp.	45,995	3,215,510
Forest Oil Corp.*	9,500	141,740
Gazprom (ADR)	13,250	269,995
Hess Corp.	3,800	204,250
Husky Energy, Inc.	100	2,797
Idemitsu Kosan Co., Ltd.	100	8,550
Imperial Oil Ltd.	300	11,637
INPEX Corp.	2	15,931
Japan Petroleum Exploration Co., Ltd.	200	11,035
LUKOIL (ADR)*	2,500	111,696
Marathon Oil Corp.	29,882	900,345
Murphy Oil Corp.	6,700	363,944
Nexen, Inc.	16,813	364,016
Nippon Mining Holdings, Inc.	3,000	15,483
Nippon Oil Corp.	4,000	23,544
Noble Energy, Inc.	7,624	449,587
Occidental Petroleum Corp.	7,400	486,994
OMV AG	1,989	74,564
	Shares	Value ($)

Origin Energy Ltd.	1,587	18,674
Paladin Energy Ltd.*	1,162	4,575
Petro-Canada	200	7,724
PetroChina Co., Ltd. "H"	226,000	249,324
Repsol YPF SA	3,776	84,675
Royal Dutch Shell PLC "A"	559	14,000
Royal Dutch Shell PLC "B"	376	9,493
Santos Ltd.	1,486	17,457
Showa Shell Sekiyu KK	1,100	11,595
Southwestern Energy Co.*	3,400	132,090
StatoilHydro ASA	11,050	218,281
Suncor Energy, Inc.	17,000	515,801
Sunoco, Inc.	18,362	425,998
Talisman Energy, Inc.	500	7,183
Tesoro Corp.	6,500	82,745
TonenGeneral Sekiyu KK	1,000	10,163
Total SA	1,172	63,478
Ultra Petroleum Corp.*	6,000	234,000
Valero Energy Corp.	7,400	124,986
Venoco, Inc.*	13,500	103,545
Williams Companies, Inc.	8,200	128,002
Woodside Petroleum Ltd.	5,370	186,079
XTO Energy, Inc.	5,500	209,770
		14,555,083
Financials 7.2%
Capital Markets 1.8%
Affiliated Managers Group, Inc.*	1,100	64,009
Ashmore Group PLC	35,378	110,161
Bank of New York Mellon Corp.	20,800	609,648
BGC Partners, Inc. "A"	7,400	28,046
Calamos Asset Management, Inc. "A"	500	7,055
Charles Schwab Corp.	10,900	191,186
Credit Suisse Group AG (Registered)	5,965	272,300
Daiwa Securities Group, Inc.	1,000	5,911
Duff & Phelps Corp. "A"	3,300	58,674
Franklin Resources, Inc.	5,300	381,653
Greenhill & Co., Inc.	2,001	144,492
Jefferies Group, Inc.*	4,400	93,852
Julius Baer Holding AG (Registered)	126	4,913
KBW, Inc.*	4,600	132,296
Knight Capital Group, Inc. "A"*	1,300	22,165
Lazard Ltd. "A"	5,300	142,676
Marfin Investment Group SA*	1,344	5,726
Mediobanca SpA	278	3,341
Morgan Stanley	6,400	182,464
Nomura Holdings, Inc.	1,400	11,730
Northern Trust Corp.	5,218	280,102
Partners Group Holding AG	1,000	97,174
Penson Worldwide, Inc.*	2,800	25,060
Prospect Capital Corp.	575	5,290
State Street Corp.	7,600	358,720
T. Rowe Price Group, Inc.	12,400	516,708
The Goldman Sachs Group, Inc.	8,600	1,267,984
UBS AG (Registered)*	20,113	246,077
Waddell & Reed Financial, Inc. "A"	4,500	118,665
		5,388,078
Commercial Banks 1.5%
1st Source Corp.	800	13,816
Alpha Bank AE*	8,755	94,602
Anglo Irish Bank Corp., Ltd.	14,896	4,535
Australia & New Zealand Banking Group Ltd.	535	7,073
	Shares	Value ($)

Banca Monte dei Paschi di Siena SpA	1,688	2,727
Banco Bilbao Vizcaya Argentaria SA	705	8,884
Banco de Sabadell SA	598	3,739
Banco Latinoamericano de Exportaciones SA "E"	5,700	70,851
Banco Popular Espanol SA	560	4,900
Banco Santander SA	24,019	289,861
Bank of Cyprus PCL	1,263	7,043
Bank of East Asia Ltd.	580	1,760
Bank of Montreal	200	8,429
Bank of Nova Scotia	400	14,932
Barclays PLC	1,486	6,921
BNP Paribas	3,227	209,412
BOC Hong Kong (Holdings) Ltd.	2,000	3,540
Canadian Imperial Bank of Commerce	100	5,013
Cardinal Financial Corp.	3,800	29,754
China Construction Bank Corp. "H"	182,400	140,781
Chuo Mitsui Trust Holdings, Inc.	1,000	3,795
Commonwealth Bank of Australia	446	13,945
Credit Agricole SA	488	6,112
Cullen/Frost Bankers, Inc.	2,944	135,777
Danske Bank AS*	2,642	45,604
DBS Group Holdings Ltd.	2,000	16,231
Dexia SA*	1,404	10,647
DnB NOR ASA*	29,700	227,398
EFG Eurobank Ergasias*	637	6,636
Erste Group Bank AG	1,182	32,115
Hang Seng Bank Ltd.	600	8,479
Home Bancshares, Inc.	600	11,424
HSBC Holdings PLC	38,815	322,227
Industrial & Commercial Bank of China Ltd. "H"	359,000	249,776
Intesa Sanpaolo*	4,603	14,924
KBC GROEP NV*	454	8,282
Lloyds Banking Group PLC	3,147	3,622
M&T Bank Corp.	3,179	161,906
Marshall & Ilsley Corp.	25,300	121,440
Mitsubishi UFJ Financial Group, Inc.	5,000	30,736
Mizuho Financial Group, Inc.	6,200	14,420
National Australia Bank Ltd.	522	9,398
National Bank of Canada	100	4,621
National Bank of Greece SA*	653	17,891
NBT Bancorp., Inc.	2,300	49,933
Nordea Bank AB	3,492	27,707
Oriental Financial Group, Inc.	11,300	109,610
Oversea-Chinese Banking Corp., Ltd.	1,000	4,599
Park National Corp.	1,800	101,664
Peoples Bancorp., Inc.	400	6,820
Piraeus Bank SA	713	7,028
PNC Financial Services Group, Inc.	2,100	81,501
PrivateBancorp., Inc.	3,200	71,168
Prosperity Bancshares, Inc.	4,700	140,201
Raiffeisen International Bank-Holding AG	442	15,350
Regions Financial Corp.	22,500	90,900
Resona Holdings, Inc.	300	4,205
Royal Bank of Canada	400	16,359
Santander BanCorp.*	3,500	24,360
Skandinaviska Enskilda Banken AB "A"*	1,639	7,204
Societe Generale	175	9,548
Southside Bancshares, Inc.	4,825	110,348
	Shares	Value ($)

Standard Chartered PLC	445	8,381
Sumitomo Mitsui Financial Group, Inc.	300	12,132
Sumitomo Trust & Banking Co., Ltd.	1,000	5,383
Svenska Handelsbanken AB "A"	554	10,468
The Bancorp., Inc.*	1,500	9,000
The Bank of Yokohama Ltd.	1,000	5,326
Tompkins Financial Corp.	2,200	105,490
Toronto-Dominion Bank	200	10,332
Trustmark Corp.	6,000	115,920
UBI Banca-Unione di Banche Italiane ScpA	348	4,543
UniCredit SpA*	7,443	19,069
United Overseas Bank Ltd.	1,000	10,102
Wells Fargo & Co.	22,200	538,572
Westamerica Bancorp.	200	9,922
Westpac Banking Corp.	1,076	17,429
Wing Hang Bank Ltd.	18,000	158,704
Wintrust Financial Corp.	5,800	93,264
		4,418,521
Consumer Finance 0.1%
Aeon Credit Service Co., Ltd.	5,000	65,096
American Express Co.	1,200	27,888
Nelnet, Inc. "A"*	10,400	141,336
ORIX Corp.	50	2,949
		237,269
Diversified Financial Services 1.4%
Bank of America Corp.	111,571	1,472,737
Citigroup, Inc.	38,400	114,048
Compagnie Nationale a Portefeuille	132	6,381
Deutsche Boerse AG	127	9,871
Encore Capital Group, Inc.*	2,700	35,775
Financiere Marc de Lacharriere SA	1,851	101,398
Fortis*	81,896	279,217
Groupe Bruxelles Lambert SA	86	6,298
Hellenic Exchanges SA	6,200	69,143
Hong Kong Exchanges & Clearing Ltd.	700	10,869
ING Groep NV (CVA)	22,289	224,341
IntercontinentalExchange, Inc.*	2,700	308,448
Investor AB "B"	600	9,281
JPMorgan Chase & Co.	35,653	1,216,124
Medallion Financial Corp.	1,200	9,180
MSCI, Inc. "A"*	2,604	63,642
NYSE Euronext	8,212	223,777
PHH Corp.*	7,600	138,168
Pohjola Bank PLC	854	6,830
Singapore Exchange Ltd.	1,000	4,886
		4,310,414
Insurance 1.6%
Aegon NV	2,462	15,143
Alleanza Assicurazioni SpA	737	5,075
Allianz SE (Registered)	2,399	221,840
Allied World Assurance Co. Holdings Ltd.	2,300	93,909
Allstate Corp.	26,474	645,966
American Equity Investment Life Holding Co.	14,500	80,910
AMP Ltd.	965	3,781
Assicurazioni Generali SpA	354	7,388
Assurant, Inc.	15,281	368,119
Assured Guaranty Ltd.	11,000	136,180
Aviva PLC	589	3,328
	Shares	Value ($)

AXA SA	11,797	223,026
China Life Insurance Co., Ltd. "H"	64,300	239,083
Chubb Corp.	3,449	137,546
Cincinnati Financial Corp.	6,110	136,559
Crawford & Co. "B"*	500	2,400
Fidelity National Financial, Inc. "A"	11,162	151,022
First American Corp.	5,270	136,546
Hallmark Financial Services, Inc.*	1,900	13,585
HCC Insurance Holdings, Inc.	5,646	135,560
Insurance Australia Group Ltd.	1,063	2,981
Loews Corp.	15,900	435,660
Maiden Holdings Ltd.	5,400	35,424
Manulife Financial Corp.	300	5,207
Meadowbrook Insurance Group, Inc.	5,200	33,956
MetLife, Inc.	9,518	285,635
Mitsui Sumitomo Insurance Group Holdings, Inc.	300	7,823
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	60	8,115
Odyssey Re Holdings Corp.	3,753	150,045
PartnerRe Ltd.	2,123	137,889
Power Corp. of Canada	200	4,615
Progressive Corp.*	6,400	96,704
Prudential Financial, Inc.	13,100	487,582
Prudential PLC	566	3,851
QBE Insurance Group Ltd.	387	6,175
Sampo Oyj "A"	2,713	51,195
Sompo Japan Insurance, Inc.	1,000	6,639
Stewart Information Services Corp.	400	5,700
Sun Life Financial, Inc.	100	2,700
Swiss Re (Registered)	190	6,286
T&D Holdings, Inc.	100	2,851
Tokio Marine Holdings, Inc.	300	8,239
Topdanmark AS*	86	10,051
Trygvesta AS	112	6,608
Validus Holdings Ltd.	3,800	83,524
Vienna Insurance Group	320	13,908
Zurich Financial Services AG	62	10,975
		4,667,304
Real Estate Investment Trusts 0.5%
AMB Property Corp. (REIT)	1,200	22,572
Annaly Capital Management, Inc. (REIT)	11,900	180,166
Apartment Investment & Management Co. "A" (REIT)	2,199	19,461
AvalonBay Communities, Inc. (REIT)	1,134	63,436
BioMed Realty Trust, Inc. (REIT)	4,800	49,104
Boston Properties, Inc. (REIT)	1,200	57,240
CapitaMall Trust (REIT)	3,000	2,888
Cogdell Spencer, Inc. (REIT)	3,300	14,157
Colonial Properties Trust (REIT)	4,600	34,040
Corio NV (REIT)	72	3,510
Cousins Properties, Inc. (REIT)	3,078	26,163
Developers Diversified Realty Corp. (REIT)	8,800	42,944
Digital Realty Trust, Inc. (REIT)	1,100	39,435
Entertainment Properties Trust (REIT)	2,000	41,200
Equity Residential (REIT)	2,400	53,352
First Industrial Realty Trust, Inc. (REIT)	6,900	30,015
Glimcher Realty Trust (REIT)	3,000	8,700
HCP, Inc. (REIT)	1,100	23,309
Healthcare Realty Trust, Inc. (REIT)	2,100	35,343
	Shares	Value ($)

Home Properties, Inc. (REIT)	1,500	51,150
Hospitality Properties Trust (REIT)	1,900	22,591
Host Hotels & Resorts, Inc. (REIT)	3,600	30,204
iStar Financial, Inc. (REIT)	2,800	7,952
Kilroy Realty Corp. (REIT)	2,100	43,134
Kimco Realty Corp. (REIT)	3,200	32,160
LaSalle Hotel Properties (REIT)	3,000	37,020
Lexington Realty Trust (REIT)	5,298	18,013
Link (REIT)	2,500	5,330
Mid-America Apartment Communities, Inc. (REIT)	1,400	51,394
National Retail Properties, Inc. (REIT)	2,000	34,700
Parkway Properties, Inc. (REIT)	2,200	28,600
Pennsylvania Real Estate Investment Trust (REIT)	5,800	29,000
ProLogis (REIT)	2,900	23,374
Rayonier, Inc. (REIT)	400	14,540
Redwood Trust, Inc. (REIT)	3,500	51,660
Simon Property Group, Inc. (REIT)	1,668	85,785
Sovran Self Storage, Inc. (REIT)	1,300	31,980
Strategic Hotels & Resorts, Inc. (REIT)	4,300	4,773
Sunstone Hotel Investors, Inc. (REIT)	4,535	24,262
Unibail-Rodamco SE (REIT)	59	8,811
Vornado Realty Trust (REIT)	2,656	119,600
Washington Real Estate Investment Trust (REIT)	2,500	55,925
Wereldhave NV (REIT)	48	3,577
Westfield Group (Units) (REIT)	891	8,116
		1,570,686
Real Estate Management & Development 0.2%
AEON Mall Co., Ltd.	5,000	94,610
Brookfield Asset Management, Inc. "A"	300	5,133
CapitaLand Ltd.	3,000	7,619
Cheung Kong (Holdings) Ltd.	1,000	11,438
City Developments Ltd.	1,000	5,903
Hang Lung Properties Ltd.	2,000	6,486
Henderson Land Development Co., Ltd.	1,000	5,682
IMMOEAST AG*	25,882	65,196
Midland Holdings Ltd.	146,000	87,869
Mitsubishi Estate Co., Ltd.	1,000	16,566
Mitsui Fudosan Co., Ltd.	1,000	17,325
Soho China	210,000	127,881
Sumitomo Realty & Development Co., Ltd.	5,000	90,951
Sun Hung Kai Properties Ltd.	1,000	12,486
Swire Pacific Ltd. "A"	1,000	9,960
The St. Joe Co.*	700	18,543
Wharf Holdings Ltd.	1,000	4,234
		587,882
Thrifts & Mortgage Finance 0.1%
Astoria Financial Corp.	2,400	20,592
NASB Financial, Inc.	200	5,720
New York Community Bancorp., Inc.	13,245	141,589
People's United Financial, Inc.	8,071	121,388
		289,289

Health Care 7.9%
Biotechnology 1.2%
Actelion Ltd. (Registered)*	174	9,125
Amgen, Inc.*	8,300	439,402
	Shares	Value ($)

BioMarin Pharmaceutical, Inc.*	2,500	39,025
Celgene Corp.*	12,200	583,648
CSL Ltd.	2,359	60,971
Cubist Pharmaceuticals, Inc.*	5,100	93,483
Enzon Pharmaceuticals, Inc.*	14,400	113,328
Gilead Sciences, Inc.*	30,180	1,413,631
Grifols SA	15,178	268,440
Intercell AG*	7,536	258,318
Metabolix, Inc.*	3,500	28,770
Myriad Genetics, Inc.*	4,300	153,295
Myriad Pharmaceuticals, Inc.*	1,825	8,486
NPS Pharmaceuticals, Inc.*	6,300	29,358
PDL BioPharma, Inc.	16,200	127,980
		3,627,260
Health Care Equipment & Supplies 0.9%
American Medical Systems Holdings, Inc.*	8,300	131,140
Baxter International, Inc.	12,301	651,461
Becton, Dickinson & Co.	5,555	396,127
bioMerieux	54	4,736
Cochlear Ltd.	210	9,755
Coloplast AS "B"	229	15,778
Edwards Lifesciences Corp.*	7,800	530,634
Elekta AB "B"	2,000	29,388
Essilor International SA	667	31,841
ev3, Inc.*	700	7,504
Nobel Biocare Holding AG (Registered)	1,409	30,888
NxStage Medical, Inc.*	9,800	57,820
Olympus Corp.	800	18,799
Smith & Nephew PLC	1,343	9,957
Somanetics Corp.*	6,300	104,013
Sonova Holding AG (Registered)	59	4,802
St. Jude Medical, Inc.*	11,200	460,320
Synthes, Inc.	82	7,938
Terumo Corp.	400	17,608
Thoratec Corp.*	6,700	179,426
William Demant Holding AS*	249	12,888
		2,712,823
Health Care Providers & Services 2.3%
Aetna, Inc.	28,700	718,935
Alfresa Holdings Corp.	100	4,603
Amedisys, Inc.*	3,400	112,268
AMERIGROUP Corp.*	5,300	142,305
AmerisourceBergen Corp.	3,600	63,864
Celesio AG	137	3,149
Centene Corp.*	6,600	131,868
CorVel Corp.*	1,500	34,155
Coventry Health Care, Inc.*	54,200	1,014,082
Diagnosticos da America SA*	5,400	94,800
Emergency Medical Services Corp. "A"*	3,100	114,142
Express Scripts, Inc.*	12,700	873,125
Fresenius Medical Care AG & Co. KGaA	15,380	686,386
Gentiva Health Services, Inc.*	5,300	87,238
Healthspring, Inc.*	10,500	114,030
Laboratory Corp. of America Holdings*	4,800	325,392
LHC Group, Inc.*	5,300	117,713
Magellan Health Services, Inc.*	4,100	134,562
McKesson Corp.	9,745	428,780
Medco Health Solutions, Inc.*	21,701	989,782
Mediceo Paltac Holdings Co., Ltd.	400	4,577
	Shares	Value ($)

Owens & Minor, Inc.	2,500	109,550
Providence Service Corp.*	1,900	20,805
RehabCare Group, Inc.*	5,100	122,043
Sonic Healthcare Ltd.	1,199	11,870
Suzuken Co., Ltd.	200	5,783
Triple-S Management Corp. "B"*	1,300	20,267
UnitedHealth Group, Inc.	5,800	144,884
WellPoint, Inc.*	6,207	315,874
		6,946,832
Health Care Technology 0.0%
So-net M3, Inc.	18	56,851
Life Sciences Tools & Services 0.3%
Cambrex Corp.*	3,100	12,772
ICON PLC (ADR)	6,900	148,902
Life Technologies Corp.*	3,100	129,332
Lonza Group AG (Registered)	58	5,761
QIAGEN NV*	9,000	167,049
Thermo Fisher Scientific, Inc.*	8,669	353,435
		817,251
Pharmaceuticals 3.2%
Abbott Laboratories	34,184	1,608,015
Allergan, Inc.	3,800	180,804
Astellas Pharma, Inc.	1,200	42,389
AstraZeneca PLC	2,602	114,585
Bayer AG	4,165	223,644
Bristol-Myers Squibb Co.	6,439	130,776
Caraco Pharmaceutical Laboratories Ltd.*	8,500	26,095
Chugai Pharmaceutical Co., Ltd.	600	11,432
Daiichi Sankyo Co., Ltd.	1,900	33,998
Dainippon Sumitomo Pharma Co., Ltd.	600	5,243
Eisai Co., Ltd.	700	24,907
Eli Lilly & Co.	33,200	1,150,048
Flamel Technologies SA (ADR)*	14,800	103,600
GlaxoSmithKline PLC	9,165	161,392
H. Lundbeck AS	586	11,163
Hisamitsu Pharmaceutical Co., Inc.	200	6,213
Johnson & Johnson	20,382	1,157,698
Kyowa Hakko Kirin Co., Ltd.	1,000	11,278
Matrixx Initiatives, Inc.*	6,000	33,540
Merck & Co., Inc.	32,689	913,984
Merck KGaA	81	8,258
MiddleBrook Pharmaceuticals, Inc.*	40,900	55,215
Mitsubishi Tanabe Pharma Corp.	1,000	11,492
Mylan, Inc.*	19,155	249,973
Novartis AG (Registered)	2,715	110,306
Noven Pharmaceuticals, Inc.*	8,400	120,120
Novo Nordisk AS "B"	4,652	252,846
Ono Pharmaceutical Co., Ltd.	300	13,273
Par Pharmaceutical Companies, Inc.*	8,200	124,230
Pfizer, Inc.	74,100	1,111,500
Roche Holding AG (Genusschein)	998	135,777
Sanofi-Aventis	3,738	219,836
Santen Pharmaceutical Co., Ltd.	300	9,124
Shionogi & Co., Ltd.	1,000	19,318
Shire PLC	975	13,447
Takeda Pharmaceutical Co., Ltd.	2,000	77,713
Teva Pharmaceutical Industries Ltd. (ADR)	12,306	607,178
Tsumura & Co.	200	6,232
Wyeth	11,595	526,297
		9,622,939
	Shares	Value ($)

Industrials 5.7%
Aerospace & Defense 1.8%
American Science & Engineering, Inc.	1,800	124,416
BAE Systems PLC	3,710	20,709
BE Aerospace, Inc.*	5,400	77,544
Bombardier, Inc. "B"	2,000	5,932
CAE, Inc.	14,000	83,050
Cobham PLC	1,159	3,306
Cubic Corp.	3,400	121,686
DynCorp International, Inc. "A"*	6,300	105,777
European Aeronautic Defence & Space Co.	222	3,598
Finmeccanica SpA	1,335	18,838
General Dynamics Corp.	9,600	531,744
Honeywell International, Inc.	15,480	486,072
Lockheed Martin Corp.	11,500	927,475
Northrop Grumman Corp.	9,400	429,392
Precision Castparts Corp.	1,800	131,454
Raytheon Co.	13,600	604,248
Rockwell Collins, Inc.	11,700	488,241
Rolls-Royce Group PLC*	1,977	11,788
Singapore Technologies Engineering Ltd.	5,000	8,440
Thales SA	71	3,177
United Technologies Corp.	21,110	1,096,876
		5,283,763
Air Freight & Logistics 0.1%
Deutsche Post AG (Registered)	495	6,470
FedEx Corp.	2,900	161,298
TNT NV	588	11,453
Toll Holdings Ltd.	1,903	9,441
United Parcel Service, Inc. "B"	2,400	119,976
		308,638
Airlines 0.1%
Allegiant Travel Co.*	2,000	79,280
Hawaiian Holdings, Inc.*	21,200	127,624
Qantas Airways Ltd.	4,668	7,530
Ryanair Holdings PLC (ADR)*	3,700	105,043
Singapore Airlines Ltd.	1,000	9,162
		328,639
Building Products 0.1%
AAON, Inc.	5,100	101,592
Apogee Enterprises, Inc.	3,700	45,510
Asahi Glass Co., Ltd.	1,000	7,980
Assa Abloy AB "B"	400	5,576
Compagnie de Saint-Gobain	4,909	164,139
Daikin Industries Ltd.	100	3,197
Geberit AG (Registered)*	59	7,272
Wienerberger AG*	5,095	63,342
		398,608
Commercial Services & Supplies 0.4%
Babcock International Group PLC	19,943	158,133
Brambles Ltd.	3,381	16,175
Deluxe Corp.	8,000	102,480
G4S PLC	2,453	8,436
Healthcare Services Group, Inc.	2,600	46,488
R.R. Donnelley & Sons Co.	20,500	238,210
Ritchie Bros. Auctioneers, Inc.	200	4,694
Schawk, Inc.	5,600	42,056
Secom Co., Ltd.	100	4,056
Securitas AB "B"	308	2,621
	Shares	Value ($)

Serco Group PLC	18,512	128,614
Standard Register Co.	5,100	16,626
Stericycle, Inc.*	9,300	479,229
Tetra Tech, Inc.*	1,200	34,380
		1,282,198
Construction & Engineering 0.5%
ACS, Actividades de Construccion y Servicios SA	358	18,152
Aecom Technology Corp.*	6,900	220,800
Bouygues SA	90	3,385
Chicago Bridge & Iron Co. NV (NY Registered Shares)	5,400	66,960
Dycom Industries, Inc.*	10,200	112,914
EMCOR Group, Inc.*	3,800	76,456
Fluor Corp.	9,900	507,771
Fomento de Construcciones y Contratas SA	89	3,656
Granite Construction, Inc.	3,100	103,168
Grupo Ferrovial SA	161	5,181
Koninklijke Boskalis Westminster NV	117	2,653
Leighton Holdings Ltd.	428	8,058
Skanska AB "B"	600	6,710
SNC-Lavalin Group, Inc.	300	11,052
Tutor Perini Corp.*	1,500	26,040
URS Corp.*	5,200	257,504
Vinci SA	266	11,938
		1,442,398
Electrical Equipment 0.6%
ABB Ltd. (Registered)*	12,348	194,364
Alstom SA	2,125	125,771
AMETEK, Inc.	21,900	757,302
Emerson Electric Co.	18,658	604,519
EnerSys*	1,600	29,104
Gamesa Corp. Tecnologica SA	635	12,055
Mitsubishi Electric Corp.	1,000	6,292
Powell Industries, Inc.*	200	7,414
Prysmian SpA	407	6,131
Renewable Energy Corp. AS*	1,400	10,947
Schneider Electric SA	56	4,283
SGL Carbon SE*	2,900	89,828
Sumitomo Electric Industries Ltd.	400	4,484
Vestas Wind Systems AS*	481	34,578
		1,887,072
Industrial Conglomerates 0.4%
3M Co.	3,000	180,300
Carlisle Companies, Inc.	5,500	132,220
CSR Ltd.	3,192	4,347
General Electric Co.	46,000	539,120
Hutchison Whampoa Ltd.	6,000	39,004
Keppel Corp., Ltd.	2,000	9,495
Koninklijke (Royal) Philips Electronics NV	2,008	37,131
NWS Holdings Ltd.	3,000	5,400
Orkla ASA	4,100	29,868
SembCorp Industries Ltd.	3,000	6,237
Siemens AG (Registered)	485	33,577
Smiths Group PLC	412	4,768
Tredegar Corp.	3,400	45,288
		1,066,755
Machinery 0.7%
Alfa Laval AB	446	4,269
Ampco-Pittsburgh Corp.	2,000	46,900
	Shares	Value ($)

Austal Ltd.	42,918	96,303
Chart Industries, Inc.*	2,700	49,086
Danaher Corp.	700	43,218
Dover Corp.	12,469	412,599
FANUC Ltd.	100	7,979
Gardner Denver, Inc.*	4,400	110,748
Invensys PLC	823	3,034
Joy Global, Inc.	6,600	235,752
Komatsu Ltd.	14,900	228,674
Kone Oyj "B"	1,076	33,046
Kubota Corp.	1,000	8,213
MAN SE	98	6,027
Metso Corp.	910	17,045
Mitsubishi Heavy Industries Ltd.	2,000	8,250
Mueller Water Products, Inc. "A"	5,800	21,692
Parker Hannifin Corp.	7,000	300,720
Sandvik AB	1,158	8,628
Scania AB "B"	362	3,603
Schindler Holding AG	84	5,220
SembCorp Marine Ltd.	2,000	3,686
SKF AB "B"	600	7,416
Timken Co.	19,800	338,184
Vallourec SA	33	4,012
Volvo AB "B"	1,115	6,909
Wartsila Oyj	538	17,379
Zardoya Otis SA	412	8,611
		2,037,203
Marine 0.0%
A P Moller-Maersk AS "A"	2	11,748
A P Moller-Maersk AS "B"	2	12,010
American Commercial Lines, Inc.*	2,325	35,991
International Shipholding Corp.	900	24,264
Kuehne & Nagel International AG (Registered)	78	6,123
Mitsui O.S.K. Lines Ltd.	1,000	6,451
Nippon Yusen Kabushiki Kaisha	1,000	4,291
		100,878
Professional Services 0.2%
Adecco SA (Registered)	181	7,559
Bureau Veritas SA	1,171	57,762
Capita Group PLC	467	5,506
COMSYS IT Partners, Inc.*	2,900	16,965
Experian PLC	763	5,718
FTI Consulting, Inc.*	3,000	152,160
Manpower, Inc.	6,700	283,678
Michael Page International PLC	28,639	112,966
Randstad Holding NV*	312	8,660
SGS SA (Registered)*	7	8,692
		659,666
Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	2,400	176,496
Canadian National Railway Co.	700	30,073
Canadian Pacific Railway Ltd.	300	11,962
Central Japan Railway Co.	1	6,144
CSX Corp.	3,500	121,205
Dollar Thrifty Automotive Group, Inc.*	11,700	163,215
DSV AS*	754	9,365
East Japan Railway Co.	200	12,043
Kintetsu Corp.	1,000	4,406
Marten Transport Ltd.*	5,200	107,952
MTR Corp., Ltd.	4,500	13,572
Norfolk Southern Corp.	17,592	662,691
	Shares	Value ($)

Ryder System, Inc.	3,900	108,888
Tokyu Corp.	1,000	5,037
Union Pacific Corp.	3,800	197,828
West Japan Railway Co.	1	3,304
		1,634,181
Trading Companies & Distributors 0.2%
Beacon Roofing Supply, Inc.*	8,700	125,802
Bunzl PLC	366	3,032
Finning International, Inc.	200	2,889
Itochu Corp.	1,000	6,907
Marubeni Corp.	1,000	4,418
Mitsubishi Corp.	10,800	198,344
Mitsui & Co., Ltd.	15,000	176,707
Noble Group Ltd.	2,000	2,504
Sumitomo Corp.	500	5,056
WESCO International, Inc.*	800	20,032
Wolseley PLC*	328	6,270
		551,961
Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	534	10,058
Atlantia SpA	938	18,983
Cintra Concesiones de Infraestructuras de Transporte SA	540	3,358
Koninlijke Vopak NV	1,765	88,285
Macquarie Infrastructure Group (Units)	7,473	8,583
Transurban Group (Units)	2,803	9,335
		138,602
Information Technology 9.0%
Communications Equipment 1.9%
Alcatel-Lucent*	4,531	11,417
Arris Group, Inc.*	11,700	142,272
Brocade Communications Systems, Inc.*	40,065	313,308
Cisco Systems, Inc.*	81,570	1,520,465
EchoStar Corp. "A"*	1,600	25,504
EMS Technologies, Inc.*	3,500	73,150
Harris Corp.	1,000	28,360
Nokia Oyj	12,113	176,773
Nokia Oyj (ADR)	18,360	267,689
Plantronics, Inc.	7,400	139,934
QUALCOMM, Inc.	46,930	2,121,236
Research In Motion Ltd.*	8,100	575,531
Riverbed Technology, Inc.*	5,800	134,502
Symmetricom, Inc.*	4,500	25,965
Tekelec*	4,700	79,101
Telefonaktiebolaget LM Ericsson "B"	18,664	182,558
		5,817,765
Computers & Peripherals 1.8%
Apple, Inc.*	16,000	2,278,880
Compal Electronics, Inc.	98,000	79,214
EMC Corp.*	48,930	640,983
Fujitsu Ltd.	1,000	5,419
Hewlett-Packard Co.	10,300	398,095
International Business Machines Corp.	11,140	1,163,239
NEC Corp.*	1,000	3,904
Seagate Technology	22,400	234,304
Synaptics, Inc.*	3,500	135,275
Teradata Corp.*	700	16,401
Toshiba Corp.	2,000	7,199
Western Digital Corp.*	9,700	257,050
	Shares	Value ($)

Wincor Nixdorf AG	1,000	56,079
		5,276,042
Electronic Equipment, Instruments & Components 0.9%
Arrow Electronics, Inc.*	26,400	560,736
Avnet, Inc.*	35,900	754,977
Checkpoint Systems, Inc.*	800	12,552
Cogent, Inc.*	17,200	184,556
Fujifilm Holdings Corp.	500	15,774
Hitachi Ltd.	4,000	12,389
HOYA Corp.	200	4,005
IBIDEN Co., Ltd.	100	2,793
Ingram Micro, Inc. "A"*	3,700	64,750
Inspur International Ltd.	575,000	99,142
Itron, Inc.*	2,900	159,703
Jabil Circuit, Inc.	21,300	158,046
Kingboard Chemical Holdings Ltd.	48,500	121,056
Kyocera Corp.	100	7,502
Mercury Computer Systems, Inc.*	2,445	22,616
Multi-Fineline Electronix, Inc.*	5,300	113,420
Murata Manufacturing Co., Ltd.	100	4,238
Nidec Corp.	2,100	126,897
RadiSys Corp.*	3,000	27,030
Rotork PLC	4,070	55,511
SYNNEX Corp.*	4,800	119,952
TDK Corp.	100	4,674
Venture Corp., Ltd.	25,000	119,983
		2,752,302
Internet Software & Services 0.5%
Access Co., Ltd.*	13	32,221
Art Technology Group, Inc.*	10,000	38,000
EarthLink, Inc.*	16,300	120,783
Google, Inc. "A"*	1,815	765,186
Internet Initiative Japan, Inc.	43	66,933
LogMeIn, Inc.*	600	9,600
Meetic*	2,668	69,800
SAVVIS, Inc.*	7,100	81,366
United Internet AG (Registered)*	12,000	140,957
ValueClick, Inc.*	3,000	31,560
Web.com Group, Inc.*	2,200	12,386
		1,368,792
IT Services 0.9%
Accenture Ltd. "A"	25,210	843,527
Acxiom Corp.	10,500	92,715
Atos Origin SA*	177	6,009
Automatic Data Processing, Inc.	8,500	301,240
Broadridge Financial Solutions, Inc.	1,400	23,212
Cap Gemini SA	342	12,632
CGI Group, Inc. "A"*	600	5,334
CIBER, Inc.*	11,100	34,410
Computer Sciences Corp.*	3,900	172,770
Convergys Corp.*	3,300	30,624
CSG Systems International, Inc.*	8,100	107,244
DST Systems, Inc.*	800	29,560
Fidelity National Information Services, Inc.	3,700	73,852
Global Cash Access Holdings, Inc.*	16,400	130,544
iGATE Corp.	5,200	34,424
Indra Sistemas SA	724	15,685
ManTech International Corp. "A"*	2,200	94,688
NeuStar, Inc. "A"*	1,400	31,024
NTT Data Corp.	1	3,225
SAIC, Inc.*	23,900	443,345
Syntel, Inc.	300	9,432
	Shares	Value ($)

TNS, Inc.*	5,800	108,750
Western Union Co.	5,100	83,640
Wright Express Corp.*	4,800	122,256
		2,810,142
Office Electronics 0.1%
Canon, Inc.	6,700	218,065
Konica Minolta Holdings, Inc.	500	5,195
Neopost SA	90	8,093
Ricoh Co., Ltd.	1,000	12,810
		244,163
Semiconductors & Semiconductor Equipment 1.0%
ARM Holdings PLC	63,795	126,034
ASML Holding NV	2,442	52,968
Broadcom Corp. "A"*	27,340	677,759
Intel Corp.	44,300	733,165
Lam Research Corp.*	2,100	54,600
NVE Corp.*	410	19,926
NVIDIA Corp.*	18,400	207,736
ROHM Co., Ltd.	100	7,263
Semtech Corp.*	7,900	125,689
Siliconware Precision Industries Co.	83,000	95,550
Skyworks Solutions, Inc.*	14,400	140,832
STMicroelectronics NV	1,889	14,171
Tessera Technologies, Inc.*	5,400	136,566
Texas Instruments, Inc.	18,000	383,400
Tokyo Electron Ltd.	100	4,803
Volterra Semiconductor Corp.*	300	3,942
Zoran Corp.*	11,100	120,990
		2,905,394
Software 1.9%
Adobe Systems, Inc.*	14,150	400,445
ANSYS, Inc.*	1,200	37,392
Autonomy Corp. PLC*	1,729	40,968
Dassault Systemes SA	101	4,466
i2 Technologies, Inc.*	9,300	116,715
Intuit, Inc.*	12,400	349,184
Microsoft Corp.	123,219	2,928,916
Nintendo Co., Ltd.	600	165,122
Norkom Group PLC*	26,825	38,731
Oracle Corp.	41,800	895,356
Renaissance Learning, Inc.	1,500	13,815
S1 Corp.*	12,300	84,870
SAP AG	1,130	45,557
Software AG	1,115	79,064
Square Enix Holdings Co., Ltd.	5,200	121,765
Symantec Corp.*	6,000	93,360
The Sage Group PLC	12,871	37,800
Tyler Technologies, Inc.*	6,800	106,216
VanceInfo Technologies, Inc. (ADR)*	6,100	90,097
Websense, Inc.*	7,000	124,880
		5,774,719
Materials 3.3%
Chemicals 1.7%
Agrium, Inc.	100	3,993
Air Liquide SA	246	22,526
Air Products & Chemicals, Inc.	9,819	634,209
Airgas, Inc.	2,000	81,060
Akzo Nobel NV	800	35,204
Asahi Kasei Corp.	1,000	5,067
Ashland, Inc.	17,200	482,460
BASF SE	4,552	181,563
C. Uyemura & Co., Ltd.	1,100	35,528
	Shares	Value ($)

Celanese Corp. "A"	9,600	228,000
Dow Chemical Co.	13,500	217,890
Eastman Chemical Co.	1,500	56,850
Ecolab, Inc.	13,350	520,517
GenTek, Inc.*	200	4,466
Givaudan SA (Registered)*	8	4,901
Innophos Holdings, Inc.	5,500	92,895
JSR Corp.	200	3,408
K+S AG	104	5,859
Koninklijke DSM NV	486	15,227
Koppers Holdings, Inc.	1,600	42,192
Kuraray Co., Ltd.	500	5,542
Linde AG	1,970	161,963
Lumena Resources Corp.*	162,000	48,077
Mitsubishi Chemical Holdings Corp.	1,000	4,219
Mitsubishi Gas Chemical Co., Inc.	1,000	5,438
Mitsui Chemicals, Inc.	1,000	3,185
Monsanto Co.	10,800	802,872
NewMarket Corp.	1,700	114,461
Nitto Denko Corp.	200	6,060
Omnova Solutions, Inc.*	1,300	4,238
Potash Corp. of Saskatchewan, Inc.	101	9,401
Praxair, Inc.	7,396	525,634
Shin-Etsu Chemical Co., Ltd.	400	18,474
Showa Denko KK	2,000	3,569
Solvay SA	487	41,089
Spartech Corp.	5,500	50,545
Stepan Co.	1,800	79,488
Sumitomo Chemical Co., Ltd.	2,000	8,965
Syngenta AG (Registered)	156	36,225
The Mosaic Co.	10,300	456,290
Toray Industries, Inc.	2,000	10,156
Umicore	1,053	23,984
Yara International ASA	1,560	43,687
		5,137,377
Construction Materials 0.1%
CRH PLC	12,847	294,385
Holcim Ltd. (Registered)	340	19,367
Imerys SA*	73	3,068
Lafarge SA*	210	14,258
Martin Marietta Materials, Inc.	600	47,328
		378,406
Containers & Packaging 0.3%
AEP Industries, Inc.*	800	21,112
Bway Holding Co.*	4,700	82,391
Owens-Illinois, Inc.*	8,800	246,488
Rock-Tenn Co. "A"	3,600	137,376
Sonoco Products Co.	16,859	403,773
Toyo Seikan Kaisha Ltd.	300	6,322
		897,462
Metals & Mining 0.9%
Agnico-Eagle Mines Ltd.	100	5,268
Anglo American PLC	683	19,930
ArcelorMittal	8,967	294,491
Barrick Gold Corp.	14,000	348,963
BHP Billiton Ltd.	10,461	286,709
BHP Billiton PLC	964	21,775
Cliffs Natural Resources, Inc.	28,800	704,736
Goldcorp, Inc.	300	10,428
JFE Holdings, Inc.	600	20,040
Kinross Gold Corp.	17,035	309,216
Kobe Steel Ltd.	3,000	5,544
	Shares	Value ($)

Mitsubishi Materials Corp.	3,000	9,323
Newcrest Mining Ltd.	264	6,469
Nippon Steel Corp.	6,000	22,883
Nisshin Steel Co., Ltd.	1,000	2,224
Norsk Hydro ASA*	6,800	35,084
Outokumpu Oyj	788	13,648
Rautaruukki Oyj	565	11,299
Rio Tinto Ltd.	114	4,771
Rio Tinto PLC	422	14,691
SSAB AB "A"	1,243	14,471
SSAB AB "B"	629	6,772
Stillwater Mining Co.*	3,200	18,272
Sumitomo Metal Industries Ltd.	5,000	13,205
Sumitomo Metal Mining Co., Ltd.	1,000	14,062
Teck Resources Ltd. "B"*	324	5,167
ThyssenKrupp AG	248	6,179
voestalpine AG	5,600	153,642
Xstrata PLC	24,039	265,124
Yamana Gold, Inc.	300	2,667
		2,647,053
Paper & Forest Products 0.3%
Clearwater Paper Corp.*	1,914	48,405
Glatfelter	12,700	113,030
Holmen AB "B"	286	6,248
International Paper Co.	35,400	535,602
OJI Paper Co., Ltd.	1,000	4,292
Schweitzer-Mauduit International, Inc.	2,600	70,746
Stora Enso Oyj "R"*	3,519	18,570
Svenska Cellulosa AB "B"	3,865	40,673
UPM-Kymmene Oyj	3,114	27,140
		864,706
Telecommunication Services 2.5%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	103,290	2,565,723
Atlantic Tele-Network, Inc.	1,800	70,722
BCE, Inc.	1,600	33,014
Belgacom SA	3,359	107,384
BT Group PLC	9,801	16,408
Cable & Wireless PLC	3,199	7,021
Deutsche Telekom AG (ADR)	26,041	307,284
Deutsche Telekom AG (Registered)	26,407	312,092
France Telecom SA	6,062	137,730
Iliad SA	58	5,634
Koninklijke (Royal) KPN NV	11,130	153,325
Nippon Telegraph & Telephone Corp.	2,100	85,445
Portugal Telecom SGPS SA (Registered)	599	5,866
Singapore Telecommunications Ltd.	37,000	76,351
Swisscom AG (Registered)	498	152,961
Tele2 AB "B"	1,008	10,211
Telecom Italia SpA	75,041	103,932
Telecom Italia SpA (RSP)	44,063	43,325
Telefonica SA	14,981	339,694
Telenor ASA*	9,000	69,478
TeliaSonera AB	6,311	33,197
Telstra Corp., Ltd.	29,444	80,340
Telus Corp.	100	2,652
Telus Corp. (Non-Voting Shares)	200	5,158
Verizon Communications, Inc.	27,792	854,048
		5,578,995
Wireless Telecommunication Services 0.6%
American Tower Corp. "A"*	13,600	428,808
China Mobile Ltd.	25,000	250,684
	Shares	Value ($)

KDDI Corp.	12	63,621
Millicom International Cellular SA (SDR)*	181	10,259
Mobistar SA	682	42,097
NII Holdings, Inc.*	1,500	28,605
NTT DoCoMo, Inc.	65	94,935
Rogers Communications, Inc. "B"	1,000	25,706
Softbank Corp.	3,200	62,144
United States Cellular Corp.*	3,900	149,955
USA Mobility, Inc.	9,300	118,668
Vodafone Group PLC	146,066	282,342
Vodafone Group PLC (ADR)	15,598	304,005
		1,861,829
Utilities 3.0%
Electric Utilities 2.2%
Acciona SA	55	6,761
Allegheny Energy, Inc.	25,273	648,253
American Electric Power Co., Inc.	23,235	671,259
Cheung Kong Infrastructure Holdings Ltd.	1,000	3,488
Chubu Electric Power Co., Inc.	1,500	34,674
Chugoku Electric Power Co., Inc.	700	14,613
CLP Holdings Ltd.	5,000	33,200
Duke Energy Corp.	29,739	433,892
E.ON AG	6,878	244,130
Edison International	12,300	386,958
EDP — Energias de Portugal SA	9,124	35,799
Electricite de France	3,227	157,361
Enel SpA	9,954	48,493
Entergy Corp.	4,577	354,809
Exelon Corp.	19,185	982,464
FirstEnergy Corp.	10,765	417,144
Fortis, Inc.	1,200	26,215
Fortum Oyj	13,082	298,395
FPL Group, Inc.	12,092	687,551
Hokkaido Electric Power Co., Inc.	600	11,235
Hokuriku Electric Power Co.	500	11,429
Hongkong Electric Holdings Ltd.	3,000	16,707
Iberdrola SA	3,697	30,067
Kansai Electric Power Co., Inc.	1,800	39,723
Kyushu Electric Power Co., Inc.	800	17,218
MGE Energy, Inc.	1,100	36,905
NV Energy, Inc.	31,400	338,806
Red Electrica Corporacion SA	128	5,791
Scottish & Southern Energy PLC	1,114	20,915
Shikoku Electric Power Co., Inc.	500	14,926
Southern Co.	11,019	343,352
SP Ausnet	35,313	21,850
Terna-Rete Elettrica Nationale SpA	3,428	11,433
Tohoku Electric Power Co., Inc.	1,000	20,901
Tokyo Electric Power Co., Inc.	3,000	77,112
		6,503,829
Gas Utilities 0.1%
Chesapeake Utilities Corp.	900	29,277
Enagas	311	6,122
Gas Natural SDG SA	302	5,501
Hong Kong & China Gas Co., Ltd.	10,500	22,069
New Jersey Resources Corp.	3,800	140,752
Northwest Natural Gas Co.	1,000	44,320
ONEOK, Inc.	4,000	117,960
Osaka Gas Co., Ltd.	5,000	15,958
Snam Rete Gas SpA	3,613	15,893
Toho Gas Co., Ltd.	1,000	4,062
	Shares	Value ($)

Tokyo Gas Co., Ltd.	5,000	17,875
		419,789
Independent Power Producers & Energy Traders 0.2%
Drax Group PLC	680	4,922
EDP Renovaveis SA*	829	8,504
Electric Power Development Co., Ltd.	400	11,335
Iberdrola Renovables SA*	1,405	6,430
International Power PLC	2,098	8,237
Mirant Corp.*	10,100	158,974
NRG Energy, Inc.*	11,000	285,560
TransAlta Corp.	1,100	21,099
		505,061
Multi-Utilities 0.5%
A2A SpA	2,094	3,830
AGL Energy Ltd.	13,204	142,392
Canadian Utilities Ltd. "A"	700	22,839
Centrica PLC	5,814	21,365
CH Energy Group, Inc.	1,600	74,720
Dominion Resources, Inc.	3,100	103,602
GDF Suez	759	28,354
National Grid PLC	2,563	23,116
NiSource, Inc.	8,700	101,442
PG&E Corp.	16,590	637,720
RWE AG	210	16,578
Sempra Energy	3,100	153,853
Suez Environnement SA	342	5,997
United Utilities Group PLC	779	6,380
Veolia Environnement	237	7,002
		1,349,190
Water Utilities 0.0%
California Water Service Group	2,900	106,836
Severn Trent PLC	213	3,841
		110,677
Total Common Stocks (Cost $159,814,457)		165,291,835

Preferred Stocks 0.0%
Consumer Discretionary 0.0%
Porsche Automobil Holding SE	50	3,360
Volkswagen AG	62	4,338
		7,698
Consumer Staples 0.0%
Henkel AG & Co. KGaA	1,933	60,396
Health Care 0.0%
Fresenius SE	134	7,241
Total Preferred Stocks (Cost $113,288)		75,335

Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc., 144A, 12.0%* (Cost $8,344)	60,000	0

Rights 0.0%
Consumer Staples 0.0%
Casino Guichard-Perrachon SA, Expiration Date 7/10/2009*	82	316
	Shares	Value ($)

Financials 0.0%
Fortis, Expiration Date 7/4/2014*	6,275	0
UBI Banca-Unione di Banche Italiane ScpA, Expiration Date 7/3/2009*	348	24
		24
Industrials 0.0%
Renewable Energy Corp. AS, Expiration Date 7/13/2009*	482	1,724
Total Rights (Cost $2,135)		2,064

Warrants 0.0%
Financials
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	24,700	1,387
UBI Banca — Unione di Banche Italiane ScpA, Expiration Date 6/30/2011*	685	911
		2,298
Materials
Ashland, Inc., Expiration Date 3/31/2029* (Cost $30,283)	170	0
Total Warrants (Cost $30,283)		2,298

Exchange-Traded Funds 5.3%
iShares Barclays Aggregate Bond Fund	63,995	6,537,089
iShares MSCI Japan Index Fund	46,074	434,478
Vanguard Emerging Markets	281,908	8,970,314
Total Exchange-Traded Funds (Cost $12,743,118)		15,941,881

Closed-End-Investment Company 0.0%
Financials
Apollo Investment Corp. (Cost $44,002)	8,800	52,799
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 9.3%
Consumer Discretionary 1.2%
AMC Entertainment, Inc.:
8.0%, 3/1/2014	35,000	29,837
144A, 8.75%, 6/1/2019	35,000	32,900
American Achievement Corp., 144A, 8.25%, 4/1/2012	15,000	14,025
American Achievement Group Holding Corp., 16.75%, 10/1/2012 (PIK)	24,453	6,602
Ameristar Casinos, Inc., 144A, 9.25%, 6/1/2014	25,000	25,500
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	35,000	24,850
8.0%, 3/15/2014	15,000	12,450
British Sky Broadcasting Group PLC, 144A, 9.5%, 11/15/2018	500,000	597,606
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015**	25,000	2,500
Carrols Corp., 9.0%, 1/15/2013	15,000	14,062
Cox Communications, Inc., 7.125%, 10/1/2012	300,000	322,487
	Principal Amount ($)(a)	Value ($)

CSC Holdings, Inc., 6.75%, 4/15/2012	25,000	24,125
DirecTV Holdings LLC, 7.625%, 5/15/2016	70,000	68,075
DISH DBS Corp.:
6.625%, 10/1/2014	40,000	36,900
7.125%, 2/1/2016	35,000	32,637
Dollarama Group Holdings LP, 7.468%***, 8/15/2012 (b)	24,000	22,200
Expedia, Inc., 7.456%, 8/15/2018	20,000	19,000
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015**	25,000	938
Fortune Brands, Inc.:
5.375%, 1/15/2016	170,000	155,947
6.375%, 6/15/2014	130,000	129,260
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016	10,000	10,100
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	30,000	26,400
Group 1 Automotive, Inc., 8.25%, 8/15/2013	15,000	12,675
Hertz Corp., 8.875%, 1/1/2014	55,000	50,600
Idearc, Inc., 8.0%, 11/15/2016**	55,000	1,444
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012	20,000	15,500
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	17,000	13,685
Kabel Deutschland GmbH, 10.625%, 7/1/2014	75,000	77,344
Lamar Media Corp., Series C, 6.625%, 8/15/2015	20,000	16,900
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	40,000	38,300
Norcraft Holdings LP, 9.75%, 9/1/2012	80,000	74,800
Penske Automotive Group, Inc., 7.75%, 12/15/2016	50,000	40,375
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013	20,000	20,100
Quebecor Media, Inc., 7.75%, 3/15/2016	20,000	18,125
Quebecor World, Inc., 144A, 9.75%, 1/15/2015**	25,000	2,250
Reader's Digest Association, Inc., 9.0%, 2/15/2017	25,000	1,125
Sabre Holdings Corp., 8.35%, 3/15/2016	25,000	16,500
Seminole Hard Rock Entertainment, Inc., 144A, 3.129%***, 3/15/2014	30,000	20,700
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015	25,000	15,000
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014	105,000	14,700
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	30,000	21,000
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/2014	20,000	18,800
TCI Communications, Inc., 8.75%, 8/1/2015	135,000	153,864
Time Warner Cable, Inc.:
6.75%, 6/15/2039	175,000	170,326
8.25%, 2/14/2014	300,000	336,268
Time Warner, Inc., 5.875%, 11/15/2016	147,000	144,870
	Principal Amount ($)(a)	Value ($)

Travelport LLC:
5.293%***, 9/1/2014	20,000	10,900
9.875%, 9/1/2014	5,000	3,325
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015**	5,000	619
United Components, Inc., 9.375%, 6/15/2013	5,000	3,175
Unity Media GmbH, 144A, 8.75%, 2/15/2015 EUR	50,000	68,564
Vertis, Inc., 13.5%, 4/1/2014 (PIK)	35,028	175
Viacom, Inc., 6.875%, 4/30/2036	300,000	276,393
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016	20,000	19,900
Young Broadcasting, Inc., 8.75%, 1/15/2014**	130,000	325
Yum! Brands, Inc., 6.875%, 11/15/2037	300,000	302,400
		3,589,428
Consumer Staples 1.0%
Alliance One International, Inc., 8.5%, 5/15/2012	15,000	14,813
Altria Group, Inc., 9.25%, 8/6/2019	125,000	140,364
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019	500,000	546,828
ConAgra Foods, Inc., 7.0%, 4/15/2019	200,000	219,256
CVS Caremark Corp., 6.25%, 6/1/2027	750,000	761,279
Delhaize America, Inc., 8.05%, 4/15/2027	30,000	30,826
Dr. Pepper Snapple Group, Inc., 6.12%, 5/1/2013	200,000	207,048
General Nutrition Centers, Inc., 6.404%***, 3/15/2014 (PIK)	15,000	12,000
Ingles Markets, Inc., 144A, 8.875%, 5/15/2017	10,000	9,850
Kroger Co., 6.15%, 1/15/2020	500,000	510,866
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012	108,750	43,500
Safeway, Inc., 7.45%, 9/15/2027	130,000	137,187
SUPERVALU, Inc., 8.0%, 5/1/2016	30,000	29,100
Viskase Companies, Inc., 11.5%, 6/15/2011	480,000	350,400
		3,013,317
Energy 1.3%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018	55,000	51,838
Belden & Blake Corp., 8.75%, 7/15/2012	130,000	105,300
Bristow Group, Inc., 7.5%, 9/15/2017	30,000	27,225
Chaparral Energy, Inc., 8.5%, 12/1/2015	40,000	24,800
Chesapeake Energy Corp.:
6.25%, 1/15/2018	20,000	16,600
6.875%, 1/15/2016	90,000	79,425
7.5%, 6/15/2014	10,000	9,475
ConocoPhillips, 6.0%, 1/15/2020	200,000	214,141
DCP Midstream LLC, 144A, 9.75%, 3/15/2019	400,000	445,897
Devon Energy Corp., 5.625%, 1/15/2014	375,000	395,072
El Paso Corp., 7.25%, 6/1/2018	20,000	18,466
Enterprise Products Operating LLP, Series L, 6.3%, 9/15/2017	190,000	190,942
Forest Oil Corp., 7.25%, 6/15/2019	15,000	13,425
	Principal Amount ($)(a)	Value ($)

Frontier Oil Corp., 6.625%, 10/1/2011	20,000	19,500
Hess Corp., 8.125%, 2/15/2019	200,000	227,691
KCS Energy, Inc., 7.125%, 4/1/2012	105,000	98,962
Kinder Morgan Energy Partners LP:
5.625%, 2/15/2015	52,000	52,557
7.3%, 8/15/2033	360,000	345,801
Linn Energy LLC, 144A, 11.75%, 5/15/2017	35,000	34,038
Marathon Oil Corp., 7.5%, 2/15/2019	190,000	207,376
Mariner Energy, Inc.:
7.5%, 4/15/2013	25,000	22,750
8.0%, 5/15/2017	20,000	16,600
Newfield Exploration Co., 7.125%, 5/15/2018	40,000	36,350
ONEOK Partners LP, 8.625%, 3/1/2019	440,000	492,090
OPTI Canada, Inc.:
7.875%, 12/15/2014	35,000	22,663
8.25%, 12/15/2014	70,000	46,200
Petrohawk Energy Corp., 7.875%, 6/1/2015	15,000	13,875
Plains Exploration & Production Co., 7.0%, 3/15/2017	15,000	13,125
Quicksilver Resources, Inc., 7.125%, 4/1/2016	70,000	54,600
Regency Energy Partners LP, 8.375%, 12/15/2013	31,000	29,915
Stone Energy Corp.:
6.75%, 12/15/2014	40,000	25,200
8.25%, 12/15/2011	75,000	61,500
Talisman Energy, Inc., 7.75%, 6/1/2019	72,000	79,761
Tesoro Corp., 6.5%, 6/1/2017	25,000	21,375
TransCanada PipeLines Ltd., 7.625%, 1/15/2039	140,000	163,394
Whiting Petroleum Corp., 7.25%, 5/1/2012	50,000	47,875
Williams Companies, Inc., 8.125%, 3/15/2012	85,000	88,090
		3,813,894
Financials 2.7%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	60,000	33,600
American Express Co., 7.0%, 3/19/2018	390,000	378,705
Ashton Woods USA LLC, 144A, 11.0%, 6/30/2015, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015	36,400	13,279
Bank of America Corp., 7.625%, 6/1/2019	400,000	401,784
Bank of America NA, 6.1%, 6/15/2017	250,000	220,288
Bank of New York Mellon Corp., 4.3%, 5/15/2014	170,000	172,741
BB&T Corp., 5.2%, 12/23/2015	200,000	184,836
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014**	15,000	2,100
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016	30,000	28,725
Capital One Financial Corp., 7.375%, 5/23/2014	150,000	154,677
CIT Group, Inc.:
5.8%, 7/28/2011	40,000	29,990
Series A, 7.625%, 11/30/2012	40,000	27,390
	Principal Amount ($)(a)	Value ($)

Citigroup, Inc.:
5.0%, 9/15/2014	30,000	25,150
6.125%, 5/15/2018	350,000	306,131
6.5%, 8/19/2013	10,000	9,714
8.5%, 5/22/2019	174,000	177,000
Conproca SA de CV, REG S, 12.0%, 6/16/2010	193,185	199,463
Deutsche Telekom International Finance BV:
4.875%, 7/8/2014	60,000	60,389
6.0%, 7/8/2019	380,000	383,382
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	155,000	134,065
7.875%, 6/15/2010	55,000	52,243
9.875%, 8/10/2011	90,000	83,255
General Electric Capital Corp., Series A, 5.25%, 10/19/2012	550,000	565,387
GMAC LLC:
144A, 6.875%, 9/15/2011	132,000	115,500
144A, 7.75%, 1/19/2010	180,000	175,500
Hexion US Finance Corp., 9.75%, 11/15/2014	20,000	9,000
Inmarsat Finance II PLC, 10.375%, 11/15/2012	30,000	31,050
iPayment, Inc., 9.75%, 5/15/2014	25,000	13,500
Jefferson-Pilot Corp., 4.75%, 1/30/2014	40,000	35,295
JPMorgan Chase & Co.:
4.65%, 6/1/2014	220,000	219,420
6.3%, 4/23/2019	350,000	352,038
MetLife, Inc.:
6.75%, 6/1/2016	113,000	115,040
7.717%, 2/15/2019	250,000	267,409
Morgan Stanley:
Series F, 6.625%, 4/1/2018	225,000	224,304
7.3%, 5/13/2019	130,000	134,803
New ASAT (Finance) Ltd., 9.25%, 2/1/2011**	95,000	119
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014	100,000	84,500
PNC Bank NA, 6.875%, 4/1/2018	300,000	296,574
Principal Financial Group, Inc., 7.875%, 5/15/2014	315,000	331,850
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014	100,000	94,482
7.375%, 6/15/2019	30,000	29,455
Qwest Capital Funding, Inc., 7.0%, 8/3/2009	25,000	25,000
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	4,000	4,145
Simon Property Group LP, (REIT), 6.75%, 5/15/2014	70,000	70,336
Sprint Capital Corp.:
7.625%, 1/30/2011	20,000	19,775
8.375%, 3/15/2012	80,000	78,800
Telecom Italia Capital SA:
5.25%, 11/15/2013	200,000	196,118
6.175%, 6/18/2014	80,000	80,902
7.175%, 6/18/2019	70,000	70,959
Telefonica Emisiones SAU, 5.877%, 7/15/2019 (c)	90,000	92,789
The Goldman Sachs Group, Inc.:
6.0%, 5/1/2014	105,000	109,584
6.15%, 4/1/2018	400,000	389,431
Tropicana Entertainment LLC, 9.625%, 12/15/2014**	75,000	656
	Principal Amount ($)(a)	Value ($)

UCI Holdco, Inc., 8.629%***, 12/15/2013 (PIK)	36,641	8,061
Universal City Development Partners Ltd., 11.75%, 4/1/2010	125,000	119,062
Verizon Wireless Capital LLC, 144A, 7.375%, 11/15/2013	250,000	279,627
Virgin Media Finance PLC, 8.75%, 4/15/2014	65,000	63,375
Wachovia Corp., Series G, 5.5%, 5/1/2013	470,000	485,512
Wind Acquisition Finance SA, 144A, 9.75%, 12/1/2015	55,000	74,842
		8,343,107
Health Care 0.5%
Boston Scientific Corp., 6.0%, 6/15/2011	25,000	24,937
Community Health Systems, Inc., 8.875%, 7/15/2015	120,000	117,600
Express Scripts, Inc.:
6.25%, 6/15/2014	100,000	105,811
7.25%, 6/15/2019	30,000	33,082
HCA, Inc.:
144A, 8.5%, 4/15/2019	10,000	9,800
9.125%, 11/15/2014	35,000	34,650
9.25%, 11/15/2016	130,000	128,050
9.625%, 11/15/2016 (PIK)	42,000	41,580
HEALTHSOUTH Corp., 10.75%, 6/15/2016	20,000	20,100
IASIS Healthcare LLC, 8.75%, 6/15/2014	30,000	29,400
McKesson Corp., 7.5%, 2/15/2019	125,000	140,769
Medco Health Solutions, Inc., 7.125%, 3/15/2018	300,000	315,923
Merck & Co., Inc.:
5.0%, 6/30/2019	133,000	134,666
5.85%, 6/30/2039	29,000	29,791
Quest Diagnostics, Inc., 6.95%, 7/1/2037	90,000	90,442
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	30,000	23,100
The Cooper Companies, Inc., 7.125%, 2/15/2015	45,000	41,962
Valeant Pharmaceuticals International, 144A, 8.375%, 6/15/2016	15,000	14,888
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	25,000	24,375
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	75,000	71,812
		1,432,738
Industrials 0.4%
Actuant Corp., 6.875%, 6/15/2017	20,000	18,200
ARAMARK Corp., 8.5%, 2/1/2015	10,000	9,700
BE Aerospace, Inc., 8.5%, 7/1/2018	50,000	47,125
Belden, Inc., 7.0%, 3/15/2017	25,000	22,125
Bombardier, Inc., 144A, 6.3%, 5/1/2014	100,000	87,500
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	10,000	9,364
Cenveo Corp., 144A, 10.5%, 8/15/2016	10,000	7,500
Congoleum Corp., 8.625%, 8/1/2008**	190,000	57,000
Corrections Corp. of America, 7.75%, 6/1/2017	10,000	9,850
	Principal Amount ($)(a)	Value ($)

Esco Corp., 144A, 8.625%, 12/15/2013	35,000	30,275
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	20,000	17,150
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	25,000	15,500
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	20,000	16,800
7.625%, 12/1/2013	185,000	159,100
9.375%, 5/1/2012	60,000	57,000
Mobile Mini, Inc., 9.75%, 8/1/2014	25,000	23,937
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	35,000	28,700
Owens Corning, Inc., 9.0%, 6/15/2019	10,000	9,700
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017**	75,000	3,844
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	20,000	17,100
Titan International, Inc., 8.0%, 1/15/2012	85,000	76,925
TransDigm, Inc., 7.75%, 7/15/2014	15,000	14,250
United Rentals North America, Inc.:
6.5%, 2/15/2012	15,000	14,550
7.0%, 2/15/2014	65,000	53,137
144A, 10.875%, 6/15/2016	35,000	33,600
US Concrete, Inc., 8.375%, 4/1/2014	30,000	19,650
Waste Management, Inc., 6.375%, 3/11/2015	320,000	331,534
		1,191,116
Information Technology 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	30,000	17,025
L-3 Communications Corp.:
5.875%, 1/15/2015	80,000	71,000
Series B, 6.375%, 10/15/2015	35,000	31,763
MasTec, Inc., 7.625%, 2/1/2017	35,000	30,319
Oracle Corp.:
3.75%, 7/8/2014 (c)	85,000	85,038
5.0%, 7/8/2019 (c)	140,000	139,369
SunGard Data Systems, Inc., 10.25%, 8/15/2015	70,000	64,662
Vangent, Inc., 9.625%, 2/15/2015	15,000	12,450
		451,626
Materials 0.4%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	15,000	9,750
ARCO Chemical Co., 9.8%, 2/1/2020**	195,000	61,425
Cascades, Inc., 7.25%, 2/15/2013	12,000	10,470
CPG International I, Inc., 10.5%, 7/1/2013	50,000	28,000
Crown Americas LLC, 144A, 7.625%, 5/15/2017	10,000	9,650
Domtar Corp., 10.75%, 6/1/2017	20,000	19,200
Dow Chemical Co., 8.55%, 5/15/2019	20,000	20,036
Exopack Holding Corp., 11.25%, 2/1/2014	80,000	65,600
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015	65,000	65,650
8.375%, 4/1/2017	120,000	120,900
GEO Specialty Chemicals, Inc.:
144A, 7.5%***, 3/31/2015 (PIK)	207,955	135,171
10.0%, 3/31/2015	206,080	133,952
	Principal Amount ($)(a)	Value ($)

Georgia-Pacific LLC, 144A, 7.125%, 1/15/2017	15,000	13,950
Graphic Packaging International, Inc., 144A, 9.5%, 6/15/2017	30,000	29,550
Hexcel Corp., 6.75%, 2/1/2015	95,000	88,112
Innophos, Inc., 8.875%, 8/15/2014	10,000	9,150
Koppers Holdings, Inc., Zero Coupon, 11/15/2014, Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	70,000	62,825
Millar Western Forest Products Ltd., 7.75%, 11/15/2013	15,000	6,900
NewMarket Corp., 7.125%, 12/15/2016	65,000	58,500
Owens-Brockway Glass Container, Inc., 144A, 7.375%, 5/15/2016	10,000	9,700
Radnor Holdings Corp., 11.0%, 3/15/2010**	40,000	52
Silgan Holdings, Inc., 144A, 7.25%, 8/15/2016	20,000	19,200
Teck Resources Ltd.:
144A, 9.75%, 5/15/2014	20,000	20,700
144A, 10.25%, 5/15/2016	20,000	20,950
144A, 10.75%, 5/15/2019	55,000	59,125
Terra Capital, Inc., Series B, 7.0%, 2/1/2017	50,000	45,688
The Mosaic Co., 144A, 7.375%, 12/1/2014	40,000	41,200
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)	40,000	34,100
		1,199,506
Telecommunication Services 0.6%
AT&T Mobility LLC, 6.5%, 12/15/2011	550,000	593,352
BCM Ireland Preferred Equity Ltd., 144A, 8.281%***, 2/15/2017 (PIK) EUR	96,369	26,929
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	70,000	64,050
8.375%, 1/15/2014	25,000	23,125
Cricket Communications, Inc.:
9.375%, 11/1/2014	55,000	54,175
10.0%, 7/15/2015	50,000	49,625
Intelsat Corp.:
144A, 9.25%, 8/15/2014	10,000	9,675
144A, 9.25%, 6/15/2016	110,000	105,325
Intelsat Subsidiary Holding Co., Ltd., 144A, 8.875%, 1/15/2015	60,000	57,900
iPCS, Inc., 3.153%***, 5/1/2013	10,000	7,900
MetroPCS Wireless, Inc., 9.25%, 11/1/2014	60,000	59,625
Millicom International Cellular SA, 10.0%, 12/1/2013	80,000	81,100
Qwest Corp.:
7.875%, 9/1/2011	65,000	65,000
8.875%, 3/15/2012	15,000	15,112
Stratos Global Corp., 9.875%, 2/15/2013	15,000	15,000
Telesat Canada, 144A, 11.0%, 11/1/2015	225,000	230,625
Verizon Communications, Inc., 6.35%, 4/1/2019	100,000	104,029
Windstream Corp.:
7.0%, 3/15/2019	25,000	21,750
8.625%, 8/1/2016	10,000	9,576
		1,593,873
	Principal Amount ($)(a)	Value ($)

Utilities 1.1%
AES Corp.:
8.0%, 10/15/2017	35,000	32,550
8.0%, 6/1/2020	30,000	26,925
144A, 8.75%, 5/15/2013	172,000	174,580
Alabama Power Co., 6.0%, 3/1/2039	220,000	232,211
Appalachian Power Co., 7.0%, 4/1/2038	750,000	777,148
CMS Energy Corp., 8.5%, 4/15/2011	110,000	113,854
CP&L, Inc., 5.3%, 1/15/2019	500,000	521,996
DPL, Inc., 6.875%, 9/1/2011	500,000	525,419
DTE Energy Co., 7.625%, 5/15/2014	81,000	84,537
Energy Future Holdings Corp., 10.875%, 11/1/2017	35,000	25,550
Knight, Inc., 6.5%, 9/1/2012	15,000	14,663
Mirant Americas Generation LLC, 8.3%, 5/1/2011	45,000	44,888
Mirant North America LLC, 7.375%, 12/31/2013	20,000	19,200
NRG Energy, Inc.:
7.25%, 2/1/2014	55,000	53,350
7.375%, 2/1/2016	50,000	47,313
7.375%, 1/15/2017	60,000	56,550
NV Energy, Inc.:
6.75%, 8/15/2017	50,000	45,292
8.625%, 3/15/2014	8,000	7,880
Pepco Holdings, Inc., 6.125%, 6/1/2017	350,000	324,196
Sempra Energy, 6.5%, 6/1/2016	135,000	140,919
Southern Co., 4.15%, 5/15/2014	71,000	71,282
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015	60,000	37,350
		3,377,653
Total Corporate Bonds (Cost $28,866,469)		28,006,258

Asset-Backed 0.3%
Automobile Receivables
Capital Auto Receivables Asset Trust, "B", Series 2006-1, 5.26%, 10/15/2010	566,000	569,869
Ford Credit Auto Owner Trust, "B", Series 2007-B, 5.69%, 11/15/2012	379,000	356,296
Total Asset-Backed (Cost $944,845)		926,165

Mortgage-Backed Securities Pass-Throughs 9.6%
Federal Home Loan Mortgage Corp., 6.0%, with various maturities from 8/1/2035 until 3/1/2038	557,541	581,400
Federal National Mortgage Association:
4.5%,with various maturities from 11/1/2019 until 9/1/2035 (c)	3,460,150	3,503,521
5.0%,with various maturities from 5/1/2019 until 2/1/2038 (c)	11,520,003	11,819,103
5.5%,with various maturities from 2/1/2037 until 4/1/2038	6,013,205	6,208,977
6.0%,with various maturities from 1/1/2024 until 8/1/2037	3,316,788	3,481,259
6.5%,with various maturities from 5/1/2017 until 9/1/2038	2,838,517	3,041,500
8.0%, 9/1/2015	108,472	118,077
Total Mortgage-Backed Securities Pass-Throughs (Cost $28,190,989)		28,753,837
	Principal Amount ($)(a)	Value ($)

Commercial Mortgage-Backed Securities 0.7%
Greenwich Capital Commercial Funding Corp., "A4", Series 2007-GG11, 5.736%, 12/10/2049	1,705,000	1,370,893
GS Mortgage Securities Corp. II, "A4", Series 2006-GG8, 5.56%, 11/10/2039	730,000	595,393
LB-UBS Commercial Mortgage Trust, "A2", Series 2005-C2, 4.821%, 4/15/2030	125,047	122,888
Total Commercial Mortgage-Backed Securities (Cost $2,130,962)		2,089,174

Collateralized Mortgage Obligations 0.2%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	576,685	609,613
Federal Home Loan Mortgage Corp., "H", Series 2278, 6.5%, 1/15/2031	17,694	18,938
Total Collateralized Mortgage Obligations (Cost $605,121)		628,551

Loan Participations and Assignments 0.1%
Senior Loans***
Buffets, Inc.:
Term Loan 2, LIBOR plus 7.25%, 7.729%, 4/30/2009**	464	58
Term Loan 3, LIBOR plus 7.25%, 7.729%, 4/30/2009**	46	6
Term Loan, LIBOR plus 7.25%, 7.768%, 11/1/2013**	965	121
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 2.5%, 2.81%, 6/20/2013	19,848	16,127
Golden Nugget, Inc., Second Lien Term Loan, LIBOR plus 3.25%, 3.56%, 12/31/2014	35,000	14,000
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, LIBOR plus 2.0%, 2.598%, 3/26/2014	22,693	15,602
Letter of Credit, LIBOR plus 2.1%, 2.598%, 3/26/2014	1,336	918
Hexion Specialty Chemicals, Inc.:
Term Loan C2, LIBOR plus 2.25%, 2.875%, 5/6/2013	10,870	7,468
Term Loan C1, LIBOR plus 2.25%, 3.5%, 5/6/2013	72,282	49,658
IASIS Healthcare LLC, Term Loan, LIBOR plus 5.25%, 6.289%, 6/13/2014 (PIK)	83,801	65,574
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 3.289%, 9/30/2014	23,027	16,694
Sbarro, Inc., Term Loan, LIBOR plus 4.5%, 6.106%, 1/31/2014	15,000	11,675
Tribune Co., Term Loan B, Prime plus 2.0%, 5.25%, 6/4/2014**	49,152	16,850
Total Loan Participations and Assignments (Cost $322,689)		214,751

	Principal Amount ($)(a)	Value ($)

Preferred Securities 0.1%
Financials 0.1%
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (d)	218,000	141,558
Xerox Capital Trust I, 8.0%, 2/1/2027	15,000	11,400
		152,958
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029	170,000	91,800
Total Preferred Securities (Cost $331,163)		244,758

Government & Agency Obligations 13.2%
Other Government Related 0.5%
Citigroup, Inc., FDIC Guaranteed, 2.125%, 4/30/2012	1,500,000	1,506,585
Sovereign Bonds 3.3%
Federal Republic of Germany, 2.25%, 4/15/2013 EUR	210,724	308,769
Government of Canada, 4.0%, 12/1/2031 CAD	436,258	518,629
Government of France:
1.0%, 7/25/2017 EUR	238,795	322,377
1.6%, 7/25/2011 EUR	742,649	1,068,578
2.25%, 7/25/2020 EUR	264,206	384,095
3.15%, 7/25/2032 EUR	580,974	966,701
Government of Japan, 1.1%, 9/10/2016 JPY	65,325,000	601,409
Government of Sweden, 3.5%, 12/1/2015 SEK	2,650,000	452,293
Republic of Italy, 2.1%, 9/15/2017 EUR	1,124,361	1,565,905
United Kingdom Treasury- Inflation Linked Bonds:
1.125%, 11/22/2037 GBP	219,659	393,416
1.25%, 11/22/2032 GBP	224,027	393,742
1.875%, 11/22/2022 GBP	370,213	665,414
2.0%, 1/26/2035 GBP	225,000	571,320
2.5%, 8/16/2013 GBP	205,000	828,629
2.5%, 7/26/2016 GBP	112,000	514,258
2.5%, 4/16/2020 GBP	96,000	456,820
		10,012,355
US Treasury Obligations 9.4%
US Treasury Bills:
0.15%****, 9/17/2009 (e)	3,854,000	3,852,481
0.16%****, 8/27/2009 (e)	71,000	70,984
US Treasury Bond, 3.5%, 2/15/2039	1,750,000	1,513,207
US Treasury Inflation-Indexed Bonds:
2.375%, 1/15/2025	546,355	561,550
3.625%, 4/15/2028	369,124	449,178
3.875%, 4/15/2029	389,109	493,682
US Treasury Inflation-Indexed Notes:
1.875%, 7/15/2015	153,468	155,147
2.0%, 1/15/2014	86,547	88,521
2.0%, 1/15/2016	469,465	476,507
2.375%, 4/15/2011	966,816	995,519
2.5%, 7/15/2016	490,952	515,346
2.375%, 1/15/2017	1,030,877	1,075,657
	Principal Amount ($)(a)	Value ($)

US Treasury Notes:
0.875%, 3/31/2011	11,750,000	11,733,938
3.125%, 5/15/2019	3,000,000	2,901,570
4.5%, 11/15/2015	3,000,000	3,262,032
		28,145,319
Total Government & Agency Obligations (Cost $39,008,527)		39,664,259

Municipal Bonds and Notes 0.1%
New Jersey, State Turnpike Authority Revenue, Build America Bonds, Series F, 7.414%, 1/1/2040 (Cost $120,000)	120,000	142,853
	Shares	Value ($)

Cash Equivalents 6.4%
Cash Management QP Trust, 0.27% (f) (Cost $19,242,473)	19,242,473	19,242,473
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $292,518,865)+	100.5	301,279,291
Other Assets and Liabilities, Net	(0.5)	(1,628,318)
Net Assets	100.0	299,650,973
* Non-income producing security.
** Non-income producing security. Issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:
Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
ARCO Chemical Co.	9.8%	2/1/2020	195,000	USD	175,673	61,425
Buffalo Thunder Development Authority	9.375%	12/15/2014	15,000	USD	15,000	2,100
Buffets, Inc., Term Loan	7.768%	11/1/2013	965	USD	965	121
Buffets, Inc., Term Loan 2	7.729%	4/30/2009	464	USD	464	58
Buffets, Inc., Term Loan 3	7.729%	4/30/2009	46	USD	46	6
CanWest MediaWorks LP	9.25%	8/1/2015	25,000	USD	25,000	2,500
Congoleum Corp.	8.625%	8/1/2008	190,000	USD	190,156	57,000
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	25,000	USD	25,000	938
Idearc, Inc.	8.0%	11/15/2016	55,000	USD	51,838	1,444
New ASAT (Finance) Ltd.	9.25%	2/1/2011	95,000	USD	83,256	119
Quebecor World, Inc.	9.75%	1/15/2015	25,000	USD	25,000	2,250
R.H. Donnelley Corp.	8.875%	10/15/2017	75,000	USD	75,000	3,844
Radnor Holdings Corp.	11.0%	3/15/2010	40,000	USD	25,775	52
Tribune Co.	5.25%	6/4/2014	49,152	USD	49,122	16,850
Tropicana Entertainment LLC	9.625%	12/15/2014	75,000	USD	55,245	656
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	5,000	USD	4,788	619
Young Broadcasting, Inc.	8.75%	1/15/2014	130,000	USD	111,175	325
					913,503	150,307
*** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2009.
**** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $298,725,979. At June 30, 2009, net unrealized appreciation for all securities based on tax cost was $2,553,312. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,256,179 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $20,702,867.
(a) Principal amount is stated in US dollars unless otherwise noted.
(b) Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 12/31/2009.
(c) When-issued or delayed delivery security included.
(d) Date shown is call date; not a maturity date for the perpetual preferred securities.
(e) At June 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

CVA: Certificaten van Aandelen

FDIC: Federal Deposit Insurance Corp.

FDR: Fiduciary Depositary Receipt

LIBOR: Represents the London InterBank Offered Rate.

MSCI: Morgan Stanley Capital International

PIK: Denotes that all or a portion of the income is paid in kind.

PPS: Price Protected Shares

Prime: Interest rate charged by banks to their most credit worthy customers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2009, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Australian Treasury Bond	9/15/2009	44	3,652,808	3,680,490	27,683
10 Year US Treasury Note	9/21/2009	119	13,884,329	13,835,609	(48,720)
3 Year Australian Treasury Bond	9/15/2009	63	5,270,036	5,252,035	(18,001)
AEX Index	7/17/2009	9	659,690	642,519	(17,171)
ASX SPI 200 Index	9/17/2009	20	1,618,973	1,571,713	(47,260)
DJ Euro Stoxx 50 Index	9/18/2009	5	169,955	168,201	(1,754)
Federal Republic of Germany Euro-Schatz	9/8/2009	172	25,986,560	26,035,197	48,637
FTSE 100 Index	9/18/2009	49	3,494,247	3,400,331	(93,916)
FTSE MIB Index	9/18/2009	3	418,224	401,663	(16,561)
Hang Seng Index	7/30/2009	19	2,146,941	2,257,921	110,980
IBEX 35 Index	7/17/2009	2	266,219	272,630	6,411
Nikkei 225 Index	9/10/2009	1	49,500	49,725	225
Russell 2000 Mini Index	9/18/2009	20	1,044,500	1,014,400	(30,100)
S&P 500 E-Mini Index	9/18/2009	114	5,322,140	5,218,350	(103,790)
United Kingdom Long Gilt Bond	9/28/2009	37	7,155,717	7,187,811	32,094
Total net unrealized depreciation					(151,243)

At June 30, 2009, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Canadian Government Bond	9/21/2009	7	723,355	729,759	(6,404)
10 Year Japanese Government Bond	9/10/2009	11	15,532,568	15,768,931	(236,363)
2 Year US Treasury Note	9/30/2009	66	14,306,703	14,270,437	36,266
CAC 40 Index	7/17/2009	6	270,399	263,960	6,439
DAX Index	9/18/2009	23	4,008,186	3,887,594	120,592
DJ Euro Stoxx 50 Index	9/18/2009	10	339,910	336,403	3,507
Federal Republic of Germany Euro-Bund	9/8/2009	48	7,999,523	8,153,135	(153,612)
NASDAQ E-Mini 100 Index	9/18/2009	49	1,455,545	1,446,725	8,820
Russell 2000 Mini Index	9/18/2009	49	2,559,270	2,485,280	73,990
S&P TSE 60 Index	9/17/2009	5	553,350	539,139	14,211
TOPIX Index	9/11/2009	24	2,297,234	2,303,213	(5,979)
Total net unrealized depreciation					(138,533)

At June 30, 2009, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
USD	891,418	NZD	1,406,000	7/15/2009	14,910
USD	4,797,758	JPY	469,830,000	7/15/2009	80,161
NOK	3,022,000	USD	478,577	7/15/2009	8,800
SEK	16,841,000	USD	2,206,601	7/15/2009	23,711
EUR	4,136,000	USD	5,822,495	7/15/2009	20,228
Total unrealized appreciation					147,810
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
EUR	128,100	USD	177,159	7/14/2009	(2,549)
USD	5,603,520	AUD	6,939,000	7/15/2009	(18,779)
USD	3,221,901	CAD	3,553,000	7/15/2009	(167,029)
USD	10,249,204	CHF	11,014,000	7/15/2009	(110,480)
GBP	1,545,000	USD	2,536,674	7/15/2009	(5,129)
Total unrealized depreciation					(303,966)
Currency Abbreviations
AUD Australian Dollar CAD Canadian Dollar CHF Swiss Franc EUR Euro GBP British Pound JPY Japanese Yen NOK Norwegian Krone NZD New Zealand Dollar SEK Swedish Krona USD United States Dollar

For information on the Portfolio's policy and additional disclosures regarding futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stock and/or Other Equity Investments (g)
Consumer Discretionary	$ 11,465,145	$ 2,718,346	$ —	$ 14,183,491
Consumer Staples	13,907,038	2,518,259	—	16,425,297
Energy	16,608,349	2,565,454	—	19,173,803
Financials	16,299,557	5,169,910	2,298	21,471,765
Health Care	20,522,823	3,268,373	—	23,791,196
Industrials	14,397,315	2,724,971	—	17,122,286
Information Technology	24,426,905	2,522,414	—	26,949,319
Materials	7,518,429	2,406,575	—	9,925,004
Telecommunications	4,894,348	2,546,476	—	7,440,824
Utilities	7,326,562	1,561,985	—	8,888,547
Exchange-Traded Funds	15,941,880	—	—	15,941,880
Closed-End Investment Company	52,800	—	—	52,800
Fixed Income (g)
Corporate Bonds	—	27,639,927	366,331	28,006,258
Asset-Backed	—	926,165	—	926,165
Mortgage-Backed Securities Pass-Throughs	—	28,753,837	—	28,753,837
Commercial Mortgage-Backed Securities	—	2,089,174	—	2,089,174
Collateralized Mortgage Obligations	—	628,551	—	628,551
Loan Participations & Assignments	—	172,949	41,802	214,751
Preferred Securities	—	244,758	—	244,758
Government & Agency Obligations	—	39,664,259	—	39,664,259
Municipal Bonds and Notes	—	142,853	—	142,853
Short-Term Investments (g)	—	19,242,473	—	19,242,473
Derivatives (h)	—	147,810	—	147,810
Total	$ 153,361,151	$ 147,655,519	$ 410,431	$ 301,427,101
Liabilities
Derivatives (h)	$ (289,776)	$ (303,966)	$ —	$ (593,742)
Total	$ (289,776)	$ (303,966)	$ —	$ (593,742)
(g) See Investment Portfolio for additional detailed categorizations.
(h) Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stock and/or Other Equity Investments	Corporate Bonds	Loan Participations and Assignments	Other Investments	Total
Balance as of December 31, 2008	$ 8,594	$ 18,568	$ 54,331	$ 81,600	$ 163,093
Realized gains (loss)	(2,688)	—	(13,527)	—	(16,215)
Change in unrealized appreciation (depreciation)	(26,666)	(169,625)	35,215	35,387	(125,689)
Amortization premium/discount	—	1,045	365	327	1,737
Net purchases (sales)	29,527	232,493	(34,582)	(117,314)	110,124
Net transfers in (out) of Level 3	(6,469)	283,850	—	—	277,381
Balance as of June 30, 2009	$ 2,298	$ 366,331	$ 41,802	$ —	$ 410,431
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2009	$ (29,923)	$ (159,541)	$ 14,867	$ —	$ (174,597)

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $273,276,392)	$ 282,036,818
Investment in Cash Management QP Trust (cost $19,242,473)	19,242,473
Total investments, at value (cost $292,518,865)	301,279,291
Cash	140,415
Foreign currency, at value (cost $645,109)	646,845
Deposits with broker for open futures contracts	23,568
Receivable for investments sold	5,105,443
Receivable for when-issued securities sold	2,039,219
Receivable for Portfolio shares sold	26,176
Dividends receivable	240,862
Interest receivable	851,516
Unrealized appreciation on open forward currency exchange contracts	147,810
Foreign taxes recoverable	55,386
Total assets	310,556,531
Liabilities
Payable for investments purchased	1,482,605
Payable for when-issued securities purchased	8,375,909
Payable for Portfolio shares redeemed	164,414
Payable for variation margin on open futures contracts	65,427
Net payable on closed forward currency exchange contracts	829
Unrealized depreciation on open forward foreign currency exchange contracts	303,966
Accrued management fee	102,581
Other accrued expenses and payables	409,827
Total liabilities	10,905,558
Net assets, at value	$ 299,650,973
Net Assets Consist of
Undistributed net investment income	2,641,457
Net unrealized appreciation (depreciation) on: Investments	8,760,426
Futures	(289,776)
Foreign currency	(151,793)
Accumulated net realized gain (loss)	(86,846,029)
Paid-in capital	375,536,688
Net assets, at value	$ 299,650,973
Class A Net Asset Value, offering and redemption price per share ($299,650,973 ÷ 16,820,019 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 17.82

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $84,530)	$ 2,253,698
Interest (net of foreign taxes withheld of $54)	2,578,815
Interest — Cash Management QP Trust	47,781
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	16,458
Total Income	4,896,752
Expenses: Management fee	525,985
Administration fee	143,476
Custodian fee	117,708
Services to shareholders	2,600
Distribution service fee (Class B)	20
Professional fees	56,631
Trustees' fees and expenses	9,590
Reports to shareholders	81,796
Other	55,621
Total expenses before expense reductions	993,427
Expense reductions	(4)
Total expenses after expense reductions	993,423
Net investment income (loss)	3,903,329
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(37,183,459)
Futures	483,367
Credit default swap contracts	18,816
Foreign currency	809,194
(35,872,082)
Change in net unrealized appreciation (depreciation) on: Investments	53,915,859
Futures	(561,748)
Credit default swap contracts	(18,005)
Foreign currency	(1,827,578)
51,508,528
Net gain (loss)	15,636,446
Net increase (decrease) in net assets resulting from operations	$ 19,539,775

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income (loss)	$ 3,903,329	$ 12,215,816
Net realized gain (loss)	(35,872,082)	(47,367,952)
Change in net unrealized appreciation (depreciation)	51,508,528	(93,697,521)
Net increase (decrease) in net assets resulting from operations	19,539,775	(128,849,657)
Distributions to shareholders from: Net investment income: Class A	(11,680,702)	(17,655,048)
Class B	—	(219,769)
Total distributions	(11,680,702)	(17,874,817)
Portfolio share transactions: Class A Proceeds from shares sold	3,000,496	13,590,722
Shares issued to shareholders in reinvestment of distributions	11,680,702	17,655,048
Cost of shares redeemed	(30,054,896)	(105,746,417)
Shares converted*	39,887	—
Net increase (decrease) in net assets from Class A share transactions	(15,333,811)	(74,500,647)
Class B Proceeds from shares sold	—	106,733
Shares issued to shareholders in reinvestment of distributions	—	219,769
Cost of shares redeemed	(307)	(7,155,899)
Shares converted*	(39,887)	—
Net increase (decrease) in net assets from Class B share transactions	(40,194)	(6,829,397)
Increase (decrease) in net assets	(7,514,932)	(228,054,518)
Net assets at beginning of period	307,165,905	535,220,423
Net assets at end of period (including undistributed net investment income of $2,641,457 and $10,418,830, respectively)	$ 299,650,973	$ 307,165,905
Other Information
Class A Shares outstanding at beginning of period	17,697,143	21,278,440
Shares sold	179,877	607,834
Shares issued to shareholders in reinvestment of distributions	740,222	782,235
Shares redeemed	(1,799,893)	(4,971,366)
Shares converted*	2,670	—
Net increase (decrease) in Class A shares	(877,124)	(3,581,297)
Shares outstanding at end of period	16,820,019	17,697,143
Class B Shares outstanding at beginning of period	2,694	293,818
Shares sold	—	4,568
Shares issued to shareholders in reinvestment of distributions	—	9,716
Shares redeemed	(19)	(305,408)
Shares converted*	(2,675)	—
Net increase (decrease) in Class B shares	(2,694)	(291,124)
Shares outstanding at end of period	—	2,694
* On March 6, 2009, Class B shares converted into Class A shares.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 17.35	$ 24.81	$ 24.46	$ 22.75	$ 22.37	$ 21.32
Income (loss) from investment operations: Net investment income[b]	.23	.61	.74	.69[d]	.59	.47
Net realized and unrealized gain (loss)	.94	(7.20)	.42	1.60	.34	.93
Total from investment operations	1.17	(6.59)	1.16	2.29	.93	1.40
Less distributions from: Net investment income	(.70)	(.87)	(.81)	(.58)	(.55)	(.35)
Net asset value, end of period	$ 17.82	$ 17.35	$ 24.81	$ 24.46	$ 22.75	$ 22.37
Total Return (%)	7.19**	(27.33)[c]	4.84[c]	10.24[c,d]	4.30[c]	6.64
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	300	307	528	600	653	622
Ratio of expenses before expense reductions (%)	.69*	.64	.52	.55	.55	.59
Ratio of expenses after expense reductions (%)	.69*	.62	.51	.51	.53	.59
Ratio of net investment income (%)	2.72*	2.83	3.00	2.99[d]	2.66	2.18
Portfolio turnover rate (%)	129**	263	199	108	122	140
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.024 per share and an increase in the ratio of net investment income of 0.10%. Excluding this non-recurring income, total return would have been 0.10% lower.
* Annualized
** Not annualized

Performance Summary June 30, 2009

DWS Blue Chip VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying Portfolio, their performance will differ.

The total annual Portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 are .71% and 1.09% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

Risk Considerations

This Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. It may focus its investments on certain economic sectors, thereby increasing its vulnerability to any single economic, political or regulatory development. This may result in greater share price volatility. Derivatives may be more volatile and less liquid than traditional securities, and the Portfolio could suffer losses on its derivative positions. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Portfolio returns shown during the 1-year, 3-year, 5-year and 10-year periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Blue Chip VIP
[] DWS Blue Chip VIP — Class A [] Russell 1000® Index

The Russell 1000® Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest US companies based on total market capitalization. The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Blue Chip VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,729	$7,422	$7,585	$9,433	$8,604
	Average annual total return	7.29%	-25.78%	-8.80%	-1.16%	-1.49%
Russell 1000 Index	Growth of $10,000	$10,432	$7,331	$7,737	$9,109	$8,382
	Average annual total return	4.32%	-26.69%	-8.20%	-1.85%	-1.75%
DWS Blue Chip VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$10,708	$7,425	$7,534	$9,288	$11,437
	Average annual total return	7.08%	-25.75%	-9.01%	-1.47%	1.94%
Russell 1000 Index	Growth of $10,000	$10,432	$7,331	$7,737	$9,109	$10,987
	Average annual total return	4.32%	-26.69%	-8.20%	-1.85%	1.35%
The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS Blue Chip VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,072.90	$ 1,070.80
Expenses Paid per $1,000*	$ 4.27	$ 5.60
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,020.68	$ 1,019.39
Expenses Paid per $1,000*	$ 4.16	$ 5.46
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS Blue Chip VIP	.83%	1.09%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS Blue Chip VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/09	12/31/08

Common Stocks	97%	99%
Cash Equivalents	2%	—
Government & Agency Obligation	1%	1%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/09	12/31/08

Information Technology	18%	16%
Health Care	15%	17%
Industrials	12%	14%
Financials	12%	11%
Consumer Staples	11%	13%
Energy	11%	11%
Consumer Discretionary	11%	10%
Materials	4%	2%
Telecommunication Services	3%	4%
Utilities	3%	2%
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 52. A complete list of portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2009 (Unaudited)

DWS Blue Chip VIP

	Shares	Value ($)

Common Stocks 97.0%
Consumer Discretionary 10.3%
Auto Components 0.1%
Magna International, Inc. "A"	3,500	147,840
Automobiles 0.1%
Honda Motor Co., Ltd. (ADR)	3,000	82,110
Distributors 0.1%
Genuine Parts Co.	3,400	114,104
Diversified Consumer Services 0.1%
Capella Education Co.*	900	53,955
Hotels Restaurants & Leisure 1.8%
Ctrip.com International Ltd. (ADR)*	3,900	180,570
McDonald's Corp.	21,200	1,218,788
Yum! Brands, Inc.	10,900	363,406
		1,762,764
Household Durables 0.7%
Garmin Ltd.	15,200	362,064
Leggett & Platt, Inc.	16,100	245,203
Ryland Group, Inc.	2,400	40,224
		647,491
Internet & Catalog Retail 0.4%
Amazon.com, Inc.*	4,900	409,934
Media 3.4%
Comcast Corp. "A"	93,600	1,356,264
Comcast Corp., Special "A"	22,500	317,250
DISH Network Corp. "A"*	10,300	166,963
The DIRECTV Group, Inc.*	12,200	301,462
Time Warner Cable, Inc.	10,181	322,432
Time Warner, Inc.	33,433	842,178
		3,306,549
Multiline Retail 0.5%
Macy's, Inc.	42,900	504,504
Specialty Retail 2.8%
Children's Place Retail Stores, Inc.*	2,800	74,004
Gymboree Corp.*	3,800	134,824
RadioShack Corp.	27,500	383,900
Rent-A-Center, Inc.*	6,100	108,763
Ross Stores, Inc.	9,900	382,140
The Gap, Inc.	30,600	501,840
TJX Companies, Inc.	35,800	1,126,268
Tractor Supply Co.*	2,000	82,640
		2,794,379
Textiles, Apparel & Luxury Goods 0.3%
Jones Apparel Group, Inc.	14,800	158,804
Quiksilver, Inc.*	13,400	24,790
Under Armour, Inc. "A"* (a)	3,200	71,616
Wolverine World Wide, Inc.	3,800	83,828
		339,038
Consumer Staples 10.5%
Food & Staples Retailing 3.1%
Kroger Co.	50,300	1,109,115
Sysco Corp.	7,700	173,096
Wal-Mart Stores, Inc.	36,800	1,782,592
		3,064,803
Food Products 2.9%
Archer-Daniels-Midland Co.	63,500	1,699,895
Bunge Ltd. (a)	13,700	825,425
	Shares	Value ($)

Chiquita Brands International, Inc.*	5,600	57,456
Darling International, Inc.*	9,400	62,040
Fresh Del Monte Produce, Inc.*	9,100	147,966
		2,792,782
Household Products 1.9%
Church & Dwight Co., Inc.	1,800	97,758
Colgate-Palmolive Co.	24,800	1,754,352
		1,852,110
Personal Products 0.3%
Herbalife Ltd.	9,500	299,630
Tobacco 2.3%
Altria Group, Inc.	42,500	696,575
Lorillard, Inc.	7,100	481,167
Philip Morris International, Inc.	25,200	1,099,224
		2,276,966
Energy 10.5%
Energy Equipment & Services 0.6%
Exterran Holdings, Inc.*	2,800	44,912
Helix Energy Solutions Group, Inc.*	6,100	66,307
Noble Corp.	12,600	381,150
Oil States International, Inc.*	2,800	67,788
		560,157
Oil, Gas & Consumable Fuels 9.9%
Alpha Natural Resources, Inc.*	11,000	288,970
Apache Corp.	11,100	800,865
Cimarex Energy Co.	16,400	464,776
ConocoPhillips	45,100	1,896,906
Encore Acquisition Co.*	14,500	447,325
EXCO Resources, Inc.*	5,300	68,476
ExxonMobil Corp.	16,340	1,142,329
Frontline Ltd. (a)	11,300	275,268
Mariner Energy, Inc.*	22,000	258,500
McMoRan Exploration Co.*	18,600	110,856
Murphy Oil Corp.	16,100	874,552
Occidental Petroleum Corp.	31,600	2,079,596
Overseas Shipholding Group, Inc.	2,800	95,312
Plains All American Pipeline LP	1,700	72,335
Tesoro Corp.	11,500	146,395
Valero Energy Corp.	31,300	528,657
W&T Offshore, Inc.	15,800	153,892
		9,705,010
Financials 11.4%
Capital Markets 1.1%
Bank of New York Mellon Corp.	21,400	627,234
Morgan Stanley	9,300	265,143
The Goldman Sachs Group, Inc.	1,200	176,928
		1,069,305
Commercial Banks 1.1%
Barclays PLC (ADR)	4,600	84,824
Comerica, Inc.	3,900	82,485
KeyCorp	14,300	74,932
Marshall & Ilsley Corp.	39,000	187,200
PNC Financial Services Group, Inc.	3,300	128,073
Regions Financial Corp. (a)	91,300	368,852
Zions Bancorp. (a)	10,300	119,068
		1,045,434
	Shares	Value ($)

Consumer Finance 0.1%
Capital One Financial Corp.	6,300	137,844
Diversified Financial Services 5.0%
Bank of America Corp.	142,400	1,879,680
Citigroup, Inc. (a)	185,900	552,123
JPMorgan Chase & Co.	70,100	2,391,111
PHH Corp.*	4,900	89,082
		4,911,996
Insurance 3.4%
ACE Ltd.	32,800	1,450,744
Allied World Assurance Co. Holdings Ltd.	4,100	167,403
Arch Capital Group Ltd.*	2,500	146,450
Berkshire Hathaway, Inc. "B"*	300	868,719
Everest Re Group Ltd.	1,500	107,355
First American Corp.	4,600	119,186
Old Republic International Corp.	11,000	108,350
The Travelers Companies, Inc.	6,800	279,072
XL Capital Ltd. "A"	5,000	57,300
		3,304,579
Real Estate Investment Trusts 0.6%
Essex Property Trust, Inc. (REIT) (a)	1,400	87,122
Franklin Street Properties Corp. (REIT)	10,000	132,500
ProLogis (REIT)	4,800	38,688
Public Storage (REIT)	1,200	78,576
Rayonier, Inc. (REIT)	3,800	138,130
Simon Property Group, Inc. (REIT)	1,740	89,488
Walter Investment Management Corp. (REIT)*	5,716	75,909
		640,413
Real Estate Management & Development 0.1%
The St. Joe Co.*	2,400	63,576
Health Care 14.7%
Biotechnology 1.8%
Gilead Sciences, Inc.*	32,300	1,512,932
Myriad Genetics, Inc.*	4,000	142,600
Myriad Pharmaceuticals, Inc.*	1,000	4,650
PDL BioPharma, Inc.	14,000	110,600
		1,770,782
Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	12,000	635,520
Becton, Dickinson & Co.	7,900	563,349
Covidien PLC	5,400	202,176
		1,401,045
Health Care Providers & Services 5.9%
Aetna, Inc.	64,400	1,613,220
AmerisourceBergen Corp.	5,400	95,796
Coventry Health Care, Inc.*	14,700	275,037
Emergency Medical Services Corp. "A"*	1,100	40,502
Express Scripts, Inc.*	23,700	1,629,375
Humana, Inc.*	3,800	122,588
Kindred Healthcare, Inc.*	7,600	94,012
Magellan Health Services, Inc.*	3,200	105,024
McKesson Corp.	14,400	633,600
Medco Health Solutions, Inc.*	24,600	1,122,006
Universal Health Services, Inc. "B"	1,700	83,045
		5,814,205
Pharmaceuticals 5.6%
Abbott Laboratories	18,200	856,128
Eli Lilly & Co.	45,500	1,576,120
	Shares	Value ($)

Johnson & Johnson	12,000	681,600
Merck & Co., Inc.	2,900	81,084
Pfizer, Inc.	129,500	1,942,500
Watson Pharmaceuticals, Inc.*	9,900	333,531
		5,470,963
Industrials 11.6%
Aerospace & Defense 5.6%
Alliant Techsystems, Inc.*	1,900	156,484
General Dynamics Corp.	15,500	858,545
Goodrich Corp.	16,400	819,508
Honeywell International, Inc.	7,200	226,080
L-3 Communications Holdings, Inc.	6,000	416,280
Lockheed Martin Corp.	16,700	1,346,855
Northrop Grumman Corp.	25,500	1,164,840
Raytheon Co.	12,100	537,603
		5,526,195
Air Freight & Logistics 0.5%
United Parcel Service, Inc. "B"	8,600	429,914
Commercial Services & Supplies 0.4%
R.R. Donnelley & Sons Co.	8,600	99,932
The Brink's Co.	9,500	275,785
		375,717
Construction & Engineering 1.3%
EMCOR Group, Inc.*	16,900	340,028
Fluor Corp.	12,400	635,996
Foster Wheeler AG*	7,200	171,000
Tutor Perini Corp.*	6,800	118,048
		1,265,072
Electrical Equipment 0.5%
GrafTech International Ltd.*	44,000	497,640
GT Solar International, Inc.*	3,200	17,024
		514,664
Machinery 1.7%
AGCO Corp.*	7,900	229,653
CNH Global NV*	2,200	30,888
Cummins, Inc.	5,600	197,176
Dover Corp.	2,300	76,107
Flowserve Corp.	6,600	460,746
Gardner Denver, Inc.*	1,500	37,755
Oshkosh Corp.	3,400	49,436
Parker Hannifin Corp.	12,100	519,816
Trinity Industries, Inc.	3,300	44,946
		1,646,523
Professional Services 0.7%
Manpower, Inc.	15,900	673,206
Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	1,500	110,310
Norfolk Southern Corp.	2,800	105,476
Ryder System, Inc.	23,000	642,160
Werner Enterprises, Inc.	3,200	57,984
		915,930
Information Technology 17.8%
Communications Equipment 2.0%
Cisco Systems, Inc.*	19,300	359,752
QUALCOMM, Inc.	35,100	1,586,520
		1,946,272
Computers & Peripherals 6.1%
Apple, Inc.*	10,000	1,424,300
International Business Machines Corp.	21,900	2,286,798
Lexmark International, Inc. "A"*	4,500	71,325
	Shares	Value ($)

QLogic Corp.*	38,900	493,252
Seagate Technology	24,300	254,178
Western Digital Corp.*	55,900	1,481,350
		6,011,203
Electronic Equipment, Instruments & Components 0.9%
Arrow Electronics, Inc.*	6,200	131,688
Avnet, Inc.*	11,700	246,051
Dolby Laboratories, Inc. "A"* (a)	2,300	85,744
Flextronics International Ltd.*	16,500	67,815
Ingram Micro, Inc. "A"*	5,700	99,750
Jabil Circuit, Inc.	39,300	291,606
		922,654
Internet Software & Services 1.8%
Google, Inc. "A"*	3,600	1,517,724
MercadoLibre, Inc.*	3,700	99,456
VeriSign, Inc.*	9,600	177,408
		1,794,588
IT Services 3.0%
Accenture Ltd. "A"	29,100	973,686
Automatic Data Processing, Inc.	25,200	893,088
Broadridge Financial Solutions, Inc.	4,200	69,636
Computer Sciences Corp.*	19,500	863,850
SAIC, Inc.*	5,500	102,025
		2,902,285
Software 4.0%
BMC Software, Inc.*	4,800	162,192
Check Point Software Technologies Ltd.*	9,200	215,924
Microsoft Corp.	128,100	3,044,937
Shanda Interactive Entertainment Ltd. (ADR)* (a)	2,100	109,809
Symantec Corp.*	17,500	272,300
VMware, Inc. "A"*	5,000	136,350
		3,941,512
Materials 4.3%
Chemicals 1.6%
Ashland, Inc.	19,100	535,755
Dow Chemical Co.	6,700	108,138
Terra Industries, Inc.	38,900	942,158
		1,586,051
Metals & Mining 2.0%
Cliffs Natural Resources, Inc.	43,700	1,069,339
Gold Fields Ltd. (ADR)	48,300	582,015
Walter Energy, Inc.	8,300	300,792
		1,952,146
Paper & Forest Products 0.7%
International Paper Co.	45,100	682,363
Telecommunication Services 3.4%
Diversified Telecommunication Services 3.2%
AT&T, Inc.	42,100	1,045,764
Chunghwa Telecom Co., Ltd. (ADR)	11,800	233,994
Tele Norte Leste Participacoes SA (ADR) (Preferred)	7,200	107,064
	Shares	Value ($)

Verizon Communications, Inc.	57,800	1,776,234
		3,163,056
Wireless Telecommunication Services 0.2%
Mobile TeleSystems (ADR)	5,500	203,115
Utilities 2.5%
Electric Utilities 0.9%
Duke Energy Corp.	5,300	77,327
Edison International	16,100	506,506
Exelon Corp.	1,800	92,178
Pepco Holdings, Inc.	5,200	69,888
Southern Co.	3,900	121,524
		867,423
Gas Utilities 0.2%
Atmos Energy Corp.	1,700	42,568
ONEOK, Inc.	6,600	194,634
		237,202
Independent Power Producers & Energy Traders 0.7%
AES Corp.*	46,400	538,704
Mirant Corp.*	6,300	99,162
		637,866
Multi-Utilities 0.7%
Dominion Resources, Inc.	7,700	257,334
NiSource, Inc.	25,900	301,994
Sempra Energy	2,700	134,001
		693,329
Total Common Stocks (Cost $99,105,742)		95,232,554
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.5%
US Treasury Obligation
US Treasury Bill, 0.15%**, 9/17/2009 (b) (Cost $480,844)	481,000	480,810
	Shares	Value ($)

Securities Lending Collateral 2.0%
Daily Assets Fund Institutional, 0.48% (c) (d) (Cost $1,981,685)	1,981,685	1,981,685

Cash Equivalents 2.6%
Cash Management QP Trust, 0.27% (c) (Cost $2,493,840)	2,493,840	2,493,840
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $104,062,111)+	102.1	100,188,889
Other Assets and Liabilities, Net	(2.1)	(2,041,627)
Net Assets	100.0	98,147,262
* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $107,309,253. At June 30, 2009, net unrealized depreciation for all securities based on tax cost was $7,120,404. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,200,610 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,321,014.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2009 amounted to $1,870,464, which is 1.9% of net assets.
(b) At June 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

At June 30, 2009, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	9/18/2009	59	2,774,725	2,700,725	(74,000)

For information on the Portfolio's policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stock and/or Other Equity Investments (e)	$ 95,232,554	$ —	$ —	$ 95,232,554
Short-Term Investments (e)	1,981,685	2,974,650	—	4,956,335
Total	$ 97,214,239	$ 2,974,650	$ —	$ 100,188,889
Liabilities
Derivatives (f)	$ (74,000)	$ —	$ —	$ (74,000)
Total	$ (74,000)	$ —	$ —	$ (74,000)
(e) See Investment Portfolio for additional detailed categorizations.
(f) Derivatives include unrealized depreciation on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $99,586,586 — including $1,870,464 of securities loaned)	$ 95,713,364
Investment in Daily Assets Fund Institutional (cost $1,981,685)*	1,981,685
Investment in Cash Management QP Trust (cost $2,493,840)	2,493,840
Total investments, at value (cost $104,062,111)	100,188,889
Foreign currency, at value (cost $2,166)	1,909
Dividends receivable	94,023
Interest receivable	35,894
Receivable for Portfolio shares sold	86,186
Total assets	100,406,901
Liabilities
Payable for Portfolio shares redeemed	112,088
Payable upon return of securities loaned	1,981,685
Payable for daily variation margin on open futures contracts	17,465
Accrued management fee	41,739
Other accrued expenses and payables	106,662
Total liabilities	2,259,639
Net assets, at value	$ 98,147,262
Net Assets Consist of
Undistributed net investment income	705,975
Net unrealized appreciation (depreciation) on: Investments	(3,873,222)
Futures	(74,000)
Foreign currency	(257)
Accumulated net realized gain (loss)	(64,779,321)
Paid-in capital	166,168,087
Net assets, at value	$ 98,147,262
Class A Net Asset Value, offering and redemption price per share ($98,009,380 ÷ 12,898,873 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 7.60
Class B Net Asset Value, offering and redemption price per share ($137,882 ÷ 18,067 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 7.63
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $3,732)	$ 1,049,945
Interest	284
Interest — Cash Management QP Trust	5,464
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	98,138
Total Income	1,153,831
Expenses: Management fee	260,115
Administration fee	47,294
Custodian fee	9,748
Distribution service fee (Class B)	160
Services to shareholders	1,110
Legal fees	7,083
Audit and tax fees	24,760
Trustees' fees and expenses	4,609
Reports to shareholders	24,877
Other	11,106
Total expenses	390,862
Net investment income (loss)	762,969
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(22,594,777)
Futures	(57,736)
(22,652,513)
Change in net unrealized appreciation (depreciation) on: Investments	27,846,049
Futures	(87,278)
Foreign currency	110
27,758,881
Net gain (loss)	5,106,368
Net increase (decrease) in net assets resulting from operations	$ 5,869,337

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income (loss)	$ 762,969	$ 1,994,929
Net realized gain (loss)	(22,652,513)	(36,592,420)
Change in net unrealized appreciation (depreciation)	27,758,881	(46,206,859)
Net increase (decrease) in net assets resulting from operations	5,869,337	(80,804,350)
Distributions to shareholders from: Net investment income: Class A	(2,044,479)	(3,297,531)
Class B	(2,260)	(117,139)
Net realized gains: Class A	—	(35,917,893)
Class B	—	(1,664,515)
Total distributions	(2,046,739)	(40,997,078)
Portfolio share transactions: Class A Proceeds from shares sold	2,170,382	5,194,608
Reinvestment of distributions	2,044,479	39,215,424
Cost of shares redeemed	(16,255,046)	(60,894,125)
Net increase (decrease) in net assets from Class A share transactions	(12,040,185)	(16,484,093)
Class B Proceeds from shares sold	135	238,193
Reinvestment of distributions	2,260	1,781,654
Cost of shares redeemed	(5,078)	(10,423,558)
Net increase (decrease) in net assets from Class B share transactions	(2,683)	(8,403,711)
Increase (decrease) in net assets	(8,220,270)	(146,689,232)
Net assets at beginning of period	106,367,532	253,056,764
Net assets at end of period (including undistributed net investment income of $705,975 and $1,989,745, respectively)	$ 98,147,262	$ 106,367,532
Other Information
Class A Shares outstanding at beginning of period	14,644,836	16,515,920
Shares sold	311,284	519,469
Shares issued to shareholders in reinvestment of distributions	313,090	3,731,248
Shares redeemed	(2,370,337)	(6,121,801)
Net increase (decrease) in Class A shares	(1,745,963)	(1,871,084)
Shares outstanding at end of period	12,898,873	14,644,836
Class B Shares outstanding at beginning of period	18,379	755,480
Shares sold	20	18,580
Shares issued to shareholders in reinvestment of distributions	345	169,520
Shares redeemed	(677)	(925,201)
Net increase (decrease) in Class B shares	(312)	(737,101)
Shares outstanding at end of period	18,067	18,379

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 7.25	$ 14.65	$ 16.17	$ 14.88	$ 13.65	$ 11.84
Income (loss) from investment operations: Net investment income[b]	.06	.12	.17	.17[d]	.14	.13
Net realized and unrealized gain (loss)	.44	(4.97)	.36	2.07	1.22	1.76
Total from investment operations	.50	(4.85)	.53	2.24	1.36	1.89
Less distributions from: Net investment income	(.15)	(.21)	(.18)	(.14)	(.13)	(.08)
Net realized gains	—	(2.34)	(1.87)	(.81)	—	—
Total distributions	(.15)	(2.55)	(2.05)	(.95)	(.13)	(.08)
Net asset value, end of period	$ 7.60	$ 7.25	$ 14.65	$ 16.17	$ 14.88	$ 13.65
Total Return (%)	7.29**	(38.49)[c]	3.50	15.65[d]	10.06	16.04
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	98	106	242	314	294	283
Ratio of expenses before expense reductions (%)	.83*	.76	.71	.71	.70	.70
Ratio of expenses after expense reductions (%)	.83*	.76	.71	.71	.70	.70
Ratio of net investment income (%)	1.61*	1.12	1.13	1.12[d]	1.00	1.08
Portfolio turnover rate (%)	41**	127	275	226	288	249
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.003 per share and an increase in the ratio of net investment income of 0.02%. Excluding this non-recurring income, total return would have been 0.02% lower.
* Annualized ** Not annualized

Class B Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 7.26	$ 14.61	$ 16.12	$ 14.83	$ 13.60	$ 11.80
Income (loss) from investment operations: Net investment income[b]	.05	.04	.11	.11[d]	.09	.09
Net realized and unrealized gain (loss)	.44	(4.89)	.36	2.07	1.22	1.74
Total from investment operations	.49	(4.85)	.47	2.18	1.31	1.83
Less distributions from: Net investment income	(.12)	(.16)	(.11)	(.08)	(.08)	(.03)
Net realized gains	—	(2.34)	(1.87)	(.81)	—	—
Total distributions	(.12)	(2.50)	(1.98)	(.89)	(.08)	(.03)
Net asset value, end of period	$ 7.63	$ 7.26	$ 14.61	$ 16.12	$ 14.83	$ 13.60
Total Return (%)	7.08**	(38.48)[c]	3.15	15.19[d]	9.68	15.55
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.13	.13	11	46	44	37
Ratio of expenses before expense reductions (%)	1.09*	1.22	1.09	1.09	1.09	1.08
Ratio of expenses after expense reductions (%)	1.09*	1.21	1.09	1.09	1.09	1.08
Ratio of net investment income (%)	1.35*	.67	.75	.74[d]	.61	.70
Portfolio turnover rate (%)	41**	127	275	226	288	249
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.003 per share and an increase in the ratio of net investment income of 0.02%. Excluding this non-recurring income, total return would have been 0.02% lower.
* Annualized ** Not annualized

Performance Summary June 30, 2009

DWS Core Fixed Income VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying Portfolio, their performance will differ.

The total annual Portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 are .67% and 1.07% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

Risk Considerations

This Portfolio invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the Portfolio, can decline and the investor can lose principal value. In the recent market environment, mortgage-backed securities are experiencing increased volatility. Investments by the Portfolio in lower-rated bonds present greater risk to principal and income than investments in higher-quality securities. Additionally, investing in foreign securities presents certain risks, such as currency fluctuation and changes in political/economic conditions and market risks. All of these factors may result in greater share price volatility. Please see this Portfolio's prospectus for specific details regarding its investments and risk profile.

Portfolio returns shown during the 1-year, 3-year, 5-year and 10- year periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Core Fixed Income VIP
[] DWS Core Fixed Income VIP — Class A [] Barclays Capital U.S. Aggregate Bond Index

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more.

Index returns, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Core Fixed Income VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,268	$8,477	$9,057	$9,580	$12,731
	Average annual total return	2.68%	-15.23%	-3.25%	-.86%	2.44%
Barclays Capital US Aggregate Bond Index	Growth of $10,000	$10,190	$10,605	$12,055	$12,772	$17,871
	Average annual total return	1.90%	6.05%	6.43%	5.01%	5.98%
DWS Core Fixed Income VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$10,259	$8,450	$8,954	$9,394	$10,382
	Average annual total return	2.59%	-15.50%	-3.62%	-1.24%	.54%
Barclays Capital US Aggregate Bond Index	Growth of $10,000	$10,190	$10,605	$12,055	$12,772	$14,145
	Average annual total return	1.90%	6.05%	6.43%	5.01%	5.08%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS Core Fixed Income VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,026.80	$ 1,025.90
Expenses Paid per $1,000*	$ 3.87	$ 5.88
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,020.98	$ 1,018.99
Expenses Paid per $1,000*	$ 3.86	$ 5.86
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS Core Fixed Income VIP	.77%	1.17%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS Core Fixed Income VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/09	12/31/08

Mortgage-Backed Securities Pass-Throughs	30%	21%
Corporate Bonds	26%	24%
Government & Agency Obligations	15%	7%
Cash Equivalents	13%	—
Collateralized Mortgage Obligations	6%	30%
Municipal Bonds and Notes	5%	5%
Commercial Mortgage-Backed Securities	5%	10%
Asset-Backed	—	2%
Preferred Securities	—	1%
	100%	100%
Sector Diversification (As a % of Corporate Bonds and Preferred Security)	6/30/09	12/31/08

Financials	37%	39%
Consumer Discretionary	17%	12%
Energy	12%	12%
Consumer Staples	12%	6%
Utilities	8%	16%
Telecommunication Services	5%	3%
Health Care	5%	2%
Industrials	2%	3%
Information Technology	2%	3%
Materials	—	4%
	100%	100%
Quality (Excludes Securities Lending Collateral)	6/30/09	12/31/08

US Government and Agencies	55%	38%
AAA*	11%	32%
AA	4%	2%
A	11%	9%
BBB	18%	19%
Not Rated	1%	—
	100%	100%
* Includes cash equivalents
Effective Maturity (Excludes Cash Equivalents and Securities Lending Collateral)	6/30/09	12/31/08

Under 1 year	6%	1%
1-4.99 years	49%	44%
5-9.99 years	37%	37%
10-14.99 years	2%	4%
15 years or greater	6%	14%
	100%	100%

Asset allocation, sector diversification, quality and effective maturity are subject to change.

Weighted average effective maturity: 6.5 years and 7.9 years, respectively.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Portfolio's quality does not remove market risk.

For more complete details about the Portfolio's investment portfolio, see page 66. A complete list of portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2009 (Unaudited)

DWS Core Fixed Income VIP

	Principal Amount ($)	Value ($)

Corporate Bonds 28.1%
Consumer Discretionary 4.8%
British Sky Broadcasting Group PLC, 144A, 9.5%, 11/15/2018	605,000	723,103
Comcast Cable Holdings LLC:
7.875%, 8/1/2013	435,000	494,929
9.875%, 6/15/2022	250,000	301,177
10.125%, 4/15/2022	363,000	419,487
Cox Communications, Inc., 7.125%, 10/1/2012	550,000	591,226
Fortune Brands, Inc.:
5.375%, 1/15/2016	300,000	275,201
6.375%, 6/15/2014	210,000	208,804
News America, Inc., 6.4%, 12/15/2035	320,000	280,075
Time Warner Cable, Inc.:
6.75%, 7/1/2018	122,000	127,071
6.75%, 6/15/2039	400,000	389,316
Time Warner Entertainment Co., LP, 10.15%, 5/1/2012	460,000	515,374
Time Warner, Inc.:
7.625%, 4/15/2031	360,000	349,976
7.7%, 5/1/2032	325,000	319,366
Viacom, Inc.:
6.25%, 4/30/2016	130,000	128,071
6.75%, 10/5/2037	550,000	495,121
Yum! Brands, Inc., 6.875%, 11/15/2037	500,000	504,000
		6,122,297
Consumer Staples 3.3%
Altria Group, Inc., 9.95%, 11/10/2038	250,000	288,581
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019	750,000	820,242
ConAgra Foods, Inc., 7.0%, 4/15/2019	350,000	383,698
CVS Caremark Corp., 6.302%, 6/1/2037	1,949,000	1,442,260
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018	440,000	465,307
Kroger Co.:
6.15%, 1/15/2020	200,000	204,347
7.0%, 5/1/2018 (a)	375,000	403,807
Safeway, Inc., 7.45%, 9/15/2027	220,000	232,163
		4,240,405
Energy 3.5%
Anadarko Petroleum Corp., 6.45%, 9/15/2036	290,000	260,686
ConocoPhillips, 6.5%, 2/1/2039	500,000	532,216
DCP Midstream LLC, 144A, 9.75%, 3/15/2019	330,000	367,865
Devon Energy Corp., 6.3%, 1/15/2019	700,000	748,033
Enterprise Products Operating LLP, 7.5%, 2/1/2011	460,000	482,142
Hess Corp., 8.125%, 2/15/2019	390,000	443,997
Kinder Morgan Energy Partners LP:
5.625%, 2/15/2015	92,000	92,986
7.3%, 8/15/2033	300,000	288,168
Marathon Oil Corp., 7.5%, 2/15/2019	320,000	349,265
	Principal Amount ($)	Value ($)

ONEOK Partners LP, 8.625%, 3/1/2019	415,000	464,130
Talisman Energy, Inc., 7.75%, 6/1/2019 (a)	123,000	136,259
TransCanada PipeLines Ltd., 7.625%, 1/15/2039	255,000	297,611
		4,463,358
Financials 10.3%
American Express Co., 7.0%, 3/19/2018	688,000	668,074
Bank of America Corp.:
5.65%, 5/1/2018	865,000	764,341
5.75%, 12/1/2017	225,000	200,346
Series L, 7.375%, 5/15/2014	74,000	76,443
7.625%, 6/1/2019	240,000	241,071
Bank of New York Mellon Corp., 4.3%, 5/15/2014	300,000	304,837
BB&T Corp., 6.85%, 4/30/2019	345,000	358,788
Capital One Financial Corp., 7.375%, 5/23/2014	240,000	247,483
Citigroup, Inc.:
4.125%, 2/22/2010	400,000	400,098
6.125%, 5/15/2018	350,000	306,131
8.5%, 5/22/2019	168,000	170,896
Corp. Andina de Fomento:
5.75%, 1/12/2017	295,000	284,187
6.875%, 3/15/2012	210,000	221,398
Deutsche Telekom International Finance BV:
4.875%, 7/8/2014	100,000	100,648
6.0%, 7/8/2019 (a)	630,000	635,607
General Electric Capital Corp., 5.625%, 5/1/2018 (a)	980,000	926,867
Hartford Financial Services Group, Inc., 5.25%, 10/15/2011	200,000	193,298
Jefferson-Pilot Corp., 4.75%, 1/30/2014	80,000	70,589
JPMorgan Chase & Co.:
4.65%, 6/1/2014	310,000	309,182
6.3%, 4/23/2019	640,000	643,727
MetLife, Inc.:
6.75%, 6/1/2016	190,000	193,430
7.717%, 2/15/2019	395,000	422,507
Morgan Stanley:
Series F, 6.0%, 4/28/2015	490,000	488,721
7.3%, 5/13/2019	210,000	217,759
National City Corp., 4.0%, 2/1/2011	580,000	569,850
National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/2018	645,000	808,716
Principal Financial Group, Inc., 7.875%, 5/15/2014	525,000	553,083
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014	130,000	122,827
7.375%, 6/15/2019	50,000	49,091
Simon Property Group LP, (REIT), 6.75%, 5/15/2014 (a)	105,000	105,504
Telefonica Emisiones SAU, 5.877%, 7/15/2019 (b)	145,000	149,494
	Principal Amount ($)	Value ($)

The Goldman Sachs Group, Inc.:
6.0%, 5/1/2014	180,000	187,859
7.5%, 2/15/2019	730,000	781,664
US Bancorp.:
LIBOR minus 1.46%, 0.00%, 12/11/2035	265,000	251,087
LIBOR minus 1.75%, 0.00%, 9/20/2036	20,000	18,150
Verizon Wireless Capital LLC, 144A, 8.5%, 11/15/2018	300,000	358,528
Wachovia Corp., Series G, 5.5%, 5/1/2013	650,000	671,453
		13,073,734
Health Care 1.3%
Express Scripts, Inc.:
6.25%, 6/15/2014	75,000	79,358
7.25%, 6/15/2019	50,000	55,137
McKesson Corp., 7.5%, 2/15/2019 (a)	300,000	337,845
Medco Health Solutions, Inc., 7.125%, 3/15/2018	740,000	779,276
Merck & Co., Inc.:
5.0%, 6/30/2019	207,000	209,594
5.85%, 6/30/2039	48,000	49,309
Quest Diagnostics, Inc., 6.95%, 7/1/2037	170,000	170,834
		1,681,353
Industrials 0.5%
Waste Management, Inc., 6.375%, 3/11/2015	570,000	590,545
Information Technology 0.5%
Dell, Inc., 5.875%, 6/15/2019	200,000	204,142
Oracle Corp.:
3.75%, 7/8/2014 (b)	145,000	145,065
5.0%, 7/8/2019 (b)	225,000	223,985
		573,192
Telecommunication Services 1.5%
AT&T, Inc., 6.55%, 2/15/2039	615,000	613,907
Qwest Corp., 7.625%, 6/15/2015	234,000	219,960
Telecom Italia Capital SA:
5.25%, 11/15/2013	445,000	436,362
6.175%, 6/18/2014	130,000	131,466
7.175%, 6/18/2019	120,000	121,643
Verizon Communications, Inc., 6.35%, 4/1/2019	350,000	364,102
		1,887,440
Utilities 2.4%
DPL, Inc., 6.875%, 9/1/2011	380,000	399,319
DTE Energy Co., 7.625%, 5/15/2014	148,000	154,462
Pepco Holdings, Inc., 6.45%, 8/15/2012	675,000	702,377
Progress Energy, Inc., 7.05%, 3/15/2019 (a)	300,000	332,850
Sempra Energy, 6.5%, 6/1/2016	290,000	302,714
Southern Co., 4.15%, 5/15/2014	285,000	286,134
Southwestern Public Service Co., Series G, 8.75%, 12/1/2018	680,000	817,128
		2,994,984
Total Corporate Bonds (Cost $34,329,256)		35,627,308

	Principal Amount ($)	Value ($)

Asset-Backed 0.0%
Home Equity Loans
Securitized Asset-Backed NIM Trust, "NIM", Series 2005-FR4, 144A, 6.0%, 1/25/2036* (Cost $459,643)	459,930	46

Mortgage-Backed Securities Pass-Throughs 32.6%
Federal Home Loan Mortgage Corp.:
4.5%, 9/1/2020	1,563,294	1,605,034
6.0%, with various maturities from 12/1/2034 until 3/1/2038	1,203,424	1,261,879
Federal National Mortgage Association:
4.5%, with various maturities from 8/1/2033 until 10/1/2033	2,566,933	2,572,949
5.0%, with various maturities from 7/1/2019 until 2/1/2038 (b)	9,376,216	9,650,813
5.136%**, 9/1/2038	479,482	498,765
5.5%, with various maturities from 2/1/2024 until 9/1/2036 (b)	18,206,647	18,861,409
6.0%, 4/1/2024	1,049,952	1,107,412
6.5%, with various maturities from 3/1/2017 until 4/1/2037	5,442,649	5,810,571
8.0%, 9/1/2015	19,538	21,269
Total Mortgage-Backed Securities Pass-Throughs (Cost $40,136,123)		41,390,101

Commercial Mortgage-Backed Securities 5.0%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2007-1, 5.451%, 1/15/2049	855,000	637,765
"A2", Series 2007-2, 5.634%, 4/10/2049	325,000	295,081
"A4", Series 2007-3, 5.837%**, 6/10/2049	1,035,000	732,417
"A4", Series 2007-2, 5.867%**, 4/10/2049	675,000	511,199
Greenwich Capital Commercial Funding Corp., "A4", Series 2007-GG9, 5.444%, 3/10/2039	1,465,000	1,167,773
GS Mortgage Securities Corp. II, "A4", Series 2006-GG8, 5.56%, 11/10/2039	485,000	395,569
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2007-LD12, 5.882%, 2/15/2051	338,000	253,118
"A2", Series 2007-LD11, 5.992%**, 6/15/2049	1,790,000	1,649,668
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 6.022%**, 6/12/2050	900,000	752,310
Total Commercial Mortgage-Backed Securities (Cost $7,062,482)		6,394,900

Collateralized Mortgage Obligations 6.8%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	844,696	892,927
	Principal Amount ($)	Value ($)

Federal Home Loan Mortgage Corp.:
"LN", Series 3145, 4.5%, 10/15/2034	1,505,809	1,543,852
"BG", Series 2869, 5.0%, 7/15/2033	335,000	341,740
"PE", Series 2165, 6.0%, 6/15/2029	1,160,571	1,235,749
Federal National Mortgage Association:
"QD", Series 2005-29, 5.0%, 8/25/2033	435,000	442,290
"HE", Series 2005-22, 5.0%, 10/25/2033	1,540,000	1,564,923
"PG", Series 2002-3, 5.5%, 2/25/2017	364,451	384,267
"PH", Series 1999-19, 6.0%, 5/25/2029	1,102,106	1,161,244
"Z", Series 2001-14, 6.0%, 5/25/2031	723,867	763,772
MASTR Alternative Loans Trust, "5A1", Series 2005-1, 5.5%, 1/25/2020	415,639	345,890
Total Collateralized Mortgage Obligations (Cost $8,337,925)		8,676,654

Municipal Bonds and Notes 5.5%
Arizona, Salt River Project, Agricultural Improvement & Power District Electric Systems Revenue, Series A, 5.0%, 1/1/2038	480,000	480,989
Florida, State Board of Education, Capital Outlay 2006, Series E, 5.0%, 6/1/2035	500,000	495,105
Glendale, AZ, Municipal Property Corp., Excise Tax Revenue, Series B, 6.157%, 7/1/2033 (c)	420,000	390,365
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	945,000	956,368
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series B, 6.1%, 4/1/2015	965,000	1,010,693
Michigan, Western Michigan University Revenue, 4.41%, 11/15/2014 (c)	885,000	877,115
New Jersey, Economic Development Authority Revenue, Series B, 6.5%, 11/1/2014 (c)	585,000	646,273
New Jersey, State Educational Facilities Authority Revenue, NJ City University, Series F, 6.85%, 7/1/2036 (c)	395,000	405,025
New Jersey, State Turnpike Authority Revenue, Build America Bonds, Series F, 7.414%, 1/1/2040	240,000	285,706
Newark, NJ, Pension Obligation, 5.853%, 4/1/2022 (c)	865,000	815,738
	Principal Amount ($)	Value ($)

Texas, Pharr-San Juan-Alamo Independent School District, School Building, 5.0%, 2/1/2038	295,000	296,622
Texas, Eagle Mountain & Saginaw Independent School District, School Building, 5.0%, 8/15/2038	315,000	317,507
Total Municipal Bonds and Notes (Cost $6,902,173)		6,977,506

Government & Agency Obligations 15.6%
Other Government Related 7.3%
American Express Bank FSB, FDIC Guaranteed, 3.15%, 12/9/2011 (a)	1,800,000	1,863,794
Citigroup, Inc., FDIC Guaranteed, 2.875%, 12/9/2011	1,800,000	1,851,642
John Deere Capital Corp., Series D, FDIC Guaranteed, 2.875%, 6/19/2012 (a)	1,800,000	1,844,440
JPMorgan Chase & Co., FDIC Guaranteed, 2.125%, 12/26/2012 (a)	1,800,000	1,790,896
KeyBank NA, FDIC Guaranteed, 3.2%, 6/15/2012 (a)	1,800,000	1,860,782
		9,211,554
US Treasury Obligations 8.3%
US Treasury Notes:
1.75%, 1/31/2014 (a)	6,000,000	5,831,280
3.125%, 5/15/2019 (a)	4,500,000	4,352,355
4.875%, 5/31/2011	300,000	321,562
		10,505,197
Total Government & Agency Obligations (Cost $19,744,424)		19,716,751

Preferred Security 0.3%
Financials
PNC Preferred Funding Trust I, 144A, 8.7%, 3/15/2013 (d) (Cost $294,063)	400,000	328,004
	Shares	Value ($)

Securities Lending Collateral 15.2%
Daily Assets Fund Institutional, 0.48% (e) (f) (Cost $19,213,433)	19,213,433	19,213,433
Cash Equivalents 13.9%
Cash Management QP Trust, 0.27% (e) (Cost $17,635,001)	17,635,001	17,635,001
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $154,114,523)+	123.0	155,959,704
Other Assets and Liabilities, Net	(23.0)	(29,185,639)
Net Assets	100.0	126,774,065
* Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Securities	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Securitized Asset-Backed NIM Trust, "NIM", Series 2005-FR4	6.0%	1/25/2036	459,930	459,643	46
** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2009.
+ The cost for federal income tax purposes was $154,134,912. At June 30, 2009, net unrealized appreciation for all securities based on tax cost was $1,824,792. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,033,891 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,209,099.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2009 amounted to $18,696,764, which is 14.7% of net assets.
(b) When-issued delayed delivery security included.
(c) Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	0.5
Assured Guaranty Corp.	0.7
Financial Security Assurance, Inc.	0.8

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies. As a result, most insured issues are now trading on the basis of the underlying credits.

(d) Date shown is call date; not a maturity date for the perpetual preferred securities.
(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.

FSB: Federal Savings Bank

LIBOR: Represents the London InterBank Offered Rate.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income (g)
Corporate Bonds	$ —	$ 35,627,308	$ —	$ 35,627,308
Asset Backed	—	46	—	46
Mortgage-Backed Securities Pass-Throughs	—	41,390,101	—	41,390,101
Commercial Mortgage-Backed Securities	—	6,394,900	—	6,394,900
Collateral Mortgage Obligations	—	8,676,654	—	8,676,654
Municipal Bonds and Notes	—	6,977,506	—	6,977,506
Government & Agency Obligations	—	19,716,751	—	19,716,751
Preferred Security	—	328,004	—	328,004
Short-Term Investments (g)	19,213,433	17,635,001	—	36,848,434
Total	$ 19,213,433	$ 136,746,271	$ —	$ 155,959,704
(g) See Investment Portfolio for additional detailed categorizations.

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining value:

	Preferred Security	Preferred Stock	Total
Balance as of December 31, 2008	$ 50,000	$ 147,119	$ 197,119
Realized gains (loss)	(158,675)	(312,002)	(470,677)
Change in unrealized appreciation (depreciation)	183,675	207,067	390,742
Amortization premium/discount	—	—	—
Net purchases (sales)	(75,000)	(42,184)	(117,184)
Net transfers in (out) of Level 3	—	—	—
Balance as of June 30, 2009	$ —	$ —	$ —
Net change in unrealized appreciation (depreciation) from investments still held	$ —	$ —	$ —

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $117,266,089) — including $18,696,764 of securities loaned	$ 119,111,270
Investment in Daily Assets Fund Institutional (cost $19,213,433)*	19,213,433
Investment in Cash Management QP Trust (cost $17,635,001)	17,635,001
Total investments, at value (cost $154,114,523)	155,959,704
Cash	10,000
Receivable for Portfolio shares sold	692,371
Interest receivable	955,006
Foreign taxes recoverable	1,469
Total assets	157,618,550
Liabilities
Payable upon return of securities loaned	19,213,433
Payable for investments purchased	514,161
Payable for when-issued and delayed delivery securities purchased	10,748,828
Payable for Portfolio shares redeemed	86,698
Accrued management fee	54,292
Other accrued expenses and payables	227,073
Total liabilities	30,844,485
Net assets, at value	$ 126,774,065
Net Assets Consist of
Undistributed net investment income	3,315,951
Net unrealized appreciation (depreciation) on investments	1,845,181
Accumulated net realized gain (loss)	(60,887,805)
Paid-in capital	182,500,738
Net assets, at value	$ 126,774,065
Class A Net Asset Value, offering and redemption price per share ($95,699,322 ÷ 11,441,180 outstanding shares of beneficial interest, no par value, 24,742,586 shares authorized)	$ 8.36
Class B Net Asset Value, offering and redemption price per share ($31,074,743 ÷ 3,712,160 outstanding shares of beneficial interest, no par value, 7,316,641 shares authorized)	$ 8.37
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Income: Dividends	$ 9,824
Interest	3,881,340
Interest — Cash Management QP Trust	22,972
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	36,834
Total Income	3,950,970
Expenses: Management fee	331,939
Administration fee	66,388
Services to shareholders	1,082
Custodian fee	9,045
Distribution service fee (Class B)	38,426
Record keeping fees (Class B)	23,056
Professional fees	34,027
Trustees' fees and expenses	6,032
Reports to shareholders	44,542
Other	16,825
Total expenses before expense reductions	571,362
Expense reductions	(2)
Total expenses after expense reductions	571,360
Net investment income (loss)	3,379,610
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(36,792,199)
Futures	231,032
Payments by affiliates (see Note I)	24,775
(36,536,392)
Change in net unrealized appreciation (depreciation) on: Investments	36,566,742
Futures	75,129
36,641,871
Net gain (loss)	105,479
Net increase (decrease) in net assets resulting from operations	$ 3,485,089

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income (loss)	$ 3,379,610	$ 11,324,735
Net realized gain (loss)	(36,536,392)	(19,728,646)
Change in net unrealized appreciation (depreciation)	36,641,871	(31,800,368)
Net increase (decrease) in net assets resulting from operations	3,485,089	(40,204,279)
Distributions to shareholders from: Net investment income: Class A	(8,879,629)	(12,658,879)
Class B	(2,500,347)	(4,079,055)
Total distributions	(11,379,976)	(16,737,934)
Portfolio share transactions: Class A Proceeds from shares sold	4,907,625	25,960,265
Reinvestment of distributions	8,879,629	12,658,879
Cost of shares redeemed	(21,788,072)	(71,653,396)
Net increase (decrease) in net assets from Class A share transactions	(8,000,818)	(33,034,252)
Class B Proceeds from shares sold	1,302,965	1,828,386
Reinvestment of distributions	2,500,347	4,079,055
Cost of shares redeemed	(3,224,214)	(29,114,932)
Net increase (decrease) in net assets from Class B share transactions	579,098	(23,207,491)
Increase (decrease) in net assets	(15,316,607)	(113,183,956)
Net assets at beginning of period	142,090,672	255,274,628
Net assets at end of period (including undistributed net investment income of $3,315,951 and $11,316,317, respectively)	$ 126,774,065	$ 142,090,672
Other Information
Class A Shares outstanding at beginning of period	12,351,718	15,754,867
Shares sold	567,710	2,332,157
Shares issued to shareholders in reinvestment of distributions	1,088,190	1,171,035
Shares redeemed	(2,566,438)	(6,906,341)
Net increase (decrease) in Class A shares	(910,538)	(3,403,149)
Shares outstanding at end of period	11,441,180	12,351,718
Class B Shares outstanding at beginning of period	3,628,194	5,850,161
Shares sold	155,365	159,817
Shares issued to shareholders in reinvestment of distributions	305,666	376,992
Shares redeemed	(377,065)	(2,758,776)
Net increase (decrease) in Class B shares	83,966	(2,221,967)
Shares outstanding at end of period	3,712,160	3,628,194

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Date
Net asset value, beginning of period	$ 8.90	$ 11.82	$ 11.86	$ 11.81	$ 12.07	$ 12.16
Income (loss) from investment operations: Net investment income[b]	.22	.57	.56	.53	.47	.50
Net realized and unrealized gain (loss)	.00***	(2.72)	(.08)	(.05)	(.21)	.05
Total from investment operations	.22	(2.15)	.48	.48	.26	.55
Less distributions from: Net investment income	(.76)	(.77)	(.52)	(.43)	(.41)	(.43)
Net realized gains	—	—	—	(.00)***	(.11)	(.21)
Total distributions	(.76)	(.77)	(.52)	(.43)	(.52)	(.64)
Net asset value, end of period	$ 8.36	$ 8.90	$ 11.82	$ 11.86	$ 11.81	$ 12.07
Total Return (%)	2.68d**	(19.33)[c]	4.17	4.26	2.25	4.53
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	96	110	186	277	252	210
Ratio of expenses before expense reductions (%)	.77*	.70	.66	.68	.67	.66
Ratio of expenses after expense reductions (%)	.77*	.70	.66	.68	.67	.66
Ratio of net investment income (loss) (%)	5.18*	5.36	4.78	4.56	3.96	4.18
Portfolio turnover rate (%)	156**	215	209	198	241	176
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total returns would have been lower had certain expenses not been reduced.
[d] Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as the result of certain operation errors during the period. Excluding this reimbursement, total return would have been 0.02% lower.
* Annualized ** Not annualized
*** Amount is less than $.005.

Class B Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 8.88	$ 11.80	$ 11.84	$ 11.78	$ 12.04	$ 12.13
Income (loss) from investment operations: Net investment income[b]	.20	.53	.51	.49	.42	.45
Net realized and unrealized gain (loss)	.01	(2.73)	(.08)	(.05)	(.21)	.05
Total from investment operations	.21	(2.20)	.43	.44	.21	.50
Less distributions from: Net investment income	(.72)	(.72)	(.47)	(.38)	(.36)	(.38)
Net realized gains	—	—	—	(.00)***	(.11)	(.21)
Total distributions	(.72)	(.72)	(.47)	(.38)	(.47)	(.59)
Net asset value, end of period	$ 8.37	$ 8.88	$ 11.80	$ 11.84	$ 11.78	$ 12.04
Total Return (%)	2.59d**	(19.71)[c]	3.75	3.89	1.85	4.10
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	31	32	69	82	89	88
Ratio of expenses before expense reductions (%)	1.17*	1.10	1.05	1.07	1.07	1.03
Ratio of expenses after expense reductions (%)	1.17*	1.09	1.05	1.07	1.07	1.03
Ratio of net investment income (loss) (%)	4.78*	4.97	4.39	4.17	3.56	3.81
Portfolio turnover rate (%)	156**	215	209	198	241	176
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total returns would have been lower had certain expenses not been reduced.
[d] Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as the result of certain operation errors during the period. Excluding this reimbursement, total return would have been 0.02% lower.
* Annualized ** Not annualized
*** Amount is less than $.005.

Performance Summary June 30, 2009

DWS Diversified International Equity VIP (formerly DWS International Select Equity VIP)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying Portfolio, their performance will differ.

The total annual Portfolio operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 is .99% for Class A shares. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

Risk Considerations

This Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Additionally, investing in foreign securities presents certain risks, such as currency fluctuation, political and economic changes and market risks. This may result in greater share price volatility. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Portfolio returns shown for the 1-year, 3-year, 5-year and 10-year periods reflect a fee waiver and/or expense reimbursement for Class A shares. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Diversified International Equity VIP
[] DWS Diversified International Equity VIP — Class A [] MSCI EAFE® + EMF Index [] MSCI EAFE® Index

The MSCI EAFE® + EMF Index (Morgan Stanley Capital International Europe, Australasia, Far East and Emerging Markets Free Index) is an unmanaged index generally accepted as a benchmark for major overseas markets plus emerging markets. The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, free float-adjusted, market capitalization index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. The MSCI indices are calculated using closing local market prices and translate into US dollars using the London close foreign exchange rates.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Diversified International Equity VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,574	$5,759	$7,236	$10,524	$10,446
	Average annual total return	5.74%	-42.41%	-10.22%	1.03%	.44%
MSCI EAFE + EMF Index	Growth of $10,000	$11,354	$6,971	$8,394	$12,506	$12,919
	Average annual total return	13.54%	-30.29%	-5.67%	4.57%	2.59%
MSCI EAFE Index	Growth of $10,000	$10,795	$6,865	$7,793	$11,209	$11,243
	Average annual total return	7.95%	-31.35%	-7.98%	2.31%	1.18%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Information About Your Portfolio's Expenses

DWS Diversified International Select Equity VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Portfolio Return	Class A
Beginning Account Value 1/1/09	$ 1,000.00
Ending Account Value 6/30/09	$ 1,057.40
Expenses Paid per $1,000*	$ 5.15
Hypothetical 5% Portfolio Return	Class A
Beginning Account Value 1/1/09	$ 1,000.00
Ending Account Value 6/30/09	$ 1,019.79
Expenses Paid per $1,000*	$ 5.06
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratio	Class A
DWS Variable Series II — DWS Diversified International Select Equity VIP	1.01%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS Diversified International Equity VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/09	12/31/08

Common Stocks	94%	95%
Exchange-Traded Fund	3%	5%
Cash Equivalents	2%	—
Preferred Stocks	1%	—
	100%	100%
Sector Diversification (As a % of Investment Portfolio excluding Exchange-Traded Fund, Cash Equivalents and Securities Lending Collateral)	6/30/09	12/31/08

Telecommunication Services	16%	14%
Consumer Staples	14%	10%
Health Care	14%	21%
Financials	10%	19%
Consumer Discretionary	9%	—
Utilities	9%	4%
Industrials	8%	8%
Materials	8%	7%
Energy	6%	11%
Information Technology	6%	6%
	100%	100%
Geographical Diversification (As a % of Investment Portfolio excluding Exchange-Traded Fund, Cash Equivalents and Securities Lending Collateral)	6/30/09	12/31/08

Continental Europe	57%	59%
Japan	18%	24%
United Kingdom	9%	7%
Australia	6%	—
Canada	5%	1%
Asia (excluding Japan)	5%	6%
Latin America	—	2%
Russia	—	1%
	100%	100%

Asset allocation, sector and geographical diversifications are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 80. A complete list of portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2009 (Unaudited)

DWS Diversified International Equity VIP

	Shares	Value ($)

Common Stocks 92.9%
Australia 5.7%
AGL Energy Ltd.	82,582	890,567
Australia & New Zealand Banking Group Ltd.	3,822	50,526
BHP Billiton Ltd.	10,497	287,696
Brambles Ltd.	19,965	95,513
Coca-Cola Amatil Ltd.	6,331	43,858
Cochlear Ltd.	1,572	73,021
Commonwealth Bank of Australia	2,596	81,169
Crown Ltd.	15,188	88,505
CSL Ltd.	14,306	369,751
CSR Ltd.	30,700	41,806
Fairfax Media Ltd. (a)	69,502	68,034
Foster's Group Ltd.	16,834	69,773
Leighton Holdings Ltd.	2,589	48,746
Macquarie Infrastructure Group (Units)	45,344	52,076
National Australia Bank Ltd.	3,501	63,032
Newcrest Mining Ltd.	1,579	38,692
Origin Energy Ltd.	9,638	113,410
Paladin Energy Ltd.*	7,326	28,846
Qantas Airways Ltd.	27,721	44,718
QBE Insurance Group Ltd.	2,063	32,917
Rio Tinto Ltd.	900	37,667
Santos Ltd.	9,683	113,751
Sonic Healthcare Ltd.	9,481	93,863
SP Ausnet	251,683	155,728
TABCORP Holdings Ltd.	18,765	107,986
Tatts Group Ltd.	35,379	72,571
Telstra Corp., Ltd.	188,708	514,902
Toll Holdings Ltd.	10,964	54,396
Transurban Group (Units)	19,529	65,037
Wesfarmers Ltd.	8,252	150,217
Westfield Group (REIT) (Units)	5,712	52,027
Westpac Banking Corp.	5,844	94,663
Woodside Petroleum Ltd.	5,329	184,658
Woolworths Ltd.	9,522	201,346
WorleyParsons Ltd.	2,509	47,801
(Cost $4,091,323)		4,529,269
Austria 1.1%
Erste Group Bank AG	8,080	219,533
OMV AG	12,665	474,791
Raiffeisen International Bank-Holding AG	2,709	94,077
Vienna Insurance Group	1,886	81,973
(Cost $734,898)		870,374
Belgium 2.7%
Anheuser-Busch InBev NV	8,274	299,540
Belgacom SA	21,190	677,423
Colruyt SA	173	39,480
Compagnie Nationale a Portefeuille	907	43,848
Delhaize Group	1,198	84,348
Dexia SA* (a)	9,179	69,606
Fortis*	35,721	121,788
Groupe Bruxelles Lambert SA	1,322	96,815
KBC GROEP NV*	2,869	52,338
Mobistar SA	4,408	272,088
	Shares	Value ($)

Solvay SA	2,899	244,591
Umicore	6,375	145,202
(Cost $2,013,207)		2,147,067
Bermuda 0.1%
Seadrill Ltd. (Cost $46,052)	4,400	63,223
Canada 4.9%
Agnico-Eagle Mines Ltd.	700	36,873
Bank of Montreal	1,000	42,144
Bank of Nova Scotia	2,100	78,392
Barrick Gold Corp.	2,600	87,512
BCE, Inc.	9,800	202,210
Bombardier, Inc. "B"	16,500	48,940
Canadian Imperial Bank of Commerce	700	35,092
Canadian National Railway Co.	4,300	184,732
Canadian Natural Resources Ltd.	1,400	73,650
Canadian Pacific Railway Ltd.	2,100	83,736
Canadian Tire Corp., Ltd. "A"	1,300	61,471
Canadian Utilities Ltd. "A"	3,900	127,245
EnCana Corp.	1,500	74,371
Fortis, Inc.	8,200	179,136
George Weston Ltd.	1,300	65,204
Goldcorp, Inc.	2,300	79,946
Imperial Oil Ltd.	2,100	81,462
Kinross Gold Corp.	2,300	41,921
Loblaw Companies Ltd.	2,600	77,677
Magna International, Inc. "A"	2,053	87,104
Manulife Financial Corp.	2,800	48,603
Metro, Inc. "A"	2,200	71,912
Petro-Canada	1,500	57,929
Potash Corp. of Saskatchewan, Inc.	900	83,953
Research In Motion Ltd.*	5,000	355,414
Ritchie Bros. Auctioneers, Inc.	1,100	25,818
Rogers Communications, Inc. "B"	6,600	169,660
Royal Bank of Canada	2,100	85,885
Saputo, Inc.	4,200	87,636
Shaw Communications, Inc. "B"	6,100	102,685
Shoppers Drug Mart Corp.	5,000	214,891
SNC-Lavalin Group, Inc.	2,300	84,731
Suncor Energy, Inc.	2,300	69,940
Teck Resources Ltd. "B"*	2,600	41,465
Telus Corp.	2,200	56,742
Thomson Reuters Corp.	82,00	238,636
Toronto-Dominion Bank	1,400	72,326
TransAlta Corp.	10,600	203,315
Viterra, Inc.*	4,900	42,548
Yamana Gold, Inc.	3,600	32,003
(Cost $3,588,219)		3,894,910
Cyprus 0.1%
Bank of Cyprus Public Co., Ltd. (Cost $53,088)	8,464	47,197
Denmark 4.0%
A P Moller-Maersk AS "A"	10	58,742
A P Moller-Maersk AS "B"	19	114,090
Carlsberg AS "B"	6,715	431,627
Coloplast AS "B"	1,411	97,218
Danske Bank AS*	15,916	274,730
DSV AS*	3,456	42,923
	Shares	Value ($)

H. Lundbeck AS	3,649	69,510
Novo Nordisk AS "B" (a)	29,139	1,583,764
Topdanmark AS*	619	72,341
Trygvesta AS	1,215	71,681
Vestas Wind Systems AS*	3,303	237,446
William Demant Holding AS*	1,515	78,414
(Cost $3,001,000)		3,132,486
Finland 2.5%
Fortum Oyj	19,834	452,406
Kone Oyj "B"	7,093	217,838
Metso Corp.	5,459	102,254
Nokia Oyj	15,968	233,032
Outokumpu Oyj	4,876	84,449
Pohjola Bank PLC "A"	7,147	57,162
Rautaruukki Oyj	3,581	71,616
Sampo Oyj "A"	17,518	330,572
Stora Enso Oyj "R"*	22,082	116,529
UPM-Kymmene Oyj	19,417	169,226
Wartsila Corp.	3,608	116,547
(Cost $1,866,617)		1,951,631
France 7.7%
Air Liquide SA	1,149	105,215
Alcatel-Lucent*	36,627	92,293
Alstom SA	744	44,035
Atos Origin SA*	1,193	40,504
AXA SA	4,136	78,192
BNP Paribas	2,132	138,354
Bouygues SA	1,062	39,937
Cap Gemini	2,296	84,805
Carrefour SA	10,580	452,585
Casino Guichard-Perrachon SA	996	67,275
Compagnie de Saint-Gobain	1,739	58,146
Credit Agricole SA	3,149	39,441
DANONE SA	8,526	421,644
Dassault Systemes SA	1,725	76,275
Electricite de France	964	47,008
Essilor International SA	4,349	207,613
France Telecom SA	38,280	869,730
GDF Suez	4,592	171,547
Iliad SA	426	41,379
L'Oreal SA	3,894	291,537
Lafarge SA* (a)	1,526	103,611
LVMH Moet Hennessy Louis Vuitton SA	783	59,931
Neopost SA	671	60,339
Pernod Ricard SA	3,147	198,677
Sanofi-Aventis	23,578	1,386,650
Schneider Electric SA	875	66,920
Societe Generale	1,396	76,165
Suez Environnement SA	1,869	32,775
Total SA	7,627	413,095
Unibail-Rodamco (REIT)	386	57,642
Veolia Environnement	2,122	62,690
Vinci SA	1,568	70,372
Vivendi	3,089	73,995
(Cost $5,836,315)		6,030,377
Germany 5.1%
Allianz SE (Registered)	1,458	134,824
BASF SE	3,961	157,990
Bayer AG	3,157	169,518
Bayerische Motoren Werke (BMW) AG	1,555	58,728
	Shares	Value ($)

Beiersdorf AG	6,582	310,277
Celesio AG	905	20,801
Daimler AG (Registered)	3,529	127,686
Deutsche Boerse AG	688	53,474
Deutsche Post AG (Registered)	3,555	46,465
Deutsche Telekom AG (Registered)	80,246	948,391
E.ON AG	5,143	182,547
Fresenius Medical Care AG & Co. KGaA	1,077	48,065
Henkel AG & Co. KGaA	8,826	237,991
K+S AG	629	35,433
Linde AG	769	63,223
MAN SE	642	39,486
Merck KGaA	430	43,839
Metro AG	8,267	395,184
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	858	116,040
RWE AG	1,218	96,154
SAP AG	6,882	277,454
Siemens AG (Registered)	2,793	193,360
Suedzucker AG	4,820	98,035
ThyssenKrupp AG	1,702	42,405
Volkswagen AG	384	129,991
(Cost $3,818,568)		4,027,361
Greece 0.9%
Alpha Bank AE*	4,907	53,023
EFG Eurobank Ergasias*	4,347	45,284
Marfin Investment Group SA*	8,510	36,259
National Bank of Greece SA*	3,627	99,373
OPAP SA	14,842	394,175
Piraeus Bank SA	4,885	48,152
(Cost $745,979)		676,266
Hong Kong 2.4%
Cheung Kong (Holdings) Ltd.	10,000	114,385
Cheung Kong Infrastructure Holdings Ltd.	7,000	24,413
CLP Holdings Ltd.	29,000	192,560
Esprit Holdings Ltd.	31,200	174,522
Genting Singapore PLC* (a)	213,000	99,994
Hang Seng Bank Ltd.	3,800	53,701
Hong Kong & China Gas Co., Ltd.	64,000	134,515
Hong Kong Exchanges & Clearing Ltd.	4,700	72,978
Hongkong Electric Holdings Ltd.	17,500	97,459
Hutchison Whampoa Ltd.	44,000	286,032
Li & Fung Ltd.	58,000	153,921
MTR Corp., Ltd.	34,000	102,547
Noble Group Ltd.	19,000	23,788
NWS Holdings Ltd.	20,000	36,000
Shangri-La Asia Ltd.	46,000	68,191
Sun Hung Kai Properties Ltd.	8,000	99,885
Swire Pacific Ltd. "A"	9,000	89,636
Yue Yuen Industrial (Holdings) Ltd.	20,500	45,931
(Cost $1,707,840)		1,870,458
Ireland 0.6%
CRH PLC	19,185	439,838
Experian PLC	6,430	48,188
(Cost $364,237)		488,026
Italy 3.6%
A2A SpA	20,926	38,271
Assicurazioni Generali SpA	3,242	67,663
	Shares	Value ($)

Atlantia SpA	6,106	123,574
Enel SpA	55,283	269,320
Eni SpA	15,304	363,054
Fiat SpA*	17,352	176,031
Finmeccanica SpA	9,616	135,691
Intesa Sanpaolo*	25,029	81,148
Lottomatica SpA (a)	2,726	52,631
Luxottica Group SpA*	2,649	55,093
Mediaset SpA	18,588	104,527
Prysmian SpA	2,915	43,913
Saipem SpA	2,103	51,335
Snam Rete Gas SpA	16,640	73,199
Telecom Italia SpA	474,896	657,733
Telecom Italia SpA (RSP)	281,593	276,880
Terna-Rete Elettrica Nationale SpA	20,403	68,049
UBI Banca-Unione di Banche Italiane ScpA	3,919	51,158
UniCredit SpA	44,878	114,976
(Cost $2,655,137)		2,804,246
Japan 17.1%
AEON Co., Ltd.	11,300	111,308
Ajinomoto Co., Inc.	14,000	110,629
Alfresa Holdings Corp.	1,000	46,027
Asahi Breweries Ltd.	8,700	124,935
Asahi Kasei Corp.	18,000	91,212
Astellas Pharma, Inc.	7,900	279,060
Canon, Inc.	4,400	143,207
Central Japan Railway Co.	8	49,154
Chubu Electric Power Co., Inc.	10,000	231,159
Chugai Pharmaceutical Co., Ltd.	3,700	70,495
Chugoku Electric Power Co., Inc.	3,500	73,066
Cosmo Oil Co., Ltd.	21,000	71,169
Daiichi Sankyo Co., Ltd.	12,400	221,883
Dainippon Sumitomo Pharma Co., Ltd.	4,400	38,450
Denso Corp.	2,600	66,278
East Japan Railway Co.	1,326	79,847
Eisai Co., Ltd.	4,300	152,999
Electric Power Development Co., Ltd.	2,600	73,682
FamilyMart Co., Ltd.	2,100	65,819
Fanuc Ltd.	900	71,812
FUJIFILM Holdings Corp.	3,500	110,419
Fujitsu Ltd.	13,000	70,444
Hisamitsu Pharmaceutical Co., Inc.	1,600	49,700
Hitachi Ltd.	18,000	55,750
Hokkaido Electric Power Co., Inc.	3,500	65,536
Hokuriku Electric Power Co.	2,800	64,005
Honda Motor Co., Ltd.	4,200	115,001
HOYA	2,900	58,065
Idemitsu Kosan Co., Ltd.	700	59,851
INPEX Corp.	17	135,409
ITOCHU Corp.	9,000	62,162
Japan Petroleum Exploration Co., Ltd.	1,300	71,728
Japan Tobacco, Inc.	88	274,292
JFE Holdings, Inc.	3,800	126,921
Kansai Electric Power Co., Inc.	11,600	255,990
Kao Corp.	10,000	217,933
KDDI Corp.	79	418,839
Keyence Corp.	300	61,053
Kikkoman Corp.	6,000	60,060
Kirin Holdings Co., Ltd.	17,000	237,324
Kobe Steel Ltd.	47,000	86,857
	Shares	Value ($)

Komatsu Ltd.	5,900	90,549
Kyocera Corp.	1,000	75,014
Kyowa Hakko Kirin Co., Ltd.	8,000	90,226
Kyushu Electric Power Co., Inc.	5,800	124,831
Lawson, Inc.	1,900	83,495
Mediceo Paltac Holdings Co., Ltd.	4,300	49,204
MEIJI Holdings Co., Ltd.*	1,800	72,343
Mitsubishi Chemical Holdings Corp.	16,500	69,607
Mitsubishi Corp.	4,800	88,153
Mitsubishi Electric Corp.	11,000	69,214
Mitsubishi Estate Co., Ltd.	5,000	82,830
Mitsubishi Heavy Industries Ltd.	18,000	74,250
Mitsubishi Tanabe Pharma Corp.	5,000	57,462
Mitsubishi UFJ Financial Group, Inc.	31,200	191,792
Mitsui & Co., Ltd.	7,100	83,641
Mitsui Fudosan Co., Ltd.	6,000	103,949
Mitsui O.S.K. Lines Ltd.	10,000	64,514
Mitsui Sumitomo Insurance Group Holdings, Inc.	2,400	62,585
Mizuho Financial Group, Inc. (a)	36,100	83,961
Murata Manufacturing Co., Ltd.	1,800	76,292
Nidec Corp.	800	48,342
Nintendo Co., Ltd.	400	110,082
Nippon Meat Packers, Inc.	5,000	63,059
Nippon Mining Holdings, Inc.	18,500	95,480
Nippon Oil Corp.	26,000	153,037
Nippon Steel Corp.	34,000	129,668
Nippon Telegraph & Telephone Corp.	13,609	553,722
Nissan Motor Co., Ltd.	11,700	70,636
Nisshin Seifun Group, Inc.	6,000	71,234
Nissin Foods Holdings Co., Ltd.	1,800	54,531
Nitto Denko Corp.	1,900	57,573
Nomura Holdings, Inc.	12,000	100,537
NTT DoCoMo, Inc.	408	595,898
OJI Paper Co., Ltd.	11,000	47,212
Olympus Corp.	5,000	117,493
Ono Pharmaceutical Co., Ltd.	2,000	88,485
Osaka Gas Co., Ltd.	30,000	95,750
Panasonic Corp.	5,600	75,113
Resona Holdings, Inc.	2,600	36,445
Ricoh Co., Ltd.	6,000	76,858
Santen Pharmaceutical Co., Ltd.	2,000	60,829
Sapporo Holdings Ltd.	12,000	68,443
Seven & I Holdings Co., Ltd.	15,400	361,302
Sharp Corp.	5,000	51,588
Shikoku Electric Power Co., Inc.	2,400	71,647
Shin-Etsu Chemical Co., Ltd.	2,400	110,845
Shionogi & Co., Ltd.	5,000	96,589
Shiseido Co., Ltd.	8,000	130,896
Showa Shell Sekiyu KK	7,100	74,838
SOFTBANK Corp.	20,500	398,109
Sony Corp.	3,700	95,580
Sumitomo Chemical Co., Ltd.	14,000	62,753
Sumitomo Corp.	5,300	53,595
Sumitomo Metal Industries Ltd.	26,000	68,666
Sumitomo Metal Mining Co., Ltd.	4,000	56,248
Sumitomo Mitsui Financial Group, Inc.	2,500	101,096
Suzuken Co., Ltd.	1,900	54,940
Taisho Pharmaceutical Co., Ltd.	3,000	56,778
Takeda Pharmaceutical Co., Ltd.	12,800	497,365
Terumo Corp.	2,700	118,855
Tohoku Electric Power Co., Inc.	6,600	137,947
Tokio Marine Holdings, Inc.	3,000	82,394
	Shares	Value ($)

Tokyo Electric Power Co., Inc.	19,100	490,947
Tokyo Electron Ltd.	1,300	62,439
Tokyo Gas Co., Ltd.	31,000	110,826
TonenGeneral Sekiyu KK	8,000	81,300
Toray Industries, Inc.	14,000	71,091
Toshiba Corp.	18,000	64,795
Toyo Suisan Kaisha Ltd.	2,000	41,278
Toyota Motor Corp.	8,200	309,995
Tsumura & Co.	1,500	46,740
Unicharm Corp.	900	68,706
UNY Co., Ltd.	8,800	74,862
Yakult Honsha Co., Ltd.	2,500	47,630
Yamazaki Baking Co., Ltd.	4,000	45,120
(Cost $12,711,664)		13,491,629
Luxembourg 0.4%
ArcelorMittal	6,357	208,775
Millicom International Cellular SA (SDR)*	1,383	78,391
Tenaris SA	3,020	40,827
(Cost $242,175)		327,993
Netherlands 6.6%
AEGON NV	18,419	113,289
Akzo Nobel NV	4,634	203,919
ASML Holding NV	14,817	321,384
Fugro NV (CVA)	811	33,676
Heineken Holding NV	913	29,047
Heineken NV	4,584	170,314
ING Groep NV (CVA)	23,387	235,393
Koninklijke (Royal) KPN NV	70,081	965,422
Koninklijke (Royal) Philips Electronics NV	12,592	232,843
Koninklijke Ahold NV	26,379	303,120
Koninklijke DSM NV	3,338	104,586
Randstad Holding NV*	1,690	46,911
Reed Elsevier NV (a)	74,775	824,641
Royal Dutch Shell PLC "A"	3,199	80,116
Royal Dutch Shell PLC "B"	2,437	61,525
TNT NV	4,989	97,173
Unilever NV (CVA)	33,721	813,813
Wolters Kluwer NV	31,215	546,202
(Cost $4,866,598)		5,183,374
Norway 2.4%
DnB NOR ASA*	44,800	343,011
Norsk Hydro ASA*	44,400	229,081
Orkla ASA	25,600	186,496
Renewable Energy Corp. AS* (a)	8,600	67,243
StatoilHydro ASA	18,700	369,398
Telenor ASA*	56,500	436,171
Yara International ASA	9,650	270,241
(Cost $1,693,593)		1,901,641
Portugal 0.3%
Brisa Auto-Estrades de Portugal SA	5,209	37,496
EDP — Energias de Portugal SA	50,602	198,544
Portugal Telecom, SGPS, SA (Registered)	1,798	17,608
(Cost $229,728)		253,648
Singapore 1.8%
Capitaland Ltd.	20,000	50,796
ComfortDelGro Corp., Ltd.	47,000	41,496
DBS Group Holdings Ltd.	10,000	81,155
Fraser and Neave Ltd.	23,000	61,879
Jardine Cycle & Carriage Ltd.	6,000	79,419
	Shares	Value ($)

Keppel Corp., Ltd.	18,000	85,458
Oversea-Chinese Banking Corp., Ltd.	17,000	78,174
SembCorp Industries Ltd.	19,000	39,500
SembCorp Marine Ltd.	17,000	31,326
Singapore Airlines Ltd.	9,000	82,454
Singapore Exchange Ltd.	7,000	34,199
Singapore Press Holdings Ltd.	96,000	209,009
Singapore Technologies Engineering Ltd.	25,000	42,198
Singapore Telecommunications Ltd.	199,000	410,643
United Overseas Bank Ltd.	9,000	90,914
(Cost $1,158,064)		1,418,620
Spain 3.9%
Abertis Infraestructuras SA	5,893	110,997
Acciona SA	250	30,731
ACS, Actividades de Construccion y Servicios SA	2,895	146,788
Banco Bilbao Vizcaya Argentaria SA	7,910	99,677
Banco Santander SA	17,544	211,721
Cintra Concesiones de Infraestructuras de Transporte SA	6,997	43,514
EDP Renovaveis SA*	5,961	61,146
Enagas	2,258	44,445
Fomento de Construcciones y Contratas SA	1,496	61,445
Gamesa Corp. Tecnologica SA	3,474	65,953
Gas Natural SDG SA	2,049	37,320
Grupo Ferrovial SA	1,664	53,549
Iberdrola Renovables SA*	13,050	59,724
Iberdrola SA (a)	19,642	159,742
Indra Sistemas SA	3,102	67,205
Industria de Diseno Textil SA	6,223	299,061
Red Electrica Corporacion SA	1,144	51,759
Repsol YPF SA	22,823	511,798
Telefonica SA	40,915	927,747
Zardoya Otis SA	3,050	63,749
(Cost $2,591,868)		3,108,071
Sweden 3.7%
AB SKF "B"	4,482	55,400
Atlas Copco AB "A"	5,936	59,523
Electrolux AB "B"*	4,895	68,615
Hennes & Mauritz AB "B"	6,426	321,246
Holmen AB "B"	2,160	47,189
Husqvarna AB "B"*	7,799	42,826
Investor AB "B"	3,621	56,008
Nordea Bank AB	26,797	212,617
Sandvik AB	8,730	65,046
Skandinaviska Enskilda Banken AB "A"*	12,179	53,531
SSAB AB "A"	8,814	102,609
SSAB AB "B"	4,185	45,055
Svenska Cellulosa AB "B"	23,091	242,995
Svenska Handelsbanken AB "A"	4,099	77,455
Swedish Match AB	686	11,151
Tele2 AB "B"	6,376	64,586
Telefonaktiebolaget LM Ericsson "B"	117,090	1,145,287
TeliaSonera AB	34,920	183,687
Volvo AB "B"	8,978	55,634
(Cost $2,643,729)		2,910,460
Switzerland 7.4%
ABB Ltd. (Registered)*	10,782	169,714
Actelion Ltd. (Registered)*	1,036	54,327
	Shares	Value ($)

Adecco SA (Registered)	824	34,411
Aryzta AG*	1,064	34,225
Compagnie Financiere Richemont SA "A"	9,395	195,752
Credit Suisse Group AG (Registered)	2,818	128,641
Geberit AG (Registered)*	332	40,918
Givaudan SA (Registered)*	102	62,483
Holcim Ltd. (Registered)	2,125	121,046
Julius Baer Holding AG (Registered)	869	33,882
Lonza Group AG (Registered)	466	46,281
Nestle SA (Registered)	37,335	1,409,066
Nobel Biocare Holding AG (Registered)	1,356	29,726
Novartis AG (Registered)	17,372	705,798
Roche Holding AG (Genusschein)	6,313	858,876
SGS SA (Registered)*	43	53,396
Sonova Holding AG (Registered)*	458	37,273
STMicroelectronics NV	11,759	88,214
Swatch Group AG	635	102,109
Swatch Group AG (Registered)	1,256	41,183
Swiss Re (Registered)	1,091	36,096
Swisscom AG (Registered)	3,207	985,032
Syngenta AG (Registered)	1,097	254,739
Synthes, Inc.	531	51,401
UBS AG (Registered)*	7,534	92,176
Xstrata PLC	5,096	56,203
Zurich Financial Services AG	398	70,450
(Cost $5,157,010)		5,793,418
United Kingdom 7.9%
Anglo American PLC	3,853	112,433
AstraZeneca PLC	16,446	724,239
Autonomy Corp. PLC*	11,080	262,537
BAE Systems PLC	22,809	127,321
Barclays PLC	11,766	54,803
BG Group PLC	3,589	60,302
BHP Billiton PLC	5,353	120,914
BP PLC	22,383	177,120
British American Tobacco PLC	3,477	96,053
British Sky Broadcasting Group PLC	6,799	51,004
BT Group PLC	67,217	112,528
Cable & Wireless	24,059	52,802
Cadbury PLC	4,148	35,434
Capita Group PLC	5,549	65,418
Centrica PLC	34,012	124,984
Compass Group PLC	11,814	66,572
Diageo PLC	5,373	77,161
Drax Group PLC	3,469	25,109
GlaxoSmithKline PLC	57,642	1,015,050
HSBC Holdings PLC	20,151	167,286
Imperial Tobacco Group PLC	2,341	60,888
International Power PLC	14,339	56,297
Kingfisher PLC	14,696	43,082
Marks & Spencer Group PLC	8,450	42,648
National Grid PLC	15,891	143,322
Next PLC	1,325	32,110
Pearson PLC	7,145	71,768
Reckitt Benckiser Group PLC	836	38,100
Reed Elsevier PLC	9,798	73,057
Rio Tinto PLC	2,396	83,412
Rolls-Royce Group PLC*	15,284	91,132
SABMiller PLC	2,538	51,667
Scottish & Southern Energy PLC	6,560	123,161
Severn Trent PLC	3,170	57,177
Shire PLC	6,752	93,125
	Shares	Value ($)

Smith & Nephew PLC	10,523	78,015
Smiths Group PLC	3,914	45,296
Standard Chartered PLC	3,333	62,776
Tesco PLC	17,554	102,316
The Sage Group PLC	81,157	238,346
Thomson Reuters PLC	1,158	33,042
Unilever PLC	2,292	53,784
United Utilities Group PLC	8,616	70,570
Vodafone Group PLC	428,850	828,955
William Morrison Supermarkets PLC	8,072	31,453
Wolseley PLC*	2,367	45,251
WPP PLC	9,498	63,172
(Cost $5,608,484)		6,242,992
Total Common Stocks (Cost $67,425,393)		73,164,737

Preferred Stocks 0.6%
Germany
Fresenius SE	632	34,152
Henkel AG & Co. KGaA	12,356	386,057
Volkswagen AG	513	35,894
Total Preferred Stocks (Cost $429,423)		456,103

Rights 0.0%
Italy 0.0%
UBI Banca-Unione di Banche Italiane ScpA, Expiration Date 7/3/2009* (Cost $724)	3,919	268
Norway 0.0%
Renewable Energy Corp. AS, Expiration Date 7/13/2009* (Cost $10,806)	2,965	10,605
Total Rights (Cost $11,530)		10,873

Warrants 0.0%
Italy
UBI Banca-Unione di Banche Italiane ScpA, Expiration Date 6/30/2011* (Cost $0)	4,982	6,625

Exchange-Traded Fund 2.9%
Vanguard Emerging Markets (Cost $2,043,432)	72,300	2,300,586
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.3%
US Treasury Obligation
US Treasury Bill, 0.16%**, 9/17/2009 (b) (Cost $221,924)	222,000	221,913
	Shares	Value ($)

Securities Lending Collateral 3.8%
Daily Assets Fund Institutional, 0.48% (c) (d) (Cost $2,990,217)	2,990,217	2,990,217

Cash Equivalents 2.4%
Cash Management QP Trust, 0.27% (c) (Cost $1,892,707)	1,892,707	1,892,707
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $75,014,626)+	102.9	81,043,761
Other Assets and Liabilities, Net	(2.9)	(2,314,120)
Net Assets	100.0	78,729,641
* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $75,809,000. At June 30, 2009, net unrealized appreciation for all securities based on tax cost was $5,234,761. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,056,341 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,821,580.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2009 amounted to $2,814,665, which is 3.6% of net assets.
(b) At June 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

CVA: Certificaten Van Aandelen

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

At June 30, 2009, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)
ASX SPI 200 Index	9/17/2009	3	238,302	235,757	(2,545)
DJ Euro Stoxx 50 Index	9/18/2009	33	1,113,371	1,110,130	(3,241)
FTSE 100 Index	9/18/2009	2	140,813	138,789	(2,024)
Nikkei 225 Index	9/10/2009	7	348,454	348,075	(379)
S&P TSE 60 Index	9/17/2009	1	109,741	107,828	(1,913)
Total net unrealized depreciation					(10,102)

For information on the Portfolio's policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stock and/or Other Equity Investments (e)
Australia	$ —	$ $4,529,269	$ —	$ 4,529,269
Austria	—	870,374	—	870,374
Belgium	—	2,147,067	—	2,147,067
Bermuda	—	63,223	—	63,223
Canada	3,894,910	—	—	3,894,910
Cyprus	—	47,197	—	47,197
Denmark	—	3,132,486	—	3,132,486
Finland	—	1,951,631	—	1,951,631
France	—	6,030,377	—	6,030,377
Germany	—	4,483,464	—	4,483,464
Greece	—	676,266	—	676,266
Hong Kong	—	1,870,458	—	1,870,458
Ireland	—	488,026	—	488,026
Italy	—	2,804,514	6,625	2,811,139
Japan	—	13,491,629	—	13,491,629
Luxembourg	—	327,993	—	327,993
Netherlands	—	5,183,374	—	5,183,374
Norway	—	1,912,246	—	1,912,246
Portugal	—	253,648	—	253,648
Singapore	—	1,418,620	—	1,418,620
Spain	—	3,108,071	—	3,108,071
Sweden	—	2,910,460	—	2,910,460
Switzerland	—	5,793,418	—	5,793,418
United Kingdom	—	6,242,992	—	6,242,992
Exchange-Traded Fund	2,300,586	—	—	2,300,586
Short-Term Investments (e)	2,990,217	2,114,620	—	5,104,837
Total	$ 9,185,713	$ 71,851,423	$ 6,625	$ 81,043,761
Liabilities
Derivatives (f)	$ (10,102)	$ —	$ —	$ (10,102)
Total	$ (10,102)	$ —	$ —	$ (10,102)
(e) See Investment Portfolio for additional detailed categorizations.
(f) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining value:

Common Stock and/or Other Equity Investments
Level 3 Reconciliation	Italy
Balance as of December 31, 2008	$ —
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	6,625
Amortization premium/discount	—
Net purchase (sales)	0
Net transfers in (out) of Level 3	—
Balance as of June 30, 2009	$ 6,625
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2009	$ 6,625

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $70,131,702) — including $2,814,665 of securities loaned	$ 76,160,837
Investment in Daily Assets Fund Institutional (cost $2,990,217)*	2,990,217
Investment in Cash Management QP Trust (cost $1,892,707)	1,892,707
Total investments, at value (cost $75,014,626)	81,043,761
Cash	78
Foreign currency, at value (cost $765,986)	772,294
Dividends receivable	130,580
Interest receivable	7,706
Foreign taxes recoverable	141,635
Receivable for variation margin on open futures contracts	4,982
Other assets	1,837
Total assets	82,102,873
Liabilities
Payable upon return of securities loaned	2,990,217
Payable for Portfolio shares redeemed	174,077
Accrued management fee	53,532
Other accrued expenses and payables	155,406
Total liabilities	3,373,232
Net assets, at value	$ 78,729,641
Net Assets Consist of
Undistributed net investment income	1,043,461
Net unrealized appreciation (depreciation) on: Investments	6,029,135
Futures	(10,102)
Foreign currency	25,792
Accumulated net realized gain (loss)	(76,166,398)
Paid-in capital	147,807,753
Net assets, at value	$ 78,729,641
Class A Net Asset Value, offering and redemption price per share ($78,729,641 ÷ 12,920,437 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 6.09
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $196,187)	$ 1,381,056
Interest	202
Interest — Cash Management QP Trust	5,465
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	94,934
Total Income	1,481,657
Expenses: Management fee	246,680
Administration fee	37,951
Custodian fee	5,122
Distribution service fee (Class B)	40
Services to shareholders	1,060
Trustees' fees and expenses	1,775
Reports to shareholders	37,835
Legal fees	8,511
Audit and tax fees	32,086
Other	12,043
Total expenses before expense reductions	383,103
Expense reductions	(15)
Total expenses after expense reductions	383,088
Net investment income (loss)	1,098,569
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(27,415,806)
Futures	(29,084)
Foreign currency	114,129
(27,330,761)
Change in net unrealized appreciation (depreciation) on: Investments	29,093,643
Futures	(10,102)
Foreign currency	12,385
29,095,926
Net gain (loss)	1,765,165
Net increase (decrease) in net assets resulting from operations	$ 2,863,734

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income (loss)	$ 1,098,569	$ 5,450,847
Net realized gain (loss)	(27,330,761)	(48,305,362)
Change in net unrealized appreciation (depreciation)	29,095,926	(62,637,125)
Net increase (decrease) in net assets resulting from operations	2,863,734	(105,491,640)
Distributions to shareholders from: Net investment income: Class A	(5,187,036)	(1,777,801)
Class B	—	(65,124)
Net realized gains: Class A	—	(55,032,003)
Class B	—	(3,550,840)
Total distributions	(5,187,036)	(60,425,768)
Portfolio share transactions: Class A Proceeds from shares sold	530,295	11,757,062
Reinvestment of distributions	5,187,036	56,809,804
Cost of shares redeemed	(15,313,166)	(52,019,794)
Shares converted*	72,862	—
Net increase (decrease) in net assets from Class A share transactions	(9,522,973)	16,547,072
Class B Proceeds from shares sold	—	830,161
Reinvestment of distributions	—	3,615,964
Cost of shares redeemed	(294)	(15,396,520)
Shares converted*	(72,862)	—
Net increase (decrease) in net assets from Class B share transactions	(73,156)	(10,950,395)
Increase (decrease) in net assets	(11,919,431)	(160,320,731)
Net assets at beginning of period	90,649,072	250,969,803
Net assets at end of period (including undistributed net investment income of $1,043,461 and $5,131,928, respectively)	$ 78,729,641	$ 90,649,072
Other Information
Class A Shares outstanding at beginning of period	14,554,587	14,064,172
Shares sold	93,442	1,040,380
Shares issued to shareholders in reinvestment of distributions	1,027,136	5,131,870
Shares redeemed	(2,770,297)	(5,681,835)
Shares converted*	15,569	—
Net increase (decrease) in Class A shares	(1,634,150)	490,415
Shares outstanding at end of period	12,920,437	14,554,587
Class B Shares outstanding at beginning of period	15,672	912,661
Shares sold	—	60,348
Shares issued to shareholders in reinvestment of distributions	—	326,645
Shares redeemed	(53)	(1,283,982)
Shares converted*	(15,619)	—
Net increase (decrease) in Class B shares	(15,672)	(896,989)
Shares outstanding at end of period	—	15,672
* On March 6, 2009, Class B shares converted into Class A shares.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 6.22	$ 16.76	$ 16.31	$ 13.25	$ 11.91	$ 10.18
Income (loss) from investment operations: Net investment income[b]	.08	.33[e]	.25	.24[c]	.20	.17
Net realized and unrealized gain (loss)	.19	(6.67)	2.24	3.11	1.48	1.67
Total from investment operations	.27	(6.34)	2.49	3.35	1.68	1.84
Less distributions from: Net investment income	(.40)	(.13)	(.46)	(.29)	(.34)	(.11)
Net realized gains	—	(4.07)	(1.58)	—	—	—
Total distributions	(.40)	(4.20)	(2.04)	(.29)	(.34)	(.11)
Net asset value, end of period	$ 6.09	$ 6.22	$ 16.76	$ 16.31	$ 13.25	$ 11.91
Total Return (%)	5.74**	(48.81)[d,f]	16.71	25.56	14.51	18.25
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	79	91	236	223	196	184
Ratio of expenses before expense reductions (%)	1.01*	1.02	.93	.88	.87	.89
Ratio of expenses after expense reductions (%)	1.01*	1.01	.93	.88	.87	.89
Ratio of net investment income (%)	2.90*	3.04[e]	1.53	1.65[c]	1.59	1.58
Portfolio turnover rate (%)	138**	132	117	122	93	88
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Net investment income per share and the ratio of net investment income without non-recurring dividend income amounting to $0.20 per share and 1.39% of average daily net assets, respectively.
[d] Total return would have been lower had certain expenses not been reimbursed.
[e] Net investment income per share and ratio of net investment income include non-recurring dividend income amounting to $0.16 per share and 1.49% of average daily net assets, respectively.
[f] Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as the result of certain operation errors during the period. Excluding this reimbursement, total return would have been 0.14% lower.
* Annualized
** Not annualized

Performance Summary June 30, 2009

DWS Dreman Small Mid Cap Value VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying Portfolio, their performance will differ.

The total annual Portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 are .79% and 1.15% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

Risk Considerations

This Portfolio is subject to stock market risk. Stocks of small and medium-sized companies involve greater risk than securities of larger, more-established companies, as they often have limited product lines, markets or financial resources and may be exposed to more erratic and abrupt market movements. Small and mid-cap company stocks tend to experience steeper price fluctuations — down as well as up — than stocks of larger companies. Small and mid-cap company stocks are typically less liquid than large company stocks. The Portfolio may focus its investments on certain economic sectors, thereby increasing its vulnerability to any single economic, political, or regulatory development. This may result in greater share price volatility. Please read this Portfolio's prospectus for specific details regarding this product's investments and risk profile.

Portfolio returns shown for the 1-year, 3-year, 5-year and 10-year periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Dreman Small Mid Cap Value VIP
[] DWS Dreman Small Mid Cap Value VIP — Class A [] Russell 2500™ Value Index

The Russell 2500™ Value Index is an unmanaged Index of those securities in the Russell 3000® Index with a lower price-to-book and lower forecasted growth values.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Dreman Small Mid Cap Value VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,128	$7,451	$7,691	$10,946	$18,056
	Average annual total return	1.28%	-25.49%	-8.38%	1.82%	6.09%
Russell 2500 Value Index	Growth of $10,000	$9,938	$7,376	$6,996	$9,245	$16,242
	Average annual total return	-.62%	-26.24%	-11.23%	-1.56%	4.97%
DWS Dreman Small Mid Cap Value VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$10,118	$7,427	$7,608	$10,750	$14,084
	Average annual total return	1.18%	-25.73%	-8.71%	1.46%	5.02%
Russell 2500 Value Index	Growth of $10,000	$9,938	$7,376	$6,996	$9,245	$12,306
	Average annual total return	-.62%	-26.24%	-11.23%	-1.56%	3.01%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS Dreman Small Mid Cap Value VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,012.80	$ 1,011.80
Expenses Paid per $1,000*	$ 4.14	$ 5.89
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,020.68	$ 1,018.94
Expenses Paid per $1,000*	$ 4.16	$ 5.91
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS Dreman Small Mid Cap Value VIP	.83%	1.18%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS Dreman Small Mid Cap Value VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/09	12/31/08

Common Stocks	98%	99%
Cash Equivalents	2%	1%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/09	12/31/08

Financials	18%	22%
Industrials	15%	23%
Information Technology	13%	9%
Consumer Discretionary	12%	6%
Health Care	12%	11%
Consumer Staples	9%	12%
Energy	7%	6%
Utilities	7%	5%
Materials	6%	4%
Telecommunications Services	1%	2%
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 98. A complete list of portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2009 (Unaudited)

DWS Dreman Small Mid Cap Value VIP

	Shares	Value ($)

Common Stocks 97.8%
Consumer Discretionary 12.1%
Auto Components 1.1%
Autoliv, Inc. (a)	80,500	2,315,985
Diversified Consumer Services 1.7%
Regis Corp.	208,550	3,630,856
Hotels Restaurants & Leisure 2.6%
Brinker International, Inc.	155,700	2,651,571
International Speedway Corp. "A"	116,300	2,978,443
		5,630,014
Household Durables 1.4%
Garmin Ltd. (a)	130,700	3,113,274
Leisure Equipment & Products 1.8%
Mattel, Inc.	239,800	3,848,790
Media 1.2%
CBS Corp. "B"	386,600	2,675,272
Specialty Retail 1.1%
The Men's Wearhouse, Inc. (a)	131,550	2,523,129
Textiles, Apparel & Luxury Goods 1.2%
Hanesbrands, Inc.* (a)	178,100	2,673,281
Consumer Staples 9.0%
Food & Staples Retailing 1.4%
Ruddick Corp. (a)	133,350	3,124,391
Food Products 5.7%
Del Monte Foods Co.	376,275	3,529,459
Ralcorp Holdings, Inc.*	47,400	2,887,608
Sanderson Farms, Inc. (a)	60,600	2,727,000
The J.M. Smucker Co.	69,800	3,396,468
		12,540,535
Tobacco 1.9%
Vector Group Ltd. (a)	281,660	4,024,921
Energy 7.0%
Energy Equipment & Services 3.7%
Atwood Oceanics, Inc.* (a)	106,925	2,663,502
Superior Energy Services, Inc.*	166,450	2,874,591
Tidewater, Inc.	60,900	2,610,783
		8,148,876
Oil, Gas & Consumable Fuels 3.3%
Arch Coal, Inc. (a)	136,000	2,090,320
Forest Oil Corp.*	143,200	2,136,544
Newfield Exploration Co.*	93,100	3,041,577
		7,268,441
Financials 17.1%
Capital Markets 2.3%
Ameriprise Financial, Inc.	103,800	2,519,226
Raymond James Financial, Inc. (a)	152,100	2,617,641
		5,136,867
Commercial Banks 2.9%
Bank of Hawaii Corp. (a)	66,200	2,371,946
BOK Financial Corp. (a)	69,800	2,629,366
National Penn Bancshares, Inc. (a)	273,800	1,262,218
		6,263,530
Insurance 7.5%
Arch Capital Group Ltd.*	41,200	2,413,496
Argo Group International Holdings Ltd.*	81,188	2,291,125
	Shares	Value ($)

Endurance Specialty Holdings Ltd.	85,950	2,518,335
Hanover Insurance Group, Inc.	95,800	3,650,938
HCC Insurance Holdings, Inc.	85,950	2,063,660
IPC Holdings Ltd.	6,229	170,301
Platinum Underwriters Holdings Ltd.	81,450	2,328,655
Willis Group Holdings Ltd.	39,659	1,020,426
		16,456,936
Real Estate Investment Trusts 4.4%
Alexandria Real Estate Equities, Inc. (REIT) (a)	46,500	1,664,235
Hospitality Properties Trust (REIT) (a)	166,500	1,979,685
MFA Financial, Inc. (REIT)	451,000	3,120,920
Ventas, Inc. (REIT) (a)	96,700	2,887,462
		9,652,302
Health Care 11.6%
Health Care Equipment & Supplies 2.5%
Inverness Medical Innovations, Inc.* (a)	84,100	2,992,278
Teleflex, Inc.	53,700	2,407,371
		5,399,649
Health Care Providers & Services 7.6%
Amedisys, Inc.* (a)	85,000	2,806,700
AmSurg Corp.*	174,500	3,741,280
Healthspring, Inc.*	260,400	2,827,944
LifePoint Hospitals, Inc.* (a)	119,000	3,123,750
Lincare Holdings, Inc.* (a)	179,900	4,231,248
		16,730,922
Life Sciences Tools & Services 1.5%
Mettler-Toledo International, Inc.*	43,000	3,317,450
Industrials 14.5%
Aerospace & Defense 1.2%
Alliant Techsystems, Inc.* (a)	31,300	2,577,868
Commercial Services & Supplies 1.6%
The Brink's Co.	118,100	3,428,443
Construction & Engineering 2.5%
Fluor Corp.	51,900	2,661,951
URS Corp.*	57,300	2,837,496
		5,499,447
Electrical Equipment 2.5%
General Cable Corp.* (a)	75,200	2,826,016
Hubbell, Inc. "B"	80,500	2,580,830
		5,406,846
Industrial Conglomerates 1.4%
McDermott International, Inc.*	157,500	3,198,825
Machinery 2.9%
Crane Co.	112,800	2,516,568
Joy Global, Inc. (a)	107,400	3,836,328
		6,352,896
Road & Rail 2.4%
Genesee & Wyoming, Inc. "A"* (a)	102,000	2,704,020
Ryder System, Inc. (a)	95,775	2,674,038
		5,378,058
Information Technology 12.3%
Communications Equipment 3.2%
Arris Group, Inc.*	291,700	3,547,072
CommScope, Inc.* (a)	130,700	3,432,182
		6,979,254
	Shares	Value ($)

Electronic Equipment, Instruments & Components 4.3%
Anixter International, Inc.* (a)	93,100	3,499,629
Arrow Electronics, Inc.*	142,300	3,022,452
Jabil Circuit, Inc.	389,800	2,892,316
		9,414,397
IT Services 2.4%
Alliance Data Systems Corp.* (a)	64,400	2,652,636
Amdocs Ltd.*	121,700	2,610,465
		5,263,101
Semiconductors & Semiconductor Equipment 1.2%
Microsemi Corp.*	186,100	2,568,180
Software 1.2%
Jack Henry & Associates, Inc.	128,850	2,673,637
Materials 6.1%
Chemicals 2.5%
CF Industries Holdings, Inc.	31,300	2,320,582
Lubrizol Corp.	66,200	3,131,922
		5,452,504
Containers & Packaging 1.2%
Owens-Illinois, Inc.*	94,900	2,658,149
Metals & Mining 2.4%
Coeur d'Alene Mines Corp.* (a)	196,900	2,421,870
Reliance Steel & Aluminum Co. (a)	73,400	2,817,826
		5,239,696
Telecommunication Services 1.3%
Diversified Telecommunication Services
Windstream Corp.	327,500	2,737,900
	Shares	Value ($)

Utilities 6.8%
Electric Utilities 3.0%
ALLETE, Inc. (a)	95,750	2,752,813
IDACORP, Inc.	148,550	3,883,097
		6,635,910
Gas Utilities 1.3%
ONEOK, Inc.	96,700	2,851,683
Multi-Utilities 2.5%
Ameren Corp.	120,100	2,989,289
Integrys Energy Group, Inc. (a)	77,900	2,336,221
		5,325,510
Total Common Stocks (Cost $234,576,692)		214,117,725

Securities Lending Collateral 28.4%
Daily Assets Fund Institutional, 0.48% (b) (c) (Cost $62,258,394)	62,258,394	62,258,394

Cash Equivalents 2.4%
Cash Management QP Trust, 0.27% (b) (Cost $5,357,114)	5,357,114	5,357,114
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $302,192,200)+	128.6	281,733,233
Other Assets and Liabilities, Net	(28.6)	(62,703,991)
Net Assets	100.0	219,029,242
* Non-income producing security.
+ The cost for federal income tax purposes was $303,917,174. At June 30, 2009, net unrealized depreciation for all securities based on tax cost was $22,183,941. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,653,482 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $42,837,423.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2009 amounted to $60,563,629, which is 27.7% of net assets.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

REIT: Real Estate Investment Trust

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stock and/or Other Equity Investments (d)	$ 214,117,725	$ —	$ —	$ 214,117,725
Short-Term Investments (d)	62,258,394	5,357,114	—	67,615,508
Total	$ 276,376,119	$ 5,357,114	$ —	$ 281,733,233
(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $234,576,692 — including $60,563,629 of securities loaned)	$ 214,117,725
Investment in Daily Assets Fund Institutional (cost $62,258,394)*	62,258,394
Investment in Cash Management QP Trust (cost $5,357,114)	5,357,114
Total investments, at value (cost $302,192,200)	281,733,233
Cash	22,299
Receivable for investments sold	529,956
Dividends receivable	207,345
Interest receivable	16,973
Receivable for Portfolio shares sold	154,807
Total assets	282,664,613
Liabilities
Payable upon return of securities loaned	62,258,394
Payable for Portfolio shares redeemed	1,074,852
Accrued management fee	133,623
Accrued expenses and payables	168,502
Total liabilities	63,635,371
Net assets, at value	$ 219,029,242
Net Assets Consist of:
Undistributed net investment income	1,267,241
Net unrealized appreciation (depreciation) on investments	(20,458,967)
Accumulated net realized gain (loss)	(129,101,483)
Paid-in capital	367,322,451
Net assets, at value	$ 219,029,242
Class A Net Asset Value, offering and redemption price per share ($197,059,537 ÷ 25,132,403 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 7.84
Class B Net Asset Value, offering and redemption price per share ($21,969,705 ÷ 2,798,750 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 7.85
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Income: Dividends	$ 2,055,072
Interest — Cash Management QP Trust	20,877
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	222,343
Total Income	2,298,292
Expenses: Management fee	683,833
Administration fee	105,207
Custodian fee	9,183
Distribution service fee (Class B)	26,631
Record keeping fees (Class B)	10,537
Services to shareholders	3,903
Professional fees	34,750
Trustees' fees and expenses	3,951
Reports to shareholders	18,382
Other	16,504
Total expenses	912,881
Net investment income (loss)	1,385,411
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(64,824,618)
Payments by affiliates (see Note I)	9,887
(64,814,731)
Change in net unrealized appreciation (depreciation) on: Investments	63,053,844
Foreign currency	320
63,054,164
Net gain (loss)	(1,760,567)
Net increase (decrease) in net assets resulting from operations	$ (375,156)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income (loss)	$ 1,385,411	$ 4,294,923
Net realized gain (loss)	(64,814,731)	(64,286,752)
Change in net unrealized appreciation (depreciation)	63,054,164	(96,935,623)
Net increase (decrease) in net assets resulting from operations	(375,156)	(156,927,452)
Distributions to shareholders from: Net investment income: Class A	(4,046,857)	(6,363,604)
Class B	(395,321)	(427,114)
Distributions to shareholders from: Net realized gains: Class A	—	(155,713,279)
Class B	—	(13,714,537)
Total distributions	(4,442,178)	(176,218,534)
Portfolio share transactions: Class A Proceeds from shares sold	12,896,034	37,425,632
Reinvestment of distributions	4,046,857	162,076,883
Cost of shares redeemed	(38,789,955)	(139,030,105)
Net increase (decrease) in net assets from Class A share transactions	(21,847,064)	60,472,410
Class B Proceeds from shares sold	1,330,670	14,371,044
Reinvestment of distributions	395,321	14,141,651
Cost of shares redeemed	(3,792,439)	(9,977,946)
Net increase (decrease) in net assets from Class B share transactions	(2,066,448)	18,534,749
Increase (decrease) in net assets	(28,730,846)	(254,138,827)
Net assets at beginning of period	247,760,088	501,898,915
Net assets at end of period (including undistributed net investment income of $1,267,241 and $4,324,008, respectively)	$ 219,029,242	$ 247,760,088
Other Information
Class A Shares outstanding at beginning of period	28,178,465	23,283,418
Shares sold	1,763,695	3,355,802
Shares issued to shareholders in reinvestment of distributions	624,515	15,105,022
Shares redeemed	(5,434,272)	(13,565,777)
Net increase (decrease) in Class A shares	(3,046,062)	4,895,047
Shares outstanding at end of period	25,132,403	28,178,465
Class B Shares outstanding at beginning of period	3,073,371	1,669,556
Shares sold	185,991	1,078,541
Shares issued to shareholders in reinvestment of distributions	60,912	1,315,502
Shares redeemed	(521,524)	(990,228)
Net increase (decrease) in Class B shares	(274,621)	1,403,815
Shares outstanding at end of period	2,798,750	3,073,371

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 7.93	$ 20.12	$ 22.93	$ 19.98	$ 20.05	$ 16.06
Income (loss) from investment operations: Net investment income (loss)[b]	.05	.13	.18	.15	.19	.17
Net realized and unrealized gain (loss)	.02[c]	(4.92)	.54	4.69	1.67	3.98
Total from investment operations	.07	(4.79)	.72	4.84	1.86	4.15
Less distributions from: Net investment income	(.16)	(.29)	(.23)	(.18)	(.15)	(.16)
Net realized gains	—	(7.11)	(3.30)	(1.71)	(1.78)	—
Total distributions	(.16)	(7.40)	(3.53)	(1.89)	(1.93)	(.16)
Net asset value, end of period	$ 7.84	$ 7.93	$ 20.12	$ 22.93	$ 19.98	$ 20.05
Total Return (%)	1.28**	(33.42)[d]	3.06	25.06	10.25	26.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	197	223	468	562	493	467
Ratio of expenses before expense reductions (%)	.83*	.83	.78	.79	.79	.79
Ratio of expenses after expense reductions (%)	.83*	.82	.78	.79	.79	.79
Ratio of net investment income (%)	1.35*	1.13	.85	.71	.96	.96
Portfolio turnover rate (%)	43**	49	110	52	61	73
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] The amount of net realized and unrealized gain shown for a share outstanding for the period ended June 30, 2009 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values on the investments on the Portfolio.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Class B Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 7.92	$ 20.08	$ 22.88	$ 19.93	$ 20.01	$ 16.03
Income (loss) from investment operations: Net investment income (loss)[b]	.04	.09	.10	.07	.11	.10
Net realized and unrealized gain (loss)	.03[c]	(4.92)	.54	4.67	1.66	3.97
Total from investment operations	.07	(4.83)	.64	4.74	1.77	4.07
Less distributions from: Net investment income	(.14)	(.22)	(.14)	(.08)	(.07)	(.09)
Net realized gains	—	(7.11)	(3.30)	(1.71)	(1.78)	—
Total distributions	(.14)	(7.33)	(3.44)	(1.79)	(1.85)	(.09)
Net asset value, end of period	$ 7.85	$ 7.92	$ 20.08	$ 22.88	$ 19.93	$ 20.01
Total Return (%)	1.18**	(33.67)[d]	2.67	24.59	9.78	25.52
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	22	24	34	90	83	71
Ratio of expenses before expense reductions (%)	1.18*	1.18	1.16	1.17	1.19	1.16
Ratio of expenses after expense reductions (%)	1.18*	1.17	1.16	1.17	1.19	1.16
Ratio of net investment income (%)	1.00*	.78	.47	.33	.56	.59
Portfolio turnover rate (%)	43**	49	110	52	61	73
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] The amount of net realized and unrealized gain shown for a share outstanding for the period ended June 30, 2009 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values on the investments on the Portfolio.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Performance Summary June 30, 2009

DWS Global Thematic VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying Portfolio, their performance will differ.

The total annual Portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 are 1.42% and 1.77% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

Risk Considerations

This Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Additionally, investing in foreign securities presents certain risks, such as currency fluctuation, political and economic changes and market risks. This may result in greater share price volatility. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Portfolio returns shown for all periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Global Thematic VIP
[] DWS Global Thematic VIP — Class A [] MSCI World Index

The Morgan Stanley Capital International (MSCI) World Index is an unmanaged, capitalization-weighted measure of global stock markets including the US, Canada, Europe, Australia and the Far East. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Global Thematic VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,555	$6,865	$7,530	$11,743	$12,114
	Average annual total return	15.55%	-31.35%	-9.02%	3.27%	1.94%
MSCI World Index	Growth of $10,000	$10,635	$7,050	$7,783	$10,016	$9,192
	Average annual total return	6.35%	-29.50%	-8.02%	.03%	-.84%
DWS Global Thematic VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$11,528	$6,840	$7,449	$11,530	$13,368
	Average annual total return	15.28%	-31.60%	-9.35%	2.89%	4.24%
MSCI World Index	Growth of $10,000	$10,635	$7,050	$7,783	$10,016	$12,125
	Average annual total return	6.35%	-29.50%	-8.02%	.03%	2.79%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS Global Thematic VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,155.50	$ 1,152.80
Expenses Paid per $1,000*	$ 5.67	$ 7.53
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,019.54	$ 1,017.80
Expenses Paid per $1,000*	$ 5.31	$ 7.05
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS Global Thematic VIP	1.06%	1.41%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS Global Thematic VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/09	12/31/08

Common Stocks	93%	95%
Participatory Notes	3%	1%
Cash Equivalents	2%	1%
Exchange-Traded Funds	2%	2%
Preferred Stocks	—	1%
	100%	100%
Sector Diversification (As a % of Investment Portfolio excluding Exchange-Traded Funds, Cash Equivalents and Securities Lending Collateral)	6/30/09	12/31/08

Financials	19%	16%
Health Care	15%	18%
Consumer Staples	14%	13%
Industrials	11%	16%
Energy	11%	11%
Telecommunication Services	8%	5%
Consumer Discretionary	8%	8%
Materials	6%	7%
Information Technology	6%	6%
Utilities	2%	—
	100%	100%
Geographical Diversification (As a % of Investment Portfolio excluding Participatory Notes, Cash Equivalents and Securities Lending Collateral)	6/30/09	12/31/08

United States	42%	40%
Continental Europe	23%	24%
Asia (excluding Japan)	10%	11%
United Kingdom	8%	5%
Japan	6%	5%
Latin America	5%	9%
Middle East	1%	2%
Bermuda	1%	1%
Canada	1%	2%
Africa	1%	—
Other	2%	1%
	100%	100%

Asset allocation, sector and geographical diversifications are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 109. A complete list of portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2009 (Unaudited)

DWS Global Thematic VIP

	Shares	Value ($)

Common Stocks 94.7%
Australia 2.3%
IOOF Holdings Ltd.	92,575	309,801
Newcrest Mining Ltd.	9,700	237,690
Telstra Corp., Ltd.	303,500	828,120
(Cost $1,555,322)		1,375,611
Austria 0.4%
Flughafen Wien AG	6,300	255,818
Raiffeisen International Bank-Holding AG	208	7,223
(Cost $610,599)		263,041
Belgium 1.1%
Anheuser-Busch InBev NV (Cost $540,277)	18,434	667,358
Bermuda 1.1%
Lazard Ltd. "A" (Cost $635,311)	23,600	635,312
Brazil 3.6%
All America Latina Logistica (Units)	53,200	327,698
Cia Brasileira de Meios de Pagamento*	54,300	466,933
Santos Brasil Participacoes SA (Units)	138,800	779,178
SLC Agricola SA	65,800	621,230
(Cost $2,872,114)		2,195,039
Canada 0.8%
Goldcorp, Inc.	5,300	184,223
Viterra, Inc.*	36,600	317,809
(Cost $636,067)		502,032
China 2.1%
Bawang International*	40,000	12,284
Industrial & Commercial Bank of China Ltd. "H"	1,400,000	974,058
SINA Corp.*	9,900	291,852
(Cost $1,051,256)		1,278,194
Finland 0.4%
Sampo Oyj "A" (Cost $196,988)	12,400	233,993
France 0.7%
BNP Paribas	245	15,899
Total SA	7,992	432,864
(Cost $424,647)		448,763
Germany 8.4%
Allianz SE (Registered)	6,616	611,793
Daimler AG (Registered)	12,500	452,274
Deutsche Lufthansa AG (Registered)	48,400	608,407
Deutsche Post AG (Registered)	41,500	542,416
Deutsche Telekom AG (Registered)	71,500	845,026
E.ON AG	27,800	986,743
Fresenius Medical Care AG & Co. KGaA	16,900	754,221
Siemens AG (Registered)	4,100	283,844
(Cost $4,894,234)		5,084,724
Hong Kong 2.7%
China Mobile Ltd.	41,000	411,122
China Mobile Ltd. (ADR)	8,200	410,656
GOME Electrical Appliances Holdings Ltd.	1,974,000	486,492
	Shares	Value ($)

Hongkong & Shanghai Hotels Ltd.	326,242	319,698
(Cost $2,344,935)		1,627,968
India 1.6%
Bharat Electronics Ltd.	3,477	94,717
Hindustan Unilever Ltd.	56,600	317,407
Infosys Technologies Ltd.	9,800	362,781
ITC Ltd.	43,800	175,246
(Cost $840,548)		950,151
Israel 1.3%
Teva Pharmaceutical Industries Ltd. (ADR) (a) (Cost $621,759)	15,400	759,836
Italy 1.4%
Gemina SpA*	443,383	327,209
Parmalat SpA	205,584	496,767
(Cost $1,083,029)		823,976
Japan 6.0%
Mitsubishi Estate Co., Ltd.	27,000	447,281
Mitsubishi UFJ Financial Group, Inc.	63,200	388,502
Mitsui & Co., Ltd.	45,000	530,122
Mitsui Fudosan Co., Ltd.	26,000	450,445
NTT DoCoMo, Inc.	247	360,752
Seven & I Holdings Co., Ltd.	12,000	281,534
Shin-Etsu Chemical Co., Ltd.	7,400	341,771
Toyota Motor Corp.	21,600	816,573
(Cost $3,368,303)		3,616,980
Kazakhstan 0.1%
Kazakhstan Kagazy PLC (GDR) 144A*	181,200	41,676
Steppe Cement Ltd.*	47,722	30,970
(Cost $1,109,216)		72,646
Korea 0.5%
KT&G Corp. (Cost $315,311)	5,651	319,178
Luxembourg 0.9%
ArcelorMittal (Cost $417,141)	17,099	561,560
Malaysia 0.7%
AMMB Holdings Bhd. (Cost $310,701)	457,900	438,944
Mexico 0.0%
Banco Compartamos SA de CV (Cost $590)	200	644
Netherlands 2.5%
QIAGEN NV* (a)	50,200	931,763
Royal Dutch Shell PLC "A"	23,666	592,695
(Cost $1,356,386)		1,524,458
Panama 0.7%
Copa Holdings SA "A" (Cost $361,800)	10,600	432,692
Russia 1.1%
Far Eastern Shipping Co.*	689,000	254,930
Globaltrans Investment PLC (GDR) 144A*	47,000	188,000
Globaltrans Investment PLC (GDR) REG S*	10,350	41,400
Novorossiysk Sea Trade Port (GDR) 144A	17,300	166,080
(Cost $1,760,700)		650,410
	Shares	Value ($)

Singapore 0.3%
Food Empire Holdings Ltd. (Cost $354,177)	700,000	156,847
South Africa 0.8%
AngloGold Ashanti Ltd.	6,946	254,723
Gold Fields Ltd.	18,900	228,140
(Cost $416,729)		482,863
Spain 0.7%
Grifols SA (Cost $348,231)	22,288	394,188
Switzerland 4.4%
Julius Baer Holding AG (Registered)	10,802	421,170
Nestle SA (Registered)	35,012	1,321,393
Roche Holding AG (Genusschein)	3,265	444,199
UBS AG (Registered)*	36,639	447,529
(Cost $2,431,442)		2,634,291
Taiwan 0.6%
Asustek Computer, Inc. (Cost $380,536)	303,000	391,565
Thailand 0.9%
Bangkok Bank PCL (Foreign Registered)	28,900	94,286
Kasikornbank PCL (Foreign Registered)	45,600	96,140
Seamico Securities PCL (Foreign Registered)	1,439,300	92,095
Siam City Bank PCL (Foreign Registered)	523,300	250,360
(Cost $607,536)		532,881
Turkey 0.6%
Turkcell Iletisim Hizmetleri AS (ADR) (Cost $348,000)	26,500	367,290
United Kingdom 7.3%
Aberdeen Asset Management PLC	199,236	406,505
BAE Systems PLC	95,857	535,077
BG Group PLC	10,816	181,730
BHP Billiton PLC	10,255	231,640
G4S PLC	81,875	281,557
GlaxoSmithKline PLC	58,587	1,031,691
Imperial Tobacco Group PLC	21,020	546,714
Rio Tinto PLC	6,951	241,986
Standard Chartered PLC	29,231	550,554
Vodafone Group PLC	222,125	429,362
(Cost $4,153,954)		4,436,816
United States 38.7%
Anadarko Petroleum Corp.	17,550	796,594
Apache Corp.	7,800	562,770
Apple, Inc.*	2,400	341,832
AT&T, Inc.	12,100	300,564
Bank of America Corp. (a)	87,000	1,148,400
Berkshire Hathaway, Inc. "A"*	6	540,000
Carnival Corp. (Units)	8,000	206,160
ConocoPhillips	10,700	450,042
CVS Caremark Corp.	36,200	1,153,694
Dell, Inc.*	24,000	329,520
Devon Energy Corp.	8,700	474,150
Expedia, Inc.*	18,300	276,513
ExxonMobil Corp.	17,900	1,251,389
General Electric Co.	52,200	611,784
Hess Corp.	12,000	645,000
Hewlett-Packard Co.	10,300	398,095
Illumina, Inc.*	8,300	323,202
	Shares	Value ($)

Kellogg Co.	13,500	628,695
Laboratory Corp. of America Holdings*	15,200	1,030,408
Legg Mason, Inc.	27,200	663,136
Life Technologies Corp.* (a)	22,300	930,356
Mattel, Inc.	27,000	433,350
McDonald's Corp.	18,200	1,046,318
Microsoft Corp.	34,200	812,934
Monsanto Co.	12,000	892,080
Morgan Stanley	7,000	199,570
Mylan, Inc.*	64,850	846,292
Myriad Genetics, Inc.*	13,400	477,710
Myriad Pharmaceuticals, Inc.*	3,375	15,694
Oracle Corp.	13,300	284,886
Owens-Illinois, Inc.*	18,550	519,586
Perot Systems Corp. "A"*	6,200	88,846
Pfizer, Inc.	66,775	1,001,625
Philip Morris International, Inc.	13,400	584,508
Procter & Gamble Co.	9,600	490,560
SAIC, Inc.*	2,200	40,810
State Street Corp.	6,300	297,360
The Blackstone Group LP	28,100	296,174
Unisys Corp.*	71,500	107,965
Verizon Communications, Inc.	19,200	590,016
Wal-Mart Stores, Inc.	8,000	387,520
Walt Disney Co.	20,000	466,600
Williams Companies, Inc.	32,800	512,008
(Cost $21,521,498)		23,454,716
Total Common Stocks (Cost $57,869,337)		57,314,967

Participatory Notes 2.8%
Commercial International Bank (issuer Merrill Lynch International & Co.), Expiration Date 5/9/2011*	4,336	37,463
Doha Bank QSC (issuer Merrill Lynch International & Co.), Expiration Date 5/24/2010*	3,545	35,769
Dubai Financial Market (issuer Merrill Lynch International & Co.), Expiration Date 5/24/2010*	87,265	38,536
Merrill Lynch Frontier Index Trust (issuer Merrill Lynch International & Co.), Expiration Date 2/27/2010*	9,700	412,541
Mobile Telecommunications Co. (issuer Merrill Lynch International & Co.), Expiration Date 12/6/2010*	55,000	224,499
National Bank of Abu Dhabi (issuer Merrill Lynch International & Co.), Expiration Date 1/12/2010*	13,696	36,295
Oil & Gas Development Co., Ltd. (issuer Merrill Lynch International & Co.), 144A, Expiration Date 10/18/2011*	194,800	187,748
Pakistan Petroleum Ltd. (issuer Merrill Lynch International & Co.), 144A, Expiration Date 10/18/2011*	83,500	194,764
Qatar Electricity & Water Co. (issuer Merrill Lynch International & Co.), Expiration Date 5/24/2010*	1,373	37,721
Qatar National Bank (issuer Merrill Lynch International & Co.), Expiration Date 7/26/2010*	1,145	37,561
Riyad Bank (issuer HSBC Bank PLC), Expiration Date 6/11/2012*	11,300	73,972
	Shares	Value ($)

Samba Financial Group (issuer HSBC Bank PLC), Expiration Date 4/30/2012*	5,800	64,646
Saudi Basic Industrial Corp. (issuer HSBC Bank PLC), Expiration Date 3/26/2012*	13,000	217,519
Saudi Telecom Co. (issuer HSBC Bank PLC), Expiration Date 5/21/2012*	5,200	71,409
Total Participatory Notes (Cost $2,217,837)		1,670,443

Rights 0.0%
United Kingdom
Rio Tinto PLC, Expiration Date 7/1/2009* (Cost $27,879)	2,265	26,010

Exchange-Traded Fund 2.1%
United States
iShares Nasdaq Biotechnology Index Fund* (a) (Cost $1,237,510)	17,825	1,296,947
	Shares	Value ($)

Call Options Purchased 0.0%
United States
General Electric Co., Expiration Date 1/16/2010, Strike Price $30.0 (Cost $212,773)	510	2,040

Securities Lending Collateral 7.2%
Daily Assets Fund Institutional, 0.48% (b) (c) (Cost $4,377,425)	4,377,425	4,377,425

Cash Equivalents 2.3%
Cash Management QP Trust, 0.27% (b) (Cost $1,366,832)	1,366,832	1,366,832
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $67,309,593)+	109.1	66,054,664
Other Assets and Liabilities, Net	(9.1)	(5,522,706)
Net Assets	100.0	60,531,958
* Non-income producing security.
+ The cost for federal income tax purposes was $70,649,785. At June 30, 2009, net unrealized depreciation for all securities based on tax cost was $4,595,121. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,731,377 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,326,498.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2009 amounted to $4,268,441, which is 7.1% of net assets.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stock and/or Other Equity Investments (d)
Australia	$ —	$ 1,375,611	$ —	$ 1,375,611
Austria	—	263,041	—	263,041
Belgium	—	667,358	—	667,358
Bermuda	635,312	—	—	635,312
Brazil	2,195,039	—	—	2,195,039
Canada	502,032	—	—	502,032
China	291,852	986,342	—	1,278,194
Finland	—	233,993	—	233,993
France	—	448,763	—	448,763
Germany	—	5,084,724	—	5,084,724
Hong Kong	410,656	1,217,312	—	1,627,968
India	—	950,151	—	950,151
Israel	759,836	—	—	759,836
Italy	—	823,976	—	823,976
Japan	—	3,616,980	—	3,616,980
Kazakhstan	—	72,646	—	72,646
Korea	—	319,178	—	319,178
Luxembourg	—	561,560	—	561,560
Malaysia	—	438,944	—	438,944
Mexico	644	—	—	644
Netherlands	—	1,524,458	—	1,524,458
Panama	432,692	—	—	432,692
Russia	41,400	609,010	—	650,410
Singapore	—	156,847	—	156,847
South Africa	—	482,863	—	482,863
Spain	—	394,188	—	394,188
Switzerland	365,079	2,269,212	—	2,634,291
Taiwan	—	391,565	—	391,565
Thailand	—	532,881	—	532,881
Turkey	367,290	—	—	367,290
United Kingdom	—	4,462,826	—	4,462,826
United States	24,751,663	—	—	24,751,663
Participatory Notes	—	1,670,443	—	1,670,443
Short-Term Investments (d)	4,377,425	1,366,832	—	5,744,257
Derivatives (e)	2,040	—	—	2,040
Total	$ 35,132,960	$ 30,921,704	$ —	$ 66,054,664
(d) See Investment Portfolio for additional detailed categorizations.
(e) Derivatives include value of options purchased.

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining value:

Common Stock and/or Other Equity Investments
Level 3 Reconciliation	Hong Kong
Balance as of December 31, 2008	$ 344,346
Realized gains (loss)	(54,879)
Change in unrealized appreciation (depreciation)	237,628
Amortization premium/discount	—
Net purchase (sales)	(40,603)
Net transfers in (out) of Level 3	(486,492)
Balance as of June 30, 2009	$ —
Net change in unrealized appreciation (depreciation) from investments still held	$ —

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $61,565,336) — including $4,268,441 of securities loaned	$ 60,310,407
Investment in Daily Assets Fund Institutional (cost $4,377,425)*	4,377,425
Investment in Cash Management QP Trust (cost $1,366,832)	1,366,832
Total investments, at value (cost $67,309,593)	66,054,664
Foreign currency, at value (cost $207,419)	209,322
Receivable for investments sold	570,308
Receivable for Portfolio shares sold	15,376
Dividends receivable	85,763
Interest receivable	2,282
Foreign taxes recoverable	38,514
Other assets	1,664
Total assets	66,977,893
Liabilities
Cash overdraft	1,207
Payable upon return of securities loaned	4,377,425
Payable for investments purchased	1,728,295
Payable for Portfolio shares redeemed	119,982
Deferred foreign taxes payable	29,833
Accrued management fee	22,016
Accrued expenses and payables	167,177
Total liabilities	6,445,935
Net assets, at value	$ 60,531,958
Net Assets Consist of
Undistributed net investment income	577,095
Net unrealized appreciation (depreciation) on: Investments (net of deferred foreign taxes of $29,833)	(1,284,762)
Foreign currency	3,008
Accumulated net realized gain (loss)	(68,186,984)
Paid-in capital	129,423,601
Net assets, at value	$ 60,531,958
Class A Net Asset Value, offering and redemption price per share ($56,147,500 ÷ 8,485,459 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 6.62
Class B Net Asset Value, offering and redemption price per share ($4,384,458 ÷ 660,708 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 6.64
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $67,884)	$ 872,456
Interest	15
Interest — Cash Management QP Trust	3,663
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	35,702
Total Income	911,836
Expenses: Management fee	255,400
Administration fee	27,912
Services to shareholders	623
Custodian fees	86,301
Distribution service fee (Class B)	4,780
Record keeping fees (Class B)	1,893
Legal fees	4,057
Audit and tax fees	31,008
Trustees' fees and expenses	5,128
Reports to shareholders	19,603
Other	15,392
Total expenses before expense reductions	452,097
Expense reductions	(150,868)
Total expenses after expense reductions	301,229
Net investment income (loss)	610,607
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(10,518,365)
Foreign currency	(40,301)
(10,558,666)
Change in net unrealized appreciation (depreciation) on: Investments (net of deferred foreign taxes of $29,833)	17,602,054
Foreign currency	5,563
17,607,617
Net gain (loss)	7,048,951
Net increase (decrease) in net assets resulting from operations	$ 7,659,558

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income (loss)	$ 610,607	$ 1,279,245
Net realized gain (loss)	(10,558,666)	(55,764,112)
Change in net unrealized appreciation (depreciation)	17,607,617	(16,923,110)
Net increase (decrease) in net assets resulting from operations	7,659,558	(71,407,977)
Distributions to shareholders from: Net investment income: Class A	(911,359)	(1,766,760)
Class B	(54,811)	(79,972)
Net realized gains: Class A	—	(36,684,662)
Class B	—	(2,286,851)
Total distributions	(966,170)	(40,818,245)
Portfolio share transactions: Class A Proceeds from shares sold	1,655,247	9,403,619
Reinvestment of distributions	911,359	38,451,422
Cost of shares redeemed	(11,381,907)	(34,733,222)
Net increase (decrease) in net assets from Class A share transactions	(8,815,301)	13,121,819
Class B Proceeds from shares sold	210,881	925,746
Reinvestment of distributions	54,811	2,366,823
Cost of shares redeemed	(478,629)	(2,548,724)
Net increase (decrease) in net assets from Class B share transactions	(212,937)	743,845
Increase (decrease) in net assets	(2,334,850)	(98,360,558)
Net assets at beginning of period	62,866,808	161,227,366
Net assets at end of period (including undistributed net investment income of $577,095 and $932,658, respectively)	$ 60,531,958	$ 62,866,808
Other Information
Class A Shares outstanding at beginning of period	10,056,541	9,660,413
Shares sold	283,209	875,157
Shares issued to shareholders in reinvestment of distributions	174,256	3,769,747
Shares redeemed	(2,028,547)	(4,248,776)
Net increase (decrease) in Class A shares	(1,571,082)	396,128
Shares outstanding at end of period	8,485,459	10,056,541
Class B Shares outstanding at beginning of period	702,064	632,933
Shares sold	37,119	95,557
Shares issued to shareholders in reinvestment of distributions	10,440	231,135
Shares redeemed	(88,915)	(257,561)
Net increase (decrease) in Class B shares	(41,356)	69,131
Shares outstanding at end of period	660,708	702,064

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 5.84	$ 15.66	$ 17.39	$ 14.44	$ 11.78	$ 10.39
Income (loss) from investment operations: Net investment income (loss)[b]	.06	.11	.14	.15[d]	.12	.04
Net realized and unrealized gain (loss)	.82	(5.83)	.88	4.02	2.58	1.48
Total from investment operations	.88	(5.72)	1.02	4.17	2.70	1.52
Less distributions from: Net investment income	(.10)	(.19)	(.11)	(.09)	(.04)	(.13)
Net realized gains	—	(3.91)	(2.64)	(1.13)	—	—
Total distributions	(.10)	(4.10)	(2.75)	(1.22)	(.04)	(.13)
Net asset value, end of period	$ 6.62	$ 5.84	$ 15.66	$ 17.39	$ 14.44	$ 11.78
Total Return (%)[c]	15.55**	(47.75)	6.29	30.14[d]	22.94	14.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	56	59	151	143	85	63
Ratio of expenses before expense reductions (%)	1.60*	1.47	1.44	1.38	1.41	1.44
Ratio of expenses after expense reductions (%)	1.06*	1.09	1.11	1.04	1.28	1.43
Ratio of net investment income (%)	2.21*	1.09	.82	.92[d]	.98	.38
Portfolio turnover rate (%)	105**	229	191	136	95	81
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.004 per share and an increase in the ratio of net investment income of 0.03%. Excluding this non-recurring income, total return would have been 0.02% lower.
* Annualized ** Not annualized

Class B Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 5.85	$ 15.66	$ 17.38	$ 14.43	$ 11.78	$ 10.38
Income (loss) from investment operations: Net investment income (loss)[b]	.05	.07	.07	.09[d]	.07	.00[e]
Net realized and unrealized gain (loss)	.82	(5.83)	.90	4.02	2.58	1.48
Total from investment operations	.87	(5.76)	.97	4.11	2.65	1.48
Less distributions from: Net investment income	(.08)	(.14)	(.05)	(.03)	—	(.08)
Net realized gains	—	(3.91)	(2.64)	(1.13)	—	—
Total distributions	(.08)	(4.05)	(2.69)	(1.16)	—	(.08)
Net asset value, end of period	$ 6.64	$ 5.85	$ 15.66	$ 17.38	$ 14.43	$ 11.78
Total Return (%)[c]	15.28**	(47.87)	5.84	29.65[d]	22.50	14.33
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	4	10	25	20	13
Ratio of expenses before expense reductions (%)	1.95*	1.82	1.81	1.76	1.79	1.84
Ratio of expenses after expense reductions (%)	1.41*	1.45	1.47	1.43	1.65	1.83
Ratio of net investment income (%)	1.86*	.73	.46	.53[d]	.61	.02
Portfolio turnover rate (%)	105**	229	191	136	95	81
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.004 per share and an increase in the ratio of net investment income of 0.03%. Excluding this non-recurring income, total return would have been 0.02% lower.
[e] Amount is less than $.005 per share.
* Annualized ** Not annualized

Performance Summary June 30, 2009

DWS Government & Agency Securities VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying Portfolio, their performance will differ.

The total annual Portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 are .63% and .98% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

Risk Considerations

The guarantee on US Government Guaranteed Securities relates only to the prompt payment of principal and interest and does not remove market risks. Additionally, yields will fluctuate in response to changing interest rates and may be affected by the prepayment of mortgage-backed securities. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the investment, can decline and the investor can lose principal value. In the current market environment, mortgage-backed securities are experiencing increased volatility. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Portfolio returns shown for the 1-year, 3-year, 5-year, 10-year/Life of Class periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Government & Agency Securities VIP
[] DWS Government & Agency Securities VIP — Class A [] Barclays Capital GNMA Index

The Barclays Capital GNMA Index is an unmanaged, market-value-weighted measure of all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association.

Index returns, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Government & Agency Securities VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,427	$10,766	$12,157	$12,805	$17,040
	Average annual total return	4.27%	7.66%	6.73%	5.07%	5.47%
Barclays Capital GNMA Index	Growth of $10,000	$10,244	$10,851	$12,432	$13,230	$18,143
	Average annual total return	2.44%	8.51%	7.53%	5.76%	6.14%
DWS Government & Agency Securities VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$10,415	$10,736	$12,016	$12,564	$13,300
	Average annual total return	4.15%	7.36%	6.31%	4.67%	4.16%
Barclays Capital GNMA Index	Growth of $10,000	$10,244	$10,851	$12,432	$13,230	$14,268
	Average annual total return	2.44%	8.51%	7.53%	5.76%	5.21%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS Government & Agency Securities VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,042.70	$ 1,041.50
Expenses Paid per $1,000*	$ 3.14	$ 4.91
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,021.72	$ 1,019.98
Expenses Paid per $1,000*	$ 3.11	$ 4.86
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS Government & Agency Securities VIP	.62%	.97%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS Government & Agency Securities VIP

Asset Allocation (As a % of Investment Portfolio)	6/30/09	12/31/08

Mortgage-Backed Securities Pass-Throughs	72%	65%
Collateralized Mortgage Obligation	12%	17%
Government & Agency Obligations	12%	14%
Cash Equivalents	4%	4%
	100%	100%
Quality	6/30/09	12/31/08

US Government and Agencies	96%	92%
AAA*	4%	6%
Not Rated	—	2%
	100%	100%
* Includes cash equivalents
Interest Rate Sensitivity	6/30/09	12/31/08

Effective Maturity	5.3 years	3.4 years
Average Duration	3.5 years	1.0 years

Asset allocation, quality and interest rate sensitivity are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Portfolio's quality does not remove market risk.

For more complete details about the Portfolio's investment portfolio, see page 122. A complete list of portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2009 (Unaudited)

DWS Government & Agency Securities VIP

	Principal Amount ($)	Value ($)

Mortgage-Backed Securities Pass-Throughs 84.0%
Federal Home Loan Mortgage Corp.:
4.5%, 5/1/2019	38,368	39,808
5.5%, with various maturities from 2/1/2017 until 6/1/2035 (a)	20,032,175	20,673,098
6.5%, 9/1/2032	128,979	138,164
7.0%, with various maturities from 6/1/2032 until 5/1/2038	2,706,939	2,936,067
8.5%, 7/1/2030	2,185	2,440
Federal National Mortgage Association:
5.0%, 10/1/2033	506,312	517,862
5.5%, 4/1/2035 (a)	15,000,000	15,480,468
6.5%, 1/1/2038	1,763,398	1,880,843
7.0%, with various maturities from 9/1/2013 until 10/1/2037	762,796	829,679
8.0%, 12/1/2024	10,755	11,824
Government National Mortgage Association:
4.5%, 10/1/2038 (a)	2,000,000	1,995,625
5.0%, with various maturities from 12/15/2032 until 3/15/2039 (a)	19,254,939	19,785,513
5.5%, with various maturities from 10/15/2032 until 1/15/2039 (a)	37,476,479	38,982,425
6.0%, with various maturities from 4/15/2013 until 2/15/2039 (a)	39,340,611	41,447,604
6.5%, with various maturities from 3/15/2014 until 2/15/2039	7,757,364	8,298,492
7.0%, with various maturities from 10/15/2026 until 11/15/2038	5,304,369	5,722,208
7.5%, with various maturities from 4/15/2026 until 1/15/2037	1,666,291	1,818,193
9.5%, with various maturities from 7/15/2016 until 12/15/2022	47,856	53,427
10.0%, with various maturities from 2/15/2016 until 3/15/2016	14,225	16,085
Total Mortgage-Backed Securities Pass-Throughs (Cost $156,674,570)		160,629,825

Collateralized Mortgage Obligations 13.8%
FannieMae Grantor Trust, "A2", Series 2001-T10, 7.5%, 12/25/2041	3,570	3,813
Federal Home Loan Mortgage Corp.:
"AF", Series 2892, 0.619%*, 5/15/2021	737,723	738,946
"FO", Series 2418, 1.219%*, 2/15/2032	730,148	740,757
"FA", Series 2419, 1.319%*, 2/15/2032	706,236	716,405
"FA", Series 2436, 1.319%*, 3/15/2032	796,470	807,222
"FD", Series 3519, 1.769%*, 2/15/2038	966,756	987,492
"BI", Series 3499, Interest Only, 4.0%, 9/15/2021	2,621,186	203,466
"GZ", Series 2906, 5.0%, 9/15/2034	1,564,672	1,446,912
"SL", Series 2882, Interest Only, 6.881%**, 10/15/2034	1,121,392	120,166
	Principal Amount ($)	Value ($)

"ST", Series 2411, Interest Only, 8.431%**, 6/15/2021	3,680,731	397,057
Federal National Mortgage Association:
"FA", Series G92-53, 1.094%*, 9/25/2022	1,620,195	1,612,238
"OF", Series 2001-60, 1.264%*, 10/25/2031	331,814	337,188
"FB", Series 2002-30, 1.314%*, 8/25/2031	726,952	738,299
"FG", Series 2002-66, 1.314%*, 9/25/2032	1,145,861	1,161,797
"25", Series 351, Interest Only, 4.5%, 5/1/2019	776,821	99,301
"20", Series 334, Interest Only, 5.0%, 3/1/2018	593,730	66,806
"21", Series 334, Interest Only, 5.0%, 3/1/2018	393,096	44,252
''23", Series 339, Interest Only, 5.0%, 7/1/2018	812,656	91,489
"ZA", Series 2008-24, 5.0%, 4/25/2038	556,474	502,463
"AN", Series 2007-108, 8.844%*, 11/25/2037	2,142,770	2,237,389
Government National Mortgage Association:
"FH", Series 1999-18, 0.568%*, 5/16/2029	2,422,481	2,409,518
"FE", Series 2003-57, 0.618%*, 3/16/2033	140,297	139,423
"FB", Series 2001-28, 0.818%*, 6/16/2031	624,934	627,404
"KE", Series 2004-19, 5.0%, 3/16/2034	500,000	479,082
"ZM", Series 2004-24, 5.0%, 4/20/2034	1,941,113	1,838,178
"LE", Series 2004-87, 5.0%, 10/20/2034	1,000,000	941,929
"ZB", Series 2005-15, 5.0%, 2/16/2035	1,365,508	1,284,576
"CK", Series 2007-31, 5.0%, 5/16/2037	1,000,000	985,908
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	812,973	105,787
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	1,710,986	214,143
"ZA", Series 2006-7, 5.5%, 2/20/2036	2,041,210	2,008,975
"SA", Series 2002-65, Interest Only, 5.935%**, 9/20/2032	3,942,452	357,612
"SF", Series 2002-63, Interest Only, 5.962%**, 9/16/2032	2,750,752	191,812
"PH" Series 2002- 84, 6.0%, 11/16/2032	500,000	521,056
"SJ", Series 2004-22, Interest Only, 6.285%**, 4/20/2034	4,682,867	220,214
"DI", Series 2008-93, Interest Only, 6.5%, 9/20/2038	1,630,076	269,764
"KS", Series 2004-96, Interest Only, 6.685%**, 7/20/2034	659,292	59,231
"SY", Series 2004-47, Interest Only, 6.742%**, 1/16/2034	996,606	84,722
"QS", Series 2003-34, Interest Only, 6.835%**, 3/20/2033	527,587	54,195
"SN", Series 2005-68, Interest Only, 6.881%**, 1/17/2034	3,747,899	278,081
	Principal Amount ($)	Value ($)

"IC", Series 1997-4, Interest Only, 7.5%, 3/16/2027	1,141,553	194,247
"SA", Series 1999-30, Interest Only, 7.682%**, 4/16/2029	1,005,257	80,506
"SJ", Series 1999-43, Interest Only, 7.682%**, 11/16/2029	305,434	36,519
Total Collateralized Mortgage Obligations (Cost $24,332,129)		26,436,340

Government & Agency Obligations 13.6%
Other Government Related 2.0%
Citibank NA, FDIC Guaranteed, 1.016%*, 5/7/2012	2,800,000	2,793,205
JPMorgan Chase & Co.:
Series 3, FDIC Guaranteed, 0.854%*, 12/26/2012	463,000	467,630
FDIC Guaranteed, 0.859%*, 6/15/2012	537,000	543,021
		3,803,856
US Government Sponsored Agencies 11.0%
Federal Home Loan Bank:
3.625%, 10/18/2013	18,000,000	18,611,190
7.2%*, 3/18/2024	560,000	513,800
	Principal Amount ($)	Value ($)

Federal National Mortgage Association, 8.45%*, 2/27/2023	2,000,000	1,980,000
		21,104,990
US Treasury Obligations 0.6%
US Treasury Bills:
0.15%***, 9/17/2009 (b)	912,000	911,641
0.16%***, 8/27/2009 (b)	75,000	74,984
0.24%***, 7/9/2009 (b)	58,000	57,999
		1,044,624
Total Government & Agency Obligations (Cost $25,886,752)		25,953,470

	Shares	Value ($)

Cash Equivalents 5.2%
Cash Management QP Trust, 0.27% (c) (Cost $9,919,943)	9,919,943	9,919,943
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $216,813,394)+	116.6	222,939,578
Other Assets and Liabilities, Net	(16.6)	(31,687,279)
Net Assets	100.0	191,252,299
* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 28, 2005.
** These securities are shown at their current rate as of June 30, 2009.
*** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $216,813,771. At June 30, 2009, net unrealized appreciation for all securities based on tax cost was $6,125,807. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,316,477 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $190,670.
(a) When-issued or delayed delivery securities included.
(b) At June 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

FDIC: Federal Deposit Insurance Corp.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2009, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation ($)
10 Year US Treasury Note	9/21/2009	25	2,896,945	2,906,641	9,696

At June 30, 2009, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Depreciation ($)
2 Year US Treasury Note	9/30/2009	70	15,046,719	15,135,313	(88,594)

At June 30, 2009, open interest rate swap contracts were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Portfolio	Cash Flows Received by the Portfolio	Unrealized Appreciation ($)
4/20/2009 4/20/2024	1,000,000[1]	Fixed — 7.5%	Floating — LIBOR	11,649
5/15/2009 5/15/2024	1,000,000[1]	Fixed — 7.5%	Floating — LIBOR	7,312
Total unrealized appreciation				18,961

At June 30, 2009, open total return swap contracts were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid by the Portfolio	Reference Entity	Value ($)	Upfront Premiums Paid/(Received) ($)	Unrealized Depreciation ($)
6/1/2009 6/1/2012	9,000,000[2]	0.425%	Global Interest Rate Strategy Index	(101,779)	18,000	(122,967)

LIBOR: Represents the London InterBank Offered Rate.

Counterparties:

1 Morgan Stanley
2 Citigroup, Inc.

For information on the Portfolio's policy and additional disclosures regarding futures contracts, interest rate swaps and total return swap contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed-Income Investments (d) Mortgage-Backed Securities Pass-Throughs	$ —	$ 160,629,825	$ —	$ 160,629,825
Collateralized Mortgage Obligations	—	26,436,340	—	26,436,340
Government & Agency Obligations	—	25,439,669	513,800	25,953,469
Short-Term Investments (d)	—	9,919,943	—	9,919,943
Derivatives (e)	—	18,961	—	18,961
Total	$ —	$ 222,444,738	$ 513,800	$ 222,958,538
Liabilities
Derivatives (e)	$ (78,898)	$ (122,967)	$ —	$ (201,865)
Total	$ (78,898)	$ (122,967)	$ —	$ (201,865)
(d) See Investment Portfolio for additional detailed categorizations.
(e) Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, and total return swap contracts.

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining value:

Government & Agency Obligations
Balance as of December 31, 2008	$ —
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	(46,200)
Amortization premium/discount	—
Net purchases (sales)	560,000
Net transfers in (out) of Level 3	—
Balance as of June 30, 2009	$ 513,800
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2009	$ (46,200)

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments Investments in securities, at value (cost $206,893,451)	$ 213,019,635
Investments in Cash Management QP Trust (cost $9,919,943)	9,919,943
Total investments, at value (cost $216,813,394)	222,939,578
Cash	12,788
Receivable for when-issued and delayed delivery securities sold	59,726,133
Unrealized appreciation on open swap contracts	18,961
Receivable for variation margin on open futures contracts	11,791
Receivable for Portfolio shares sold	642
Interest receivable	1,010,467
Other assets	3,027
Total assets	283,723,387
Liabilities
Payable for when-issued and delayed delivery securities purchased	73,055,437
Payable for investments purchased	18,613,159
Payable for Portfolio shares redeemed	400,957
Unrealized depreciation on open swap contracts	122,967
Accrued management fee	83,632
Other accrued expenses and payables	194,936
Total liabilities	92,471,088
Net assets, at value	$ 191,252,299
Net Assets Consist of
Undistributed net investment income	3,661,467
Net unrealized appreciation (depreciation) on: Investments	6,126,184
Futures	(78,898)
Swap contracts	(104,006)
Accumulated net realized gain (loss)	(2,725,157)
Paid-in capital	184,372,709
Net assets, at value	$ 191,252,299
Class A Net Asset Value, offering and redemption price per share ($184,318,208 ÷ 14,944,835 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 12.33
Class B Net Asset Value, offering and redemption price per share ($6,934,091 ÷ 562,395 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 12.33

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Income: Interest	$ 4,353,506
Interest — Cash Management QP Trust	35,364
Total Income	4,388,870
Expenses: Management fee	465,975
Administration fee	103,550
Custodian fee	12,226
Distribution service fee (Class B)	9,365
Services to shareholders	1,356
Record keeping fees (Class B)	3,633
Professional fees	38,344
Trustees' fees and expenses	1,548
Reports to shareholders	994
Other	19,186
Total expenses	656,177
Net investment income	3,732,693
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	2,364,920
Futures	(1,960,907)
404,013
Change in net unrealized appreciation (depreciation) on: Investments	1,541,777
Futures	3,271,331
Swap contracts	(104,006)
4,708,502
Net gain (loss)	5,112,515
Net increase (decrease) in net assets resulting from operations	$ 8,845,208

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income	$ 3,732,693	$ 9,872,489
Net realized gain (loss)	404,013	(448,120)
Change in net unrealized appreciation (depreciation)	4,708,502	777,276
Net increase (decrease) in net assets resulting from operations	8,845,208	10,201,645
Distributions to shareholders from: Net investment income: Class A	(9,576,836)	(9,943,580)
Class B	(337,035)	(313,588)
Total distributions	(9,913,871)	(10,257,168)
Portfolio share transactions: Class A Proceeds from shares sold	13,718,392	78,211,163
Reinvestment of distributions	9,576,836	9,943,580
Cost of shares redeemed	(49,287,879)	(75,825,560)
Net increase (decrease) in net assets from Class A share transactions	(25,992,651)	12,329,183
Class B Proceeds from shares sold	683,615	7,001,909
Reinvestment of distributions	337,035	313,588
Cost of shares redeemed	(1,968,153)	(4,358,212)
Net increase (decrease) in net assets from Class B share transactions	(947,503)	2,957,285
Increase (decrease) in net assets	(28,008,817)	15,230,945
Net assets at beginning of period	219,261,116	204,030,171
Net assets at end of period (including undistributed net investment income of $3,661,467 and $9,842,645, respectively)	$ 191,252,299	$ 219,261,116
Other Information
Class A Shares outstanding at beginning of period	17,044,556	16,080,508
Shares sold	1,101,846	6,375,775
Shares issued to shareholders in reinvestment of distributions	788,217	823,144
Shares redeemed	(3,989,784)	(6,234,871)
Net increase (decrease) in Class A shares	(2,099,721)	964,048
Shares outstanding at end of period	14,944,835	17,044,556
Class B Shares outstanding at beginning of period	639,523	403,813
Shares sold	54,686	569,092
Shares issued to shareholders in reinvestment of distributions	27,740	25,938
Shares redeemed	(159,554)	(359,320)
Net increase (decrease) in Class B shares	(77,128)	235,710
Shares outstanding at end of period	562,395	639,523

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 12.40	$ 12.38	$ 12.28	$ 12.26	$ 12.55	$ 12.54
Income (loss) from investment operations: Net investment income[b]	.22	.56	.58	.55	.51	.44
Net realized and unrealized gain (loss)	.30	.04	.12	(.06)	(.20)	.03
Total from investment operations	.52	.60	.70	.49	.31	.47
Less distributions from: Net investment income	(.59)	(.58)	(.60)	(.47)	(.50)	(.35)
Net realized gains	—	—	—	—	(.10)	(.11)
Total distributions	(.59)	(.58)	(.60)	(.47)	(.60)	(.46)
Net asset value, end of period	$ 12.33	$ 12.40	$ 12.38	$ 12.28	$ 12.26	$ 12.55
Total Return (%)	4.27**	4.93[c]	5.95[c]	4.16	2.57	3.75
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	184	211	199	211	243	280
Ratio of expenses before expense reductions (%)	.62*	.66	.66	.67	.63	.61
Ratio of expenses after expense reductions (%)	.62*	.65	.63	.67	.63	.61
Ratio of net investment income (loss) (%)	3.62*	4.58	4.77	4.56	4.17	3.59
Portfolio turnover rate (%)	436**	543	465	241	191	226
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Class B Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 12.37	$ 12.35	$ 12.25	$ 12.23	$ 12.52	$ 12.51
Income (loss) from investment operations: Net investment income[b]	.20	.52	.53	.50	.47	.40
Net realized and unrealized gain (loss)	.31	.03	.12	(.06)	(.21)	.02
Total from investment operations	.51	.55	.65	.44	.26	.42
Less distributions from: Net investment income	(.55)	(.53)	(.55)	(.42)	(.45)	(.30)
Net realized gains	—	—	—	—	(.10)	(.11)
Total distributions	(.55)	(.53)	(.55)	(.42)	(.55)	(.41)
Net asset value, end of period	$ 12.33	$ 12.37	$ 12.35	$ 12.25	$ 12.23	$ 12.52
Total Return (%)	4.15**	4.60[c]	5.43[c]	3.74	2.24	3.36
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	8	5	33	47	49
Ratio of expenses before expense reductions (%)	.97*	1.00	1.04	1.07	1.02	1.00
Ratio of expenses after expense reductions (%)	.97*	1.00	1.01	1.07	1.02	1.00
Ratio of net investment income (%)	3.27*	4.24	4.39	4.16	3.78	3.21
Portfolio turnover rate (%)	436**	543	465	241	191	226
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Performance Summary June 30, 2009

DWS High Income VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The total annual portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 are .71% and 1.05% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

Risk Considerations

Investing in foreign securities presents certain risks, such as currency fluctuation, political and economic changes and market risks. Additionally, the Portfolio may invest in lower-quality and nonrated securities which present greater risk of loss of principal and interest than higher-quality securities. All of these factors may result in greater share price volatility. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the investment, can decline and the investor can lose principal value. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Portfolio returns shown for the 1-year, 3-year, 5-year and 10-year periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS High Income VIP
[] DWS High Income VIP — Class A [] Credit Suisse High Yield Index

The Credit Suisse High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the global high-yield debt market.

Index returns, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS High Income VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,904	$9,178	$9,771	$11,601	$13,674
	Average annual total return	19.04%	-8.22%	-.77%	3.01%	3.18%
Credit Suisse High Yield Index	Growth of $10,000	$12,722	$9,500	$10,425	$12,054	$16,414
	Average annual total return	27.22%	-5.00%	1.40%	3.81%	5.08%
DWS High Income VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$11,884	$9,167	$9,666	$11,388	$14,722
	Average annual total return	18.84%	-8.33%	-1.13%	2.63%	5.68%
Credit Suisse High Yield Index	Growth of $10,000	$12,722	$9,500	$10,425	$12,054	$16,267
	Average annual total return	27.22%	-5.00%	1.40%	3.81%	7.19%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS High Income VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,190.40	$ 1,188.40
Expenses Paid per $1,000*	$ 4.07	$ 5.59
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,021.08	$ 1,019.69
Expenses Paid per $1,000*	$ 3.76	$ 5.16
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS High Income VIP	.75%	1.03%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS High Income VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/09	12/31/08

Corporate Bonds	92%	84%
Loan Participations and Assignments	6%	7%
Cash Equivalents	1%	9%
Preferred Securities	1%	—
	100%	100%
Sector Diversification (Excludes Cash Equivalents and Securities Lending Collateral)	6/30/09	12/31/08

Financials	17%	10%
Consumer Discretionary	16%	13%
Energy	13%	15%
Materials	12%	12%
Telecommunication Services	12%	12%
Utilities	11%	11%
Industrials	7%	10%
Health Care	6%	9%
Information Technology	3%	4%
Consumer Staples	3%	4%
	100%	100%
Quality (Excludes Securities Lending Collateral)	6/30/09	12/31/08

Cash Equivalents	2%	8%
A	1%	—
BBB	7%	12%
BB	34%	35%
B	36%	31%
CCC	14%	7%
CC	—	3%
D	3%	1%
Not Rated	3%	3%
	100%	100%
Effective Maturity (Excludes Cash Equivalents and Securities Lending Collateral)	6/30/09	12/31/08

Under 1 year	7%	5%
1-4.99 years	45%	41%
5-9.99 years	47%	50%
10-14.99 years	—	1%
15 years or greater	1%	3%
	100%	100%
Interest Rate Sensitivity	6/30/09	12/31/08

Effective maturity	4.8 years	5.6 years
Average duration	3.7 years	3.7 years

Asset allocation, sector diversification, quality, effective maturity and interest rate sensitivity are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 133. A complete list of portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2009 (Unaudited)

DWS High Income VIP

		Principal Amount ($) (a)	Value ($)

Corporate Bonds 90.4%
Consumer Discretionary 14.8%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		590,000	502,975
144A, 8.75%, 6/1/2019		765,000	719,100
American Achievement Corp., 144A, 8.25%, 4/1/2012		255,000	238,425
American Achievement Group Holding Corp., 16.75%, 10/1/2012 (PIK)		437,823	118,212
Ameristar Casinos, Inc., 144A, 9.25%, 6/1/2014 (b)		395,000	402,900
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		590,000	418,900
8.0%, 3/15/2014		250,000	207,500
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		380,000	323,950
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015**		340,000	34,000
Carrols Corp., 9.0%, 1/15/2013		225,000	210,938
CSC Holdings, Inc.:
6.75%, 4/15/2012		355,000	342,575
Series B, 7.625%, 4/1/2011		985,000	975,150
144A, 8.5%, 4/15/2014		950,000	941,687
144A, 8.5%, 6/15/2015		430,000	422,475
DirecTV Holdings LLC, 7.625%, 5/15/2016		865,000	841,212
DISH DBS Corp.:
6.375%, 10/1/2011		1,010,000	979,700
6.625%, 10/1/2014		665,000	613,463
7.125%, 2/1/2016 (b)		465,000	433,613
Dollarama Group Holdings LP, 7.468%***, 8/15/2012 (c)		347,000	320,975
Expedia, Inc., 7.456%, 8/15/2018		380,000	361,000
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015**		490,000	18,375
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016 (b)		225,000	227,250
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		505,000	444,400
Group 1 Automotive, Inc., 8.25%, 8/15/2013		250,000	211,250
Harrahs Operating Escrow LLC, 144A, 11.25%, 6/1/2017		545,000	515,025
Hertz Corp., 8.875%, 1/1/2014		1,005,000	924,600
Idearc, Inc., 8.0%, 11/15/2016**		920,000	24,150
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		330,000	255,750
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		237,000	190,785
Kabel Deutschland GmbH, 10.625%, 7/1/2014		620,000	639,375
Lamar Media Corp., Series C, 6.625%, 8/15/2015 (b)		295,000	249,275
Levi Strauss & Co., 8.625%, 4/1/2013	EUR	700,000	893,615
Macy's Retail Holdings, Inc.:
5.35%, 3/15/2012		935,000	851,048
8.875%, 7/15/2015		85,000	82,255
		Principal Amount ($) (a)	Value ($)

MGM MIRAGE:
144A, 10.375%, 5/15/2014		340,000	352,750
144A, 11.125%, 11/15/2017		455,000	482,300
Michaels Stores, Inc., 10.0%, 11/1/2014		265,000	222,600
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		630,000	603,225
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		685,000	400,725
Norcraft Holdings LP, 9.75%, 9/1/2012		1,385,000	1,294,975
Penske Automotive Group, Inc., 7.75%, 12/15/2016		905,000	730,787
Pinnacle Entertainment, Inc., 7.5%, 6/15/2015		555,000	474,525
Quebecor Media, Inc., 7.75%, 3/15/2016 (b)		460,000	416,875
Quebecor World, Inc., 144A, 9.75%, 1/15/2015**		420,000	37,800
Reader's Digest Association, Inc., 9.0%, 2/15/2017		350,000	15,750
Sabre Holdings Corp., 8.35%, 3/15/2016		460,000	303,600
Seminole Hard Rock Entertainment, Inc., 144A, 3.129%***, 3/15/2014		590,000	407,100
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		370,000	222,000
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		1,655,000	231,700
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		490,000	343,000
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/2014 (b)		370,000	347,800
Travelport LLC:
5.293%***, 9/1/2014		390,000	212,550
9.875%, 9/1/2014		65,000	43,225
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015**		105,000	12,994
United Components, Inc., 9.375%, 6/15/2013		80,000	50,800
Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	1,530,000	2,098,066
144A, 10.375%, 2/15/2015		255,000	258,825
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	770,000	961,373
144A, 8.0%, 11/1/2016	EUR	355,000	415,840
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		212,678	1,063
Videotron Ltd., 6.875%, 1/15/2014		80,000	74,000
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		375,000	373,125
Young Broadcasting, Inc., 8.75%, 1/15/2014**		2,040,000	5,100
			26,330,376
Consumer Staples 2.9%
Alliance One International, Inc., 8.5%, 5/15/2012		250,000	246,875
		Principal Amount ($) (a)	Value ($)

Delhaize America, Inc., 8.05%, 4/15/2027		190,000	195,230
General Nutrition Centers, Inc., 6.404%***, 3/15/2014 (PIK)		280,000	224,000
Ingles Markets, Inc., 144A, 8.875%, 5/15/2017		115,000	113,275
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		2,081,750	832,700
Smithfield Foods, Inc., 7.75%, 7/1/2017		75,000	54,562
SUPERVALU, Inc., 8.0%, 5/1/2016		520,000	504,400
Tyson Foods, Inc.:
7.85%, 4/1/2016		425,000	409,810
144A, 10.5%, 3/1/2014		370,000	401,450
Viskase Companies, Inc., 11.5%, 6/15/2011		3,100,000	2,263,000
			5,245,302
Energy 12.6%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018		845,000	796,412
Belden & Blake Corp., 8.75%, 7/15/2012		2,050,000	1,660,500
Bristow Group, Inc., 7.5%, 9/15/2017		485,000	440,138
Chaparral Energy, Inc., 8.5%, 12/1/2015		600,000	372,000
Chesapeake Energy Corp.:
6.25%, 1/15/2018		525,000	435,750
6.875%, 1/15/2016		1,166,000	1,028,995
7.25%, 12/15/2018		800,000	696,000
7.5%, 6/15/2014 (b)		180,000	170,550
9.5%, 2/15/2015		260,000	261,950
Colorado Interstate Gas Co., 6.8%, 11/15/2015		220,000	226,003
El Paso Corp.:
7.25%, 6/1/2018		495,000	457,026
7.75%, 6/15/2010 (b)		410,000	410,485
8.25%, 2/15/2016		310,000	301,475
9.625%, 5/15/2012		320,000	322,243
EXCO Resources, Inc., 7.25%, 1/15/2011		580,000	562,600
Forest Oil Corp., 7.25%, 6/15/2019		210,000	187,950
Frontier Oil Corp.:
6.625%, 10/1/2011		330,000	321,750
8.5%, 9/15/2016		575,000	579,312
GulfSouth Pipeline Co., LP, 144A, 5.75%, 8/15/2012		100,000	97,011
Holly Corp., 144A, 9.875%, 6/15/2017 (b)		575,000	557,750
KCS Energy, Inc., 7.125%, 4/1/2012		1,495,000	1,409,037
Linn Energy LLC, 144A, 11.75%, 5/15/2017		650,000	632,125
Mariner Energy, Inc.:
7.5%, 4/15/2013		305,000	277,550
8.0%, 5/15/2017		470,000	390,100
Newfield Exploration Co., 7.125%, 5/15/2018		640,000	581,600
OPTI Canada, Inc.:
7.875%, 12/15/2014		825,000	534,187
8.25%, 12/15/2014		1,025,000	676,500
		Principal Amount ($) (a)	Value ($)

Petrohawk Energy Corp.:
7.875%, 6/1/2015		220,000	203,500
9.125%, 7/15/2013		450,000	447,750
144A, 10.5%, 8/1/2014		380,000	388,550
Plains Exploration & Production Co.:
7.0%, 3/15/2017 (b)		220,000	192,500
7.625%, 6/1/2018		720,000	646,200
Quicksilver Resources, Inc., 7.125%, 4/1/2016		1,040,000	811,200
Regency Energy Partners LP, 8.375%, 12/15/2013		515,000	496,975
Southwestern Energy Co., 144A, 7.5%, 2/1/2018		585,000	561,600
Stone Energy Corp.:
6.75%, 12/15/2014		590,000	371,700
8.25%, 12/15/2011		1,285,000	1,053,700
Tennessee Gas Pipeline Co., 8.0%, 2/1/2016		95,000	99,513
Tesoro Corp.:
6.5%, 6/1/2017		840,000	718,200
9.75%, 6/1/2019		255,000	251,813
Whiting Petroleum Corp.:
7.25%, 5/1/2012		545,000	521,838
7.25%, 5/1/2013		140,000	132,650
Williams Companies, Inc., 8.125%, 3/15/2012		1,040,000	1,077,804
			22,362,492
Financials 15.5%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		925,000	518,000
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		712,400	259,884
Bank of America NA:
5.3%, 3/15/2017		250,000	212,112
6.1%, 6/15/2017		705,000	621,211
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014**		250,000	35,000
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		570,000	545,775
CIT Group, Inc.:
5.8%, 7/28/2011 (b)		885,000	663,531
Series A, 7.625%, 11/30/2012 (b)		635,000	434,814
Citigroup, Inc., 5.0%, 9/15/2014		795,000	666,463
Conproca SA de CV, REG S, 12.0%, 6/16/2010		1,137,645	1,174,618
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		2,815,000	2,434,800
7.375%, 2/1/2011		405,000	366,636
7.875%, 6/15/2010		850,000	807,385
9.875%, 8/10/2011 (b)		1,470,000	1,359,828
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		420,000	437,850
GMAC LLC:
144A, 6.875%, 9/15/2011		2,393,000	2,093,875
7.75%, 1/19/2010		245,000	238,912
144A, 7.75%, 1/19/2010		2,560,000	2,496,000
Hellas Telecommunications Finance, 144A, 9.435%***, 7/15/2015 (PIK)	EUR	295,000	41,384
Hexion US Finance Corp., 9.75%, 11/15/2014		205,000	92,250
		Principal Amount ($) (a)	Value ($)

Inmarsat Finance II PLC, 10.375%, 11/15/2012		820,000	848,700
iPayment, Inc., 9.75%, 5/15/2014		475,000	256,500
New ASAT (Finance) Ltd., 9.25%, 2/1/2011**		575,000	719
Nielsen Finance LLC, 144A, 11.5%, 5/1/2016 (b)		150,000	145,875
NiSource Finance Corp., 7.875%, 11/15/2010		745,000	769,502
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		510,000	430,950
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015		15,000	13,575
Qwest Capital Funding, Inc., 7.0%, 8/3/2009		355,000	355,000
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		112,000	116,060
Rio Tinto Finance (USA) Ltd., 8.95%, 5/1/2014		155,000	172,243
Sprint Capital Corp.:
7.625%, 1/30/2011		1,335,000	1,319,981
8.375%, 3/15/2012		545,000	536,825
Tropicana Entertainment LLC, 9.625%, 12/15/2014**		1,220,000	10,675
UCI Holdco, Inc., 8.629%***, 12/15/2013 (PIK)		671,042	147,629
Universal City Development Partners Ltd., 11.75%, 4/1/2010		2,125,000	2,024,063
Virgin Media Finance PLC:
8.75%, 4/15/2014	EUR	55,000	71,756
8.75%, 4/15/2014		1,700,000	1,657,500
Series 1, 9.5%, 8/15/2016		1,000,000	985,000
Wind Acquisition Finance SA:
144A, 9.75%, 12/1/2015	EUR	1,515,000	2,061,557
144A, 10.75%, 12/1/2015		85,000	85,000
			27,509,438
Health Care 5.7%
Community Health Systems, Inc., 8.875%, 7/15/2015		2,270,000	2,224,600
HCA, Inc.:
144A, 8.5%, 4/15/2019		390,000	382,200
9.125%, 11/15/2014		760,000	752,400
9.25%, 11/15/2016		2,040,000	2,009,400
9.625%, 11/15/2016 (PIK)		809,000	800,910
HEALTHSOUTH Corp., 10.75%, 6/15/2016		290,000	291,450
IASIS Healthcare LLC, 8.75%, 6/15/2014		525,000	514,500
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)		515,000	396,550
The Cooper Companies, Inc., 7.125%, 2/15/2015		840,000	783,300
Valeant Pharmaceuticals International, 144A, 8.375%, 6/15/2016		300,000	297,750
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015		715,000	697,125
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014		1,095,000	1,048,463
			10,198,648
		Principal Amount ($) (a)	Value ($)

Industrials 7.1%
Actuant Corp., 6.875%, 6/15/2017		300,000	273,000
ARAMARK Corp., 8.5%, 2/1/2015 (b)		745,000	722,650
BE Aerospace, Inc., 8.5%, 7/1/2018		300,000	282,750
Belden, Inc., 7.0%, 3/15/2017		420,000	371,700
Bombardier, Inc.:
144A, 6.3%, 5/1/2014		275,000	240,625
144A, 6.75%, 5/1/2012		190,000	178,600
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035		145,000	135,779
Congoleum Corp., 8.625%, 8/1/2008**		1,200,000	360,000
Corrections Corp. of America, 7.75%, 6/1/2017		35,000	34,475
Esco Corp.:
144A, 4.504%***, 12/15/2013		430,000	335,938
144A, 8.625%, 12/15/2013		340,000	294,100
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		300,000	257,250
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012		435,000	269,700
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		1,045,000	877,800
7.625%, 12/1/2013		1,085,000	933,100
9.375%, 5/1/2012		900,000	855,000
Kansas City Southern Railway Co., 8.0%, 6/1/2015 (b)		655,000	609,150
Mobile Mini, Inc., 9.75%, 8/1/2014		420,000	402,150
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		605,000	496,100
Owens Corning, Inc., 9.0%, 6/15/2019		225,000	218,244
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017**		1,185,000	60,731
RailAmerica, Inc., 144A, 9.25%, 7/1/2017		380,000	366,700
RBS Global, Inc. & Rexnord Corp., 9.5%, 8/1/2014		335,000	286,425
Titan International, Inc., 8.0%, 1/15/2012		1,190,000	1,076,950
TransDigm, Inc., 7.75%, 7/15/2014		260,000	247,000
United Rentals North America, Inc.:
6.5%, 2/15/2012		735,000	712,950
7.0%, 2/15/2014		985,000	805,237
144A, 10.875%, 6/15/2016		390,000	374,400
US Concrete, Inc., 8.375%, 4/1/2014		470,000	307,850
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011		250,000	156,250
			12,542,604
Information Technology 3.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		570,000	323,475
L-3 Communications Corp.:
5.875%, 1/15/2015		1,280,000	1,136,000
Series B, 6.375%, 10/15/2015		705,000	639,787
7.625%, 6/15/2012		1,055,000	1,057,637
MasTec, Inc., 7.625%, 2/1/2017		610,000	528,413
Seagate Technology International, 144A, 10.0%, 5/1/2014		235,000	242,344
		Principal Amount ($) (a)	Value ($)

SunGard Data Systems, Inc., 10.25%, 8/15/2015		1,360,000	1,256,300
Vangent, Inc., 9.625%, 2/15/2015		350,000	290,500
			5,474,456
Materials 10.7%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		235,000	152,750
ARCO Chemical Co., 9.8%, 2/1/2020**		3,270,000	1,030,050
Ashland, Inc., 144A, 9.125%, 6/1/2017		260,000	270,400
Cascades, Inc., 7.25%, 2/15/2013		231,000	201,548
Clondalkin Acquisition BV, 144A, 2.629%***, 12/15/2013		540,000	369,900
CPG International I, Inc., 10.5%, 7/1/2013		880,000	492,800
Crown Americas LLC, 144A, 7.625%, 5/15/2017		40,000	38,600
Domtar Corp., 10.75%, 6/1/2017		380,000	364,800
Dow Chemical Co., 8.55%, 5/15/2019		385,000	385,685
Exopack Holding Corp., 11.25%, 2/1/2014		1,415,000	1,160,300
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015		1,005,000	1,015,050
8.375%, 4/1/2017		1,965,000	1,979,737
GEO Specialty Chemicals, Inc.:
144A, 7.5%***, 3/31/2015 (PIK)		1,289,555	838,211
10.0%, 3/31/2015		1,277,440	830,336
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		420,000	390,600
144A, 8.25%, 5/1/2016		500,000	485,000
9.5%, 12/1/2011		330,000	339,900
Graphic Packaging International, Inc., 144A, 9.5%, 6/15/2017		455,000	448,175
Hexcel Corp., 6.75%, 2/1/2015		1,425,000	1,321,688
Huntsman International LLC:
144A, 6.875%, 11/15/2013	EUR	605,000	619,568
7.375%, 1/1/2015		235,000	184,475
Huntsman LLC, 11.625%, 10/15/2010		137,000	140,425
Innophos, Inc., 8.875%, 8/15/2014		170,000	155,550
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		1,030,000	924,425
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		200,000	92,000
NewMarket Corp., 7.125%, 12/15/2016		1,005,000	904,500
Owens-Brockway Glass Container, Inc., 144A, 7.375%, 5/15/2016		230,000	223,100
Pliant Corp., 11.85%, 6/15/2009**		11	7
Radnor Holdings Corp., 11.0%, 3/15/2010**		265,000	345
Silgan Holdings, Inc., 144A, 7.25%, 8/15/2016		415,000	398,400
Teck Resources Ltd.:
144A, 9.75%, 5/15/2014		375,000	388,125
		Principal Amount ($) (a)	Value ($)

144A, 10.25%, 5/15/2016		375,000	392,813
144A, 10.75%, 5/15/2019		945,000	1,015,875
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		815,000	744,706
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		770,000	656,425
			18,956,269
Telecommunication Services 9.1%
BCM Ireland Preferred Equity Ltd., 144A, 8.281%***, 2/15/2017 (PIK)	EUR	567,388	158,546
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		85,000	82,875
Centennial Communications Corp., 10.0%, 1/1/2013		290,000	305,950
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		1,030,000	942,450
8.375%, 1/15/2014		450,000	416,250
Cricket Communications, Inc.:
9.375%, 11/1/2014		1,710,000	1,684,350
10.0%, 7/15/2015		780,000	774,150
Crown Castle International Corp., 9.0%, 1/15/2015		775,000	788,562
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		278,182	158,564
Hellas Telecommunications Luxembourg V, 144A, 4.935%***, 10/15/2012	EUR	230,000	216,179
Hughes Network Systems LLC, 144A, 9.5%, 4/15/2014		980,000	955,500
Intelsat Corp.:
144A, 9.25%, 8/15/2014		160,000	154,800
144A, 9.25%, 6/15/2016		1,735,000	1,661,262
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/2016 (b)		65,000	66,300
Intelsat Subsidiary Holding Co., Ltd.:
8.875%, 1/15/2015		165,000	159,225
144A, 8.875%, 1/15/2015 (b)		960,000	926,400
iPCS, Inc., 3.153%***, 5/1/2013 (b)		200,000	158,000
MetroPCS Wireless, Inc.:
9.25%, 11/1/2014		1,600,000	1,590,000
144A, 9.25%, 11/1/2014		625,000	618,750
Millicom International Cellular SA, 10.0%, 12/1/2013		1,530,000	1,551,037
Qwest Corp.:
144A, 8.375%, 5/1/2016		255,000	246,075
8.875%, 3/15/2012		215,000	216,613
Stratos Global Corp., 9.875%, 2/15/2013		330,000	330,000
Telesat Canada, 144A, 11.0%, 11/1/2015		1,545,000	1,583,625
Windstream Corp.:
7.0%, 3/15/2019		430,000	374,100
8.625%, 8/1/2016		70,000	67,025
			16,186,588
Utilities 8.9%
AES Corp.:
8.0%, 10/15/2017		415,000	385,950
8.0%, 6/1/2020		525,000	471,188
144A, 8.75%, 5/15/2013		2,784,000	2,825,760
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		3,080,000	3,204,718
CMS Energy Corp., 8.5%, 4/15/2011		925,000	957,412
		Principal Amount ($) (a)	Value ($)

Energy Future Holdings Corp., 10.875%, 11/1/2017		565,000	412,450
Knight, Inc., 6.5%, 9/1/2012		205,000	200,388
Mirant Americas Generation LLC, 8.3%, 5/1/2011		1,375,000	1,371,562
Mirant North America LLC, 7.375%, 12/31/2013		270,000	259,200
NRG Energy, Inc.:
7.25%, 2/1/2014		915,000	887,550
7.375%, 2/1/2016		1,060,000	1,003,025
7.375%, 1/15/2017		990,000	933,075
8.5%, 6/15/2019		1,160,000	1,123,750
NV Energy, Inc.:
6.75%, 8/15/2017		855,000	774,486
8.625%, 3/15/2014		200,000	197,001
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		1,165,000	725,213
			15,732,728
Total Corporate Bonds (Cost $185,784,222)			160,538,901

Loan Participations and Assignments 5.7%
Senior Loans***
Alliance Mortgage Cycle Loan, Term Loan A, LIBOR plus 7.25%, 8.856%, 6/1/2010**		700,000	0
Buffets, Inc.:
Letter of Credit Term Loan B, LIBOR plus 7.25%, 7.848%, 5/1/2013		83,123	37,405
Incremental Term Loan, LIBOR (3% floor) plus 15.0%, 18.0%, 4/30/2012		233,196	221,536
Second Lien Term Loan, LIBOR plus 1.0%, plus 16.25% (PIK), 19.121%, 5/1/2013		395,495	158,198
Charter Communications Operating LLC:
Term Loan, Prime plus 3.0%, 6.25%, 3/6/2014		2,552,577	2,306,892
Term Loan, Prime plus 6.0%, 9.25%, 3/6/2014		1,266,140	1,248,414
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 2.5%, 2.81%, 6/20/2013		282,841	229,808
Golden Nugget, Inc., Second Lien Term Loan, LIBOR plus 3.25%, 3.56%, 12/31/2014		460,000	184,000
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit, LIBOR plus 2.1%, 2.598%, 3/26/2014		12,291	8,450
Term Loan, LIBOR plus 2.0%, 2.598%, 3/26/2014		208,778	143,535
Hexion Specialty Chemicals, Inc.:
Term Loan C2, LIBOR plus 2.25%, 2.875%, 5/6/2013		256,789	176,414
Term Loan C1, LIBOR plus 2.25%, 3.5%, 5/6/2013		1,094,985	752,255
IASIS Healthcare LLC, Term Loan, LIBOR plus 5.25%, 6.289%, 6/13/2014 (PIK)		541,493	423,718
		Principal Amount ($) (a)	Value ($)

Momentive Performance Materials, Inc., Term Loan B, LIBOR plus 2.25%, 2.563%, 12/4/2013		180,000	139,275
Nuveen Investments, Inc., Term Loan, LIBOR plus 3.0%, 11/13/2014		380,000	302,575
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 3.289%, 9/30/2014		412,595	299,132
Sbarro, Inc., Term Loan, LIBOR plus 4.5%, 4.81%, 1/31/2014		305,000	237,392
Texas Competitive Electric Holdings Co., LLC:
Term Loan B2, LIBOR plus 3.5%, 3.821%, 10/10/2014		363,406	260,722
Term Loan B3, LIBOR plus 3.5%, 3.821%, 10/10/2014		3,738,413	2,675,731
Tribune Co., Term Loan B, Prime plus 2.0%, 5.25%, 6/4/2014**		829,426	284,340
Total Loan Participations and Assignments (Cost $13,369,826)			10,089,792

Preferred Securities 0.5%
Financials 0.2%
Xerox Capital Trust I, 8.0%, 2/1/2027		315,000	239,400
Materials 0.3%
Hercules, Inc., 6.5%, 6/30/2029		1,100,000	594,000
Total Preferred Securities (Cost $1,023,773)			833,400
	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	18,256	21,907
Vertis Holdings, Inc.*	9,993	0
		21,907
Materials 0.0%
GEO Specialty Chemicals, Inc.*	24,225	20,592
GEO Specialty Chemicals, Inc. 144A*	2,206	1,875
		22,467
Total Common Stocks (Cost $290,952)		44,374

Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 12.0%*	3	0
Series AI, 144A, 12.0%*	30,000	0
Series B, 12.0%*	5,000	0
Total Preferred Stocks (Cost $46,019)		0

Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	149,500	8,395
	Shares	Value ($)

Industrials 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*	95	0
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	1,100	0
Total Warrants (Cost $244,287)		8,395

Securities Lending Collateral 3.1%
Daily Assets Fund Institutional, 0.48% (d) (e) (Cost $5,557,648)	5,557,648	5,557,648
	Shares	Value ($)

Cash Equivalents 1.5%
Cash Management QP Trust, 0.27% (d) (Cost $2,580,662)	2,580,662	2,580,662
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $208,897,389)+	101.2	179,653,172
Other Assets and Liabilities, Net	(1.2)	(2,071,117)
Net Assets	100.0	177,582,055
* Non-income producing security.
** Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	8.856%	6/1/2010	700,000	USD	700,000	0
ARCO Chemical Co.	9.8%	2/1/2020	3,270,000	USD	3,694,081	1,030,050
Buffalo Thunder Development Authority	9.375%	12/15/2014	250,000	USD	250,000	35,000
CanWest MediaWorks LP	9.25%	8/1/2015	340,000	USD	340,000	34,000
Congoleum Corp.	8.625%	8/1/2008	1,200,000	USD	1,021,050	360,000
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	490,000	USD	495,962	18,375
Idearc, Inc.	8.0%	11/15/2016	920,000	USD	936,284	24,150
New ASAT (Finance) Ltd.	9.25%	2/1/2011	575,000	USD	519,944	719
Pliant Corp.	11.85%	6/15/2009	11	USD	11	7
Quebecor World, Inc.	9.75%	1/15/2015	420,000	USD	420,000	37,800
R.H. Donnelley Corp.	8.875%	10/15/2017	1,185,000	USD	1,185,208	60,731
Radnor Holdings Corp.	11.0%	3/15/2010	265,000	USD	234,313	345
Tribune Co.	5.25%	6/4/2014	829,426	USD	828,907	284,340
Tropicana Entertainment LLC	9.625%	12/15/2014	1,220,000	USD	959,601	10,675
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	105,000	USD	107,100	12,994
Young Broadcasting, Inc.	8.75%	1/15/2014	2,040,000	USD	1,981,498	5,100
					13,673,959	1,914,286
*** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2009.
+ The cost for federal income tax purposes was $209,420,425. At June 30, 2009, net unrealized depreciation for all securities based on tax cost was $29,767,253. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,752,209 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $33,519,462.
(a) Principal amount stated in US dollars unless otherwise noted.
(b) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2009 amounted to $5,360,137, which is 3.0% of net assets.
(c) Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 12/31/2009.
(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.

PIK: Denotes that all or a portion of the income is paid in-kind.

Prime: Interest rate charged by banks to their most credit worthy customers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At June 30, 2009, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
EUR	5,475,700	USD	7,572,745	7/14/2009	(108,939)
EUR	26,200	USD	36,654	7/14/2009	(101)
Total unrealized depreciation					(109,040)
Currency Abbreviations
EUR Euro USD United States Dollar

For information on the Portfolio's policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income (f)
Corporate Bonds	$ —	$ 158,091,924	$ 2,446,977	$ 160,538,901
Loan Participation & Assignments	—	9,021,453	1,068,339	10,089,792
Preferred Securities	—	833,400	—	833,400
Common Stock and/or Other Equity Investments (f)	—	21,907	30,862	52,769
Short-Term Investments (f)	$ 5,557,648	$ 2,580,662	$ —	$ 8,138,310
Total	$ 5,557,648	$ 170,549,346	$ 3,546,178	$ 179,653,172
Liabilities
Derivatives (g)	—	(109,040)	—	(109,040)
Total	$ —	$ (109,040)	$ —	$ (109,040)
(f) See Investment Portfolio for additional detailed categorizations.
(g) Derivatives include unrealized appreciation (depreciation) on open forward foreign currency exchange contracts.

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participation and Assignments	Other Investments	Common Stock and/or Other Equity Investments	Total
Balance as of December 31, 2008	$ 110,737	$ 1,327,844	$ 528,000	$ 34,196	$ 2,000,777
Realized gains (loss)	—	(98,430)	—	—	(98,430)
Change in unrealized appreciation (depreciation)	(1,019,078)	146,293	417,336	(247,620)	(703,069)
Amortization premium/discount	6,939	7,476	994	—	15,409
Net purchases (sales)	1,571,828	(314,844)	(946,330)	244,286	554,940
Net transfers in (out) of Level 3	1,776,551	—	—	—	1,776,551
Balance as of June 30, 2009	$ 2,446,977	$ 1,068,339	$ —	$ 30,862	$ 3,546,178
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2009	$ (958,524)	$ (38,262)	$ —	$ (3,335)	$ (1,000,121)

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $200,759,079) — including $5,360,137 of securities loaned	$ 171,514,862
Investments in Daily Assets Fund Institutional (cost $5,557,648)*	5,557,648
Investment in Cash Management QP Trust (cost $2,580,662)	2,580,662
Total investments, at value (cost $208,897,389)	179,653,172
Cash	86,832
Foreign currency, at value (cost $93,988)	93,988
Receivable for investments sold	1,029,984
Receivable for Portfolio shares sold	9,108
Interest receivable	3,642,140
Foreign taxes recoverable	6,281
Total assets	184,521,505
Liabilities
Payable for investments purchased	677,653
Payable for Portfolio shares redeemed	252,299
Payable upon return of securities loaned	5,557,648
Net payable on closed forward currency exchange contracts	5,471
Unrealized depreciation on open forward foreign currency exchange contracts	109,040
Accrued management fee	72,461
Other accrued expenses and payables	264,878
Total liabilities	6,939,450
Net assets, at value	$ 177,582,055
Net Assets Consist of
Undistributed net investment income	6,462,727
Net unrealized appreciation (depreciation) on: Investments	(29,244,217)
Foreign currency	(106,824)
Accumulated net realized gain (loss)	(132,913,161)
Paid-in capital	333,383,530
Net assets, at value	$ 177,582,055
Class A Net Asset Value, offering and redemption price per share ($177,447,214 ÷ 31,862,326 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 5.57
Class B Net Asset Value, offering and redemption price per share ($134,841 ÷ 24,088 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 5.60
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Interest (net of foreign taxes withheld of $164)	$ 7,681,447
Interest — Cash Management QP Trust	30,339
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	11,807
Total Income	7,723,593
Expenses: Management fee	402,015
Administration fee	80,403
Custodian fee	9,876
Distribution service fee (Class B)	170
Services to shareholders	766
Legal fees	7,341
Audit and tax fees	34,478
Trustees' fees and expenses	7,595
Reports to shareholders	46,205
Other	14,912
Total expenses before expense reductions	603,761
Expense reductions	(6)
Total expenses after expense reductions	603,755
Net investment income (loss)	7,119,838
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(12,406,565)
Credit default swap contracts	291,737
Foreign currency	(14,184)
(12,129,012)
Change in net unrealized appreciation (depreciation) on: Investments	34,709,836
Credit default swap contracts	(288,556)
Foreign currency	(247,338)
34,173,942
Net gain (loss)	22,044,930
Net increase (decrease) in net assets resulting from operations	$ 29,164,768

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income	$ 7,119,838	$ 17,807,765
Net realized gain (loss)	(12,129,012)	(22,467,601)
Change in net unrealized appreciation (depreciation)	34,173,942	(46,037,011)
Net increase (decrease) in net assets resulting from operations	29,164,768	(50,696,847)
Distributions to shareholders from: Net investment income: Class A	(18,645,480)	(23,705,161)
Class B	(15,950)	(925,654)
Total distributions	(18,661,430)	(24,630,815)
Portfolio share transactions: Class A Proceeds from shares sold	28,119,593	34,048,144
Reinvestment of distributions	18,645,480	23,705,161
Cost of shares redeemed	(33,558,342)	(77,354,304)
Net increase (decrease) in net assets from Class A share transactions	13,206,731	(19,600,999)
Class B Proceeds from shares sold	1,326	76,767
Reinvestment of distributions	15,950	925,654
Cost of shares redeemed	(24,503)	(9,671,811)
Net increase (decrease) in net assets from Class B share transactions	(7,227)	(8,669,390)
Increase (decrease) in net assets	23,702,842	(103,598,051)
Net assets at beginning of period	153,879,213	257,477,264
Net assets at end of period (including undistributed net investment income of $6,462,727 and $18,004,319, respectively)	$ 177,582,055	$ 153,879,213
Other Information
Class A Shares outstanding at beginning of period	29,000,230	31,702,335
Shares sold	5,199,572	5,474,310
Shares issued to shareholders in reinvestment of distributions	3,844,429	3,511,876
Shares redeemed	(6,181,905)	(11,688,291)
Net increase (decrease) in Class A shares	2,862,096	(2,702,105)
Shares outstanding at end of period	31,862,326	29,000,230
Class B Shares outstanding at beginning of period	25,274	1,262,331
Shares sold	269	10,281
Shares issued to shareholders in reinvestment of distributions	3,268	136,728
Shares redeemed	(4,723)	(1,384,066)
Net increase (decrease) in Class B shares	(1,186)	(1,237,057)
Shares outstanding at end of period	24,088	25,274

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 5.30	$ 7.81	$ 8.38	$ 8.23	$ 8.78	$ 8.43
Income (loss) from investment operations: Net investment income[b]	.24	.57	.63	.62	.68	.67
Net realized and unrealized gain (loss)	.69	(2.29)	(.54)	.19	(.38)	.31
Total from investment operations	.93	(1.72)	.09	.81	.30	.98
Less distributions from: Net investment income	(.66)	(.79)	(.66)	(.66)	(.85)	(.63)
Net asset value, end of period	$ 5.57	$ 5.30	$ 7.81	$ 8.38	$ 8.23	$ 8.78
Total Return (%)	19.04**	(23.94)[c]	.96	10.47	3.89	12.42
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	177	154	248	322	344	393
Ratio of expenses before expense reductions (%)	.75*	.80	.69	.71	.70	.66
Ratio of expenses after expense reductions (%)	.75*	.79	.69	.71	.70	.66
Ratio of net investment income (%)	8.86*	8.42	7.84	7.73	8.27	8.11
Portfolio turnover rate (%)	30**	38	61	93	100	162
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Class B Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 5.31	$ 7.81	$ 8.38	$ 8.22	$ 8.77	$ 8.41
Income (loss) from investment operations: Net investment income[b]	.23	.53	.60	.59	.65	.64
Net realized and unrealized gain (loss)	.70	(2.27)	(.54)	.20	(.39)	.32
Total from investment operations	.93	(1.74)	.06	.79	.26	.96
Less distributions from: Net investment income	(.64)	(.76)	(.63)	(.63)	(.81)	(.60)
Net asset value, end of period	$ 5.60	$ 5.31	$ 7.81	$ 8.38	$ 8.22	$ 8.77
Total Return (%)	18.84**	(24.13)[c]	.54	10.11	3.41	12.08
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.1	.1	10	53	56	57
Ratio of expenses before expense reductions (%)	1.03*	1.25	1.08	1.10	1.10	1.06
Ratio of expenses after expense reductions (%)	1.03*	1.23	1.08	1.10	1.10	1.06
Ratio of net investment income (%)	8.58*	7.98	7.45	7.34	7.87	7.71
Portfolio turnover rate (%)	30**	38	61	93	100	162
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Performance Summary June 30, 2009

DWS Large Cap Value VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying Portfolio, their performance will differ.

The total annual Portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 are .84% and 1.20% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

Risk Considerations

The Portfolio is subject to stock market risk. The Portfolio may focus its investments on certain economic sectors, thereby increasing its vulnerability to any single economic, political or regulatory development. This may result in greater share price volatility. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Portfolio returns shown for the 1-year, 3-year, 5-year and 10-year periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Large Cap Value VIP
[] DWS Large Cap Value VIP — Class A [] Russell 1000® Value Index

The Russell 1000® Value Index is an unmanaged index, which consists of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted-growth values.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Large Cap Value VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,713	$7,052	$8,563	$9,739	$10,629
	Average annual total return	7.13%	-29.48%	-5.04%	-.53%	.61%
Russell 1000 Value Index	Growth of $10,000	$9,713	$7,097	$7,025	$8,982	$9,853
	Average annual total return	-2.87%	-29.03%	-11.11%	-2.13%	-.15%
DWS Large Cap Value VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$10,692	$7,028	$8,465	$9,557	$11,370
	Average annual total return	6.92%	-29.72%	-5.40%	-.90%	1.85%
Russell 1000 Value Index	Growth of $10,000	$9,713	$7,097	$7,025	$8,982	$10,769
	Average annual total return	-2.87%	-29.03%	-11.11%	-2.13%	1.06%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS Large Cap Value VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,071.30	$ 1,069.20
Expenses Paid per $1,000*	$ 4.47	$ 6.00
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,020.48	$ 1,018.99
Expenses Paid per $1,000*	$ 4.36	$ 5.86
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS Large Cap Value VIP	.87%	1.17%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS Large Cap Value VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/09	12/31/08

Common Stocks	98%	100%
Cash Equivalents	2%	—
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/09	12/31/08

Energy	20%	18%
Health Care	15%	16%
Utilities	13%	11%
Consumer Staples	12%	9%
Financials	12%	14%
Industrials	7%	9%
Telecommunication Services	7%	5%
Materials	7%	5%
Consumer Discretionary	4%	4%
Information Technology	3%	9%
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 154. A complete list of portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2009 (Unaudited)

DWS Large Cap Value VIP

	Shares	Value ($)

Common Stocks 98.3%
Consumer Discretionary 4.0%
Distributors 1.6%
Genuine Parts Co.	99,521	3,339,925
Hotels Restaurants & Leisure 2.4%
Burger King Holdings, Inc.	53,486	923,703
Carnival Corp. (Units) (a)	157,576	4,060,734
		4,984,437
Consumer Staples 12.2%
Beverages 1.0%
PepsiCo, Inc.	38,685	2,126,128
Food & Staples Retailing 3.2%
CVS Caremark Corp. (a)	122,053	3,889,829
Kroger Co.	123,753	2,728,754
		6,618,583
Food Products 4.1%
General Mills, Inc.	47,827	2,679,268
Kellogg Co. (a)	85,268	3,970,931
Kraft Foods, Inc. "A"	66,400	1,682,576
		8,332,775
Tobacco 3.9%
Altria Group, Inc.	264,183	4,329,959
Philip Morris International, Inc. (a)	85,995	3,751,102
		8,081,061
Energy 19.7%
Energy Equipment & Services 5.2%
ENSCO International, Inc.	75,271	2,624,700
Noble Corp.	71,311	2,157,158
Transocean Ltd.*	79,264	5,888,522
		10,670,380
Oil, Gas & Consumable Fuels 14.5%
Chevron Corp.	51,333	3,400,811
ConocoPhillips	105,595	4,441,326
Devon Energy Corp. (a)	34,210	1,864,445
ExxonMobil Corp.	59,103	4,131,891
Marathon Oil Corp.	119,676	3,605,838
Nexen, Inc.	122,632	2,654,983
Noble Energy, Inc.	52,918	3,120,574
Suncor Energy, Inc.	125,299	3,801,572
Sunoco, Inc.	124,717	2,893,434
		29,914,874
Financials 11.3%
Capital Markets 0.9%
Greenhill & Co., Inc. (a)	12,787	923,349
Northern Trust Corp.	17,893	960,496
		1,883,845
Commercial Banks 1.0%
Cullen/Frost Bankers, Inc.	20,216	932,362
M&T Bank Corp. (a)	20,404	1,039,176
		1,971,538
Diversified Financial Services 2.5%
Bank of America Corp. (a)	184,877	2,440,376
JPMorgan Chase & Co.	39,288	1,340,114
NYSE Euronext	52,474	1,429,917
		5,210,407
	Shares	Value ($)

Insurance 6.1%
Alleghany Corp.*	1	255
Allstate Corp.	81,329	1,984,427
Assurant, Inc.	87,363	2,104,575
Chubb Corp.	22,077	880,431
Cincinnati Financial Corp.	39,016	872,007
Fidelity National Financial, Inc. "A"	77,636	1,050,415
First American Corp.	33,969	880,137
HCC Insurance Holdings, Inc.	36,115	867,121
MetLife, Inc.	64,507	1,935,855
Odyssey Re Holdings Corp.	24,118	964,238
PartnerRe Ltd.	15,700	1,019,715
		12,559,176
Thrifts & Mortgage Finance 0.8%
New York Community Bancorp., Inc.	83,275	890,209
People's United Financial, Inc.	52,019	782,366
		1,672,575
Health Care 14.6%
Health Care Equipment & Supplies 2.4%
Baxter International, Inc. (a)	42,864	2,270,077
Becton, Dickinson & Co.	38,376	2,736,593
		5,006,670
Health Care Providers & Services 3.8%
McKesson Corp.	66,565	2,928,860
Medco Health Solutions, Inc.*	56,636	2,583,168
WellPoint, Inc.*	45,227	2,301,602
		7,813,630
Life Sciences Tools & Services 1.2%
Thermo Fisher Scientific, Inc.*	61,144	2,492,841
Pharmaceuticals 7.2%
Abbott Laboratories	22,083	1,038,784
Bristol-Myers Squibb Co.	44,814	910,172
Merck & Co., Inc. (a)	143,281	4,006,137
Mylan, Inc.*	42,312	552,172
Teva Pharmaceutical Industries Ltd. (ADR) (a)	91,395	4,509,429
Wyeth	83,278	3,779,989
		14,796,683
Industrials 7.3%
Aerospace & Defense 3.0%
Honeywell International, Inc.	108,620	3,410,668
United Technologies Corp.	56,037	2,911,682
		6,322,350
Electrical Equipment 1.9%
Emerson Electric Co.	120,125	3,892,050
Machinery 1.4%
Dover Corp.	88,418	2,925,752
Road & Rail 1.0%
Norfolk Southern Corp.	53,785	2,026,081
Information Technology 3.3%
Communications Equipment 2.0%
Brocade Communications Systems, Inc.*	298,929	2,337,625
Nokia Oyj (ADR)	124,288	1,812,119
		4,149,744
Software 1.3%
Microsoft Corp. (a)	116,132	2,760,457
	Shares	Value ($)

Materials 6.4%
Chemicals 3.9%
Air Products & Chemicals, Inc. (a)	68,445	4,420,863
Praxair, Inc.	52,505	3,731,530
		8,152,393
Containers & Packaging 1.4%
Sonoco Products Co.	119,141	2,853,427
Metals & Mining 1.1%
Kinross Gold Corp.	123,855	2,247,968
Telecommunication Services 7.0%
Diversified Telecommunication Services 6.0%
AT&T, Inc.	250,231	6,215,738
Deutsche Telekom AG (ADR)	178,000	2,100,400
Verizon Communications, Inc. (a)	130,954	4,024,216
		12,340,354
Wireless Telecommunication Services 1.0%
Vodafone Group PLC (ADR)	107,402	2,093,265
Utilities 12.5%
Electric Utilities 10.3%
Allegheny Energy, Inc.	114,149	2,927,922
American Electric Power Co., Inc.	87,419	2,525,535
Duke Energy Corp.	212,705	3,103,366
Entergy Corp.	31,073	2,408,779
Exelon Corp.	32,689	1,674,004
	Shares	Value ($)

FirstEnergy Corp.	76,836	2,977,395
FPL Group, Inc.	58,560	3,329,721
Southern Co.	75,696	2,358,687
		21,305,409
Multi-Utilities 2.2%
PG&E Corp. (a)	117,288	4,508,551
Total Common Stocks (Cost $196,550,030)		203,053,329

Securities Lending Collateral 18.3%
Daily Assets Fund Institutional, 0.48% (b) (c) (Cost $37,728,050)	37,728,050	37,728,050

Cash Equivalents 2.4%
Cash Management QP Trust, 0.27% (b) (Cost $4,920,156)	4,920,156	4,920,156
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $239,198,236)+	119.0	245,701,535
Other Assets and Liabilities, Net	(19.0)	(39,273,036)
Net Assets	100.0	206,428,499
* Non-income producing security.
+ The cost for federal income tax purposes was $242,585,346. At June 30, 2009, net unrealized appreciation for all securities based on tax cost was $3,116,189. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,389,797 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,273,608.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2009 amounted to $36,705,599, which is 17.8% of net assets.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

ADR: American Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stock and/or Other Equity Investments (d)	$ 203,053,329	$ —	$ —	$ 203,053,329
Short-Term Investments (d)	37,728,050	4,920,156	—	42,648,206
Total	$ 240,781,379	$ 4,920,156	$ —	$ 245,701,535
(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $196,550,030) — including $36,705,599 of securities loaned	$ 203,053,329
Investment in Daily Assets Fund Institutional (cost $37,728,050)*	37,728,050
Investment in Cash Management QP Trust (cost $4,920,156)	4,920,156
Total investments, at value (cost $239,198,236)	245,701,535
Cash	23,300
Receivable for investments sold	1,237,929
Dividends receivable	417,792
Interest receivable	10,786
Receivable for Portfolio shares sold	115,943
Foreign taxes recoverable	21,920
Other assets	550
Total assets	247,529,755
Liabilities
Payable upon return of securities loaned	37,728,050
Payable for Portfolio shares redeemed	566,669
Payable for investments purchased	2,494,953
Accrued management fee	106,990
Other accrued expenses and payables	204,594
Total liabilities	41,101,256
Net assets, at value	$ 206,428,499
Net Assets Consist of
Undistributed net investment income	1,610,159
Net unrealized appreciation (depreciation) on: Investments	6,503,299
Foreign currency	1,270
Accumulated net realized gain (loss)	(38,437,256)
Paid-in capital	236,751,027
Net assets, at value	$ 206,428,499
Class A Net Asset Value, offering and redemption price per share ($205,756,332 ÷ 22,180,044 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 9.28
Class B Net Asset Value, offering and redemption price per share ($672,167 ÷ 72,314 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 9.30
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $22,138)	$ 2,234,524
Interest	2,916
Interest — Cash Management QP Trust	9,112
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	38,671
Total Income	2,285,223
Expenses: Management fee	459,755
Administration fee	70,732
Services to shareholders	799
Custodian fee	7,477
Professional fees	33,027
Distribution service fee (Class B)	561
Record keeping fees (Class B)	80
Trustees' fees and expenses	7,821
Reports to shareholders	30,760
Other	6,404
Total expenses	617,416
Net investment income (loss)	1,667,807
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(9,569,612)
Futures	(17,763)
Foreign currency	1,179
(9,586,196)
Change in net unrealized appreciation (depreciation) on: Investments	19,760,106
Foreign currency	1,636
19,761,742
Net gain (loss)	10,175,546
Net increase (decrease) in net assets resulting from operations	$ 11,843,353

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income (loss)	$ 1,667,807	$ 2,962,040
Net realized gain (loss)	(9,586,196)	(26,840,748)
Change in net unrealized appreciation (depreciation)	19,761,742	(52,635,662)
Net increase (decrease) in net assets resulting from operations	11,843,353	(76,514,370)
Distributions to shareholders from: Net investment income: Class A	(2,847,989)	(3,899,692)
Class B	(9,025)	(108,225)
Net realized gains: Class A	—	(50,886,890)
Class B	—	(1,761,177)
Total distributions	$ (2,857,014)	$ (56,655,984)
Portfolio share transactions: Class A Proceeds from shares sold	2,289,397	23,340,147
Net assets acquired in tax free reorganization	107,453,089	—
Reinvestment of distributions	2,847,989	54,786,582
Cost of shares redeemed	(33,732,285)	(58,393,451)
Net increase (decrease) in net assets from Class A share transactions	78,858,190	19,733,278
Class B Proceeds from shares sold	147,583	480,950
Net assets acquired in tax free reorganization	202,242	—
Reinvestment of distributions	9,025	1,869,402
Cost of shares redeemed	(11,224)	(7,955,451)
Net increase (decrease) in net assets from Class B share transactions	347,626	(5,605,099)
Increase (decrease) in net assets	88,192,155	(119,042,175)
Net assets at beginning of period	118,236,344	237,278,519
Net assets at end of period (including undistributed net investment income of $1,610,159 and $2,799,366, respectively)	$ 206,428,499	$ 118,236,344
Other Information
Class A Shares outstanding at beginning of period	13,220,277	11,941,625
Shares sold	259,630	1,675,530
Shares issued in tax free reorganization	12,224,432	—
Shares issued to shareholders in reinvestment of distributions	355,554	4,201,425
Shares redeemed	(3,879,849)	(4,598,303)
Net increase (decrease) in Class A shares	8,959,767	1,278,652
Shares outstanding at end of period	22,180,044	13,220,277
Class B Shares outstanding at beginning of period	32,776	412,771
Shares sold	16,721	38,113
Shares issued in tax free reorganization	22,957	—
Shares issued to shareholders in reinvestment of distributions	1,124	143,030
Shares redeemed	(1,264)	(561,138)
Net increase (decrease) in Class B shares	39,538	(379,995)
Shares outstanding at end of period	72,314	32,776

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 8.92	$ 19.21	$ 17.96	$ 15.81	$ 15.79	$ 14.57
Income (loss) from investment operations: Net investment income (loss)[b]	.10	.21	.26	.29[d]	.26	.27
Net realized and unrealized gain (loss)	.50	(5.68)	1.98	2.12	.04	1.18
Total from investment operations	.60	(5.47)	2.24	2.41	.30	1.45
Less distributions from: Net investment income	(.24)	(.34)	(.32)	(.26)	(.28)	(.23)
Net realized gains	—	(4.48)	(.67)	—	—	—
Total Distributions	(.24)	(4.82)	(.99)	(.26)	(.28)	(.23)
Net asset value, end of period	$ 9.28	$ 8.92	$ 19.21	$ 17.96	$ 15.81	$ 15.79
Total Return (%)	7.13**	(36.40)[c]	13.15[c,e]	15.41[d]	1.97[c]	10.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	206	118	229	275	268	274
Ratio of expenses before expense reductions (%)	.87*	.87	.83	.83	.80	.80
Ratio of expenses after expense reductions (%)	.87*	.86	.82	.83	.80	.80
Ratio of net investment income (loss) (%)	2.36*	1.59	1.43	1.73[d]	1.64	1.84
Portfolio turnover rate (%)	68**	97	103	76	64	40
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.008 per share and an increase in the ratio of net investment income of 0.04%. Excluding this non-recurring income, total return would have been 0.04% lower.
[e] Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as the result of certain operation errors during the period. Excluding this reimbursement, total return would have been 0.04% lower.
* Annualized ** Not annualized

Class B Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 8.92	$ 19.20	$ 17.94	$ 15.79	$ 15.77	$ 14.55
Income (loss) from investment operations: Net investment income (loss)[b]	.09	.12	.19	.23[d]	.19	.22
Net realized and unrealized gain (loss)	.50	(5.64)	1.99	2.11	.05	1.17
Total from investment operations	.59	(5.52)	2.18	2.34	.24	1.39
Less distributions from: Net investment income	(.21)	(.28)	(.25)	(.19)	(.22)	(.17)
Net realized gains	—	(4.48)	(.67)	—	—	—
Total Distributions	(.21)	(4.76)	(.92)	(.19)	(.22)	(.17)
Net asset value, end of period	$ 9.30	$ 8.92	$ 19.20	$ 17.94	$ 15.79	$ 15.77
Total Return (%)	6.92**	(36.64)[c]	12.77[c,e]	14.96[d]	1.58[c]	9.65
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1.29		8	40	40	40
Ratio of expenses before expense reductions (%)	1.17*	1.28	1.21	1.21	1.21	1.18
Ratio of expenses after expense reductions (%)	1.17*	1.26	1.20	1.21	1.20	1.18
Ratio of net investment income (loss) (%)	2.06*	1.20	1.06	1.35[d]	1.24	1.46
Portfolio turnover rate (%)	68**	97	103	76	64	40
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.008 per share and an increase in the ratio of net investment income of 0.04%. Excluding this non-recurring income, total return would have been 0.04% lower.
[e] Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as the result of certain operation errors during the period. Excluding this reimbursement, total return would have been 0.04% lower.
* Annualized ** Not annualized

Performance Summary June 30, 2009

DWS Mid Cap Growth VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying Portfolio, their performance will differ.

The total annual Portfolio operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 is 1.08% for Class A shares. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

Risk Considerations

This Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Stocks of medium-sized companies involve greater risk than securities of larger, more established companies, as they often have limited product lines, markets or financial resources and may be subject to more-erratic and more-abrupt market movements. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Portfolio returns shown for all periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Mid Cap Growth VIP
[] DWS Mid Cap Growth VIP — Class A [] Russell Midcap® Growth Index

Russell Midcap® Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Mid Cap Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,618	$6,438	$6,900	$8,495	$7,376
	Average annual total return	16.18%	-35.62%	-11.64%	-3.21%	-3.00%
Russell Midcap Growth Index	Growth of $10,000	$11,661	$6,967	$7,806	$9,782	$10,024
	Average annual total return	16.61%	-30.33%	-7.93%	-.44%	.02%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Information About Your Portfolio's Expenses

DWS Mid Cap Growth VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Portfolio Return	Class A
Beginning Account Value 1/1/09	$ 1,000.00
Ending Account Value 6/30/09	$ 1,161.80
Expenses Paid per $1,000*	$ 5.04
Hypothetical 5% Portfolio Return	Class A
Beginning Account Value 1/1/09	$ 1,000.00
Ending Account Value 6/30/09	$ 1,020.13
Expenses Paid per $1,000*	$ 4.71
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A
DWS Variable Series II — DWS Mid Cap Growth VIP	.94%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio of any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS Mid Cap Growth VIP

Asset Allocation (As a % of Investment Portfolio Excluding Securities Lending Collateral)	6/30/09	12/31/08

Common Stocks	98%	97%
Cash Equivalents	2%	3%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/09	12/31/08

Information Technology	20%	22%
Industrials	17%	13%
Consumer Discretionary	15%	17%
Health Care	15%	17%
Energy	11%	10%
Financials	8%	8%
Materials	7%	4%
Consumer Staples	4%	4%
Telecommunication Services	2%	3%
Utilities	1%	2%
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 165. A complete list of portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2009 (Unaudited)

DWS Mid Cap Growth VIP

	Shares	Value ($)

Common Stocks 98.8%
Consumer Discretionary 15.2%
Diversified Consumer Services 1.3%
Strayer Education, Inc. (a)	1,200	261,732
Hotels Restaurants & Leisure 2.9%
Burger King Holdings, Inc. (a)	7,100	122,617
Darden Restaurants, Inc.	9,800	323,204
Penn National Gaming, Inc.*	4,600	133,906
		579,727
Internet & Catalog Retail 1.4%
Priceline.com, Inc.* (a)	2,550	284,453
Specialty Retail 8.7%
Advance Auto Parts, Inc.	5,600	232,344
American Eagle Outfitters, Inc. (a)	20,200	286,234
Children's Place Retail Stores, Inc.* (a)	10,400	274,872
Guess?, Inc. (a)	11,300	291,314
Tiffany & Co. (a)	7,800	197,808
Urban Outfitters, Inc.* (a)	21,000	438,270
		1,720,842
Textiles, Apparel & Luxury Goods 0.9%
Deckers Outdoor Corp.* (a)	2,400	168,648
Consumer Staples 3.8%
Household Products 1.4%
Church & Dwight Co., Inc.	4,900	266,119
Personal Products 2.4%
Chattem, Inc.*	2,200	149,820
Herbalife Ltd.	10,500	331,170
		480,990
Energy 10.6%
Energy Equipment & Services 2.6%
Cameron International Corp.*	8,600	243,380
FMC Technologies, Inc.*	7,200	270,576
		513,956
Oil, Gas & Consumable Fuels 8.0%
Alpha Natural Resources, Inc.* (a)	7,800	204,906
Concho Resources, Inc.* (a)	6,000	172,140
Petrohawk Energy Corp.* (a)	14,300	318,890
Range Resources Corp.	7,200	298,152
Southwestern Energy Co.*	8,700	337,995
Ultra Petroleum Corp.*	6,530	254,670
		1,586,753
Financials 7.8%
Capital Markets 6.7%
Jefferies Group, Inc.*	4,700	100,251
Lazard Ltd. "A" (a)	7,800	209,976
Legg Mason, Inc. (a)	7,200	175,536
T. Rowe Price Group, Inc. (a)	6,000	250,020
TD Ameritrade Holding Corp.*	16,600	291,164
Waddell & Reed Financial, Inc. "A"	11,300	297,981
		1,324,928
Diversified Financial Services 1.1%
MSCI, Inc. "A"* (a)	9,474	231,545
	Shares	Value ($)

Health Care 14.8%
Biotechnology 2.4%
Alexion Pharmaceuticals, Inc.*	3,800	156,256
BioMarin Pharmaceutical, Inc.* (a)	7,300	113,953
Myriad Genetics, Inc.* (a)	5,700	203,205
Myriad Pharmaceuticals, Inc.*	1,425	6,626
		480,040
Health Care Equipment & Supplies 1.5%
Hologic, Inc.* (a)	12,000	170,760
Thoratec Corp.* (a)	4,800	128,544
		299,304
Health Care Providers & Services 2.9%
AMERIGROUP Corp.* (a)	5,800	155,730
Laboratory Corp. of America Holdings* (a)	3,500	237,265
MEDNAX, Inc.*	4,400	185,372
		578,367
Health Care Technology 0.8%
Cerner Corp.* (a)	2,500	155,725
Life Sciences Tools & Services 5.1%
Covance, Inc.* (a)	4,400	216,480
Illumina, Inc.* (a)	5,400	210,276
Life Technologies Corp.*	5,300	221,116
Pharmaceutical Product Development, Inc. (a)	6,900	160,218
QIAGEN NV* (a)	10,300	191,477
		999,567
Pharmaceuticals 2.1%
Mylan, Inc.* (a)	32,400	422,820
Industrials 17.0%
Aerospace & Defense 0.6%
Curtiss-Wright Corp. (a)	4,200	124,866
Commercial Services & Supplies 1.1%
Stericycle, Inc.*	4,300	221,579
Construction & Engineering 1.9%
Aecom Technology Corp.*	6,500	208,000
Quanta Services, Inc.* (a)	7,700	178,101
		386,101
Electrical Equipment 4.3%
First Solar, Inc.* (a)	2,200	356,664
General Cable Corp.* (a)	7,400	278,092
Roper Industries, Inc.	4,650	210,691
		845,447
Industrial Conglomerates 0.9%
McDermott International, Inc.*	8,400	170,604
Machinery 2.7%
Harsco Corp.	7,000	198,100
Joy Global, Inc.	6,300	225,036
Terex Corp.* (a)	9,200	111,044
		534,180
Professional Services 3.8%
FTI Consulting, Inc.* (a)	3,500	177,520
Huron Consulting Group, Inc.* (a)	5,000	231,150
Robert Half International, Inc. (a)	14,600	344,852
		753,522
	Shares	Value ($)

Road & Rail 1.7%
Genesee & Wyoming, Inc. "A"*	6,000	159,060
Knight Transportation, Inc. (a)	10,500	173,775
		332,835
Information Technology 20.1%
Communications Equipment 2.7%
F5 Networks, Inc.*	8,000	276,720
Juniper Networks, Inc.* (a)	11,200	264,320
		541,040
Electronic Equipment, Instruments & Components 1.3%
Itron, Inc.* (a)	4,750	261,582
Internet Software & Services 2.0%
Omniture, Inc.* (a)	12,400	155,744
VeriSign, Inc.* (a)	12,900	238,392
		394,136
IT Services 1.6%
Cognizant Technology Solutions Corp. "A"*	5,200	138,840
CyberSource Corp.* (a)	6,300	96,390
ManTech International Corp. "A"* (a)	1,800	77,472
		312,702
Semiconductors & Semiconductor Equipment 6.8%
Altera Corp. (a)	4,900	79,772
ARM Holdings PLC (ADR) (a)	18,600	111,042
ASML Holding NV (NY Registered Shares) (a)	4,400	95,260
Broadcom Corp. "A"*	15,400	381,766
Cavium Networks, Inc.* (a)	10,800	181,548
Marvell Technology Group Ltd.*	20,100	233,964
MEMC Electronic Materials, Inc.*	8,100	144,261
Xilinx, Inc.	5,600	114,576
		1,342,189
Software 5.7%
Blackboard, Inc.* (a)	7,400	213,564
BMC Software, Inc.*	2,800	94,612
Concur Technologies, Inc.* (a)	6,200	192,696
Electronic Arts, Inc.*	7,800	169,416
McAfee, Inc.*	5,500	232,045
Salesforce.com, Inc.* (a)	5,900	225,203
		1,127,536
	Shares	Value ($)

Materials 6.8%
Chemicals 2.2%
Airgas, Inc. (a)	4,800	194,544
Intrepid Potash, Inc.* (a)	8,400	235,872
		430,416
Construction Materials 1.0%
Martin Marietta Materials, Inc. (a)	2,600	205,088
Containers & Packaging 1.3%
Owens-Illinois, Inc.*	9,300	260,493
Metals & Mining 2.3%
Gerdau Ameristeel Corp.	42,300	288,486
Kinross Gold Corp.	9,300	168,795
		457,281
Telecommunication Services 1.8%
Wireless Telecommunication Services
American Tower Corp. "A"*	11,600	365,748
Utilities 0.9%
Electric Utilities
Allegheny Energy, Inc.	7,200	184,680
Total Common Stocks (Cost $19,600,462)		19,607,541

Securities Lending Collateral 31.6%
Daily Assets Fund Institutional, 0.48% (b) (c) (Cost $6,259,370)	6,259,370	6,259,370

Cash Equivalents 2.1%
Cash Management QP Trust, 0.27% (b) (Cost $415,073)	415,073	415,073
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $26,274,905)+	132.5	26,281,984
Other Assets and Liabilities, Net	(32.5)	(6,445,391)
Net Assets	100.0	19,836,593
* Non-income producing security.
+ The cost for federal income tax purposes was $26,581,443. At June 30, 2009, net unrealized depreciation for all securities based on tax cost was $299,459. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,279,528 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,578,987.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2009 amounted to $6,069,462, which is 30.6% of net assets.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

ADR: American Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (d)	$ 19,607,541	$ —	$ —	$ 19,607,541
Short-Term Investments (d)	6,259,370	415,073	—	6,674,443
Total	$ 25,866,911	$ 415,073	$ —	$ 26,281,984
(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $19,600,462) — including $6,069,462 of securities loaned	$ 19,607,541
Investment in Daily Assets Fund Institutional (cost $6,259,370)*	6,259,370
Investment in Cash Management QP Trust (cost $415,073)	415,073
Total investments, at value (cost $26,274,905)	26,281,984
Receivable for Portfolio shares sold	21,203
Dividends receivable	3,644
Interest receivable	1,978
Other assets	531
Total assets	26,309,340
Liabilities
Payable upon return of securities loaned	6,259,370
Payable for Portfolio shares redeemed	55
Payable for investments purchased	150,461
Accrued management fee	3,757
Other accrued expenses and payables	59,104
Total liabilities	6,472,747
Net assets, at value	$ 19,836,593
Net Assets Consist of
Accumulated net investment loss	(12,076)
Net unrealized appreciation (depreciation) on investments	7,079
Accumulated net realized gain (loss)	(27,641,682)
Paid-in capital	47,483,272
Net assets, at value	$ 19,836,593
Class A Net Asset Value, offering and redemption price per share ($19,836,593 ÷ 2,511,988 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 7.90
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Dividends (net of foreign taxes withheld of $190)	$ 56,113
Interest — Cash Management QP Trust	1,526
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	18,231
Total Income	75,870
Expenses: Management fee	58,688
Administration fee	8,825
Services to shareholders	444
Custodian fee	4,124
Distribution service fee (Class B)	9
Legal fees	4,293
Audit and tax fees	24,301
Trustees' fees and expenses	1,826
Reports to shareholders	9,130
Other	2,719
Total expenses before expense reductions	114,359
Expense reductions	(31,391)
Total expenses after expense reductions	82,968
Net investment income (loss)	(7,098)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(2,794,797)
Change in net unrealized appreciation (depreciation) on investments	5,369,692
Net gain (loss)	2,574,895
Net increase (decrease) in net assets resulting from operations	$ 2,567,797

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income (loss)	$ (7,098)	$ (70,372)
Net realized gain (loss)	(2,794,797)	(4,292,837)
Change in net unrealized appreciation (depreciation)	5,369,692	(17,648,743)
Net increase (decrease) in net assets resulting from operations	2,567,797	(22,011,952)
Portfolio share transactions: Class A Proceeds from shares sold	1,823,162	3,106,392
Cost of shares redeemed	(2,902,241)	(13,526,182)
Shares converted*	17,354	—
Net increase (decrease) in net assets from Class A share transactions	(1,061,725)	(10,419,790)
Class B Proceeds from shares sold	—	46,809
Cost of shares redeemed	(64)	(1,840,021)
Shares converted*	(17,354)	—
Net increase (decrease) in net assets from Class B share transactions	(17,418)	(1,793,212)
Increase (decrease) in net assets	1,488,654	(34,224,954)
Net assets at beginning of period	18,347,939	52,572,893
Net assets at end of period (including accumulated net investment loss of $12,076 and $4,978, respectively)	$ 19,836,593	$ 18,347,939
Other Information
Class A Shares outstanding at beginning of period	2,694,618	3,720,929
Shares sold	241,671	300,045
Shares redeemed	(427,400)	(1,326,356)
Shares converted*	3,099	—
Net increase (decrease) in Class A shares	(182,630)	(1,026,311)
Shares outstanding at end of period	2,511,988	2,694,618
Class B Shares outstanding at beginning of period	3,171	145,552
Shares sold	—	4,043
Shares redeemed	(10)	(146,424)
Shares converted*	(3,161)	—
Net increase (decrease) in Class B shares	(3,171)	(142,381)
Shares outstanding at end of period	—	3,171
* On March 6, 2009, Class B shares converted into Class A shares.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 6.80	$ 13.61	$ 12.56	$ 11.32	$ 9.84	$ 9.46
Income (loss) from investment operations: Net investment income (loss)[b]	(.00)***	(.02)	(.05)	(.06)[d]	(.05)	(.01)
Net realized and unrealized gain (loss)	1.10	(6.79)	1.10	1.30	1.53	.39
Total from investment operations	1.10	(6.81)	1.05	1.24	1.48	.38
Net asset value, end of period	$ 7.90	$ 6.80	$ 13.61	$ 12.56	$ 11.32	$ 9.84
Total Return (%)[c]	16.18**	(50.04)	8.36	10.95[d]	15.04	4.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20	18	51	53	57	53
Ratio of expenses before expense reductions (%)	1.30*	1.17	1.05	1.03	1.01	1.02
Ratio of expenses after expense reductions (%)	.94*	1.02	.90	.93	.95	.95
Ratio of net investment income (loss) (%)	(.08)*	(.19)	(.38)	(.51)[d]	(.45)	(.11)
Portfolio turnover rate (%)	43**	82	68	46	104	103
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.003 per share and an increase in the ratio of net investment income of 0.03%. Excluding this non-recurring income, total return would have been 0.03% lower.
* Annualized
** Not annualized
*** Amount is more than ($.005).

Performance Summary June 30, 2009

DWS Money Market VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. The yield quotation more closely reflects the current earnings of the Portfolio than the total return quotation.

Risk Considerations

An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the Portfolio. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Portfolio's $1.00 share price. The credit quality of the Portfolio's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Portfolio's share price. The Portfolio's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in the Portfolio may have a significant adverse effect on the share price of the Portfolio. Please read this Portfolio's prospectus for specific details regarding its risk profile.

Portfolio's Class A Shares Yield	7-day current yield
June 30, 2009	.13%
December 31, 2008	1.59%*
* The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements, the 7-day current yield would have been 1.31% as of December 31, 2008.

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Portfolio over a 7-day period expressed as an annual percentage rate of the Portfolio's shares outstanding.

Information About Your Portfolio's Expenses

DWS Money Market VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Portfolio Return	Class A
Beginning Account Value 1/1/09	$ 1,000.00
Ending Account Value 6/30/09	$ 1,002.90
Expenses Paid per $1,000*	$ 2.33
Hypothetical 5% Portfolio Return	Class A
Beginning Account Value 1/1/09	$ 1,000.00
Ending Account Value 6/30/09	$ 1,022.46
Expenses Paid per $1,000*	$ 2.36
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratio	Class A
DWS Variable Series II — DWS Money Market VIP	.47%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS Money Market VIP

Asset Allocation (As a % of Investment Portfolio)	6/30/09	12/31/08

Commercial Paper	43%	41%
Repurchase Agreements	17%	6%
Certificates of Deposit and Bank Notes	14%	16%
Government & Agency Obligations	13%	17%
Short-Term Notes	13%	14%
Time Deposit	—	4%
Master Notes	—	2%
	100%	100%
Weighted Average Maturity*

DWS Variable Series II — DWS Money Market VIP	63 days	61 days
First Tier Retail Money Fund Average	47 days	42 days
* The Portfolio is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 176. A complete list of portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2009 (Unaudited)

DWS Money Market VIP

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 14.6%
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.0%, 7/6/2009	3,700,000	3,700,000
1.0%, 7/10/2009	1,500,000	1,500,000
BNP Paribas:
0.82%, 11/5/2009	5,000,000	5,000,000
1.0%, 8/10/2009	3,700,000	3,700,000
Canadian Imperial Bank of Commerce, 0.85%, 7/8/2009	3,700,000	3,700,000
Dexia Credit Local, 0.85%, 9/1/2009	2,500,000	2,500,043
DnB NOR Bank ASA, 0.8%, 7/8/2009	3,700,000	3,700,000
Landwirtschaftliche Rentenbank, 2.625%, 2/26/2010	1,500,000	1,517,077
Mizuho Corporate Bank Ltd.:
0.42%, 9/9/2009	2,750,000	2,750,000
0.5%, 8/14/2009	2,500,000	2,500,000
0.7%, 8/5/2009	3,500,000	3,500,000
0.85%, 7/20/2009	4,500,000	4,500,000
Svenska Handelsbanken AB, 0.62%, 11/30/2009	3,000,000	3,000,253
Toronto-Dominion Bank:
0.6%, 1/12/2010	2,800,000	2,801,209
0.75%, 2/8/2010	2,000,000	2,000,000
Wal-Mart Stores, Inc., 5.321%, 6/1/2010	1,500,000	1,563,757
Total Certificates of Deposit and Bank Notes (Cost $47,932,339)		47,932,339

Commercial Paper 43.0%
Issued at Discount**
ASB Finance Ltd.:
0.9%, 12/9/2009	1,000,000	995,975
144A, 1.03%, 8/17/2009	750,000	748,991
1.2%, 3/12/2010	500,000	495,767
BNZ International Funding Ltd., 144A, 1.0%, 8/14/2009	1,000,000	998,778
BP Capital Markets PLC:
0.76%, 10/13/2009	2,200,000	2,195,170
0.78%, 10/22/2009	4,500,000	4,488,982
Caisse D'Amortissement de la Dette Sociale:
0.65%, 3/12/2010	1,500,000	1,493,121
0.7%, 1/8/2010	1,500,000	1,494,429
1.05%, 9/9/2009	2,000,000	1,995,917
Citibank Omni Master Trust, 144A, 0.77%, 7/1/2009	3,400,000	3,400,000
Coca-Cola Co.:
144A, 0.52%, 7/6/2009	2,500,000	2,499,819
144A, 0.57%, 7/15/2009	3,500,000	3,499,224
144A, 0.65%, 8/12/2009	3,500,000	3,497,346
Danske Corp.:
144A, 0.33%, 8/4/2009	3,300,000	3,298,971
144A, 0.6%, 1/11/2010	4,000,000	3,987,067
Eli Lilly & Co., 144A, 0.75%, 10/5/2009	3,500,000	3,493,000
General Electric Capital Services, Inc., 0.8%, 11/2/2009	1,750,000	1,745,178
	Principal Amount ($)	Value ($)

ING (US) Funding LLC, 0.61%, 8/3/2009	7,000,000	6,996,086
Johnson & Johnson:
144A, 0.24%, 7/7/2009	3,000,000	2,999,880
144A, 0.3%, 7/22/2009	3,900,000	3,899,317
Kreditanstalt fuer Wiederaufbau:
144A, 0.28%, 7/27/2009	2,000,000	1,999,595
144A, 0.6%, 8/27/2009	3,000,000	2,997,150
144A, 0.75%, 9/3/2009	3,000,000	2,996,000
Microsoft Corp., 144A, 0.17%, 7/15/2009	2,500,000	2,499,835
NRW.Bank:
0.49%, 8/12/2009	750,000	749,571
0.6%, 11/12/2009	750,000	748,325
0.67%, 10/15/2009	1,000,000	998,027
Procter & Gamble International Funding SCA:
144A, 0.64%, 9/4/2009	4,000,000	3,995,378
144A, 0.65%, 8/11/2009	3,800,000	3,797,187
Rabobank USA Financial Corp., 0.74%, 7/15/2009	3,500,000	3,498,993
Romulus Funding Corp.:
144A, 0.87%, 7/1/2009	1,200,000	1,200,000
144A, 0.9%, 7/6/2009	3,000,000	2,999,625
Societe Generale North America, Inc.:
0.5%, 9/15/2009	1,250,000	1,248,681
0.75%, 10/30/2009	1,500,000	1,496,219
Straight-A Funding LLC:
144A, 0.36%, 8/27/2009	3,000,000	2,998,290
144A, 0.37%, 9/9/2009	2,500,000	2,498,205
144A, 0.37%, 9/10/2009	5,500,000	5,495,987
144A, 0.37%, 9/16/2009	10,200,000	10,191,928
144A, 0.39%, 8/24/2009	4,000,000	3,997,660
144A, 0.43%, 8/10/2009	3,500,000	3,498,328
144A, 0.5%, 8/7/2009	2,000,000	1,998,972
Swedbank AB:
144A, 0.81%, 3/30/2010	1,300,000	1,292,044
144A, 0.82%, 2/19/2010	1,300,000	1,293,101
144A, 0.86%, 6/3/2010	1,000,000	991,949
144A, 0.89%, 5/28/2010	1,300,000	1,289,362
144A, 0.99%, 5/12/2010	1,700,000	1,685,274
144A, 1.07%, 6/10/2010	1,650,000	1,633,130
144A, 1.09%, 6/14/2010	1,000,000	989,463
Total Capital Canada Ltd.:
144A, 0.29%, 8/12/2009	4,000,000	3,998,647
144A, 0.52%, 7/8/2009	3,700,000	3,699,626
Victory Receivables Corp., 144A, 0.4%, 9/17/2009	2,000,000	1,998,267
Wal-Mart Stores, Inc., 144A, 0.75%, 9/8/2009	2,000,000	1,997,125
Westpac Banking Corp., 0.74%, 9/24/2009	4,500,000	4,492,137
Total Commercial Paper (Cost $141,487,099)		141,487,099

	Principal Amount ($)	Value ($)

Short-Term Notes* 12.9%
Australia & New Zealand Banking Group Ltd.:
144A, 0.561%, 7/10/2009	1,000,000	1,000,000
144A, 0.876%, 7/2/2009	1,000,000	1,000,000
Commonwealth Bank of Australia, 144A, 0.71%, 6/24/2010	3,000,000	3,000,000
Credit Agricole SA, 144A, 0.565%, 7/22/2009	2,500,000	2,500,000
General Electric Capital Corp., 0.355%, 9/24/2009	10,000,000	10,000,000
Inter-American Development Bank, 0.795%, 2/19/2010	3,900,000	3,900,000
International Bank for Reconstruction & Development, 0.989%, 2/1/2010	3,000,000	3,000,000
Kreditanstalt fuer Wiederaufbau, 1.518%, 1/21/2010	2,500,000	2,500,000
Procter & Gamble International Funding SCA, 0.996%, 5/7/2010	1,300,000	1,300,000
Queensland Treasury Corp., 0.68%, 6/18/2010	2,500,000	2,500,000
Rabobank Nederland NV:
144A, 0.56%, 4/7/2011	4,000,000	4,000,000
144A, 1.176%, 10/9/2009	2,000,000	2,000,000
144A, 1.225%, 5/19/2010	1,800,000	1,807,526
Royal Bank of Canada, 144A, 0.739%, 7/15/2009	1,800,000	1,800,000
Royal Bank of Scotland PLC, 0.766%, 5/21/2010	2,000,000	2,000,000
Total Short-Term Notes (Cost $42,307,526)		42,307,526

	Principal Amount ($)	Value ($)

Government & Agency Obligations 13.3%
Foreign Government Obligations 2.2%
Government of Canada:
0.21%, 7/7/2009	1,000,000	999,965
0.5%, 7/7/2009	500,000	499,958
0.5%, 7/8/2009	500,000	499,951
0.85%, 11/19/2009	1,500,000	1,495,006
0.9%, 11/30/2009	3,750,000	3,735,750
		7,230,630
US Government Sponsored Agencies 8.1%
Federal Home Loan Bank:
0.507%**, 1/12/2010	4,000,000	3,988,950
0.795%**, 12/4/2009	2,000,000	1,993,067
0.85%*, 3/11/2010	2,500,000	2,499,774
Federal Home Loan Mortgage Corp.:
0.535%**, 8/3/2009	5,000,000	4,997,479
0.592%**, 9/15/2009	2,000,000	1,997,467
0.593%**, 9/21/2009	3,200,000	3,195,627
Federal National Mortgage Association, 1.831%**, 7/27/2009	8,000,000	7,989,022
		26,661,386
US Treasury Obligations 3.0%
US Treasury Bills:
0.3%**, 7/23/2009	2,000,000	1,999,633
0.345%**, 7/30/2009	2,000,000	1,999,444
0.48%**, 1/14/2010	2,500,000	2,493,433
0.53%**, 6/3/2010	1,650,000	1,641,814
0.6%**, 6/3/2010	1,600,000	1,591,014
		9,725,338
Total Government & Agency Obligations (Cost $43,617,354)		43,617,354

Repurchase Agreements 16.6%
JPMorgan Securities, Inc., 0.08%, dated 6/30/2009, to be repurchased at $54,603,555 on 7/1/2009 (a) (Cost $54,603,434)	54,603,434	54,603,434
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $329,947,752)+	100.4	329,947,752
Other Assets and Liabilities, Net	(0.4)	(1,263,111)
Net Assets	100.0	328,684,641
* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2009.
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $329,947,752.
(a) Collateralized by $53,473,303 Federal Home Loan Mortgage Corp., 5.5%, maturing on 5/1/2035 with a value of $55,695,626.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments (b)	$ —	$ 329,947,752	$ —	$ 329,947,752
Total	$ —	$ 329,947,752	$ —	$ 329,947,752
(b) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value at amortized cost	$ 275,344,318
Repurchase agreements, valued at amortized cost	54,603,434
Total investments, valued at amortized cost	329,947,752
Interest receivable	119,821
Receivable for Portfolio shares sold	315,228
Other assets	6,014
Total assets	330,388,815
Liabilities
Payable for Portfolio shares redeemed	1,393,820
Distributions payable	19,321
Accrued management fee	76,023
Other accrued expenses and payables	215,010
Total liabilities	1,704,174
Net assets, at value	$ 328,684,641
Net Assets Consist of
Distributions in excess of net investment income	(118,469)
Accumulated net realized gain (loss)	(20,088)
Paid-in capital	328,823,198
Net assets, at value	$ 328,684,641
Class A Net Asset Value, offering and redemption price per share ($328,684,641 ÷ 328,810,880 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Income: Interest	$ 1,991,630
Expenses: Management fee	516,497
Administration fee	181,227
Services to shareholders	906
Custodian fee	8,607
Distribution service fee (Class B)	10
Professional fees	32,734
Trustees' fee and expenses	8,970
Reports to shareholders and shareholder meeting	52,234
Temporary guarantee program participation fee	79,769
Other	10,235
Total expenses, before expense reductions	891,189
Expense reductions	(13,385)
Total expenses, after expense reductions	877,804
Net investment income	1,113,826
Net realized gain (loss)	(20,088)
Net increase (decrease) in net assets resulting from operations	$ 1,093,738

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income	$ 1,113,826	$ 10,015,243
Net realized gain (loss)	(20,088)	109,674
Net increase (decrease) in net assets resulting from operations	1,093,738	10,124,917
Distributions to shareholders from: Net investment income: Class A	(1,101,636)	(10,103,886)
Class B	(37)	(127,775)
Total distributions	$ (1,101,673)	$ (10,231,661)
Portfolio share transactions: Class A Proceeds from shares sold	66,013,224	264,441,713
Shares converted*	41,096
Reinvestment of distributions	1,375,427	10,438,782
Cost of shares redeemed	(136,487,129)	(232,250,984)
Net increase (decrease) in net assets from Class A share transactions	(69,057,382)	42,629,511
Class B Proceeds from shares sold	50	4,026,431
Shares converted*	(41,096)
Reinvestment of distributions	58	158,921
Cost of shares redeemed	(49)	(28,403,441)
Net increase (decrease) in net assets from Class B share transactions	(41,037)	(24,218,089)
Increase (decrease) in net assets	(69,106,354)	18,304,678
Net assets at beginning of period	397,790,995	379,486,317
Net assets at end of period (including distributions in excess of net investment income of $118,469 and $130,622, respectively)	$ 328,684,641	$ 397,790,995
Other Information
Class A Shares outstanding at beginning of period	397,868,262	355,238,751
Shares sold	66,013,224	264,441,713
Shares converted*	41,096	—
Shares issued to shareholders in reinvestment of distributions	1,375,427	10,438,782
Shares redeemed	(136,487,129)	(232,250,984)
Net increase (decrease) in Class A shares	(69,057,382)	42,629,511
Shares outstanding at end of period	328,810,880	397,868,262
Class B Shares outstanding at beginning of period	41,037	24,259,126
Shares sold	50	4,026,431
Shares converted*	(41,096)	—
Shares issued to shareholders in reinvestment of distributions	58	158,921
Shares redeemed	(49)	(28,403,441)
Net increase (decrease) in Class B shares	(41,037)	(24,218,089)
Shares outstanding at end of period	—	41,037
* On February 3, 2009, Class B shares converted into Class A shares.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from investment operations: Net investment income	.003	.026	.049	.046	.028	.009
Total from investment operations	.003	.026	.049	.046	.028	.009
Less distributions from: Net investment income	(.003)	(.026)	(.049)	(.046)	(.028)	(.009)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return (%)	.29b**	2.64[b]	5.00[b]	4.65[b]	2.80	.91
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	329	398	355	294	235	241
Ratio of expenses before expense reductions (%)	.48*	.52	.46	.52	.52	.53
Ratio of expenses after expense reductions (%)	.47*	.50	.45	.51	.52	.53
Ratio of net investment income (%)	.61*	2.56	4.88	4.58	2.77	.88
[a] For the six months ended June 30, 2009 (Unaudited). [b] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Performance Summary June 30, 2009

DWS Small Cap Growth VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying Portfolio, their performance will differ.

The total annual Portfolio operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 is .79% for Class A shares. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

Risk Considerations

This Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Additionally, stocks of small companies involve greater risk than securities of larger, more-established companies, as they often have limited product lines, markets or financial resources and may be subject to more erratic and abrupt market movements. Finally, derivatives may be more volatile and less liquid than traditional securities and the Portfolio could suffer losses on its derivatives positions. Please read this Portfolio's prospectus for specific details regarding this product's investments and risk profile.

Portfolio returns shown for the 1-year, 3-year, 5-year and 10-year periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Small Cap Growth VIP
[] DWS Small Cap Growth VIP — Class A [] Russell 2000® Growth Index

The Russell 2000® Growth Index is an unmanaged, capitalization-weighted measure of 2,000 of the smallest capitalized US companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE Amex and Nasdaq.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Small Cap Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,156	$6,717	$6,090	$7,057	$5,439
	Average annual total return	11.56%	-32.83%	-15.24%	-6.73%	-5.91%
Russell 2000 Growth Index	Growth of $10,000	$11,136	$7,515	$7,829	$9,355	$9,146
	Average annual total return	11.36%	-24.85%	-7.83%	-1.32%	-.89%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Information About Your Portfolio's Expenses

DWS Small Cap Growth VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Portfolio Return	Class A
Beginning Account Value 1/1/09	$ 1,000.00
Ending Account Value 6/30/09	$ 1,115.60
Expenses Paid per $1,000*	$ 4.93
Hypothetical 5% Portfolio Return	Class A
Beginning Account Value 1/1/09	$ 1,000.00
Ending Account Value 6/30/09	$ 1,020.13
Expenses Paid per $1,000*	$ 4.71
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratio	Class A
DWS Variable Series II — DWS Small Cap Growth VIP	.94%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS Small Cap Growth VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/09	12/31/08

Common Stocks	98%	94%
Cash Equivalents	2%	6%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/09	12/31/08

Information Technology	24%	33%
Health Care	24%	18%
Industrials	16%	11%
Consumer Discretionary	13%	16%
Energy	9%	8%
Financials	8%	9%
Consumer Staples	4%	5%
Materials	2%	—
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 187. A complete list of portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2009 (Unaudited)

DWS Small Cap Growth VIP

	Shares	Value ($)

Common Stocks 98.3%
Consumer Discretionary 13.0%
Diversified Consumer Services 1.5%
Capella Education Co.*	16,700	1,001,165
Hotels Restaurants & Leisure 2.6%
Buffalo Wild Wings, Inc.* (a)	29,000	943,080
Burger King Holdings, Inc.	20,800	359,216
Red Robin Gourmet Burgers, Inc.*	26,200	491,250
		1,793,546
Specialty Retail 7.2%
Advance Auto Parts, Inc.	24,500	1,016,505
Children's Place Retail Stores, Inc.* (a)	35,300	932,979
DSW, Inc. "A"*	55,900	550,615
Guess?, Inc.	42,300	1,090,494
hhgregg, Inc.*	35,600	539,696
Urban Outfitters, Inc.*	36,400	759,668
		4,889,957
Textiles, Apparel & Luxury Goods 1.7%
True Religion Apparel, Inc.*	53,300	1,188,590
Consumer Staples 4.2%
Food & Staples Retailing 0.8%
Casey's General Stores, Inc.	20,700	531,783
Food Products 2.1%
Darling International, Inc.*	72,900	481,140
Green Mountain Coffee Roasters, Inc.* (a)	16,050	948,876
		1,430,016
Personal Products 1.3%
Chattem, Inc.* (a)	13,300	905,730
Energy 8.8%
Energy Equipment & Services 2.1%
Dril-Quip, Inc.*	25,000	952,500
T-3 Energy Services, Inc.*	41,400	493,074
		1,445,574
Oil, Gas & Consumable Fuels 6.7%
Arena Resources, Inc.*	28,300	901,355
BPZ Resources, Inc.* (a)	190,500	931,545
Carrizo Oil & Gas, Inc.* (a)	61,000	1,046,150
EXCO Resources, Inc.*	70,200	906,984
Goodrich Petroleum Corp.* (a)	31,800	781,962
		4,567,996
Financials 8.7%
Capital Markets 3.2%
Duff & Phelps Corp. "A"	40,500	720,090
Riskmetrics Group, Inc.* (a)	35,700	630,462
Waddell & Reed Financial, Inc. "A"	32,000	843,840
		2,194,392
Commercial Banks 0.7%
PrivateBancorp., Inc.	21,900	487,056
Consumer Finance 0.7%
Dollar Financial Corp.*	36,800	507,472
Diversified Financial Services 2.2%
Portfolio Recovery Associates, Inc.* (a)	37,920	1,468,642
Insurance 1.9%
eHealth, Inc.*	71,900	1,269,754
	Shares	Value ($)

Health Care 22.9%
Biotechnology 4.2%
Alexion Pharmaceuticals, Inc.*	26,900	1,106,128
BioMarin Pharmaceutical, Inc.*	27,800	433,958
Myriad Genetics, Inc.*	26,500	944,725
Myriad Pharmaceuticals, Inc.*	6,150	28,598
United Therapeutics Corp.*	4,100	341,653
		2,855,062
Health Care Equipment & Supplies 5.3%
Hologic, Inc.*	48,700	693,001
Masimo Corp.*	30,800	742,588
NuVasive, Inc.* (a)	20,500	914,300
Thoratec Corp.*	47,900	1,282,762
		3,632,651
Health Care Providers & Services 6.7%
AMERIGROUP Corp.*	18,800	504,780
Centene Corp.*	30,900	617,382
Genoptix, Inc.*	31,700	1,014,083
Gentiva Health Services, Inc.*	40,900	673,214
MEDNAX, Inc.*	13,800	581,394
Psychiatric Solutions, Inc.* (a)	51,700	1,175,658
		4,566,511
Health Care Technology 0.7%
Cerner Corp.* (a)	8,200	510,778
Life Sciences Tools & Services 2.6%
Covance, Inc.*	9,700	477,240
ICON PLC (ADR)	34,900	753,142
Illumina, Inc.*	14,200	552,948
		1,783,330
Pharmaceuticals 3.4%
Flamel Technologies SA (ADR)* (a)	34,500	241,500
MiddleBrook Pharmaceuticals, Inc.*	228,100	307,935
Mylan, Inc.*	71,000	926,550
Par Pharmaceutical Companies, Inc.*	57,100	865,065
		2,341,050
Industrials 14.8%
Aerospace & Defense 2.1%
BE Aerospace, Inc.*	53,100	762,516
Curtiss-Wright Corp.	23,900	710,547
		1,473,063
Commercial Services & Supplies 0.7%
Team, Inc.*	28,600	448,162
Construction & Engineering 0.6%
MYR Group, Inc.* (a)	21,300	430,686
Electrical Equipment 5.3%
A-Power Energy Generation Systems Ltd.* (a)	59,400	474,012
AZZ, Inc.*	22,200	763,902
Baldor Electric Co. (a)	41,800	994,422
General Cable Corp.*	18,700	702,746
Polypore International, Inc.*	64,000	711,680
		3,646,762
Machinery 3.5%
Astec Industries, Inc.*	20,400	605,676
Badger Meter, Inc. (a)	18,200	746,200
RBC Bearings, Inc.*	30,600	625,770
	Shares	Value ($)

Terex Corp.*	32,800	395,896
		2,373,542
Professional Services 0.9%
FTI Consulting, Inc.*	11,600	588,352
Road & Rail 1.7%
Genesee & Wyoming, Inc. "A"*	20,300	538,153
Knight Transportation, Inc. (a)	37,000	612,350
		1,150,503
Information Technology 23.8%
Electronic Equipment, Instruments & Components 2.1%
Itron, Inc.* (a)	25,800	1,420,806
Internet Software & Services 3.2%
LogMeIn, Inc.*	3,200	51,200
LoopNet, Inc.* (a)	112,400	871,100
MercadoLibre, Inc.*	24,900	669,312
Omniture, Inc.*	48,800	612,928
		2,204,540
IT Services 4.6%
CyberSource Corp.*	94,500	1,445,850
Forrester Research, Inc.*	48,200	1,183,310
ManTech International Corp. "A"*	11,800	507,872
		3,137,032
Semiconductors & Semiconductor Equipment 5.6%
Atheros Communications* (a)	50,200	965,848
Cavium Networks, Inc.*	53,350	896,813
Microsemi Corp.*	46,700	644,460
Netlogic Microsystems, Inc.* (a)	36,300	1,323,498
		3,830,619
	Shares	Value ($)

Software 8.3%
ArcSight, Inc.*	20,700	367,839
Blackboard, Inc.* (a)	33,500	966,810
Concur Technologies, Inc.* (a)	32,500	1,010,100
FalconStor Software, Inc.*	227,800	1,082,050
Rosetta Stone, Inc.*	17,100	469,224
Taleo Corp. "A"*	54,700	999,368
VanceInfo Technologies, Inc. (ADR)*	52,500	775,425
		5,670,816
Materials 2.1%
Chemicals 0.9%
Airgas, Inc.	15,200	616,056
Containers & Packaging 1.2%
Silgan Holdings, Inc.	16,200	794,286
Total Common Stocks (Cost $68,917,703)		67,156,280

Securities Lending Collateral 25.5%
Daily Assets Fund Institutional, 0.48% (b) (c) (Cost $17,420,200)	17,420,200	17,420,200

Cash Equivalents 1.7%
Cash Management QP Trust, 0.27% (b) (Cost $1,192,024)	1,192,024	1,192,024
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $87,529,927)+	125.5	85,768,504
Other Assets and Liabilities, Net (a)	(25.5)	(17,423,368)
Net Assets	100.0	68,345,136
* Non-income producing security.
+ The cost for federal income tax purposes was $87,564,093. At June 30, 2009, net unrealized depreciation for all securities based on tax cost was $1,795,589. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,131,285 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,926,874.
(a) All or a portion of these securities were on loan amounting to $16,423,549. In addition, included in other assets and liabilities, net is a pending sale, amounting to $557,365 that is also on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2009 amounted to $16,980,914, which is 24.8% of net assets.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

ADR: American Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (d)	$ 67,156,280	$ —	$ —	$ 67,156,280
Short-Term Investments (d)	17,420,200	1,192,024	—	18,612,224
Total	$ 84,576,480	$ 1,192,024	$ —	$ 85,768,504
(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $68,917,703) — including $16,423,549 of securities loaned	$ 67,156,280
Investment in Daily Assets Fund Institutional (cost $17,420,200)*	17,420,200
Investment in Cash Management QP Trust (cost $1,192,024)	1,192,024
Total investments, at value (cost $87,529,927)	85,768,504
Receivable for investments sold	1,631,585
Dividends receivable	7,682
Interest receivable	9,506
Other assets	2,687
Total assets	87,419,964
Liabilities
Cash overdraft	1,314,132
Payable for Portfolio shares redeemed	88,407
Payable upon return of securities loaned	17,420,200
Payable for investments purchased	51,200
Accrued management fee	32,756
Other accrued expenses and payables	168,133
Total liabilities	19,074,828
Net assets, at value	$ 68,345,136
Net Assets Consist of
Accumulated net investment loss	(107,085)
Net unrealized appreciation (depreciation) on investments	(1,761,423)
Accumulated net realized gain (loss)	(126,734,399)
Paid-in capital	196,948,043
Net assets, at value	$ 68,345,136
Class A Net Asset Value, offering and redemption price per share ($68,345,136 ÷ 8,053,251 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 8.49
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Income: Dividends	$ 76,014
Interest — Cash Management QP Trust	5,789
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	118,377
Total Income	200,180
Expenses: Management fee	169,655
Administration fee	30,846
Services to shareholders	1,851
Custodian fee	4,481
Distribution service fee (Class B)	6
Legal fees	10,932
Audit and tax fees	31,293
Trustees' fees and expenses	2,131
Reports to shareholders	36,279
Other	3,182
Total expenses	290,656
Net investment income (loss)	(90,476)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(16,714,869)
Change in net unrealized appreciation (depreciation) on investments	23,263,532
Net gain (loss)	6,548,663
Net increase (decrease) in net assets resulting from operations	$ 6,458,187

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income (loss)	$ (90,476)	$ (63,592)
Net realized gain (loss)	(16,714,869)	(22,641,797)
Change in net unrealized appreciation (depreciation)	23,263,532	(56,010,791)
Net increase (decrease) in net assets resulting from operations	6,458,187	(78,716,180)
Portfolio share transactions: Class A Proceeds from shares sold	1,793,723	5,995,281
Cost of shares redeemed	(9,336,697)	(32,499,758)
Shares converted*	10,873	—
Net increase (decrease) in net assets from Class A share transactions	(7,532,101)	(26,504,477)
Class B Proceeds from shares sold	244	210,787
Cost of shares redeemed	(33)	(6,249,807)
Shares converted*	(10,873)	—
Net increase (decrease) in net assets from Class B share transactions	(10,662)	(6,039,020)
Increase (decrease) in net assets	(1,084,576)	(111,259,677)
Net assets at beginning of period	69,429,712	180,689,389
Net assets at end of period (including accumulated net investment loss of $107,085 and $16,609, respectively)	$ 68,345,136	$ 69,429,712
Other Information
Class A Shares outstanding at beginning of period	9,122,504	11,529,906
Shares sold	238,004	539,106
Shares redeemed	(1,309,135)	(2,946,508)
Shares converted*	1,878	—
Net increase (decrease) in Class A shares	(1,069,253)	(2,407,402)
Shares outstanding at end of period	8,053,251	9,122,504
Class B Shares outstanding at beginning of period	1,867	468,018
Shares sold	38	16,827
Shares redeemed	(5)	(482,978)
Shares converted*	(1,900)	—
Net increase (decrease) in Class B shares	(1,867)	(466,151)
Shares outstanding at end of period	—	1,867
* On March 6, 2009, Class B shares converted into Class A shares.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 7.61	$ 15.07	$ 14.19	$ 13.48	$ 12.59	$ 11.34
Income (loss) from investment operations: Net investment income (loss)[b]	(.01)	(.01)	(.01)	(.04)[e]	(.06)	(.05)
Net realized and unrealized gain (loss)	.89	(7.45)	.89	.75	.95	1.30
Total from investment operations	.88	(7.46)	.88	.71	.89	1.25
Net asset value, end of period	$ 8.49	$ 7.61	$ 15.07	$ 14.19	$ 13.48	$ 12.59
Total Return (%)	11.56**	(49.50)[c]	6.20[c]	5.27[c,e]	7.07[d]	11.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	68	69	174	208	243	210
Ratio of expenses before expense reductions (%)	.94*	.88	.75	.73	.72	.71
Ratio of expenses after expense reductions (%)	.94*	.85	.72	.72	.72	.71
Ratio of net investment income (loss) (%)	(.29)*	(.04)	(.09)	(.32)[e]	(.47)	(.47)
Portfolio turnover rate (%)	58**	67	67	73	94	117
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses been reduced.
[d] In 2005, the Portfolio realized a gain of $49,496 on the disposal of an investment not meeting the Portfolio's investment restrictions. This violation had no negative impact on the total return.
[e] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.008 per share and an increase in the ratio of net investment income of 0.06%. Excluding this non-recurring income, total return would have been 0.06% lower.
* Annualized
** Not annualized

Performance Summary June 30, 2009

DWS Strategic Income VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying Portfolio, their performance will differ.

The total annual Portfolio operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 is .84% for Class A shares. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

Risk Considerations

The Portfolio invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the bond investment, can decline and the investor can lose principal value. Additionally, investments by the Portfolio in lower-rated bonds present greater risk to principal and income than investments in higher-quality securities. The Portfolio invests in derivatives seeking to hedge positions in certain securities and to generate income in order to enhance the Portfolio's returns. Derivatives can be more volatile and less liquid than traditional fixed-income securities. Finally, investing in foreign securities presents certain risks, such as currency fluctuation, political and economic changes and market risks. All of these factors may result in greater share price volatility. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Portfolio returns for all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Strategic Income VIP
[] DWS Strategic Income VIP — Class A [] Barclays Capital US Government/Credit Index [] Blended Index

The Barclays Capital US Government/Credit Index is an unmanaged index comprising intermediate- and long-term government and investment-grade corporate debt securities.

The Blended Index consists of the Credit Suisse High Yield Index (35%), Barclays Capital US Government/Credit Index (35%), J.P. Morgan Emerging Markets Bond Index Global Diversified (15%) and Citigroup Non US Hedged WBGI (15%). The Advisor believes this blended benchmark, which is a secondary benchmark, more accurately reflects typical portfolio asset allocations and represents the overall investment process.

Index returns, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Strategic Income VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,920	$10,056	$11,353	$13,055	$16,724
	Average annual total return	9.20%	.56%	4.32%	5.48%	5.28%
Barclays Capital US Government/Credit Index	Growth of $10,000	$10,055	$10,526	$11,965	$12,639	$17,818
	Average annual total return	.55%	5.26%	6.16%	4.80%	5.95%
Blended Index	Growth of $10,000	$11,166	$10,232	$11,472	$12,899	$18,593
	Average annual total return	11.66%	2.32%	4.68%	5.22%	6.40%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Information About Your Portfolio's Expenses

DWS Strategic Income VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Portfolio Return	Class A
Beginning Account Value 1/1/09	$ 1,000.00
Ending Account Value 6/30/09	$ 1,092.00
Expenses Paid per $1,000*	$ 4.25
Hypothetical 5% Portfolio Return	Class A
Beginning Account Value 1/1/09	$ 1,000.00
Ending Account Value 6/30/09	$ 1,020.73
Expenses Paid per $1,000*	$ 4.11
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A
DWS Variable Series II — DWS Strategic Income VIP	.82%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS Strategic Income VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/09	12/31/08

Corporate Bonds	63%	42%
Government & Agency Obligations	24%	42%
Asset Backed	3%	1%
Collateralized Mortgage Obligations	2%	1%
Commercial Mortgage-Backed Securities	2%	2%
Mortgage-Backed Securities Pass-Throughs	2%	3%
Loan Participations and Assignments	2%	2%
Cash Equivalents	2%	6%
Municipal Bonds and Notes	—	1%
	100%	100%
Quality (Excludes Securities Lending Collateral)	6/30/09	12/31/08

Cash Equivalents	3%	5%
AAA	26%	31%
AA	5%	1%
A	9%	15%
BBB	15%	8%
BB	17%	15%
B	14%	15%
CCC	6%	3%
Below CCC	2%	1%
Not Rated	3%	6%
	100%	100%
Interest Rate Sensitivity	6/30/09	12/31/08

Effective maturity	6.6 years	7.4 years
Average duration	4.2 years	5.1 years

Asset allocation, quality and interest rate sensitivity are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Portfolio's credit quality does not remove market risk.

For more complete details about the Portfolio's investment portfolio, see page 198. A complete list of portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2009 (Unaudited)

DWS Strategic Income VIP

		Principal Amount ($) (a)	Value ($)

Corporate Bonds 64.2%
Consumer Discretionary 5.7%
AMC Entertainment, Inc., 8.0%, 3/1/2014		105,000	89,513
American Achievement Corp., 144A, 8.25%, 4/1/2012		30,000	28,050
American Achievement Group Holding Corp., 16.75%, 10/1/2012 (PIK)		59,496	16,064
Ameristar Casinos, Inc., 144A, 9.25%, 6/1/2014 (b)		50,000	51,000
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		65,000	46,150
8.0%, 3/15/2014		30,000	24,900
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		120,000	102,300
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015**		50,000	5,000
Carrols Corp., 9.0%, 1/15/2013		30,000	28,125
CSC Holdings, Inc.:
6.75%, 4/15/2012		50,000	48,250
Series B, 7.625%, 4/1/2011		55,000	54,450
DirecTV Holdings LLC, 7.625%, 5/15/2016		145,000	141,012
DISH DBS Corp.:
6.375%, 10/1/2011		235,000	227,950
6.625%, 10/1/2014		65,000	59,963
7.125%, 2/1/2016		80,000	74,600
Dollarama Group Holdings LP, 7.468%***, 8/15/2012 (c)		52,000	48,100
Expedia, Inc., 7.456%, 8/15/2018		45,000	42,750
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015**		65,000	2,438
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016 (b)		25,000	25,250
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		55,000	48,400
Group 1 Automotive, Inc., 8.25%, 8/15/2013		30,000	25,350
Hertz Corp., 8.875%, 1/1/2014 (b)		115,000	105,800
Idearc, Inc., 8.0%, 11/15/2016**		125,000	3,281
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		40,000	31,000
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		39,000	31,395
Kabel Deutschland GmbH, 10.625%, 7/1/2014		150,000	154,687
Lamar Media Corp., Series C, 6.625%, 8/15/2015 (b)		40,000	33,800
Levi Strauss & Co., 8.625%, 4/1/2013	EUR	100,000	127,659
Macy's Retail Holdings, Inc.:
5.35%, 3/15/2012		105,000	95,572
8.875%, 7/15/2015		10,000	9,677
MGM MIRAGE:
144A, 10.375%, 5/15/2014		45,000	46,688
144A, 11.125%, 11/15/2017		50,000	53,000
Michaels Stores, Inc., 10.0%, 11/1/2014		30,000	25,200
		Principal Amount ($) (a)	Value ($)

MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		85,000	81,388
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		80,000	46,800
Norcraft Holdings LP, 9.75%, 9/1/2012		155,000	144,925
Nordstrom, Inc., 6.75%, 6/1/2014		370,000	384,619
Penske Automotive Group, Inc., 7.75%, 12/15/2016		125,000	100,937
Pinnacle Entertainment, Inc.:
7.5%, 6/15/2015		10,000	8,550
8.75%, 10/1/2013		40,000	40,200
Quebecor Media, Inc., 7.75%, 3/15/2016		50,000	45,313
Quebecor World, Inc., 144A, 9.75%, 1/15/2015**		45,000	4,050
Reader's Digest Association, Inc., 9.0%, 2/15/2017		50,000	2,250
Sabre Holdings Corp., 8.35%, 3/15/2016		50,000	33,000
Seminole Hard Rock Entertainment, Inc., 144A, 3.129%***, 3/15/2014		65,000	44,850
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		50,000	30,000
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		185,000	25,900
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		55,000	38,500
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/2014		45,000	42,300
Time Warner Cable, Inc.:
6.75%, 6/15/2039		180,000	175,192
8.25%, 4/1/2019		260,000	295,000
Travelport LLC:
5.293%***, 9/1/2014		45,000	24,525
9.875%, 9/1/2014		10,000	6,650
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015**		15,000	1,856
United Components, Inc., 9.375%, 6/15/2013		10,000	6,350
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	200,000	274,257
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	100,000	124,854
144A, 8.0%, 11/1/2016	EUR	50,000	58,569
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		20,016	100
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		45,000	44,775
Young Broadcasting, Inc., 8.75%, 1/15/2014**		275,000	688
			3,993,772
Consumer Staples 1.5%
Alliance One International, Inc.:
8.5%, 5/15/2012		20,000	19,750
144A, 10.0%, 7/15/2016 (d)		120,000	113,700
		Principal Amount ($) (a)	Value ($)

Altria Group, Inc.:
8.5%, 11/10/2013		45,000	51,153
9.7%, 11/10/2018		25,000	28,661
10.2%, 2/6/2039		200,000	236,313
Delhaize America, Inc., 8.05%, 4/15/2027		20,000	20,550
General Nutrition Centers, Inc., 6.404%***, 3/15/2014 (PIK)		40,000	32,000
Ingles Markets, Inc., 144A, 8.875%, 5/15/2017		30,000	29,550
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		223,000	89,200
Smithfield Foods, Inc.:
7.75%, 7/1/2017		10,000	7,275
144A, 10.0%, 7/15/2014 (d)		55,000	54,313
SUPERVALU, Inc., 8.0%, 5/1/2016		90,000	87,300
Tyson Foods, Inc., 6.6%, 4/1/2016		120,000	115,711
Viskase Companies, Inc., 11.5%, 6/15/2011		225,000	164,250
			1,049,726
Energy 8.7%
Anadarko Petroleum Corp., 8.7%, 3/15/2019		360,000	403,281
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018		115,000	108,387
Belden & Blake Corp., 8.75%, 7/15/2012		310,000	251,100
Bill Barrett Corp., 9.875%, 7/15/2016 (d)		40,000	38,069
Bristow Group, Inc., 7.5%, 9/15/2017		70,000	63,525
Chaparral Energy, Inc., 8.5%, 12/1/2015		110,000	68,200
Chesapeake Energy Corp.:
6.25%, 1/15/2018		75,000	62,250
6.875%, 1/15/2016		240,000	211,800
7.25%, 12/15/2018		110,000	95,700
7.5%, 6/15/2014 (b)		25,000	23,688
Colorado Interstate Gas Co., 6.8%, 11/15/2015		30,000	30,819
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		420,000	468,192
El Paso Corp.:
7.25%, 6/1/2018		55,000	50,781
9.625%, 5/15/2012		50,000	50,350
Empresa Nacional del Petroleo, 144A, 6.25%, 7/8/2019 (d)		180,000	178,459
Energy Transfer Partners LP, 8.5%, 4/15/2014		370,000	415,011
Enterprise Products Operating LLP, Series L, 6.3%, 9/15/2017		550,000	552,728
EXCO Resources, Inc., 7.25%, 1/15/2011		95,000	92,150
Forest Oil Corp., 7.25%, 6/15/2019		35,000	31,325
Frontier Oil Corp.:
6.625%, 10/1/2011		40,000	39,000
8.5%, 9/15/2016 (b)		80,000	80,600
GulfSouth Pipeline Co., LP, 144A, 5.75%, 8/15/2012		15,000	14,552
Husky Energy, Inc., 7.25%, 12/15/2019		210,000	229,440
KCS Energy, Inc., 7.125%, 4/1/2012		240,000	226,200
		Principal Amount ($) (a)	Value ($)

Linn Energy LLC, 144A, 11.75%, 5/15/2017		75,000	72,938
Mariner Energy, Inc.:
7.5%, 4/15/2013		60,000	54,600
8.0%, 5/15/2017 (b)		95,000	78,850
Newfield Exploration Co., 7.125%, 5/15/2018		90,000	81,787
OPTI Canada, Inc.:
7.875%, 12/15/2014		90,000	58,275
8.25%, 12/15/2014		160,000	105,600
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		460,000	423,200
Petrohawk Energy Corp.:
7.875%, 6/1/2015		30,000	27,750
9.125%, 7/15/2013		65,000	64,675
Plains Exploration & Production Co.:
7.0%, 3/15/2017 (b)		60,000	52,500
7.625%, 6/1/2018		110,000	98,725
Quicksilver Resources, Inc.:
7.125%, 4/1/2016		170,000	132,600
11.75%, 1/1/2016 (b)		15,000	15,525
Regency Energy Partners LP:
8.375%, 12/15/2013		80,000	77,200
144A, 9.375%, 6/1/2016		115,000	111,262
Southwestern Energy Co., 144A, 7.5%, 2/1/2018		85,000	81,600
Stone Energy Corp.:
6.75%, 12/15/2014		105,000	66,150
8.25%, 12/15/2011		160,000	131,200
Talisman Energy, Inc., 7.75%, 6/1/2019		190,000	210,481
Tesoro Corp., 6.5%, 6/1/2017		60,000	51,300
Whiting Petroleum Corp.:
7.25%, 5/1/2012		125,000	119,687
7.25%, 5/1/2013		20,000	18,950
Williams Companies, Inc., 8.125%, 3/15/2012		180,000	186,543
			6,107,005
Financials 26.6%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		125,000	70,000
American Express Co., 8.125%, 5/20/2019		180,000	186,791
American International Group, Inc., 18.2%***, 6/27/2022		360,000	214,200
Anglo American Capital PLC, 144A, 9.375%, 4/8/2019		330,000	356,400
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		75,400	27,506
Bank of America Corp., 7.625%, 6/1/2019		360,000	361,606
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014**		30,000	4,200
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		65,000	62,238
Capital One Bank USA NA, 8.8%, 7/15/2019		360,000	367,785
CIT Group, Inc.:
5.4%, 2/13/2012		400,000	272,042
5.8%, 7/28/2011 (b)		105,000	78,724
Series A, 7.625%, 11/30/2012 (b)		70,000	47,932
		Principal Amount ($) (a)	Value ($)

Citigroup, Inc.:
6.5%, 8/19/2013		25,000	24,284
8.5%, 5/22/2019		375,000	381,465
Commonwealth Bank of Australia, 8.7%***, 7/21/2016		1,000,000	984,890
Conproca SA de CV, REG S, 12.0%, 6/16/2010		143,100	147,751
Depfa ACS Bank, 144A, 9.5%***, 10/6/2023		1,000,000	860,500
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		285,000	246,507
7.375%, 2/1/2011		45,000	40,737
7.875%, 6/15/2010		140,000	132,981
9.875%, 8/10/2011		145,000	134,133
GMAC LLC:
144A, 6.875%, 9/15/2011		297,000	259,875
144A, 7.75%, 1/19/2010		410,000	399,750
Hellas Telecommunications Finance, 144A, 9.435%***, 7/15/2015 (PIK)	EUR	100,000	14,028
Hexion US Finance Corp., 9.75%, 11/15/2014		35,000	15,750
HSBC Finance Corp., 1.206%***, 5/10/2010		210,000	204,482
Inmarsat Finance II PLC, 10.375%, 11/15/2012		135,000	139,725
Intergas Finance BV, REG S, 6.875%, 11/4/2011		275,000	247,500
iPayment, Inc., 9.75%, 5/15/2014		45,000	24,300
Kreditanstalt fuer Wiederaufbau:
2.05%, 2/16/2026	JPY	300,000,000	2,959,544
5.0%, 7/4/2011	EUR	2,350,000	3,506,721
MetLife, Inc.:
6.75%, 6/1/2016		135,000	137,437
7.717%, 2/15/2019		180,000	192,535
New ASAT (Finance) Ltd., 9.25%, 2/1/2011**		90,000	113
Nielsen Finance LLC, 144A, 11.5%, 5/1/2016 (b)		20,000	19,450
NiSource Finance Corp., 7.875%, 11/15/2010		75,000	77,467
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		100,000	84,500
Pacific Life Global Funding, 144A, 1.8%***, 2/6/2016		386,000	338,618
PNC Bank NA, 6.875%, 4/1/2018		180,000	177,944
Principal Financial Group, Inc., 8.875%, 5/15/2019		360,000	377,934
Qwest Capital Funding, Inc., 7.0%, 8/3/2009		50,000	50,000
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		13,000	13,471
Rio Tinto Finance (USA) Ltd.:
8.95%, 5/1/2014		375,000	416,717
9.0%, 5/1/2019		240,000	266,761
Sprint Capital Corp.:
7.625%, 1/30/2011		50,000	49,438
8.375%, 3/15/2012		20,000	19,700
Telecom Italia Capital SA:
5.25%, 10/1/2015		180,000	173,761
7.175%, 6/18/2019		180,000	182,465
Telefonica Emisiones SAU, 5.877%, 7/15/2019 (d)		170,000	175,269
		Principal Amount ($) (a)	Value ($)

The Goldman Sachs Group, Inc., 7.5%, 2/15/2019		360,000	385,478
Toll Brothers Finance Corp., 8.91%, 10/15/2017		360,000	368,144
Toyota Motor Credit Corp., 5.25%, 2/3/2012	EUR	1,000,000	1,463,799
Tropicana Entertainment LLC, 9.625%, 12/15/2014**		150,000	1,313
UCI Holdco, Inc., 8.629%***, 12/15/2013 (PIK)		72,822	16,021
Universal City Development Partners Ltd., 11.75%, 4/1/2010		235,000	223,838
Virgin Media Finance PLC:
8.75%, 4/15/2014		220,000	214,500
Series 1, 9.5%, 8/15/2016		200,000	197,000
Wind Acquisition Finance SA, 144A, 9.75%, 12/1/2015	EUR	180,000	244,937
			18,642,957
Health Care 2.9%
Boston Scientific Corp., 6.0%, 6/15/2011		75,000	74,813
Community Health Systems, Inc., 8.875%, 7/15/2015		345,000	338,100
Express Scripts, Inc., 7.25%, 6/15/2019		84,000	92,630
HCA, Inc.:
144A, 8.5%, 4/15/2019		45,000	44,100
9.125%, 11/15/2014		95,000	94,050
9.25%, 11/15/2016		290,000	285,650
9.625%, 11/15/2016 (PIK)		152,000	150,480
HEALTHSOUTH Corp., 10.75%, 6/15/2016		50,000	50,250
IASIS Healthcare LLC, 8.75%, 6/15/2014		75,000	73,500
McKesson Corp., 7.5%, 2/15/2019		95,000	106,984
Merck & Co., Inc., 4.0%, 6/30/2015		155,000	157,727
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)		55,000	42,350
The Cooper Companies, Inc., 7.125%, 2/15/2015		95,000	88,588
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015		75,000	73,125
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014		150,000	143,625
WellPoint, Inc., 7.0%, 2/15/2019		230,000	237,766
			2,053,738
Industrials 3.8%
Actuant Corp., 6.875%, 6/15/2017		40,000	36,400
Allied Waste North America, Inc., 6.5%, 11/15/2010		40,000	40,700
ARAMARK Corp., 8.5%, 2/1/2015		20,000	19,400
BE Aerospace, Inc., 8.5%, 7/1/2018 (b)		105,000	98,963
Belden, Inc.:
7.0%, 3/15/2017		45,000	39,825
144A, 9.25%, 6/15/2019		40,000	38,750
Bombardier, Inc., 144A, 6.75%, 5/1/2012		100,000	94,000
		Principal Amount ($) (a)	Value ($)

Browning-Ferris Industries, Inc., 7.4%, 9/15/2035		15,000	14,046
Cenveo Corp., 144A, 10.5%, 8/15/2016		55,000	41,250
Congoleum Corp., 8.625%, 8/1/2008**		125,000	37,500
Corrections Corp. of America, 7.75%, 6/1/2017		30,000	29,550
Esco Corp., 144A, 8.625%, 12/15/2013		80,000	69,200
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		50,000	42,875
Hutchison Whampoa International 09 Ltd., 144A, 7.625%, 4/9/2019		206,000	228,482
Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/2014		230,000	251,870
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012		55,000	34,100
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		115,000	96,600
7.625%, 12/1/2013		155,000	133,300
9.375%, 5/1/2012		150,000	142,500
Kansas City Southern Railway Co., 8.0%, 6/1/2015		100,000	93,000
Mobile Mini, Inc., 9.75%, 8/1/2014		65,000	62,238
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		75,000	61,500
Owens Corning, Inc., 9.0%, 6/15/2019		360,000	349,191
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017**		165,000	8,456
RailAmerica, Inc., 144A, 9.25%, 7/1/2017		45,000	43,425
RBS Global & Rexnord Corp., 9.5%, 8/1/2014		45,000	38,475
Titan International, Inc., 8.0%, 1/15/2012		195,000	176,475
TransDigm, Inc., 7.75%, 7/15/2014		30,000	28,500
United Rentals North America, Inc.:
6.5%, 2/15/2012		125,000	121,250
7.0%, 2/15/2014		175,000	143,062
US Concrete, Inc., 8.375%, 4/1/2014		55,000	36,025
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011		35,000	21,875
			2,672,783
Information Technology 1.0%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		70,000	39,725
L-3 Communications Corp.:
5.875%, 1/15/2015		160,000	142,000
Series B, 6.375%, 10/15/2015		80,000	72,600
7.625%, 6/15/2012		195,000	195,488
MasTec, Inc., 7.625%, 2/1/2017		65,000	56,306
Seagate Technology International, 144A, 10.0%, 5/1/2014		25,000	25,781
SunGard Data Systems, Inc., 10.25%, 8/15/2015		165,000	152,419
Vangent, Inc., 9.625%, 2/15/2015		35,000	29,050
			713,369
		Principal Amount ($) (a)	Value ($)

Materials 5.4%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		25,000	16,250
ArcelorMittal, 9.0%, 2/15/2015		180,000	189,794
ARCO Chemical Co., 9.8%, 2/1/2020**		405,000	127,575
Ashland, Inc., 144A, 9.125%, 6/1/2017		55,000	57,200
Barrick Gold Corp., 6.95%, 4/1/2019		310,000	347,202
Cascades, Inc., 7.25%, 2/15/2013		25,000	21,813
Clondalkin Acquisition BV, 144A, 2.629%***, 12/15/2013		75,000	51,375
CPG International I, Inc., 10.5%, 7/1/2013		130,000	72,800
Crown Americas LLC, 144A, 7.625%, 5/15/2017		30,000	28,950
Dow Chemical Co.:
8.55%, 5/15/2019		45,000	45,080
9.4%, 5/15/2039		360,000	370,576
Exopack Holding Corp., 11.25%, 2/1/2014		160,000	131,200
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015		145,000	146,450
8.375%, 4/1/2017		280,000	282,100
GEO Specialty Chemicals, Inc.:
144A, 7.5%***, 3/31/2015 (PIK)		119,413	77,619
10.0%, 3/31/2015		119,040	77,376
Georgia-Pacific LLC:
144A, 7.0%, 1/15/2015		45,000	42,075
144A, 7.125%, 1/15/2017		35,000	32,550
144A, 8.25%, 5/1/2016		65,000	63,050
9.5%, 12/1/2011		50,000	51,500
Graphic Packaging International, Inc., 144A, 9.5%, 6/15/2017		70,000	68,950
Hexcel Corp., 6.75%, 2/1/2015		255,000	236,512
Huntsman International LLC, 144A, 6.875%, 11/15/2013	EUR	100,000	102,408
Huntsman LLC, 11.625%, 10/15/2010		98,000	100,450
Innophos, Inc., 8.875%, 8/15/2014		35,000	32,025
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		130,000	116,675
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		35,000	16,100
NewMarket Corp., 7.125%, 12/15/2016		110,000	99,000
NewPage Corp., 10.0%, 5/1/2012		110,000	52,800
Owens-Brockway Glass Container, Inc., 144A, 7.375%, 5/15/2016		110,000	106,700
Pliant Corp., 11.85%, 6/15/2009**		10	7
Radnor Holdings Corp., 11.0%, 3/15/2010**		25,000	33
Silgan Holdings, Inc., 144A, 7.25%, 8/15/2016		50,000	48,000
Solo Cup Co., 144A, 10.5%, 11/1/2013 (d)		55,000	55,137
		Principal Amount ($) (a)	Value ($)

Teck Resources Ltd.:
144A, 9.75%, 5/15/2014		45,000	46,575
144A, 10.25%, 5/15/2016		45,000	47,138
144A, 10.75%, 5/15/2019		170,000	182,750
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		110,000	100,512
The Mosaic Co., 144A, 7.375%, 12/1/2014		85,000	87,550
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		85,000	72,462
			3,804,319
Telecommunication Services 3.8%
BCM Ireland Preferred Equity Ltd., 144A, 8.281%***, 2/15/2017 (PIK)	EUR	70,669	19,747
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		60,000	58,500
Centennial Communications Corp.:
10.0%, 1/1/2013		40,000	42,200
10.125%, 6/15/2013		90,000	92,812
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		145,000	132,675
8.375%, 1/15/2014 (b)		55,000	50,875
Cricket Communications, Inc.:
9.375%, 11/1/2014		120,000	118,200
10.0%, 7/15/2015		100,000	99,250
France Telecom SA, 5.375%, 7/8/2019 (d)		130,000	130,940
Frontier Communications Corp., 6.25%, 1/15/2013		45,000	41,400
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		29,280	16,690
Hellas Telecommunications Luxembourg V, 144A, 4.935%***, 10/15/2012	EUR	200,000	187,982
Hughes Network Systems LLC, 144A, 9.5%, 4/15/2014		150,000	146,250
Intelsat Corp.:
144A, 9.25%, 8/15/2014		25,000	24,187
144A, 9.25%, 6/15/2016		370,000	354,275
Intelsat Subsidiary Holding Co., Ltd., 144A, 8.875%, 1/15/2015		130,000	125,450
iPCS, Inc., 3.153%***, 5/1/2013 (b)		35,000	27,650
MetroPCS Wireless, Inc.:
9.25%, 11/1/2014		260,000	258,375
144A, 9.25%, 11/1/2014		15,000	14,850
Millicom International Cellular SA, 10.0%, 12/1/2013		265,000	268,644
Qwest Corp.:
7.875%, 9/1/2011		135,000	135,000
8.875%, 3/15/2012		30,000	30,225
Stratos Global Corp., 9.875%, 2/15/2013		30,000	30,000
Telesat Canada, 144A, 11.0%, 11/1/2015		180,000	184,500
Windstream Corp.:
7.0%, 3/15/2019		60,000	52,200
8.625%, 8/1/2016		10,000	9,575
			2,652,452
Utilities 4.8%
AES Corp.:
8.0%, 10/15/2017		10,000	9,300
8.0%, 6/1/2020		60,000	53,850
144A, 8.75%, 5/15/2013		610,000	619,150
		Principal Amount ($) (a)	Value ($)

Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		470,000	489,032
CMS Energy Corp., 8.5%, 4/15/2011		225,000	232,884
Dominion Resources, Inc., Series C, 5.15%, 7/15/2015		360,000	365,185
Electricite de France, 144A, 6.5%, 1/26/2019		194,000	212,474
Energy Future Holdings Corp., 10.875%, 11/1/2017		65,000	47,450
Knight, Inc., 6.5%, 9/1/2012		115,000	112,412
Mirant Americas Generation LLC, 8.3%, 5/1/2011		230,000	229,425
Mirant North America LLC, 7.375%, 12/31/2013		60,000	57,600
NRG Energy, Inc.:
7.25%, 2/1/2014		125,000	121,250
7.375%, 2/1/2016		115,000	108,819
7.375%, 1/15/2017		90,000	84,825
NV Energy, Inc.:
6.75%, 8/15/2017		105,000	95,112
8.625%, 3/15/2014		25,000	24,625
Sempra Energy, 6.5%, 6/1/2016		180,000	187,892
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		130,000	80,925
Toledo Edison Co., 7.25%, 5/1/2020		230,000	256,098
			3,388,308
Total Corporate Bonds (Cost $47,255,338)			45,078,429

Commercial Mortgage-Backed Securities 2.2%
Credit Suisse Mortgage Capital Certificates Trust, "A2", Series 2007-C1, 5.268%, 2/15/2040		814,000	699,356
JPMorgan Chase Commercial Mortgage Securities Corp., "F", Series 2004-LN2, 144A, 5.641%***, 7/15/2041		500,000	140,342
Wachovia Bank Commercial Mortgage Trust, "A2", Series 2007-C32, 5.924%***, 6/15/2049		780,000	727,955
Total Commercial Mortgage-Backed Securities (Cost $1,953,667)			1,567,653

Collateralized Mortgage Obligations 2.3%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 5.456%***, 2/25/2034		279,339	227,477
Citicorp Mortgage Securities, Inc., "1A7", Series 2006-4, 6.0%, 8/25/2036		249,931	237,687
Merrill Lynch Mortgage Investors Trust:
"2A1A", Series 2005-A9, 5.155%***, 12/25/2035		393,871	332,221
"2A", Series 2003-A6, 5.377%***, 10/25/2033		189,791	162,516
Provident Funding Mortgage Loan Trust, "2A1", Series 2005-1, 4.382%***, 5/25/2035		219,882	188,076
		Principal Amount ($) (a)	Value ($)

Residential Funding Mortgage Securities I, "3A1", Series 2005-SA2, 5.143%***, 6/25/2035		334,337	308,500
Wells Fargo Mortgage-Backed Securities Trust, "3A1", Series 2004-EE, 4.49%***, 12/25/2034		158,082	146,053
Total Collateralized Mortgage Obligations (Cost $1,578,814)			1,602,530

Asset-Backed 2.7%
Credit Card Receivables 2.1%
Bank One Issuance Trust, "B2", Series 2004-B2, 4.37%, 4/15/2012		550,000	553,393
Washington Mutual Master Note Trust, "C1", Series 2007-C1, 144A, 0.719%***, 5/15/2014		1,000,000	940,028
			1,493,421
Miscellaneous 0.6%
Duane Street CLO, "A", Series 2005-1A, 144A, 1.224%***, 11/8/2017		495,423	413,678
Total Asset-Backed (Cost $1,908,538)			1,907,099

Mortgage-Backed Securities Pass-Throughs 2.2%
Government National Mortgage Association:
4.5%, 10/1/2038 (d)		750,000	748,359
5.5%, 5/1/2036 (d)		750,000	774,375
Total Mortgage-Backed Securities Pass-Throughs (Cost $1,507,695)			1,522,734

Government & Agency Obligations 24.5%
Other Government Related 1.6%
Citibank NA, FDIC Guaranteed, 1.016%***, 5/7/2012		650,000	648,423
JPMorgan Chase & Co.:
Series 3, FDIC Guaranteed, 0.854%***, 12/26/2012		232,000	234,320
FDIC Guaranteed, 0.859%***, 6/15/2012		268,000	271,005
			1,153,748
Sovereign Bonds 17.2%
Federal Republic of Germany, Series 06, 4.0%, 7/4/2016	EUR	150,000	222,906
Federative Republic of Brazil:
8.875%, 10/14/2019		715,000	875,875
12.5%, 1/5/2016	BRL	250,000	133,821
Government of Canada, 4.5%, 6/1/2015	CAD	350,000	330,095
Kingdom of Spain, 3.15%, 1/31/2016	EUR	1,300,000	1,792,719
Province of Quebec, Series PO, 1.6%, 5/9/2013	JPY	85,000,000	855,223
Republic of Argentina, 5.83%, 12/31/2033	ARS	440	72
Republic of Bulgaria, 144A, 8.25%, 1/15/2015		170,000	177,650
Republic of Colombia, 8.25%, 12/22/2014		170,000	196,350
		Principal Amount ($) (a)	Value ($)

Republic of El Salvador, 144A, 7.65%, 6/15/2035 (b)		156,000	131,040
Republic of Greece:
3.6%, 7/20/2016	EUR	500,000	679,281
4.5%, 9/20/2037	EUR	500,000	585,255
Republic of Indonesia, 144A, 6.875%, 3/9/2017		440,000	426,800
Republic of Panama, 9.375%, 1/16/2023		500,000	625,000
Republic of Peru, 7.35%, 7/21/2025		185,000	197,950
Republic of Poland, 5.875%, 2/3/2014	EUR	190,000	273,794
Republic of South Africa, 6.875%, 5/27/2019		220,000	226,050
Republic of Turkey:
7.0%, 9/26/2016		305,000	311,862
7.25%, 3/15/2015		80,000	83,200
11.75%, 6/15/2010		475,000	509,437
Republic of Uruguay:
7.625%, 3/21/2036		60,000	57,750
9.25%, 5/17/2017		105,000	120,225
Russian Federation, REG S, 7.5%, 3/31/2030		179,419	176,638
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016 (b)		100,000	99,000
United Kingdom Treasury Bond, 4.75%, 9/7/2015	GBP	1,500,000	2,716,479
United Mexican States, Series A, 5.875%, 1/15/2014		220,000	231,550
			12,036,022
US Government Sponsored Agencies 1.2%
Federal Home Loan Bank, 7.45%***, 10/16/2023		600,000	588,000
Federal National Mortgage Association, 8.45%***, 2/27/2023		250,000	247,500
			835,500
US Treasury Obligations 4.5%
US Treasury Bills:
0.15%****, 9/17/2009 (e)		853,000	852,664
0.16%****, 8/27/2009 (e)		41,000	40,991
US Treasury Bond, 3.5%, 2/15/2039		672,000	581,071
US Treasury Inflation-Indexed Note, 2.0%, 4/15/2012		840,608	864,513
US Treasury Notes:
2.25%, 5/31/2014		489,000	482,428
2.75%, 2/15/2019		150,000	140,484
3.125%, 5/15/2019		172,000	166,357
			3,128,508
Total Government & Agency Obligations (Cost $16,840,460)			17,153,778

Loan Participations and Assignments 2.1%
Senior Loans*** 1.8%
Buffets, Inc.:
Second Lien Term Loan, LIBOR plus 1.0%, plus 16.25% (PIK), 19.121%, 5/1/2013		50,222	20,089
Letter of Credit Term Loan B, LIBOR plus 7.25%, 7.848%, 5/1/2013		10,555	4,750
		Principal Amount ($) (a)	Value ($)

Incremental Term Loan, LIBOR (3% floor) plus 15.0%, 18.0%, 4/30/2012		29,989	28,489
Charter Communications Operating LLC:
Term Loan, Prime plus 3.0%, 6.25%, 3/6/2014		323,688	292,533
Term Loan, Prime plus 6.0%, 9.25%, 3/6/2014		113,850	112,256
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 2.5%, 2.81%, 6/20/2013		37,474	30,447
Golden Nugget, Inc., Second Lien Term Loan, LIBOR plus 3.25%, 3.56%, 12/31/2014		55,000	22,000
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit, LIBOR plus 2.1%, 2.598%, 3/26/2014		2,405	1,653
Term Loan, LIBOR plus 2.0%, 2.598%, 3/26/2014		40,848	28,083
Hexion Specialty Chemicals, Inc.:
Term Loan C2, LIBOR plus 2.25%, 2.875%, 5/6/2013		41,124	28,252
Term Loan C1, LIBOR plus 2.25%, 3.5%, 5/6/2013		151,566	104,126
IASIS Healthcare LLC, Term Loan, LIBOR plus 5.25%, 6.289%, 6/13/2014 (PIK)		75,752	59,276
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 3.289%, 9/30/2014		48,590	35,228
Sbarro, Inc., Term Loan, LIBOR plus 4.5%, 4.81%, 1/31/2014		40,000	31,133
Texas Competitive Electric Holdings Co., LLC:
Term Loan B2, LIBOR plus 3.5%, 3.821%, 10/10/2014		191,030	137,053
Term Loan B3, LIBOR plus 3.5%, 3.821%, 10/10/2014		458,025	327,827
Tribune Co., Term Loan B, Prime plus 2.0%, 5.25%, 6/4/2014**		88,875	30,468
			1,293,663
Sovereign Loans 0.3%
Export-Import Bank of Ukraine, 6.8%, 10/4/2012		105,000	79,579
Gazprom, 144A, 6.51%, 3/7/2022		130,000	97,500
			177,079
Total Loan Participations and Assignments (Cost $1,914,603)			1,470,742

Preferred Securities 0.1%
Financials 0.0%
Xerox Capital Trust I, 8.0%, 2/1/2027 (b)		35,000	26,600
Materials 0.1%
Hercules, Inc., 6.5%, 6/30/2029		85,000	45,900
Total Preferred Securities (Cost $85,821)			72,500
	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	2,318	2,782
Vertis Holdings, Inc.*	940	0
		2,782
Materials 0.0%
GEO Specialty Chemicals, Inc.*	2,058	1,749
Total Common Stocks (Cost $19,822)		4,531

Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 12.0%*	10,000	0
Series AI, 144A, 12.0%*	20,000	0
Total Convertible Preferred Stocks (Cost $4,191)		0

Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	15,600	876
Industrials 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*	10	0
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	85	0
Total Warrants (Cost $17,432)		876
		Contract Amount	Value ($)

Call Options Purchased 0.1%
Call Options
Option on an interest rate swap expiring on March 14, 2012 for the obligation to receive a fixed rate of 1.72% versus the one-year EUR LIBOR, Expiration Date 3/10/2011 (Cost $54,651)	EUR	36,700,000	37,800
	Shares	Value ($)

Securities Lending Collateral 1.3%
Daily Assets Fund Institutional, 0.48% (f) (g) (Cost $883,325)	883,325	883,325

Cash Equivalents 1.9%
Cash Management QP Trust, 0.27% (f) (Cost $1,372,379)	1,372,379	1,372,379
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $75,396,736)+	103.6	72,674,376
Other Assets and Liabilities, Net	(3.6)	(2,553,264)
Net Assets	100.0	70,121,112
* Non-income producing security.
** Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
ARCO Chemical Co.	9.8%	2/1/2020	405,000	USD	423,400	127,575
Buffalo Thunder Development Authority	9.375%	12/15/2014	30,000	USD	30,000	4,200
CanWest MediaWorks LP	9.25%	8/1/2015	50,000	USD	50,000	5,000
Congoleum Corp.	8.625%	8/1/2008	125,000	USD	105,994	37,500
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	65,000	USD	65,225	2,438
Idearc, Inc.	8.0%	11/15/2016	125,000	USD	99,731	3,281
New ASAT (Finance) Ltd.	9.25%	2/1/2011	90,000	USD	75,700	113
Pliant Corp.	11.85%	6/15/2009	10	USD	10	7
Quebecor World, Inc.	9.75%	1/15/2015	45,000	USD	45,000	4,050
R.H. Donnelley Corp.	8.875%	10/15/2017	165,000	USD	157,483	8,456
Radnor Holdings Corp.	11.0%	3/15/2010	25,000	USD	15,888	33
Tribune Co.	5.25%	6/4/2014	88,875	USD	88,819	30,468
Tropicana Entertainment LLC	9.625%	12/15/2014	150,000	USD	122,979	1,313
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	15,000	USD	10,838	1,856
Young Broadcasting, Inc.	8.75%	1/15/2014	275,000	USD	224,631	688
					1,515,698	226,978
*** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2009.
**** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $75,425,245. At June 30, 2009, net unrealized depreciation for all securities based on tax cost was $2,750,869. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,261,217 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,012,086.
(a) Principal amount stated in US dollars unless otherwise noted.
(b) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2009 amounted to $851,636, which is 1.2% of net assets.
(c) Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 12/31/2009.
(d) When-issued or delayed delivery security included.
(e) At June 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.

LIBOR: Represents the London InterBank Offered Rate.

PIK: Denotes that all or a portion of the income is paid in-kind.

Prime: Interest rate charged by banks to their most credit worthy customers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act.

At June 30, 2009, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Australian Treasury Bond	9/15/2009	14	1,162,319	1,171,065	8,746
10 Year US Treasury Note	9/21/2009	34	3,968,673	3,953,031	(15,642)
3 Year Australian Treasury Bond	9/15/2009	11	920,195	917,022	(3,173)
AEX Index	7/17/2009	2	146,598	142,782	(3,816)
ASX SPI 200 Index	9/17/2009	6	486,542	471,514	(15,028)
Federal Republic of Germany Euro-Schatz	9/8/2009	47	7,101,069	7,114,269	13,200
FTSE 100 Index	9/18/2009	14	998,356	971,523	(26,833)
FTSE MIB Index	9/18/2009	1	139,407	133,887	(5,520)
Hang Seng Index	7/30/2009	5	564,983	594,189	29,206
IBEX 35 Index	7/17/2009	1	133,151	136,314	3,163
S&P E-Mini 500 Index	9/18/2009	22	1,034,715	1,007,050	(27,665)
United Kingdom Long Gilt Bond	9/28/2009	11	2,127,379	2,136,917	9,538
Total net unrealized depreciation					(33,824)

At June 30, 2009, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Canadian Government Bond	9/21/2009	3	309,880	312,754	(2,874)
10 Year Japanese Government Bond	9/10/2009	4	5,648,153	5,734,157	(86,004)
2 Year US Treasury Note	9/30/2009	18	3,901,778	3,891,938	9,840
CAC 40 Index	7/17/2009	1	45,066	43,993	1,073
DAX Index	9/18/2009	7	1,219,883	1,183,181	36,702
DJ Euro Stoxx 50 Index	9/18/2009	4	135,964	134,561	1,403
Federal Republic of Germany Euro-Bund	9/8/2009	14	2,333,163	2,377,997	(44,834)
NASDAQ E-Mini 100 Index	9/18/2009	14	415,870	413,350	2,520
Russell E-Mini 2000 Index	9/18/2009	14	731,220	710,080	21,140
S&P TSE 60 Index	9/17/2009	1	110,670	107,828	2,842
TOPIX Index	9/11/2009	7	669,953	671,770	(1,817)
Total net unrealized depreciation					(60,009)

At June 30, 2009, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Portfolio	Cash Flows Received by the Portfolio	Unrealized Appreciation ($)
4/20/2009 4/20/2024	500,000[1]	Fixed — 7.5%	Floating — LIBOR	5,825
5/15/2009 5/15/2024	500,000[1]	Fixed — 7.5%	Floating — LIBOR	3,671
Total unrealized appreciation				9,496

At June 30, 2009, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid by the Portfolio	Reference Entity	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Depreciation ($)
6/1/2009 6/1/2012	3,000,000[2]	0.425%	Global Interest Rate Strategy Index	(34,989)	2,200	(37,189)

Counterparties:

1 Morgan Stanley
2 Citigroup, Inc.

At June 30, 2009, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
USD	259,944	NZD	410,000	7/15/2009	4,348
USD	1,358,522	JPY	133,036,000	7/15/2009	22,698
SEK	4,970,000	USD	651,197	7/15/2009	6,997
EUR	1,170,000	USD	1,647,079	7/15/2009	5,722
NOK	782,000	USD	123,841	7/15/2009	2,277
GBP	1,650,000	USD	2,723,025	7/29/2009	9,011
JPY	200,000,000	USD	2,097,938	7/29/2009	23,230
Total unrealized appreciation					74,283
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
EUR	731,000	USD	1,010,953	7/14/2009	(14,544)
EUR	198,500	USD	274,520	7/14/2009	(3,949)
EUR	800	USD	1,119	7/14/2009	(3)
EUR	112,300	USD	157,108	7/14/2009	(434)
USD	2,979,658	CHF	3,202,000	7/15/2009	(32,119)
USD	933,109	CAD	1,029,000	7/15/2009	(48,374)
USD	1,594,892	AUD	1,975,000	7/15/2009	(5,345)
GBP	471,000	USD	773,316	7/15/2009	(1,564)
EUR	4,150,000	USD	5,814,901	7/29/2009	(3,432)
Total unrealized depreciation					(109,764)
Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
USD United States Dollar

For information on the Portfolio's policy and additional disclosures regarding option contracts, futures contracts, interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income (h)
Corporate Bonds	$ —	$ 43,763,981	$ 1,314,448	$ 45,078,429
Commercial Mortgage-Backed Securities	—	1,567,653	—	1,567,653
Collateralized Mortgage Obligations	—	1,602,530	—	1,602,530
Asset-Backed	—	1,493,421	413,678	1,907,099
Mortgage-Backed Securities Pass-Throughs	—	1,522,734	—	1,522,734
Government & Agency Obligations	—	15,538,302	721,821	16,260,123
Loan Participation & Assignments	—	1,333,834	136,908	1,470,742
Preferred Securities	—	72,500	—	72,500
Common Stock and/or Other Equity Investments (h)	—	2,782	2,625	5,407
Short-Term Investments (h)	883,325	2,266,034	—	3,149,359
Derivatives (i)	—	121,579	—	121,579
Total	$ 883,325	$ 69,285,350	$ 2,589,480	$ 72,758,155
	Level 1	Level 2	Level 3	Total
Liabilities
Derivatives (i)	$ (93,833)	$ (146,953)	$ —	$ (240,786)
Total	$ (93,833)	$ (146,953)	$ —	$ (240,786)
(h) See Investment Portfolio for additional detailed categorizations.
(i) Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, total return swap contracts, forward foreign currency exchange contracts and value of options purchased.

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Asset-Backed	Government & Agency Obligations	Loan Participation and Assignments	Other Investments	Common Stock and/or Other Equity Investments	Total
Balance as of December 31, 2008	$ 932,370	$ —	$ 815,353	$ 86,087	$ 40,800	$ 2,973	$ 1,877,583
Realized gains (loss)	—	—	(17,094)	(18,834)	—	—	(35,928)
Change in unrealized appreciation (depreciation)	(137,544)	—	56,382	23,760	26,614	(17,780)	(48,568)
Amortization premium/discount	1,176	—	(5,605)	769	115	—	(3,545)
Net purchases (sales)	343,527	413,678	(127,215)	45,126	(67,529)	17,432	625,019
Net transfers in (out) of Level 3	174,919	—	—	—	—	—	174,919
Balance as of June 30, 2009	$ 1,314,448	$ 413,678	$ 721,821	$ 136,908	$ —	$ 2,625	$ 2,589,480
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2009	$ (132,086)	$ —	$ 21,808	$ (5,293)	$ —	$ (17,780)	$ (133,351)

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $73,141,032) — including $851,636 of securities loaned	$ 70,418,672
Investment in Daily Assets Fund Institutional (cost $883,325)*	883,325
Investment in Cash Management QP Trust (cost $1,372,379)	1,372,379
Total investments, at value (cost $75,396,736)	72,674,376
Cash	35,337
Foreign currency, at value (cost $189,148)	191,057
Receivable for when-issued and delayed securities sold	1,052,162
Receivable for investments sold	444,256
Interest receivable	1,214,556
Unrealized appreciation on forward foreign currency exchange contracts	74,283
Unrealized appreciation on open swap contracts	9,496
Foreign taxes recoverable	1,427
Due from Advisor	74
Other assets	2,249
Total assets	75,699,273
Liabilities
Payable for when-issued and delayed delivery securities purchased	2,847,988
Payable for investments purchased	1,438,037
Payable upon return of securities loaned	883,325
Payable for Portfolio shares redeemed	121,021
Net payable on closed forward currency exchange contracts	860
Unrealized depreciation on open forward foreign currency exchange contracts	109,764
Payable for variation margin on open futures contracts	28,315
Unrealized depreciation on open swap contracts	37,189
Accrued management fee	17,652
Accrued expenses	94,010
Total liabilities	5,578,161
Net assets, at value	$ 70,121,112
Net Assets Consist of
Undistributed net investment income	1,449,730
Net unrealized appreciation (depreciation) on: Investments	(2,722,360)
Swap contracts	(27,693)
Futures	(93,833)
Foreign currency	(12,853)
Accumulated net realized gain (loss)	(4,540,728)
Paid-in capital	76,068,849
Net assets, at value	$ 70,121,112
Class A Net Asset Value, offering and redemption price per share ($70,121,112 ÷ 6,790,348 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 10.33
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Income: Interest (net of foreign taxes withheld of $1,331)	$ 2,244,796
Interest — Cash Management QP Trust	11,762
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	3,523
Total Income	2,260,081
Expenses: Management fee	188,431
Administration fee	34,260
Services to shareholders	743
Custodian fee	15,506
Distribution service fee (Class B)	21
Legal fees	6,829
Audit and tax fees	34,556
Trustees' fees and expenses	3,716
Reports to shareholders	6,454
Pricing service fee	18,693
Other	5,063
Total expenses before expense reductions	314,272
Expense reductions	(33,233)
Total expenses after expense reductions	281,039
Net investment income (loss)	1,979,042
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(1,423,152)
Swap contracts	36,178
Futures	137,327
Written options	(29,550)
Foreign currency	(301,794)
Payments by affiliates (see Note I)	188
(1,580,803)
Change in net unrealized appreciation (depreciation) on: Investments	6,180,052
Swap contracts	(184,099)
Written options	47,755
Futures	(87,773)
Foreign currency	(538,307)
5,417,628
Net gain (loss)	3,836,825
Net increase (decrease) in net assets resulting from operations	$ 5,815,867

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income	$ 1,979,042	$ 4,979,905
Net realized gain (loss)	(1,580,803)	(4,971,505)
Change in net unrealized appreciation (depreciation)	5,417,628	(8,486,061)
Net increase (decrease) in net assets resulting from operations	5,815,867	(8,477,661)
Distributions to shareholders from: Net investment income: Class A	(3,708,668)	(6,041,956)
Class B	—	(489,657)
Net realized gains: Class A	—	(1,320,099)
Class B	—	(114,923)
Total distributions	(3,708,668)	(7,966,635)
Portfolio share transactions: Class A Proceeds from shares sold	4,212,214	22,468,946
Shares converted*	44,195	—
Reinvestment of distributions	3,708,668	7,362,055
Cost of shares redeemed	(12,669,483)	(41,402,528)
Net increase (decrease) in net assets from Class A share transactions	(4,704,406)	(11,571,527)
Class B Proceeds from shares sold	—	755,481
Shares converted*	(44,195)	604,580
Cost of shares redeemed	(151)	(9,329,944)
Net increase (decrease) in net assets from Class B share transactions	(44,346)	(7,969,883)
Increase (decrease) in net assets	(2,641,553)	(35,985,706)
Net assets at beginning of period	72,762,665	108,748,371
Net assets at end of period (including undistributed net investment income of $1,449,730 and $3,179,356, respectively)	$ 70,121,112	$ 72,762,665
Other Information
Class A Shares outstanding at beginning of period	7,250,530	8,561,326
Shares sold	421,631	2,033,447
Shares converted*	4,547	—
Shares issued to shareholders in reinvestment of distributions	392,867	674,181
Shares redeemed	(1,279,227)	(4,018,424)
Net increase (decrease) in Class A shares	(460,182)	(1,310,796)
Shares outstanding at end of period	6,790,348	7,250,530
Class B Shares outstanding at beginning of period	4,594	737,068
Shares sold	—	66,046
Shares converted*	(4,579)	55,517
Shares redeemed	(15)	(854,037)
Net increase (decrease) in Class B shares	(4,594)	(732,474)
Shares outstanding at end of period	—	4,594
* On March 6, 2009, Class B shares converted into Class A shares.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 10.03	$ 11.70	$ 11.80	$ 11.50	$ 12.25	$ 11.82
Income (loss) from investment operations: Net investment income[b]	.28	.55	.63	.62	.65	.58
Net realized and unrealized gain (loss)	.57	(1.38)	(.01)	.36	(.39)	.39
Total from investment operations	.85	(.83)	.62	.98	.26	.97
Less distributions from: Net investment income	(.55)	(.69)	(.72)	(.57)	(.98)	—
Net realized gains	—	(.15)	—	(.11)	(.03)	(.54)
Total distributions	(.55)	(.84)	(.72)	(.68)	(1.01)	(.54)
Net asset value, end of period	$ 10.33	$ 10.03	$ 11.70	$ 11.80	$ 11.50	$ 12.25
Total Return (%)	9.20c**	(7.75)[c]	5.43[c]	8.98	2.38	8.60
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	70	73	100	86	71	62
Ratio of expenses before expense reductions (%)	.92*	.89	.84	.85	.88	.84
Ratio of expenses after expense reductions (%)	.82*	.87	.83	.85	.88	.84
Ratio of net investment income (%)	5.78*	5.06	5.50	5.47	5.61	4.99
Portfolio turnover rate (%)	224**	234	147	143	120	210
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Performance Summary June 30, 2009

DWS Strategic Value VIP (formerly DWS Dreman High Return Equity VIP)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying Portfolio, their performance will differ.

The total annual Portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 are .77% and 1.13% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

Risk Considerations

This Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. In addition, the Portfolio may focus its investments on certain economic sectors, thereby increasing its vulnerability to any single economic, political or regulatory development. This may result in greater share price volatility. Please read this Portfolio's prospectus for specific details regarding this product's investments and risk profile.

Portfolio returns shown for all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Strategic Value VIP
[] DWS Strategic Value VIP — Class A [] S&P 500® Index

The Standard & Poor's 500® (S&P 500) Index is an unmanaged capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Strategic Value VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,163	$6,630	$6,141	$7,655	$9,516
	Average annual total return	1.63%	-33.70%	-15.00%	-5.21%	-.49%
S&P 500 Index	Growth of $10,000	$10,316	$7,379	$7,730	$8,928	$7,987
	Average annual total return	3.16%	-26.21%	-8.22%	-2.24%	-2.22%
DWS Strategic Value VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$10,141	$6,605	$6,074	$7,513	$9,271
	Average annual total return	1.41%	-33.95%	-15.31%	-5.56%	-1.08%
S&P 500 Index	Growth of $10,000	$10,316	$7,379	$7,730	$8,928	$10,661
	Average annual total return	3.16%	-26.21%	-8.22%	-2.24%	.92%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS Strategic Value VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,016.30	$ 1,014.10
Expenses Paid per $1,000*	$ 3.90	$ 5.49
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,020.93	$ 1,019.34
Expenses Paid per $1,000*	$ 3.91	$ 5.51
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS Strategic Value VIP	.78%	1.10%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS Strategic Value VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/09	12/31/08

Common Stocks	93%	100%
Cash Equivalents	7%	—
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/09	12/31/08

Energy	17%	29%
Financials	17%	20%
Industrials	14%	10%
Health Care	13%	19%
Consumer Discretionary	11%	10%
Consumer Staples	10%	7%
Information Technology	9%	—
Telecommunication Services	5%	2%
Materials	4%	3%
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 223. A complete list of portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2009 (Unaudited)

DWS Strategic Value VIP

	Shares	Value ($)

Common Stocks 94.5%
Consumer Discretionary 10.0%
Auto Components 1.1%
Johnson Controls, Inc.	130,000	2,823,600
Hotels Restaurants & Leisure 1.5%
Burger King Holdings, Inc.	62,250	1,075,057
Carnival Corp. (Units)	110,983	2,860,032
		3,935,089
Media 2.9%
Time Warner, Inc.	110,161	2,774,955
Walt Disney Co. (a)	215,060	5,017,350
		7,792,305
Specialty Retail 4.5%
GameStop Corp. "A"*	83,226	1,831,804
Lowe's Companies, Inc.	294,014	5,706,812
Staples, Inc. (a)	222,720	4,492,263
		12,030,879
Consumer Staples 9.3%
Beverages 0.8%
PepsiCo, Inc.	40,000	2,198,400
Food & Staples Retailing 2.2%
CVS Caremark Corp.	96,449	3,073,830
Kroger Co.	128,592	2,835,453
		5,909,283
Tobacco 6.3%
Altria Group, Inc.	641,730	10,517,955
Philip Morris International, Inc.	138,979	6,062,264
		16,580,219
Energy 16.4%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp. (a)	177,741	8,067,664
Apache Corp.	77,943	5,623,587
Chesapeake Energy Corp. (a)	129,339	2,564,792
Chevron Corp.	120,555	7,986,769
ConocoPhillips	227,880	9,584,634
Devon Energy Corp.	70,000	3,815,000
EnCana Corp.	66,531	3,291,289
Valero Energy Corp.	164,035	2,770,551
		43,704,286
Financials 16.2%
Capital Markets 3.3%
Bank of New York Mellon Corp.	106,978	3,135,525
The Goldman Sachs Group, Inc.	38,968	5,745,442
		8,880,967
Commercial Banks 2.6%
PNC Financial Services Group, Inc.	65,246	2,532,197
SunTrust Banks, Inc.	121,850	2,004,433
Wells Fargo & Co.	99,867	2,422,773
		6,959,403
Consumer Finance 0.6%
Capital One Financial Corp.	80,000	1,750,400
	Shares	Value ($)

Diversified Financial Services 6.4%
Bank of America Corp.	700,000	9,240,000
JPMorgan Chase & Co.	226,785	7,735,637
		16,975,637
Insurance 3.2%
Allstate Corp.	183,959	4,488,600
Fidelity National Financial, Inc. "A"	100,000	1,353,000
The Travelers Companies, Inc.	64,085	2,630,048
		8,471,648
Thrifts & Mortgage Finance 0.1%
Washington Mutual, Inc.	1,394,944	140,889
Health Care 12.7%
Biotechnology 1.5%
Amgen, Inc.*	72,542	3,840,374
Health Care Equipment & Supplies 1.0%
Baxter International, Inc.	51,764	2,741,421
Health Care Providers & Services 3.3%
Aetna, Inc.	185,258	4,640,713
UnitedHealth Group, Inc.	167,001	4,171,685
		8,812,398
Pharmaceuticals 6.9%
Merck & Co., Inc. (a)	194,595	5,440,876
Mylan, Inc.*	193,728	2,528,150
Novartis AG (ADR)	67,593	2,757,119
Pfizer, Inc.	511,337	7,670,055
		18,396,200
Industrials 12.9%
Aerospace & Defense 6.3%
Honeywell International, Inc.	88,734	2,786,248
ITT Corp.	77,339	3,441,585
Northrop Grumman Corp.	113,439	5,181,894
United Technologies Corp.	105,940	5,504,642
		16,914,369
Air Freight & Logistics 2.2%
FedEx Corp. (a)	104,397	5,806,561
Industrial Conglomerates 2.7%
General Electric Co.	335,908	3,936,842
Tyco International Ltd.	125,000	3,247,500
		7,184,342
Machinery 1.7%
Caterpillar, Inc. (a)	137,606	4,546,502
Information Technology 9.0%
Communications Equipment 1.0%
Cisco Systems, Inc.*	137,958	2,571,537
Computers & Peripherals 5.2%
Dell, Inc.*	327,486	4,496,383
Hewlett-Packard Co.	115,186	4,451,939
International Business Machines Corp.	39,111	4,083,970
Lexmark International, Inc. "A"*	50,000	792,500
		13,824,792
	Shares	Value ($)

Software 2.8%
Microsoft Corp.	250,565	5,955,930
Symantec Corp.*	100,000	1,556,000
		7,511,930
Materials 3.6%
Metals & Mining
BHP Billiton Ltd. (ADR) (a)	122,180	6,686,911
Newmont Mining Corp.	70,631	2,886,689
		9,573,600
Telecommunication Services 4.4%
Diversified Telecommunication Services 3.4%
AT&T, Inc.	150,000	3,726,000
Verizon Communications, Inc.	177,653	5,459,277
		9,185,277
Wireless Telecommunication Services 1.0%
Vodafone Group PLC (ADR)	134,141	2,614,408
Total Common Stocks (Cost $261,928,161)		251,676,716
	Shares	Value ($)

Securities Lending Collateral 11.7%
Daily Assets Fund Institutional, 0.48% (b) (c) (Cost $31,122,990)	31,122,990	31,122,990

Cash Equivalents 6.7%
Cash Management QP Trust, 0.27% (b) (Cost $17,791,568)	17,791,568	17,791,568
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $310,842,719)+	112.9	300,591,274
Other Assets and Liabilities, Net	(12.9)	(34,327,259)
Net Assets	100.0	266,264,015
* Non-income producing security.
+ The cost for federal income tax purposes was $312,465,629. At June 30, 2009, net unrealized depreciation for all securities based on tax cost was $11,874,355. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $33,332,054 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $45,206,409.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2009 amounted to $30,015,418, which is 11.3% of net assets.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

ADR: American Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (d)	$ 251,676,716	$ —	$ —	$ 251,676,716
Short-Term Investments (d)	31,122,990	17,791,568	—	48,914,558
Total	$ 282,799,706	$ 17,791,568	$ —	$ 300,591,274
(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $261,928,161) — including $30,015,418 of securities loaned	$ 251,676,716
Investment in Daily Assets Fund Institutional (cost $31,122,990)*	31,122,990
Investment in Cash Management QP Trust (cost $17,791,568)	17,791,568
Total investments at value (cost $310,842,719)	300,591,274
Cash	11,400
Receivable for Portfolio shares sold	2,688
Dividends receivable	431,991
Interest receivable	20,303
Other assets	5,789
Total assets	301,063,445
Liabilities
Payable upon return of securities loaned	31,122,990
Payable for investments purchased	2,989,575
Payable for Portfolio shares redeemed	389,782
Accrued management fee	154,337
Other accrued expenses and payables	142,710
Total liabilities	34,799,394
Net assets, at value	$ 266,264,051
Net Assets Consist of
Undistributed net investment income	2,756,982
Net unrealized appreciation (depreciation) on investments	(10,251,445)
Accumulated net realized gain (loss)	(177,033,241)
Paid-in capital	450,791,755
Net assets, at value	$ 266,264,051
Class A Net Asset Value, offering and redemption price per share ($264,470,175 ÷ 44,304,853 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 5.97
Class B Net Asset Value, offering and redemption price per share ($1,793,876 ÷ 299,240 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 5.99

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $3,992)	$ 3,717,431
Interest — Cash Management QP Trust	2,911
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	249,838
Other income	1,178
Total Income	3,971,358
Expenses: Management fee	869,290
Administrative service fees	131,156
Custodian fee	13,044
Distribution service fee (Class B)	2,202
Services to shareholders	3,194
Record keeping fees (Class B)	490
Professional fees	33,435
Trustees' fees and expenses	3,282
Reports to shareholders	16,908
Other	13,073
Total expenses before expense reductions	1,086,074
Expense reductions	(58,302)
Total expenses after expense reductions	1,027,772
Net investment income (loss)	2,943,586
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(28,351,824)
Payments made by affiliate (see Note I)	12,813
(28,339,011)
Change in net unrealized appreciation (depreciation) on: Investments	25,691,392
25,691,392
Net gain (loss)	(2,647,619)
Net increase (decrease) in net assets resulting from operations	$ 295,967
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Operations: Net investment income (loss)	$ 2,943,586	$ 12,688,647
Net realized gain (loss)	(28,339,011)	(145,683,533)
Change in net unrealized appreciation (depreciation)	25,691,392	(192,880,861)
Net increase (decrease) in net assets resulting from operations	295,967	(325,875,747)
Distributions to shareholders from: Net investment income: Class A	(12,778,810)	(18,513,153)
Class B	(81,600)	(745,822)
Net realized gains: Class A	—	(116,884,417)
Class B	—	(5,393,183)
Total distributions	(12,860,410)	(141,536,575)
Portfolio share transactions: Class A Proceeds from shares sold	3,221,475	14,533,917
Reinvestment of distributions	12,778,810	135,397,570
Cost of shares redeemed	(47,304,430)	(175,333,071)
Net increase (decrease) in net assets from Class A share transactions	(31,304,145)	(25,401,584)
Class B Proceeds from shares sold	250,058	1,441,659
Reinvestment of distributions	81,600	6,139,005
Cost of shares redeemed	(501,619)	(32,996,043)
Net increase (decrease) in net assets from Class B share transactions	(169,961)	(25,415,379)
Increase (decrease) in net assets	(44,038,549)	(518,229,285)
Net assets at beginning of period	310,302,600	828,531,885
Net assets at end of period (including undistributed net investment income of $2,756,982 and $12,673,806, respectively)	$ 266,264,051	$ 310,302,600
Other Information
Class A Shares outstanding at beginning of period	49,642,073	54,976,574
Shares sold	585,232	1,441,589
Shares issued to shareholders in reinvestment of distributions	2,576,373	13,132,645
Shares redeemed	(8,498,825)	(19,908,735)
Net increase (decrease) in Class A shares	(5,337,220)	(5,334,501)
Shares outstanding at end of period	44,304,853	49,642,073
Class B Shares outstanding at beginning of period	327,546	2,551,709
Shares sold	43,144	160,248
Shares issued to shareholders in reinvestment of distributions	16,352	593,141
Shares redeemed	(87,802)	(2,977,552)
Net increase (decrease) in Class B shares	(28,306)	(2,224,163)
Shares outstanding at end of period	299,240	327,546

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 6.21	$ 14.40	$ 15.02	$ 13.41	$ 12.65	$ 11.29
Income (loss) from investment operations: Net investment income (loss)[b]	.06	.22	.29	.27	.24	.23
Net realized and unrealized gain (loss)	(.02)	(5.80)	(.56)	2.21	.75	1.32
Total from investment operations	.04	(5.58)	(.27)	2.48	.99	1.55
Less distributions from: Net investment income	(.28)	(.36)	(.22)	(.28)	(.23)	(.19)
Net realized gains	—	(2.25)	(.13)	(.59)	—	—
Total distributions	(.28)	(2.61)	(.35)	(.87)	(.23)	(.19)
Net asset value, end of period	$ 5.97	$ 6.21	$ 14.40	$ 15.02	$ 13.41	$ 12.65
Total Return (%)	1.63c**	(45.98)[c]	(1.86)	18.74	7.92	13.95
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	264	308	792	992	785	747
Ratio of expenses before expense reductions (%)	.83*	.81	.78	.77	.78	.78
Ratio of expenses after expense reductions(%)	.78*	.80	.78	.77	.78	.78
Ratio of net investment income (%)	2.25*	2.21	1.94	1.87	1.84	1.96
Portfolio turnover rate (%)	42**	28	27	20	10	9
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Class B Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 6.22	$ 14.41	$ 15.02	$ 13.39	$ 12.63	$ 11.27
Income (loss) from investment operations: Net investment income (loss)[b]	.05	.16	.24	.22	.19	.18
Net realized and unrealized gain (loss)	(.02)	(5.79)	(.56)	2.19	.75	1.33
Total from investment operations	.03	(5.63)	(.32)	2.41	.94	1.51
Less distributions from: Net investment income	(.26)	(.31)	(.16)	(.19)	(.18)	(.15)
Net realized gains	—	(2.25)	(.13)	(.59)	—	—
Total distributions	(.26)	(2.56)	(.29)	(.78)	(.18)	(.15)
Net asset value, end of period	$ 5.99	$ 6.22	$ 14.41	$ 15.02	$ 13.39	$ 12.63
Total Return (%)	1.41c**	(46.16)[c]	(2.19)[c]	18.21[c]	7.51	13.53
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	37	191	135	117
Ratio of expenses before expense reduction (%)	1.14*	1.21	1.15	1.16	1.17	1.16
Ratio of expenses after expense reduction (%)	1.10*	1.17	1.13	1.16	1.17	1.16
Ratio of net investment income (%)	1.93*	1.84	1.59	1.48	1.45	1.58
Portfolio turnover rate (%)	42**	28	27	20	10	9
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Performance Summary June 30, 2009

DWS Technology VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying Portfolio, their performance will differ.

The total annual Portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 are .95% and 1.29% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

Risk Considerations

This Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Investments by the Portfolio in small companies present greater risk of loss than investments in larger, more established companies. Concentration of the Portfolio's investment in technology stocks may present a greater risk than investments in a more diversified portfolio. Investments by the Portfolio in emerging technology companies present greater risk than investments in more established technology companies. This Portfolio is non-diversified and can take larger positions in fewer companies, increasing its overall potential risk. Please read this Portfolio's prospectus for specific details regarding this product's investments and risk profile.

Portfolio returns shown during the 1-year, 3-year, 5-year and 10-year/Life of Class periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Technology VIP
[] DWS Technology VIP — Class A [] Russell 1000® Growth Index [] S&P® North American Technology Sector Index

The Russell 1000® Growth Index is an unmanaged index that consists of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

The S&P® North American Technology Sector Index is an unmanaged capitalization-weighted index based on a universe of technology- related stocks.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Technology VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$12,622	$8,033	$8,675	$8,256	$6,685
	Average annual total return	26.22%	-19.67%	-4.63%	-3.76%	-3.95%
Russell 1000 Growth Index	Growth of $10,000	$11,153	$7,550	$8,452	$9,120	$6,525
	Average annual total return	11.53%	-24.50%	-5.45%	-1.83%	-4.18%
S&P North American Technology Sector Index	Growth of $10,000	$12,623	$8,143	$9,617	$9,501	$5,846
	Average annual total return	26.23%	-18.57%	-1.29%	-1.02%	-5.23%
DWS Technology VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$12,606	$7,998	$8,587	$8,099	$11,264
	Average annual total return	26.06%	-20.02%	-4.95%	-4.13%	1.72%
Russell 1000 Growth Index	Growth of $10,000	$11,153	$7,550	$8,452	$9,120	$11,066
	Average annual total return	11.53%	-24.50%	-5.45%	-1.83%	1.46%
S&P North American Technology Sector Index	Growth of $10,000	$12,623	$8,143	$9,617	$9,501	$13,155
	Average annual total return	26.23%	-18.57%	-1.29%	-1.02%	3.99%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS Technology VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,262.20	$ 1,260.60
Expenses Paid per $1,000*	$ 5.55	$ 7.51
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,019.89	$ 1,018.15
Expenses Paid per $1,000*	$ 4.96	$ 6.71
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS Technology VIP	.99%	1.34%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS Technology VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/09	12/31/08

Common Stocks	97%	98%
Cash Equivalents	3%	2%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/09	12/31/08

Information Technology:
Computers & Peripherals	24%	18%
Communications Equipment	21%	23%
Software	20%	18%
Semiconductors & Semiconductor Equipment	15%	22%
Internet Software & Services	12%	10%
IT Services	6%	6%
Electronic Equipment, Instruments & Components	—	1%
Consumer Discretionary	2%	1%
Industrials	—	1%
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 234. A complete list of portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2009 (Unaudited)

DWS Technology VIP

	Shares	Value ($)

Common Stocks 97.5%
Consumer Discretionary 1.7%
Internet & Catalog Retail 0.8%
Amazon.com, Inc.*	3,800	317,908
Priceline.com, Inc.* (a)	2,000	223,100
		541,008
Media 0.9%
Grupo Televisa SA (ADR)	36,900	627,300
Health Care 0.1%
Health Care Technology
Medidata Solutions, Inc.*	3,800	62,244
Industrials 0.1%
Aerospace & Defense
DigitalGlobe, Inc.*	2,000	38,400
Information Technology 95.6%
Communications Equipment 20.4%
Brocade Communications Systems, Inc.*	71,300	557,566
Cisco Systems, Inc.*	167,800	3,127,792
Comverse Technology, Inc.*	46,300	395,865
Corning, Inc.	60,100	965,206
F5 Networks, Inc.*	9,600	332,064
Harris Corp.	10,200	289,272
Harris Stratex Networks, Inc. "A"*	2,533	16,414
Infinera Corp.* (a)	24,500	223,685
Juniper Networks, Inc.* (a)	33,800	797,680
Motorola, Inc.	94,200	624,546
Nokia Oyj (ADR) (a)	20,800	303,264
Polycom, Inc.*	34,500	699,315
QUALCOMM, Inc.	87,016	3,933,123
Research In Motion Ltd.*	19,600	1,392,580
Sonus Networks, Inc.*	123,400	198,674
		13,857,046
Computers & Peripherals 23.0%
Apple, Inc.*	33,600	4,785,648
Data Domain, Inc.* (a)	23,600	787,060
EMC Corp.*	65,300	855,430
Hewlett-Packard Co.	102,100	3,946,165
International Business Machines Corp.	39,300	4,103,706
SanDisk Corp.*	19,400	284,986
Synaptics, Inc.* (a)	23,250	898,613
		15,661,608
Internet Software & Services 12.2%
Akamai Technologies, Inc.*	7,100	136,178
Digital River, Inc.* (a)	13,700	497,584
eBay, Inc.*	45,600	781,128
Equinix, Inc.* (a)	5,900	429,166
Google, Inc. "A"*	12,900	5,438,511
LogMeIn, Inc.*	5,100	81,600
Yahoo!, Inc.*	61,500	963,090
		8,327,257
	Shares	Value ($)

IT Services 5.4%
Amdocs Ltd.*	16,400	351,780
Cognizant Technology Solutions Corp. "A"*	28,200	752,940
CyberSource Corp.*	17,600	269,280
Fiserv, Inc.*	11,600	530,120
Global Payments, Inc.	24,300	910,278
MasterCard, Inc. "A"	2,000	334,620
Visa, Inc. "A"	9,000	560,340
		3,709,358
Semiconductors & Semiconductor Equipment 14.6%
Applied Materials, Inc.	25,700	281,929
ASML Holding NV (NY Registered Shares)	15,100	326,915
Broadcom Corp. "A"*	31,800	788,322
Cymer, Inc.* (a)	9,700	288,381
FormFactor, Inc.* (a)	11,000	189,640
Intel Corp.	199,489	3,301,543
KLA-Tencor Corp. (a)	13,600	343,400
Marvell Technology Group Ltd.*	39,700	462,108
MediaTek, Inc.	24,487	291,281
MEMC Electronic Materials, Inc.*	7,800	138,918
Microchip Technology, Inc. (a)	8,700	196,185
Microsemi Corp.*	15,200	209,760
MKS Instruments, Inc.*	10,800	142,452
Monolithic Power Systems, Inc.*	11,100	248,751
National Semiconductor Corp.	14,900	186,995
Netlogic Microsystems, Inc.*	15,000	546,900
NVIDIA Corp.*	26,700	301,443
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	59,107	556,197
Texas Instruments, Inc.	41,700	888,210
Xilinx, Inc. (a)	13,900	284,394
		9,973,724
Software 20.0%
Activision Blizzard, Inc.*	45,600	575,928
Adobe Systems, Inc.*	18,500	523,550
ANSYS, Inc.* (a)	5,400	168,264
ArcSight, Inc.*	19,500	346,515
Ariba, Inc.*	59,600	586,464
BMC Software, Inc.*	15,700	530,503
Check Point Software Technologies Ltd.*	11,800	276,946
Citrix Systems, Inc.*	12,100	385,869
Electronic Arts, Inc.*	13,300	288,876
Informatica Corp.*	22,300	383,337
McAfee, Inc.*	15,400	649,726
Microsoft Corp.	187,900	4,466,383
Nintendo Co., Ltd.	1,200	330,245
Oracle Corp.	129,900	2,782,458
Salesforce.com, Inc.* (a)	6,100	232,837
Symantec Corp.*	44,800	697,088
VanceInfo Technologies, Inc. (ADR)*	24,300	358,911
		13,583,900
Total Common Stocks (Cost $56,666,578)		66,381,845

	Shares	Value ($)

Securities Lending Collateral 8.2%
Daily Assets Fund Institutional, 0.48% (b) (c) (Cost $5,566,127)	5,566,127	5,566,127

Cash Equivalents 3.0%
Cash Management QP Trust, 0.27% (b) (Cost $2,012,976)	2,012,976	2,012,976
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $64,245,681)+	108.7	73,960,948
Other Assets and Liabilities, Net (a)	(8.7)	(5,900,461)
Net Assets	100.0	68,060,487
* Non-income producing security.
+ The cost for federal income tax purposes was $70,502,596. At June 30, 2009, net unrealized appreciation for all securities based on tax cost was $3,458,352. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,025,854 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,567,502.
(a) All or a portion of these securities were on loan amounting to $4,704,280. In addition, included in other assets and liabilities, net is a pending sale, amounting to $742,594 that is also on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2009 amounted to $5,446,874, which is 8.0% of net assets.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

ADR: American Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments
Internet & Catalog Retail	$ 541,008	$ —	$ —	$ 541,008
Media	627,300	—	—	627,300
Health Care Technology	62,244	—	—	62,244
Aerospace & Defense	38,400	—	—	38,400
Communications Equipment	13,857,046	—	—	13,857,046
Computers & Peripherals	15,661,608	—	—	15,661,608
Internet Software & Services	8,327,257	—	—	8,327,257
IT Services	3,709,358	—	—	3,709,358
Semiconductors & Semiconductor Equipment	9,682,443	291,281	—	9,973,724
Software	13,253,655	330,245	—	13,583,900
Short-Term Investments (d)	5,566,127	2,012,976	—	7,579,103
Total	$ 71,326,446	$ 2,634,502	$ —	$ 73,960,948
(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $56,666,578) — including $4,704,280 of securities loaned	$ 66,381,845
Investment in Daily Assets Fund Institutional (cost $5,566,127)*	5,566,127
Investment in Cash Management QP Trust (cost $2,012,976)	2,012,976
Total investments, at value (cost $64,245,681)	73,960,948
Foreign currency, at value (cost $18,655)	18,792
Interest receivable	6,506
Receivable for investments sold	1,127,736
Dividends receivable	10,353
Receivable for Portfolio shares sold	2,564
Other assets	1,534
Total assets	75,128,433
Liabilities
Payable for Portfolio shares redeemed	67,985
Payable for investments purchased	1,272,609
Payable upon return of securities loaned	5,566,127
Accrued management fee	36,719
Other accrued expenses and payables	124,506
Total liabilities	7,067,946
Net assets, at value	$ 68,060,487
Net Assets Consist of
Undistributed net investment income	$ 16,190
Net unrealized appreciation (depreciation) on: Investments	9,715,267
Foreign currency	136
Accumulated net realized gain (loss)	(276,463,624)
Paid-in capital	334,792,518
Net assets, at value	$ 68,060,487
Class A Net Asset Value, offering and redemption price per share ($65,838,097 ÷ 9,059,543 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 7.27
Class B Net Asset Value, offering and redemption price per share ($2,222,390 ÷ 312,729 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 7.11
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $7,950)	$ 281,355
Interest	2,762
Interest — Cash Management QP Trust	5,882
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	36,016
Total Income	326,015
Expenses: Management fee	202,696
Administration fee	30,481
Custodian fees	6,838
Distribution service fee (Class B)	2,218
Record keeping fees (Class B)	821
Services to shareholders	1,004
Audit and tax fees	24,494
Legal fees	3,002
Trustees' fees and expenses	1,586
Reports to shareholders	24,526
Other	7,322
Total expenses	304,988
Net investment income (loss)	21,027
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(12,589,557)
Written options	12,238
Foreign currency	(13,033)
(12,590,352)
Change in net unrealized appreciation (depreciation) on: Investments	26,949,392
Foreign currency	(2,192)
26,947,200
Net gain (loss)	14,356,848
Net increase (decrease) in net assets resulting from operations	$ 14,377,875

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income (loss)	$ 21,027	$ (15,115)
Net realized gain (loss)	(12,590,352)	(17,609,911)
Net unrealized appreciation (depreciation)	26,947,200	(45,863,321)
Net increase (decrease) in net assets resulting from operations	14,377,875	(63,488,347)
Portfolio share transactions: Class A Proceeds from shares sold	2,989,948	4,037,835
Cost of shares redeemed	(10,674,869)	(35,554,956)
Net increase (decrease) in net assets from Class A share transactions	(7,684,921)	(31,517,121)
Class B Proceeds from shares sold	444,191	405,112
Cost of shares redeemed	(270,945)	(691,475)
Net increase (decrease) in net assets from Class B share transactions	173,246	(286,363)
Increase (decrease) in net assets	6,866,200	(95,291,831)
Net assets at beginning of period	61,194,287	156,486,118
Net assets at end of period (including undistributed net investment income and accumulated net investment loss of $16,190 and $4,837, respectively)	$ 68,060,487	$ 61,194,287
Other Information
Class A Shares outstanding at beginning of period	10,336,451	14,290,167
Shares sold	448,337	484,042
Shares redeemed	(1,725,245)	(4,437,758)
Net increase (decrease) in Class A shares	(1,276,908)	(3,953,716)
Shares outstanding at end of period	9,059,543	10,336,451
Class B Shares outstanding at beginning of period	290,168	325,361
Shares sold	68,468	46,978
Shares redeemed	(45,907)	(82,171)
Net increase (decrease) in Class B shares	22,561	(35,193)
Shares outstanding at end of period	312,729	290,168

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 5.76	$ 10.71	$ 9.37	$ 9.30	$ 9.01	$ 8.84
Income (loss) from investment operations: Net investment income (loss)[b]	.00***	(.00)***	(.02)	(.01)[d]	(.03)	.04
Net realized and unrealized gain (loss)	1.51	(4.95)	1.36	.08	.36	.13
Total from investment operations	1.51	(4.95)	1.34	.07	.33	.17
Less distributions from: Net investment income	—	—	—	—	(.04)	—
Net asset value, end of period	$ 7.27	$ 5.76	$ 10.71	$ 9.37	$ 9.30	$ 9.01
Total Return (%)	26.22**	(46.22)[c]	14.30	.75[d]	3.74	1.92
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	66	60	153	165	199	230
Ratio of expenses before expense reductions (%)	.99*	1.01	.91	.89	.86	.83
Ratio of expenses after expense reductions (%)	.99*	1.00	.91	.89	.86	.83
Ratio of net investment income (loss) (%)	.08*	(.01)	(.15)	(.12)[d]	(.36)	.43
Portfolio turnover rate (%)	36**	71	91	49	135	112
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.017 per share and an increase in the ratio of net investment income of 0.18%. Excluding this non-recurring income, total return would have been 0.19% lower.
* Annualized ** Not annualized
*** Amount is less than $0.005.

Class B Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 5.64	$ 10.53	$ 9.25	$ 9.21	$ 8.93	$ 8.80
Income (loss) from investment operations: Net investment income (loss)[b]	(.01)	(.03)	(.05)	(.04)[d]	(.07)	.01
Net realized and unrealized gain (loss)	1.48	(4.86)	1.33	.08	.36	.12
Total from investment operations	1.47	(4.89)	1.28	.04	.29	.13
Less distributions from: Net investment income	—	—	—	—	(.01)	—
Net asset value, end of period	$ 7.11	$ 5.64	$ 10.53	$ 9.25	$ 9.21	$ 8.93
Total Return (%)	26.06**	(46.44)[c]	13.84	.43[d]	3.27	1.48[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	3	14	16	16
Ratio of expenses before expense reductions (%)	1.34*	1.35	1.29	1.28	1.26	1.22
Ratio of expenses after expense reductions (%)	1.34*	1.35	1.29	1.28	1.26	1.21
Ratio of net investment income (loss) (%)	(.27)*	(.35)	(.53)	(.51)[d]	(.76)	.05
Portfolio turnover rate (%)	36**	71	91	49	135	112
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.017 per share and an increase in the ratio of net investment income of 0.18%. Excluding this non-recurring income, total return would have been 0.19% lower.
* Annualized ** Not annualized

Performance Summary June 30, 2009

DWS Turner Mid Cap Growth VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying Portfolio, their performance will differ.

The total annual Portfolio operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 is .98% for Class A shares. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

Risk Considerations

The Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Stocks of medium-sized companies involve greater risk than securities of larger, more established companies, as they often have limited product lines, markets or financial resources and may be subject to more-erratic and more-abrupt market movements. Please read this Portfolio's prospectus for specific details regarding this product's investments and risk profile.

Portfolio returns shown for the 1-year, 3-year, 5-year and 10-year periods reflect a fee waiver and/or expense reimbursement for Class A shares. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Turner Mid Cap Growth VIP from 5/1/2001 to 6/30/2009
[] DWS Turner Mid Cap Growth VIP — Class A [] Russell MidCap® Growth Index

The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.

Yearly periods ended June 30
Comparative Results
DWS Turner Mid Cap Growth VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Portfolio*
Class A	Growth of $10,000	$11,364	$6,319	$7,380	$9,290	$8,473
	Average annual total return	13.64%	-36.81%	-9.63%	-1.46%	-2.01%
Russell Midcap Growth Index	Growth of $10,000	$11,661	$6,967	$7,806	$9,782	$9,808
	Average annual total return	16.61%	-30.33%	-7.93%	-.44%	-.24%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced operations on May 1, 2001. Index returns began on April 30, 2001.

Information About Your Portfolio's Expenses

DWS Turner Mid Cap Growth VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Portfolio Return	Class A
Beginning Account Value 1/1/09	$ 1,000.00
Ending Account Value 6/30/09	$ 1,136.40
Expenses Paid per $1,000*	$ 5.24
Hypothetical 5% Portfolio Return	Class A
Beginning Account Value 1/1/09	$ 1,000.00
Ending Account Value 6/30/09	$ 1,019.89
Expenses Paid per $1,000*	$ 4.96
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratio	Class A
DWS Variable Series II — DWS Turner Mid Cap Growth VIP	.99%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

DWS Turner Mid Cap Growth VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/09	12/31/08

Common Stocks	99%	100%
Cash Equivalents	1%	—
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/09	12/31/08

Information Technology	26%	21%
Consumer Discretionary	17%	22%
Health Care	15%	13%
Industrials	11%	13%
Financials	9%	10%
Energy	7%	8%
Materials	6%	6%
Consumer Staples	5%	3%
Utilities	2%	2%
Telecommunication Services	2%	2%
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 244. A complete list of the portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2009 (Unaudited)

DWS Turner Mid Cap Growth VIP

	Shares	Value ($)

Common Stocks 100.2%
Consumer Discretionary 17.2%
Auto Components 1.3%
Goodyear Tire & Rubber Co.*	31,680	356,717
Magna International, Inc. "A"	5,180	218,803
		575,520
Hotels Restaurants & Leisure 5.9%
Darden Restaurants, Inc.	12,440	410,271
Penn National Gaming, Inc.*	10,210	297,213
Starwood Hotels & Resorts Worldwide, Inc. (a)	31,740	704,628
WMS Industries, Inc.* (a)	20,455	644,537
Wynn Resorts Ltd.* (a)	13,530	477,609
		2,534,258
Household Durables 1.6%
D.R. Horton, Inc. (a)	35,670	333,871
Pulte Homes, Inc. (a)	39,150	345,695
		679,566
Media 0.6%
Cablevision Systems Corp. (New York Group) "A"	13,850	268,829
Multiline Retail 2.4%
Kohl's Corp.*	14,430	616,882
Nordstrom, Inc. (a)	20,230	402,375
		1,019,257
Specialty Retail 3.4%
Guess?, Inc.	28,350	730,863
Urban Outfitters, Inc.* (a)	36,270	756,955
		1,487,818
Textiles, Apparel & Luxury Goods 2.0%
Coach, Inc.	23,230	624,422
The Warnaco Group, Inc.*	7,170	232,308
		856,730
Consumer Staples 5.3%
Beverages 0.8%
Hansen Natural Corp.* (a)	11,890	366,450
Food & Staples Retailing 1.2%
Whole Foods Market, Inc. (a)	27,300	518,154
Household Products 1.1%
Energizer Holdings, Inc.*	8,840	461,801
Personal Products 2.2%
Alberto-Culver Co.	12,790	325,250
Avon Products, Inc.	23,840	614,595
		939,845
Energy 6.4%
Energy Equipment & Services 2.5%
Cameron International Corp.*	23,260	658,258
Nabors Industries Ltd.*	26,320	410,066
		1,068,324
Oil, Gas & Consumable Fuels 3.9%
CONSOL Energy, Inc.	14,970	508,381
Petrohawk Energy Corp.*	25,270	563,521
Range Resources Corp.	15,474	640,778
		1,712,680
	Shares	Value ($)

Financials 8.6%
Capital Markets 5.1%
Northern Trust Corp.	11,500	617,320
T. Rowe Price Group, Inc. (a)	20,140	839,234
TD Ameritrade Holding Corp.*	25,130	440,780
Waddell & Reed Financial, Inc. "A"	10,710	282,423
		2,179,757
Diversified Financial Services 2.4%
IntercontinentalExchange, Inc.*	5,340	610,041
MSCI, Inc. "A"*	16,990	415,236
		1,025,277
Real Estate Investment Trusts 0.7%
Digital Realty Trust, Inc. (REIT) (a)	8,900	319,065
Real Estate Management & Development 0.4%
CB Richard Ellis Group, Inc. "A"*	19,780	185,141
Health Care 15.2%
Biotechnology 3.8%
Alexion Pharmaceuticals, Inc.* (a)	20,480	842,138
Myriad Genetics, Inc.*	5,870	209,265
Myriad Pharmaceuticals, Inc.*	1,927	8,961
United Therapeutics Corp.* (a)	7,000	583,310
		1,643,674
Health Care Equipment & Supplies 3.0%
Beckman Coulter, Inc. (a)	4,080	233,131
Intuitive Surgical, Inc.* (a)	1,980	324,047
St. Jude Medical, Inc.*	17,570	722,127
		1,279,305
Health Care Providers & Services 5.6%
AmerisourceBergen Corp.	18,280	324,287
DaVita, Inc.*	7,990	395,185
Express Scripts, Inc.*	9,750	670,313
Laboratory Corp. of America Holdings* (a)	9,400	637,226
Omnicare, Inc.	14,660	377,642
		2,404,653
Life Sciences Tools & Services 2.2%
Illumina, Inc.* (a)	17,240	671,325
Life Technologies Corp.*	6,990	291,623
		962,948
Pharmaceuticals 0.6%
Allergan, Inc.	5,530	263,117
Industrials 11.2%
Aerospace & Defense 1.2%
Precision Castparts Corp.	7,100	518,513
Air Freight & Logistics 1.6%
C.H. Robinson Worldwide, Inc. (a)	13,110	683,686
Airlines 0.4%
Continental Airlines, Inc. "B"* (a)	21,890	193,945
Commercial Services & Supplies 0.6%
Stericycle, Inc.*	4,790	246,829
Construction & Engineering 1.1%
Quanta Services, Inc.* (a)	12,560	290,513
URS Corp.*	3,600	178,272
		468,785
	Shares	Value ($)

Industrial Conglomerates 0.9%
McDermott International, Inc.*	18,500	375,735
Machinery 3.6%
Cummins, Inc.	16,150	568,641
Joy Global, Inc. (a)	8,430	301,120
Navistar International Corp.*	3,560	155,216
Parker Hannifin Corp.	12,470	535,711
		1,560,688
Professional Services 1.1%
Robert Half International, Inc. (a)	20,690	488,698
Trading Companies & Distributors 0.7%
Fastenal Co. (a)	9,370	310,803
Information Technology 26.5%
Communications Equipment 5.1%
Alcatel-Lucent (ADR)*	119,840	297,203
Brocade Communications Systems, Inc.*	22,420	175,324
Ciena Corp.* (a)	19,530	202,136
F5 Networks, Inc.*	24,500	847,455
Juniper Networks, Inc.*	18,900	446,040
Riverbed Technology, Inc.* (a)	9,520	220,769
		2,188,927
Computers & Peripherals 1.6%
NetApp, Inc.*	34,190	674,227
Internet Software & Services 2.0%
MercadoLibre, Inc.* (a)	7,660	205,901
VeriSign, Inc.* (a)	21,920	405,081
VistaPrint Ltd.* (a)	6,400	272,960
		883,942
IT Services 1.5%
Fiserv, Inc.*	8,170	373,369
Global Payments, Inc.	7,320	274,207
		647,576
Semiconductors & Semiconductor Equipment 10.8%
ASML Holding NV (NY Registered) (a)	19,750	427,588
Atheros Communications* (a)	29,330	564,309
Broadcom Corp. "A"*	31,960	792,289
Lam Research Corp.*	18,540	482,040
Marvell Technology Group Ltd.*	37,550	437,082
Micron Technology, Inc.* (a)	121,170	613,120
Netlogic Microsystems, Inc.*	4,850	176,831
PMC-Sierra, Inc.*	41,970	334,081
Teradyne, Inc.*	54,250	372,155
Varian Semiconductor Equipment Associates, Inc.*	19,590	469,964
		4,669,459
	Shares	Value ($)

Software 5.5%
Activision Blizzard, Inc.*	47,010	593,736
Adobe Systems, Inc.*	11,070	313,281
BMC Software, Inc.*	5,290	178,749
McAfee, Inc.*	22,380	944,212
Salesforce.com, Inc.* (a)	9,420	359,562
		2,389,540
Materials 6.0%
Chemicals 2.8%
Airgas, Inc.	7,520	304,786
CF Industries Holdings, Inc.	6,460	478,944
Ecolab, Inc.	11,290	440,197
		1,223,927
Metals & Mining 3.2%
Alcoa, Inc. (a)	35,030	361,860
Steel Dynamics, Inc.	24,750	364,568
Teck Resources Ltd. "B"*	11,150	177,731
United States Steel Corp. (a)	12,750	455,685
		1,359,844
Telecommunication Services 1.5%
Wireless Telecommunication Services
MetroPCS Communications, Inc.* (a)	23,140	307,993
Millicom International Cellular SA* (a)	6,030	339,248
		647,241
Utilities 2.3%
Electric Utilities 1.6%
PPL Corp.	20,410	672,714
Gas Utilities 0.7%
Questar Corp.	10,170	315,881
Total Common Stocks (Cost $39,518,674)		43,273,129

Securities Lending Collateral 26.4%
Daily Assets Fund Institutional, 0.48% (b) (c) (Cost $11,418,135)	11,418,135	11,418,135

Cash Equivalents 0.6%
Cash Management QP Trust, 0.27% (b) (Cost $252,419)	252,419	252,419
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $51,189,228)+	127.2	54,943,683
Other Assets and Liabilities, Net	(27.2)	(11,735,895)
Net Assets	100.0	43,207,788
* Non-income producing security.
+ The cost for federal income tax purposes was $52,184,615. At June 30, 2009, net unrealized appreciation for all securities based on tax cost was $2,759,068. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,866,382 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,107,314.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2009 amounted to $11,076,989, which is 25.6% of net assets.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (d)	$ 43,273,129	$ —	$ —	$ 43,273,129
Short-Term Investments (d)	11,418,135	252,419	—	11,670,554
Total	$ 54,691,264	$ 252,419	$ —	$ 54,943,683
(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $39,518,674) — including $11,076,989 of securities loaned	$ 43,273,129
Investment in Daily Assets Fund Institutional (cost $11,418,135)*	11,418,135
Investment in Cash Management QP Trust (cost $252,419)	252,419
Total investments, at value (cost $51,189,228)	54,943,683
Cash	10,000
Receivable for investments sold	327,111
Receivable for Portfolio shares sold	6,988
Dividends receivable	19,680
Interest receivable	9,278
Total assets	55,316,740
Liabilities
Payable upon return of securities loaned	11,418,135
Payable for investments purchased	498,847
Payable for Portfolio shares redeemed	71,812
Accrued management fee	29,136
Other accrued expenses and payables	91,022
Total liabilities	12,108,952
Net assets, at value	$ 43,207,788
Net Assets Consist of
Undistributed net investment income	19,541
Net unrealized appreciation (depreciation) on investments	3,754,455
Accumulated net realized gain (loss)	(24,946,897)
Paid-in capital	64,380,689
Net assets, at value	$ 43,207,788
Class A Net Asset Value, offering and redemption price per share ($43,207,788 ÷ 7,512,231 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 5.75
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $474)	$ 170,126
Interest — Cash Management QP Trust	176
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	64,509
Total Income	234,811
Expenses: Management fee	151,387
Administration fee	21,173
Services to shareholders	888
Custodian fee	5,798
Distribution service fee (Class B)	3
Legal fees	3,672
Audit and tax fees	25,087
Reports to shareholders	1,720
Total expenses before expense reductions	209,728
Expense reductions	(8)
Total expenses after expense reductions	209,720
Net investment income (loss)	25,091
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(7,408,579)
Change in net unrealized appreciation (depreciation) on investments	12,387,599
Net gain (loss)	4,979,020
Net increase (decrease) in net assets resulting from operations	$ 5,004,111

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income (loss)	$ 25,091	$ (141,517)
Net realized gain (loss)	(7,408,579)	(17,418,447)
Change in net unrealized appreciation (depreciation)	12,387,599	(43,114,819)
Net increase (decrease) in net assets resulting from operations	5,004,111	(60,674,783)
Distributions to shareholders from: Net realized gains: Class A	—	(22,224,763)
Class B	—	(923,048)
Tax return of capital: Class A	—	(10,487)
Class B	—	(436)
Total distributions	—	(23,158,734)
Portfolio share transactions: Class A Proceeds from shares sold	657,683	13,243,891
Shares issued to shareholders in reinvestment of distributions	—	22,235,250
Cost of shares redeemed	(11,146,390)	(33,004,175)
Shares converted*	5,097	—
Net increase (decrease) in net assets from Class A share transactions	(10,483,610)	2,474,966
Class B Proceeds from shares sold	—	232,736
Shares issued to shareholders in reinvestment of distributions	—	923,484
Cost of shares redeemed	(21)	(5,170,159)
Shares converted*	(5,097)	—
Net increase (decrease) in net assets from Class B share transactions	(5,118)	(4,013,939)
Increase (decrease) in net assets	(5,484,617)	(85,372,490)
Net assets at beginning of period	48,692,405	134,064,895
Net assets at end of period (including undistributed net investment income and accumulated net investment loss of $19,541 and $5,550, respectively)	$ 43,207,788	$ 48,692,405
Other Information
Class A Shares outstanding at beginning of period	9,629,198	10,261,710
Shares sold	118,432	1,439,377
Shares issued to shareholders in reinvestment of distributions	—	2,558,716
Shares redeemed	(2,236,636)	(4,630,605)
Shares converted*	1,237	—
Net increase (decrease) in Class A shares	(2,116,967)	(632,512)
Shares outstanding at end of period	7,512,231	9,629,198
Class B Shares outstanding at beginning of period	1,306	432,386
Shares sold	—	21,851
Shares issued to shareholders in reinvestment of distributions	—	109,548
Shares redeemed	(5)	(562,479)
Shares converted*	(1,301)	—
Net increase (decrease) in Class B shares	(1,306)	(431,080)
Shares outstanding at end of period	—	1,306
* On March 6, 2009, Class B shares converted into Class A shares.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 5.06	$ 12.55	$ 10.92	$ 11.02	$ 9.86	$ 8.88
Income (loss) from investment operations: Net investment income (loss)[b]	.00***	(.01)	(.04)	(.01)	(.05)	(.07)
Net realized and unrealized gain (loss)	.69	(5.28)	2.64	.77	1.21	1.05
Total from investment operations	.69	(5.29)	2.60	.76	1.16	.98
Less distributions from: Net realized gains	—	(2.20)	(.97)	(.86)	—	—
Tax return of capital	—	(.00)***	—	—	—	—
Total distributions	—	(2.20)	(.97)	(.86)	—	—
Net asset value, end of period	$ 5.75	$ 5.06	$ 12.55	$ 10.92	$ 11.02	$ 9.86
Total Return (%)	13.64**	(49.49)[c]	25.75	6.52	11.76	11.04
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	43	49	129	117	122	118
Ratio of expenses before expense reductions (%)	.99*	1.03	.95	.97	1.11	1.19
Ratio of expenses after expense reductions (%)	.99*	1.00	.95	.97	1.11	1.19
Ratio of net investment income (loss) (%)	.12*	(.14)	(.36)	(.06)	(.56)	(.82)
Portfolio turnover rate (%)	58**	156	133	148	151	174
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Variable Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the"1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Trust offers seventeen portfolios (hereinafter referred to individually as "Portfolio" or collectively as "Portfolios"), including DWS Alternative Asset Allocation Plus VIP (commencement of operations on February 2, 2009) that invests primarily in existing DWS Funds ("Underlying Funds"). Each Portfolio (except DWS Technology VIP) is classified as a diversified open-end management investment company. DWS Technology VIP is classified as a non-diversified, open-end management investment company. Each Underlying Fund's accounting policies and investment holdings are outlined in the Underlying Fund's financial statements and are available upon request.

Multiple Classes of Shares of Beneficial Interest. Certain portfolios of the Trust offer two classes of shares (Class A shares and Class B shares). Effective March 6, 2009 (February 3, 2009 for the DWS Money Market VIP) Class B shares of DWS Balanced VIP, DWS Diversified International VIP (formerly DWS International Select Equity VIP), DWS Mid Cap Growth VIP, DWS Money Market VIP, DWS Small Cap Growth VIP, DWS Strategic Income VIP and DWS Turner Mid Cap VIP were combined into the Class A shares of the same Portfolio. On May 18, 2009, the DWS Alternative Asset Allocation Plus VIP commenced offering Class B shares. Sales of Class B shares are subject to record keeping fees up to 0.15% and Rule 12b-1 fees under the 1940 Act equal to an annual rate of 0.25%, of the average daily net assets of the Class B shares of the applicable Portfolio. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 fee and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Trust in the preparation of its financial statements.

Security Valuation. DWS Money Market VIP values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Investments in securities are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities and exchange traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade. Securities and ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of the Portfolios. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Investments in the Underlying Funds are valued at the net asset value per share of each class of the Underlying Funds as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. Certain Portfolios may use a fair valuation model to value international equity securities in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange. In accordance with the Portfolio's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Foreign Currency Translations. The books and records of the Trust are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby each Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claim on the collateral may be subject to legal proceedings.

Securities Lending. Each Portfolio, except DWS Money Market VIP and DWS Alternative Asset Allocation Plus VIP, may lend securities to financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agents will use their best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Loan Participations and Assignments. DWS Balanced VIP, DWS High Income VIP and DWS Strategic Income VIP may invest in Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These US dollar-denominated fixed and floating rate loans ("Loans") in which the Portfolio invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Portfolio invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Portfolio having a contractual relationship only with the Lender, not with the borrower. The Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Portfolio will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Mortgage Dollar Rolls. DWS Core Fixed Income VIP, DWS Government & Agency Securities VIP and DWS Balanced VIP may enter into mortgage dollar rolls in which the Portfolio sells to a bank or broker/dealer (the "counterparty") mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Portfolio is able to repurchase them. There can be no assurance that the Portfolio's use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs.

When-Issued/Delayed Delivery Securities. DWS Balanced VIP, DWS Core Fixed Income VIP, DWS Government & Agency Securities VIP, DWS High Income VIP and DWS Strategic Income VIP may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Derivatives. Each Portfolio has adopted the provisions of Statement of Financial Accounting Standard No. 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities," effective at the beginning of the Portfolio's fiscal year. FAS 161 requires enhanced disclosures about the Portfolio's derivative and hedging activities and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Portfolio's derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the Portfolio may use derivatives in an attempt to achieve an economic hedge, the Portfolio's derivatives are not considered to be hedging instruments under FAS 133. The disclosure below is presented in accordance with FAS 161.

Interest Rate Swap Contracts. DWS Government & Agency Securities VIP and DWS Strategic Income VIP may enter into interest rate swap transactions to reduce the interest rate risk inherent in the Portfolio's underlying investments. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Portfolio agrees to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Portfolio a variable rate payment, or the Portfolio agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Portfolio a variable rate payment. The payment obligations are based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. Payments received or made at the end of the measurement period are recorded as realized gain or loss on the Statement of Operations. The value of the swap is adjusted daily based upon a price supplied by a board approved pricing vendor and the change in value is recorded as unrealized appreciation or depreciation.

A summary of the open interest rate swap contracts as of June 30, 2009 is included in a table following the Portfolio's Investment Portfolio for DWS Government & Agency Securities VIP and DWS Strategic Income VIP. The volume indicated is generally indicative of the volume throughout the period.

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. DWS Balanced VIP, DWS High Income VIP and DWS Strategic Income VIP may buy or sell credit default swap contracts to seek to increase the Portfolio's income, to add leverage to the Portfolio, to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer, or to hedge the risk of default on Portfolio securities. As a seller in the credit default swap contract, the Portfolio is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a US or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Portfolio. In return, the Portfolio receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio keeps the stream of payments with no payment obligations. The Portfolio may also buy credit default swap contracts in order to hedge against the risk of a credit event on debt securities, in which case the Portfolio functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Portfolio with the occurrence of a credit event. When the Portfolio sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Portfolio.

Credit default swap contracts are marked to market daily based upon quotations from a board approved pricing vendor and the change in value, if any, is recorded daily as unrealized gain or loss. An upfront payment made by the Portfolio is recorded as an asset on the Statement of Assets and Liabilities. An upfront payment received by the Portfolio is recorded as a liability on the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Portfolio receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss on the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

Total Return Swap Contracts. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. DWS Strategic Income VIP and DWS Government & Agency Securities VIP may enter into total return swap transactions to hedge against market and interest rate risk or to enhance returns. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment or make a payment to the counterparty, respectively. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in the value of underlying reference security or index. Payments received or made at the end of each measurement period are recorded as realized gain or loss on the Statement of Operations. The value of the swap is adjusted daily based upon a price supplied by a board approved pricing vendor and the change in value is recorded as unrealized appreciation or depreciation.

A summary of the open total return swap contracts as of June 30, 2009 is included in a table following the Portfolio's Investment Portfolio for DWS Government & Agency Securities VIP and DWS Strategic Income VIP. The volume indicated is generally indicative of the volume throughout the period.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.

The liability representing the Portfolio's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer-supplied quotations. Gain or loss is recognized when the option contract expires or is closed.

If the Portfolio writes a covered call option, the Portfolio foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Portfolio writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Portfolio's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Portfolio's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

A summary of the open option contracts as of June 30, 2009 is included in the Portfolio's Investment Portfolio for DWS Global Thematic VIP and DWS Strategic Income VIP. The volume indicated is generally indicative of the volume throughout the period.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date).

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

A summary of the open future contracts as of June 30, 2009 is included in a table following the Portfolio's Investment Portfolio for DWS Balanced VIP, DWS Blue Chip VIP, DWS Diversified International Equity VIP, DWS Government & Agency Securities VIP and DWS Strategic Income VIP. The volume indicated is generally indicative of the volume throughout the period.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (forward currency contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. DWS Balanced VIP, DWS High Income VIP and DWS Strategic Income VIP may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities. DWS Balanced VIP and DWS Strategic Income VIP may also enter into forward currency contracts as part of each Portfolio's global tactical asset allocation strategy.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Portfolio is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward foreign currency exchange contracts as of June 30, 2009 is included in a table following the Portfolio's Investment Portfolio for DWS Balanced VIP, DWS High Income VIP and DWS Strategic Income VIP. The volume indicated is generally indicative of the volume throughout the period.

The following tables summarize the value of each Portfolio's derivative instruments held as of June 30, 2009 and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

DWS Balanced VIP

There are no open credit default swap contracts as of June 30, 2009. During the six months ended June 30, 2009, the Portfolio had transactions in credit contracts having notional value of less than five percent of the Portfolio's net assets.

The Portfolio may enter into futures contracts on equity and fixed-income securities, including on financial indices, and security indices and on currency as part of its global tactical asset allocation overlay strategy. As part of this strategy, the Portfolio may use futures contracts to gain exposure to changes in interest rates, and take advantage of short-term inefficiencies and relative mispricings within the global equity, bond and currency markets.

Asset Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$ 147,810
$ 147,810

The above derivative is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized appreciation on forward foreign currency exchange contracts
Liability Derivatives	Forward Contracts	Futures Contracts	Total Value
Foreign Exchange Contracts (a)	$ (304,795)	$ —	$ (304,795)
Equity Contracts (b)	—	28,644	28,644
Interest Rate Contracts (b)	—	(318,420)	(318,420)
	$ (304,795)	$ (289,776)	$ (594,571)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized depreciation on forward foreign currency exchange contracts and net payable on closed forward currency exchange contracts
(b) Net unrealized appreciation (depreciation) on futures. Payable for daily variation margin on open futures contracts reflects unsettled variation margin.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2009 and the related location on the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Swap Contracts	Futures Contracts	Total Value
Foreign Exchange Contracts (a)	$ 953,227	$ —	$ —	$ 953,227
Credit Contracts (b)	—	18,816	—	18,816
Equity Contracts (c)	—	—	164,635	164,635
Interest Rate Contracts (c)	—	—	318,732	318,732
	$ 953,227	$ 18,816	$ 483,367	$ 1,455,410

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
(b) Net realized gain (loss) from credit default swap contracts
(c) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Futures Contracts	Total Value
Foreign Exchange Contracts (a)	$ (1,830,888)	$ —	$ —	$ (1,830,888)
Credit Contracts (b)	—	(18,005)	—	(18,005)
Equity Contracts (c)	—	—	(22,086)	(22,086)
Interest Rate Contracts (c)	—	—	(539,662)	(539,662)
	$ (1,830,888)	$ (18,005)	$ (561,748)	$ (2,410,641)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
(b) Change in net unrealized appreciation (depreciation) on credit default swap contracts
(c) Change in net unrealized appreciation (depreciation) on futures

DWS Blue Chip VIP

The Portfolio may enter into futures contracts in circumstances where the portfolio management believes they offer economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Liability Derivatives	Futures Contracts
Equity Contracts (a)	$ (74,000)
$ (74,000)

The above derivative is located in the following Statement of Assets and Liabilities accounts:

(a) Net unrealized appreciation (depreciation) on futures. Payable for daily variation margin on open futures contracts reflects unsettled variation margin.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2009 and the related location on the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$ (57,736)
$ (57,736)

The above derivative is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ (87,278)
$ (87,278)

The above derivative is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on futures

DWS Core Fixed Income VIP

The Portfolio may enter into futures contracts in circumstances where portfolio management believes they offer an economic means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. The Portfolio's underlying bond investments are subject to interest rate risk. As interest rates increase, the value of Portfolio's fixed rate bonds may fall. The Portfolio may sell interest rate futures to gain exposure to different parts of the yield curve while managing the overall duration.

There are no open futures contracts as of June 30, 2009. During the six months ended June 30, 2009, the Portfolio had transactions in futures contracts having face value of less than five percent of the Portfolio's net assets.

The amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2009 and the related location on the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Interest Rate Contracts (a)	$ 231,032
$ 231,032

The above derivative is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Interest Rate Contracts (a)	$ 75,129

The above derivative is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on futures

DWS Diversified International Equity VIP

The Portfolio may enter into futures contracts in circumstances where the portfolio management believes they offer economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Liability Derivatives	Futures Contracts
Equity Contracts (a)	(10,102)
$ (10,102)

The above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Net unrealized appreciation (depreciation) on futures. Receivable for daily variation margin on open futures contracts reflects unsettled variation margin.

The amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2009 and the related location on the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	(29,084)
$ (29,084)

The above derivative is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ (10,102)
$ (10,102)

The above derivative is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on futures

DWS Global Thematic VIP

The Portfolio may enter into option contracts in order to hedge against potential adverse price movements in the value of portfolio assets; as a temporary substitute for selling selected investments; to lock in the purchase price of a security which it expects to purchase in the near future; as a temporary substitute for purchasing selected investments.

Asset Derivatives	Purchased Options
Equity Contracts (a)	$ 2,040
$ 2,040

The above derivative is located in the following Statement of Assets and Liabilities accounts:

(a) Investments in securities, at value (includes purchased options)

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2009 and the related location on the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Purchased Options
Equity Contracts (a)	$ —
$ —

The above derivative is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from investments (includes purchased options)
Change in Net Unrealized Appreciation (Depreciation)	Purchased Options
Equity Contracts (a)	$ (7,140)
$ (7,140)

The above derivative is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on investments (includes purchased options)

DWS Government & Agency Securities VIP

The Portfolio may enter into futures contracts to gain exposure to different parts of the yield curve while managing the overall duration.

Asset Derivatives	Swap Contracts
Interest Rate Contracts (a)	$ 18,961

The above derivative is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized appreciation on swap contracts
Liability Derivatives	Futures Contracts	Swap Contracts	Total Value
Interest Rate Contracts (a)	$ (78,898)	$ (122,967)	$ (201,865)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Net unrealized appreciation (depreciation) on futures and unrealized depreciation on swap contracts. Receivable for daily variation margin on open futures contracts reflects unsettled variation margin.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2009 and the related location on the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Interest Rate Contracts (a)	$ (1,960,907)

The above derivative is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts	Swap Contracts	Total Value
Interest Rate Contracts (a)	$ 3,271,331	$ (104,006)	$ 3,167,325

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on futures and swap contracts, respectively

DWS High Income VIP

There are no open credit default swap contracts as of June 30, 2009. During the six months ended June 30, 2009, the Portfolio had transactions in credit contracts having notional value of less than five percent of the Portfolio's net assets.

Liability Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$ (114,511)
$ (114,511)

The above derivative is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized depreciation on forward foreign currency exchange contracts and net payable on closed forward currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2009 and the related location on the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total Value
Foreign Exchange Contracts (a)	$ (209,178)	$ —	$ (209,178)
Credit Contracts (b)	—	291,737	291,737
	$ (209,178)	$ 291,737	$ 82,559

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
(b) Net realized gain (loss) from credit default swap contracts
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Total Value
Foreign Exchange Contracts (a)	$ (244,074)	$ —	$ (244,074)
Credit Contracts (b)	—	(288,556)	(288,556)
	$ (244,074)	$ (288,556)	$ (532,630)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
(b) Change in net unrealized appreciation (depreciation) on credit default swap contracts

DWS Large Cap Value VIP

The Portfolio may enter into futures contracts in circumstances where the portfolio management believes they offer economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

There are no open futures contracts as of June 30, 2009. During the six months ended June 30, 2009, the Portfolio had transactions in futures contracts having face value of less than five percent of the Portfolio's net assets.

The amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2009 and the related location on the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$ (17,763)
$ (17,763)

The above derivative is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ —
$ —

The above derivative is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on futures

DWS Strategic Income VIP

There are no open credit default swap contracts as of June 30, 2009. During the six months ended June 30, 2009, the Portfolio had transactions in credit contracts having notional value of less than five percent of the Portfolio's net assets.

The Portfolio may enter into futures contracts on equity and fixed-income securities, including on financial indices, and security indices and on currency as part of its global tactical asset allocation overlay strategy. As part of this strategy, the Portfolio may use futures contracts to gain exposure to changes in interest rates, and take advantage of short-term inefficiencies and relative mispricings within the global equity, bond and currency markets.

The Portfolio may enter into option contracts in order to enhance potential gain.

Asset Derivatives	Purchased Options	Forward Contracts	Swap Contracts	Total Value
Interest Rate Contracts (a)	$ 37,800	$ —	$ 9,496	$ 47,296
Foreign Exchange Contracts (b)	—	74,283	—	74,283
	$ 37,800	$ 74,283	$ 9,496	$ 121,579

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Investments in securities, at value (includes purchased options) and unrealized appreciation on swap contracts
(b) Unrealized appreciation on forward foreign currency exchange contracts
Liability Derivatives	Forward Contracts	Swap Contracts	Futures Contracts	Total Value
Interest Rate Contracts (a)	$ —	$ (37,189)	$ (66,369)	$ (103,558)
Equity Contracts (a)	—	—	(27,464)	(27,464)
Foreign Exchange Contracts (b)	(110,624)	—	—	(110,624)
	$ (110,624)	$ (37,189)	$ (93,833)	$ (241,646)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Net unrealized appreciation (depreciation) on futures. Payable for daily variation margin on open futures contracts reflects unsettled variation margin.
(b) Unrealized depreciation on forward foreign currency exchange contracts and net payable on closed forward currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2009 and the related location on the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Purchased Options	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total Value
Interest Rate Contracts (a)	$ —	$ (29,550)	$ —	$ 36,178	$ 192,202	$ 198,830
Equity Contracts (a)	—	—	—	—	(54,875)	(54,875)
Foreign Exchange Contracts (b)	—	—	(227,457)	—	—	(227,457)
	$ —	$ (29,550)	$ (227,457)	$ 36,178	$ 137,327	$ (83,502)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from written options, swaps and futures, respectively
(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
Change in Net Unrealized Appreciation (Depreciation)	Purchased Options	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total Value
Interest Rate Contracts (a)	$ (16,851)	$ 47,755	$ —	$ (184,099)	$ (170,090)	$ (323,285)
Equity Contracts (a)	—	—	—	—	82,317	82,317
Foreign Exchange Contracts (b)	—	—	(575,446)	—	—	(575,446)
	$ (16,851)	$ 47,755	$ (575,446)	$ (184,099)	$ (87,773)	$ (816,414)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on investments (includes purchased options), written options, swaps and futures, respectively
(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

DWS Technology VIP

The Portfolio may enter into option contracts in order to hedge against potential adverse price movements in the value of portfolio assets; as a temporary substitute for selling selected investments; to lock in the purchase price of a security which it expects to purchase in the near future; as a temporary substitute for purchasing selected investments.

There are no open options as of June 30, 2009. During the six months ended June 30, 2009, the Portfolio had transactions in options having value of less than five percent of the Portfolio's net assets.

The amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2009 and the related location on the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Written Options
Equity Contracts (a)	$ 12,238
$ 12,238

The above derivative is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from written options
Change in Net Unrealized Appreciation (Depreciation)	Written Options
Equity Contracts (a)	$ —
$ —

The above derivative is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on written options

Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Additionally, based on the Portfolios' understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which they invest, the Portfolios will provide for foreign taxes, and where appropriate, deferred foreign taxes.

At December 31, 2008, the following Portfolios had an approximate net tax basis capital loss carryforward which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the following expiration dates, whichever occurs first:

Portfolio	Capital Loss Carryforward ($)	Expiration Date
DWS Balanced VIP	1,789,000	12/31/2010
	1,366,000	12/31/2011
	21,426,000	12/31/2016
DWS Blue Chip VIP	26,695,000	12/31/2016
DWS Core Fixed Income VIP	3,813,000	12/31/2014
	50,000	12/31/2015
	6,143,000	12/31/2016
DWS Diversified International Equity VIP	32,933,000	12/31/2016
DWS Dreman Small Mid Cap Value VIP	40,231,000	12/31/2016
DWS Global Thematic VIP	42,028,000	12/31/2016
DWS Government & Agency Securities VIP	930,000	12/31/2014
	924,000	12/31/2015
DWS High Income VIP	22,935,000	12/31/2009
	55,108,000	12/31/2010
	13,877,000	12/31/2011
	3,844,000	12/31/2014
	858,000	12/31/2015
	17,301,000	12/31/2016
DWS Large Cap Value VIP	17,185,000	12/31/2016
DWS Mid Cap Growth VIP	20,154,000	12/31/2011
	936,000	12/31/2016
DWS Small Cap Growth VIP	11,291,000	12/31/2009
	71,888,000	12/31/2010
	4,155,000	12/31/2011
	8,113,000	12/31/2016
DWS Strategic Income VIP	1,611,000	12/31/2016
DWS Strategic Value VIP	68,443,000	12/31/2016
DWS Technology VIP	73,057,000	12/31/2009
	93,499,000	12/31/2010
	71,516,000	12/31/2011
	13,148,000	12/31/2016
DWS Turner Mid Cap Growth VIP	6,753,000	12/31/2016

In addition, from November 1, 2008 through December 31, 2008, the following Portfolios incurred net realized capital losses. As permitted by tax regulations, the Portfolios intend to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2009.

Portfolio
DWS Balanced VIP	$ 20,377,000
DWS Blue Chip VIP	12,172,000
DWS Core Fixed Income VIP	14,342,000
DWS Diversified International Equity VIP	15,109,000
DWS Dreman Small Mid Cap Value VIP	22,331,000
DWS Global Thematic VIP	12,260,000
DWS Government & Agency Securities VIP	4,625,000
DWS High Income VIP	6,542,000
DWS Large Cap Value VIP	8,279,000
DWS Mid Cap Growth VIP	3,503,000
DWS Small Cap Growth VIP	14,538,000
DWS Strategic Income VIP	1,428,000
DWS Strategic Value VIP	78,628,000
DWS Technology VIP	6,328,000
DWS Turner Mid Cap Growth VIP	9,753,000

The Portfolios have reviewed the tax positions for the open tax years as of December 31, 2008 and have determined that no provision for income tax is required in the Portfolios' financial statements. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions of net investment income, if any, for each Portfolio, except DWS Money Market VIP, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Portfolio if not distributed and, therefore, will be distributed to shareholders at least annually. Net investment income of DWS Money Market VIP is declared as a daily dividend and is distributed to shareholders monthly. DWS Money Market VIP may take into account capital gains and losses in its daily dividend declarations. DWS Money Market VIP may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to net operating losses, investments in foreign denominated investments, investments in forward foreign currency exchange contracts, investments in futures, income received from Passive Foreign Investment Companies and Real Estate Investment Trusts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Offering Costs. Offering costs for DWS Alternative Asset Allocation Plus VIP were paid connection with the offering of the shares and are being amortized over one year.

Expenses. Expenses arising in connection with a specific Portfolio are allocated to that Portfolio. Trust expenses are allocated between each Portfolio in proportion to its relative net assets.

Contingencies. In the normal course of business, each Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet been made. However, based on experience, the Portfolios expect the risk of loss to be remote.

Real Estate Investment Trusts. DWS Balanced VIP and DWS Dreman Small Mid Cap Value VIP periodically recharacterize distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated and a recharacterization will be made in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Portfolios distinguish between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes for each Portfolio, with the exception of securities in default of principal. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

B. Purchases and Sales of Securities

During the six months ended June 30, 2009 and for the period from February 2, 2009 through June 30, 2009 for DWS Alternative Asset Allocation Plus VIP, purchases and sales of investment transactions (excluding short-term investments) were as follows:

Portfolio	Purchases ($)	Sales ($)
DWS Alternative Asset Allocation Plus VIP	324,605	61,005
DWS Balanced VIP excluding US Treasury Obligations	285,507,656	320,190,113
US Treasury Obligations	59,465,388	49,824,759
DWS Blue Chip VIP	38,970,151	54,436,839
DWS Core Fixed Income VIP excluding US Treasury Obligations	103,895,003	129,339,716
US Treasury Obligations	98,012,774	95,896,577
DWS Diversified International Equity VIP	105,041,216	120,871,265
DWS Dreman Small Mid Cap Value VIP	87,651,171	116,476,649
DWS Global Thematic VIP	58,505,763	68,750,456
DWS Government & Agency Securities VIP excluding US Treasury Obligations	967,906,490	973,380,641
US Treasury Obligations	3,077,198	12,452,041
DWS High Income VIP	58,677,644	46,045,727
DWS Large Cap Value VIP	166,239,586	99,728,041
DWS Mid Cap Growth VIP	7,543,590	8,327,235
DWS Small Cap Growth VIP	35,353,695	40,731,065
DWS Strategic Income VIP excluding US Treasury Obligations	116,860,555	118,276,714
US Treasury Obligations	34,480,538	36,053,603
DWS Strategic Value VIP	110,675,531	165,448,751
DWS Technology VIP	21,211,691	29,420,022
DWS Turner Mid Cap Growth VIP	24,630,813	35,194,003

For the six months ended June 30, 2009, transactions for written options on interest rate swaps were as follows for DWS Strategic Income VIP:

	Contract Amount	Premiums
Outstanding, beginning of period	12,000,000	$ 70,950
Options written	—	—
Options closed	(12,000,000)	(70,950)
Outstanding, end of period	—	$ —

For the six months ended June 30, 2009, transactions for written options on securities were as follows for DWS Technology VIP:

	Number of Contracts	Premiums
Outstanding, beginning of period	—	$ —
Options written	422	12,238
Options closed	—	—
Options expired	—	—
Options exercised	(422)	(12,238)
Outstanding, end of period	—	$ —

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Portfolio or delegates such responsibility to each Portfolio's subadvisor.

Under the Investment Management Agreement with the Advisor, the fees are equivalent to the annual rates shown below of each Portfolio's average daily net assets, computed and accrued daily and payable monthly:

Portfolio	Annual Management Fee Rate
DWS Alternative Asset Allocation VIP on assets invested in other DWS funds on assets invested in all other assets not considered DWS funds	.200% 1.200%
DWS Balanced VIP $0-$250 million	.370%
next $750 million	.345%
over $1 billion	.310%
DWS Blue Chip VIP $0-$250 million	.550%
next $750 million	.520%
next $1.5 billion	.500%
next $2.5 billion	.480%
next $2.5 billion	.450%
next $2.5 billion	.430%
next $2.5 billion	.410%
over $12.5 billion	.390%
DWS Core Fixed Income VIP $0-$250 million	.500%
next $750 million	.470%
next $1.5 billion	.450%
next $2.5 billion	.430%
next $2.5 billion	.400%
next $2.5 billion	.380%
next $2.5 billion	.360%
over $12.5 billion	.340%
DWS Diversified International Equity VIP $0-$1.5 billion	.650%
next $1.75 billion	.635%
next $1.75 billion	.620%
over $5 billion	.605%
DWS Dreman Small Mid Cap Value VIP $0-$250 million	.650%
next $750 million	.620%
next $1.5 billion	.600%
next $2.5 billion	.580%
next $2.5 billion	.550%
next $2.5 billion	.540%
next $2.5 billion	.530%
over $12.5 billion	.520%
DWS Global Thematic VIP $0-$250 million	.915%
next $500 million	.865%
next $750 million	.815%
next $1.5 billion	.765%
over $3 billion	.715%
DWS Government & Agency Securities VIP $0-$250 million	.450%
next $750 million	.430%
next $1.5 billion	.410%
next $2.5 billion	.400%
next $2.5 billion	.380%
next $2.5 billion	.360%
next $2.5 billion	.340%
over $12.5 billion	.320%
DWS High Income VIP $0-$250 million	.500%
next $750 million	.470%
next $1.5 billion	.450%
next $2.5 billion	.430%
next $2.5 billion	.400%
next $2.5 billion	.380%
next $2.5 billion	.360%
over $12.5 billion	.340%
DWS Large Cap Value VIP $0-$250 million	.650%
next $750 million	.625%
next $1.5 billion	.600%
next $2.5 billion	.575%
next $2.5 billion	.550%
next $2.5 billion	.525%
next $2.5 billion	.500%
over $12.5 billion	.475%
DWS Mid Cap Growth VIP $0-$250 million	.665%
next $750 million	.635%
next $1.5 billion	.615%
next $2.5 billion	.595%
next $2.5 billion	.565%
next $2.5 billion	.555%
next $2.5 billion	.545%
over $12.5 billion	.535%
DWS Money Market VIP $0-$500 million	.285%
next $500 million	.270%
next $1.0 billion	.255%
over $2.0 billion	.240%
DWS Small Cap Growth VIP $0-$250 million	.550%
next $750 million	.525%
over $1 billion	.500%
DWS Strategic Income VIP $0-$250 million	.550%
next $750 million	.520%
next $1.5 billion	.500%
next $2.5 billion	.480%
next $2.5 billion	.450%
next $2.5 billion	.430%
next $2.5 billion	.410%
over $12.5 billion	.390%
DWS Strategic Value VIP $0-$250 million	.665%
next $750 million	.635%
next $1.5 billion	.615%
next $2.5 billion	.595%
next $2.5 billion	.565%
next $2.5 billion	.555%
next $2.5 billion	.545%
over $12.5 billion	.535%
DWS Technology VIP $0-$250 million	.665%
next $750 million	.635%
next $1.5 billion	.615%
next $2.5 billion	.595%
next $2.5 billion	.565%
next $2.5 billion	.555%
next $2.5 billion	.545%
over $12.5 billion	.535%
DWS Turner Mid Cap Growth VIP $0-$250 million	.715%
next $250 million	.700%
next $500 million	.685%
over $1 billion	.670%

Prior to February 27, 2009, Aberdeen Asset Management Inc. ("AAMI") served as subadvisor to DWS Core Fixed Income VIP and was paid by the Advisor for its services. The Board of the Portfolio approved the termination of AAMI as the Portfolio's subadvisor. Effective February 27, 2009, DIMA assumed all day-to-day advisory responsibilities for the Portfolio that were previously delegated to AAMI.

Dreman Value Management, L.L.C. ("DVM") serves as subadvisor to DWS Dreman Small Mid Cap Value VIP and, prior to June 2, 2009, served as subadvisor to DWS Strategic Value VIP. DVM is paid by the Advisor for its services.

Turner Investment Partners, Inc. serves as subadvisor to DWS Turner Mid Cap Growth VIP and is paid by the Advisor for its services.

Deutsche Asset Management International GmbH ("DeAMi") serves as subadvisor to DWS Large Cap Value VIP, and effective June 2, 2009 through July 31, 2009, served as subadvisor to DWS Strategic Value VIP. DeAMi is paid by the Advisor for its services.

For the period from February 2, 2009 (commencement of operations) to June 30, 2009, the Advisor has agreed to waive 0.15% of the monthly management fee based on average daily net assets for DWS Alternative Asset Allocation Plus VIP.

For the period from January 1, 2009 through April 30, 2009, the Advisor had contractually agreed to waive all or a portion of its fee and reimburse or pay certain operating expenses to the extent necessary to maintain the operating expenses of each class for the period (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) as follows:

Portfolio	Annual Rate
DWS Global Thematic VIP Class A	1.05%
Class B	1.45%

For the period from January 1, 2009 through September 30, 2009 and through March 6, 2009 for Class B shares for DWS Balanced VIP, DWS Diversified International VIP, DWS Mid Cap Growth VIP, DWS Small Cap VIP, DWS Strategic Income VIP and DWS Turner Mid Cap Growth VIP, the Advisor has contractually agreed to waive all or a portion of its fee and reimburse or pay certain operating expenses to the extent necessary to maintain the operating expenses of each class for the period (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) as follows:

Portfolio	Annual Rate
DWS Balanced VIP Class B	1.22%
DWS Blue Chip VIP Class B	1.25%
DWS Diversified International Equity VIP Class B	1.40%
DWS Government & Agency Securities VIP Class A	.65%
Class B	1.05%
DWS High Income VIP Class B	1.18%
DWS Large Cap Value VIP Class B	1.25%
DWS Mid Cap Growth VIP Class A	.94%
Class B	1.34%
DWS Small Cap Growth VIP Class B	1.41%
DWS Strategic Income VIP Class A	.82%
Class B	1.22%
DWS Technology VIP Class B	1.48%
DWS Turner Mid Cap Growth VIP Class B	1.34%

For the period from April 27, 2009 through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its fee and reimburse or pay certain operating expenses to the extent necessary to maintain the operating expenses of each class for the period (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) as follows:

Portfolio	Annual Rate
DWS Large Cap Value VIP Class A	.88%

For the period from May 1, 2009 through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its fee and reimburse or pay certain operating expenses to the extent necessary to maintain the operating expenses of each class for the period (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) as follows:

Portfolio	Annual Rate
DWS Global Thematic VIP Class A	1.07%
Class B	1.47%

For the period from January 1, 2009 through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its fee and reimburse or pay certain operating expenses to the extent necessary to maintain the operating expenses of each class for the period (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) as follows:

Portfolio	Annual Rate
DWS Money Market VIP Class A	.44%
DWS Strategic Value VIP Class A	.78%
Class B	1.11%

Effective February 2, 2009 (commencement of operations) for Class A shares and effective May 18, 2009 (commencement of operations) for Class B shares through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its fee and reimburse or pay certain operating expenses to the extent necessary to maintain the operating expenses of the class for the period (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) as follows:

Portfolio	Annual Rate
DWS Alternative Asset Allocation Plus VIP Class A	.21%
Class B	.61%

Accordingly, for the six months ended June 30, 2009 and for the period from February 2, 2009 (commencement of operations) through June 30, 2009 for DWS Alternative Asset Allocation Plus VIP, the total management fees, management fees waived and effective management fee rates were as follows:

Portfolio	Total Aggregated ($)	Waived ($)	Annualized Effective Rate
DWS Alternative Asset Allocation Plus VIP	174	174.00%
DWS Balanced VIP	525,985	—	.37%
DWS Blue Chip VIP	260,115	—	.55%
DWS Core Fixed Income VIP	331,939	—	.50%
DWS Diversified International Equity VIP	246,680	—	.65%
DWS Dreman Small Mid Cap Value VIP	683,833	—	.65%
DWS Global Thematic VIP	255,400	150,639.38%
DWS Government & Agency Securities VIP	465,975	—	.45%
DWS High Income VIP	402,015	—	.50%
DWS Large Cap Value VIP	459,755	—	.65%
DWS Mid Cap Growth VIP	58,688	31,273.31%
DWS Money Market VIP	516,497	13,148.28%
DWS Small Cap Growth VIP	169,655	—	.55%
DWS Strategic Income VIP	188,431	33,131.45%
DWS Strategic Value VIP	869,290	58,026.62%
DWS Technology VIP	202,696	—	.67%
DWS Turner Mid Cap Growth VIP	151,387	—	.72%

In addition, for the period ended June 30, 2009, the Advisor waived $52,652 other expenses for DWS Alternative Asset Allocation Plus VIP.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolios. For all services provided under the Administrative Services Agreement, the Portfolios pay DIMA an annual fee ("Administration Fee") of 0.10% of the Portfolios' average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2009 and for the period from February 2, 2009 (commencement of operations) through June 30, 2009 for DWS Alternative Asset Allocation Plus VIP, the Administration Fee was as follows:

Portfolio	Total Aggregated ($)	Waived ($)	Unpaid at June 30, 2009 ($)
DWS Alternative Asset Allocation Plus VIP	87	87	—
DWS Balanced VIP	143,476	—	24,855
DWS Blue Chip VIP	47,294	—	8,175
DWS Core Fixed Income VIP	66,388	—	10,283
DWS Diversified International Equity VIP	37,951	—	6,588
DWS Dreman Small Mid Cap Value VIP	105,207	—	18,459
DWS Global Thematic VIP	27,912	—	5,042
DWS Government & Agency Securities VIP	103,550	—	15,866
DWS High Income VIP	80,403	—	14,601
DWS Large Cap Value VIP	70,732	—	17,404
DWS Mid Cap Growth VIP	8,825	—	1,653
DWS Money Market VIP	181,227	—	27,276
DWS Small Cap Growth VIP	30,846	—	5,657
DWS Strategic Income VIP	34,260	—	5,746
DWS Strategic Value VIP	131,156	—	22,707
DWS Technology VIP	30,481	—	5,622
DWS Turner Mid Cap Growth VIP	21,173	—	3,657

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for each Portfolio. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from each Portfolio. For the six months ended June 30, 2009, for the period ended March 6, 2009 (February 3, 2009 for DWS Money Market VIP) for DWS Balanced VIP, DWS Diversified International Equity VIP, DWS Mid Cap Growth VIP, DWS Small Cap Growth VIP, DWS Strategic Income VIP and DWS Turner Mid Cap Growth VIP and for the period from February 2, 2009 (commencement of operations) for Class A shares and May 18, 2009 (commencement of operations) for Class B shares to June 30, 2009 for DWS Alternative Asset Allocation Plus VIP, the amounts charged to each Portfolio by DISC were as follows:

Portfolio	Total Aggregated ($)	Waived ($)	Unpaid at June 30, 2009 ($)
DWS Alternative Asset Allocation Plus VIP Class A	19	—	—
DWS Alternative Asset Allocation Plus VIP Class B	3	3	3
DWS Balanced VIP Class A	425	—	74
DWS Balanced VIP Class B	5	—	—
DWS Blue Chip VIP Class A	171	—	56
DWS Blue Chip VIP Class B	7	—	—
DWS Core Fixed Income VIP Class A	43	—	43
DWS Core Fixed Income VIP Class B	28	—	12
DWS Diversified International Equity VIP Class A	108	—	41
DWS Diversified International Equity VIP Class B	5	5	—
DWS Dreman Small Mid Cap Value VIP Class A	387	—	124
DWS Dreman Small Mid Cap Value VIP Class B	143	—	51
DWS Global Thematic VIP Class A	229	229	—
DWS Global Thematic VIP Class B	42	—	19
DWS Government & Agency Securities VIP Class A	226	—	225
DWS Government & Agency Securities VIP Class B	21	—	—
DWS High Income VIP Class A	169	—	54
DWS High Income VIP Class B	19	—	19
DWS Large Cap Value VIP Class A	164	—	164
DWS Large Cap Value VIP Class B	13	—	13
DWS Mid Cap Growth VIP Class A	113	113	—
DWS Mid Cap Growth VIP Class B	5	5	—
DWS Money Market VIP Class A	233	233	—
DWS Money Market VIP Class B	2	2	—
DWS Small Cap Growth VIP Class A	432	—	86
DWS Small Cap Growth VIP Class B	5	—	—
DWS Strategic Income VIP Class A	95	95	—
DWS Strategic Income VIP Class B	5	5	—
DWS Strategic Value VIP Class A	276	276	—
DWS Strategic Value VIP Class B	105	—	36
DWS Technology VIP Class A	112	—	37
DWS Technology VIP Class B	883	—	24
DWS Turner Mid Cap Growth VIP Class A	51	—	27
DWS Turner Mid Cap Growth VIP Class B	8	8	—

Distribution Service Agreement. Under the Portfolios' Class B 12b-1 plans, DWS Investments Distributors, Inc. ("DIDI") received a fee ("Distribution Service Fee") of 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2009, for the period ended March 6, 2009 (February 3, 2009 for DWS Money Market VIP) for DWS Balanced VIP, DWS Diversified International Equity VIP, DWS Mid Cap Growth VIP, DWS Small Cap Growth VIP, DWS Strategic Income VIP and DWS Turner Mid Cap Growth VIP, the Distribution Service Fee was as follows:

Portfolio	Total Aggregated ($)	Waived ($)	Unpaid at June 30, 2009 ($)
DWS Balanced VIP	20	—	—
DWS Blue Chip VIP	160	—	160
DWS Core Fixed Income VIP	38,426	—	5,632
DWS Diversified International Equity VIP	40	10	—
DWS Dreman Small Mid Cap Value VIP	26,631	—	4,753
DWS Global Thematic VIP	4,780	—	900
DWS Government & Agency Securities VIP	9,365	—	1,543
DWS High Income VIP	170	—	28
DWS Large Cap Value VIP	561	—	138
DWS Mid Cap Growth VIP	9	—	—
DWS Money Market VIP	10	—	—
DWS Small Cap Growth VIP	6	—	—
DWS Strategic Income VIP	21	—	—
DWS Strategic Value VIP	2,202	—	389
DWS Technology VIP	2,218	—	427
DWS Turner Mid Cap Growth VIP	3	—	3

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to each Portfolio. For the six months ended June 30, 2009 and for the period from February 2, 2009 (commencement of operations) though June 30, 2009 for DWS Alternative Asset Allocation Plus VIP, the amount charged to each Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:

Portfolio	Amount ($)	Unpaid at June 30, 2009 ($)
DWS Alternative Asset Allocation Plus VIP	5,627	—
DWS Balanced VIP	3,400	2,516
DWS Blue Chip VIP	3,278	929
DWS Core Fixed Income VIP	6,186	4,383
DWS Diversified International Equity VIP	2,751	1,130
DWS Dreman Small Mid Cap Value VIP	4,100	2,317
DWS Global Thematic VIP	3,471	2,962
DWS Government & Agency Securities VIP	872	872
DWS High Income VIP	3,547	1,698
DWS Large Cap Value VIP	7,768	—
DWS Mid Cap Growth VIP	3,090	1,928
DWS Money Market VIP	3,121	2,728
DWS Small Cap Growth VIP	3,863	3,426
DWS Strategic Income VIP	3,243	2,340
DWS Strategic Value VIP	3,332	1,698
DWS Technology VIP	3,661	1,357
DWS Turner Mid Cap Growth VIP	1,720	1,520

Trustees' Fees and Expenses. The Portfolios paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, each Portfolio may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Investing in High Yield Securities

Investing in high yield securities may involve greater risks and considerations not typically associated with investing in US Government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and pay interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

E. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States of America. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements and may have prices more volatile than those of comparable securities of issuers in the United States of America.

F. Fee Reductions

The Portfolios have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolios' expenses. During the six months ended June 30, 2009, the Portfolios' custodian fee was reduced under the arrangement as follows:

Portfolio	Amount ($)
DWS Balanced VIP	4
DWS Core Fixed Income VIP	2
DWS High Income VIP	6
DWS Money Market VIP	2
DWS Strategic Income VIP	2

G. Ownership of the Portfolios

At June 30, 2009, the beneficial ownership in each Portfolio was as follows:

DWS Alternative Asset Allocation Plus VIP: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 71% and 29%.

DWS Balanced VIP: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 43%, 23% and 15%.

DWS Blue Chip VIP: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 56% and 37%. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 100%.

DWS Core Fixed Income VIP: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 43%, 42% and 14%. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 100%.

DWS Diversified International Equity VIP: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 44%, 28% and 28%.

DWS Dreman Small Mid Cap Value VIP:Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 43%, 26% and 14%. Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class B shares of the Portfolio, each owning 40%, 18% and 18%.

DWS Global Thematic VIP: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 62% and 33%. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 99%.

DWS Government & Agency Securities VIP: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 41%, 39% and 14%. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 97%.

DWS High Income VIP: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 33%, 33% and 28%. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 100%.

DWS Large Cap Value VIP: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 57%, 29% and 10%. Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class B shares of the Portfolio, each owning 58% and 42%.

DWS Mid Cap Growth VIP: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 64% and 34%.

DWS Money Market VIP: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 38%, 20% and 14%.

DWS Small Cap Growth VIP: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 45%, 26% and 25%.

DWS Strategic Income VIP: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 61% and 36%.

DWS Strategic Value VIP: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 59% and 29%. Five Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class B shares of the Portfolio, each owning 25%, 23%, 12%, 11% and 10%.

DWS Technology VIP: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 58% and 37%. One Participating Insurance Company was the owner of record of 10% or more of the outstanding Class B shares of the Portfolio, owning 92%.

DWS Turner Mid Cap Growth VIP: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 77% and 22%.

H. Line of Credit

The Trust and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Portfolios may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The facility borrowing limit for each Portfolio as a percentage of net assets is as follows:

Portfolio	Facility Borrowing Limit
DWS Alternative Asset Allocation Plus VIP	10%
DWS Balanced VIP	33%
DWS Blue Chip VIP	33%
DWS Core Fixed Income VIP	33%
DWS Diversified International Equity VIP	33%
DWS Dreman Small Mid Cap Value VIP	33%
DWS Global Thematic VIP	33%
DWS Government & Agency Securities VIP	33%
DWS High Income VIP	33%
DWS Large Cap Value VIP	33%
DWS Mid Cap Growth VIP	33%
DWS Money Market VIP	33%
DWS Small Cap Growth VIP	33%
DWS Strategic Income VIP	33%
DWS Strategic Value VIP	33%
DWS Technology VIP	5%
DWS Turner Mid Cap Growth VIP	33%

I. Payments Made by Affiliates

During the six months ended June 30, 2009, the Advisor fully reimbursed DWS Strategic Income VIP $188 for losses incurred on trades executed incorrectly. The amount of the losses was less than 0.01% of the Portfolio's average net assets, thus having no impact on the Portfolio's total return.

In addition, during the six months ended June 30, 2009, the Advisor reimbursed DWS Dreman Small Mid Cap Value VIP and DWS Strategic Value VIP $9,887 and $12,813, respectively, for a loss incurred as a result of a breach of the Portfolios' investment restrictions. The amount of the loss was less than 0.01% of the Portfolios' average daily net assets, thus having no impact on the Portfolios' total return.

In addition, during the six months ended June 30, 2009, the Advisor fully reimbursed DWS Core Fixed Income VIP $24,775 for losses incurred on trades executed incorrectly.

J. Participation in the Treasury's Temporary Guarantee Program

DWS Money Market VIP is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") established by the U.S. Department of the Treasury (the "Treasury"). The Program is designed to protect the value of accounts in the Portfolios of the close of business on September 19, 2008. According to the terms of the Program, any investment made by a shareholder after September 19, 2008 in excess of the amount held in the account as of the close of business on that date will not be covered by the Program. Any purchase of the shares of the Portfolio for an account opened after September 19, 2008 will also not be covered under the Program. The Program guarantee will apply to the lesser of (i) the number of shares held in an account as of the close of business on September 19, 2008, or (ii) the number of shares held in the account on the date the Program guarantee is triggered. Subject to certain conditions and limitations, the Program guarantee is triggered if the Portfolio's net asset value falls below $0.995 and the Portfolio is liquidated. Guarantee payments under the Program will not exceed the amount available within the Treasury's Exchange Stabilization Fund ("ESF") on the date of payment.

The Portfolio bears the expenses of participating in the Program. The expense is determined by the product of (i) the number of shares outstanding of each class as of September 19, 2008 valued at $1.00; and (ii) the applicable Program participation fee rate, which is based upon the market-based net asset value outstanding of each share class as of September 19, 2008. For the initial period ending December 18, 2008, the Program participation fee was equal to 0.01%. For the coverage under the Program beginning on December 19, 2008 and ending on April 30, 2009, the Program participation fee was equal to 0.015%. For the coverage under the Program beginning on May 1, 2009 and ending September 18, 2009, the Program participation fee is equal to 0.015%. This expense is being amortized over the length of the participation in the Program and is included in "Temporary guarantee program participation fee" on the Statement of Operations. For the period from January 1, 2009 through June 30, 2009, the Portfolio accrued $79,769. This expense was borne by the Portfolio without regard to any expense limitation currently in effect for the Portfolio. The Program is set to terminate on September 18, 2009.

Neither the Portfolio nor Deutsche Investment Management Americas Inc., the Portfolio's investment advisor, are in any manner approved, endorsed, sponsored or authorized by the Treasury.

K. Acquisition of Assets

On April 24, 2009, DWS Large Cap Value VIP acquired all of the net assets of DWS Davis Venture Value VIP pursuant to a plan of reorganization approved by shareholders on November 21, 2008. The acquisition was accomplished by a tax-free exchange of 17,064,120 Class A shares and 32,154 Class B shares of DWS Davis Venture Value VIP for 12,224,432 Class A shares and 22,957 Class B shares of DWS Large Cap Value VIP, respectively, outstanding on April 24, 2009. DWS Davis Venture Value VIP's net assets at that date, $107,655,331, including $5,676,099 of net unrealized appreciation, were combined with those of the Portfolio. The aggregate net assets of the Portfolio immediately before the acquisition were $106,678,067. The combined net assets of the Portfolio immediately following the acquisition were $214,333,398.

L. Review for Subsequent Events

In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Portfolios as of June 30, 2009, events and transactions from July 1, 2009 through August 18, 2009, the date the financial statements were available to be issued, have been evaluated by management for subsequent events. Management has determined that there were no material events that would require disclosure in the Portfolios' financial statements through this date.

Other Information

DWS Balanced VIP

Effective July 14, 2009, the portfolio management team for the portfolio is as follows:

Robert Wang J. Richard Robben, CFA
James B. Francis, CFA Thomas Schuessler, PhD
Inna Okounkova Mark Schumann
Thomas Picciochi Richard Shepley
John Brennan Michael Sieghart, CFA
William Chepolis, CFA Gary Sullivan, CFA
Owen Fitzpatrick, CFA Andreas Wendelken
Matthew F. MacDonald, CFA
Portfolio Managers

DWS Blue Chip VIP

Effective August 1, 2009, the portfolio management team for the portfolio is as follows:

Robert Wang
James B. Francis, CFA
Portfolio Managers

DWS Mid Cap Growth VIP and DWS Small Cap Growth VIP

Effective August 13, 2009, the portfolio management team for the portfolio is as follows:

Joseph Axtell, CFA
Rafaelina M. Lee
Portfolio Managers

Proxy Voting

The Trust's policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Trust's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 24, 2008

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2008, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 129 Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Summary of Administrative Fee Evaluation by Independent Fee Consultant

September 29, 2008

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of the proposed management fees to be charged by DeAM to the DWS Funds, taking onto account a proposal to pass through to the funds certain fund accounting-related charges in connection with new regulatory requirements. My evaluation considered the following:

• While the proposal would alter the services to be provided under the Administration Agreement, which I consider to be part of fund management under the Order, it is my opinion that the change in services is slight and that the scope of prospective services under the combination of the Advisory and Administration Agreements continues to be comparable with those typically provided to competitive funds under their management agreements.

• While the proposal would increase fund expenses, according to a pro forma analysis performed by management, the prospective effect is less than .01% for all but seven of the DeAM Funds' 438 active share classes, and in all cases the effect is less than .03% and overall expenses would remain reasonable in my opinion.

Based on the foregoing considerations, in my opinion the fees and expenses for all of the DWS Funds will remain reasonable if the Directors adopt this proposal.

Thomas H. Mack

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

DWS Investment Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 778-1482

VS2-3 (R-12547-1 8/09)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series II

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Variable Series II

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2009